UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

Item 1. Reports to Stockholders

VALIC Company II

Semi-Annual Report, February 29, 2016

SAVING : INVESTING : PLANNING

VALIC Company II

SEMI-ANNUAL REPORT FEBRUARY 29, 2016

VALIC Company II

PRESIDENT’S LETTER (unaudited)

Dear Valued Investor:

We are pleased to provide you with the following Semi-Annual Report for VALIC Company II. The report contains the investment portfolio information and the financial statements of VALIC Company II for the six-month period ended February 29, 2016. We encourage you to carefully read this report and thank you for your investment.

Overall, the six-months of the reporting period was a difficult time for the global equity markets. Domestic equities, as measured by the total return for the S&P 500® Index,* a widely regarded gauge of the U.S. equity market, returned -0.92% for the period. The markets experienced a transition from a landscape of higher growth stocks rallying early in the period to a marketplace led by larger, higher quality, and less volatile stocks outperforming as investors sought a flight to safety. This transition is related to the changing backdrop of the markets both domestically as well as internationally. Oil prices continued to fall during the period, reaching lows not seen for almost seven years. These low oil prices have been affected by a myriad of issues, most notable among them is the oil producers’ refusal to curtail production (which has created a supply glut), exacerbated by a weak global economy. At its December 2015 meeting, the U.S. Federal Reserve Open Market Committee (the “Fed”) followed through on its widely anticipated first increase in interest rates since 2006, raising the targeted federal funds rate by 0.25%. While this action created expectations of further rate increases, in subsequent meetings, the Fed chose to leave rates unchanged, citing the Chinese economic slowdown and global market conditions.

The MSCI EAFE Index (net),** designed to measure the equity market performance of developed foreign markets (Europe, Australasia, Far East), excluding the U.S. and Canada, was hit even harder, falling -9.48% for the period. Volatility quickly returned to international markets amid signs of a steeper than expected economic slowdown in China and the subsequent decision by the Chinese government to devalue the Renminbi (RMB). Overseas, the MSCI Emerging Markets Index (net),**** designed to measure the equity market performance of emerging markets (including China, Russia, Brazil and India), returned -8.85% for the period.

Domestic bonds, as represented by the Barclays U.S. Aggregate Bond Index,*** a broad measure of the bond market, climbed 2.20% for the period. With the current volatility and the flight to safety, the outflows from equities have moved to bonds.

We appreciate being part of your investment program and thank you for your ongoing confidence in us. We look forward to serving your investment needs in the years ahead.

Sincerely,

John T. Genoy, President

VALIC Company II

Past performance is no guarantee of future results.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
***	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.
****	The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index. Past performance of an index does not guarantee the future performance of any investment.

1

VALIC Company II

EXPENSE EXAMPLE — February 29, 2016 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company II (“VC II”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at September 1, 2015 and held until February 29, 2016. Shares of VC II are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Plan Accounts (“IRA”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA documents for more details on the fees associated with the Variable Contract, Plans or IRA’s.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended February 29, 2016” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended February 29, 2016” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans and IRA’s, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended February 29, 2016” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended February 29, 2016” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended February 29, 2016” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

VALIC Company II

EXPENSE EXAMPLE — February 29, 2016 (unaudited) — (continued)

	Actual
Fund	Beginning Account Value at September 1, 2015	Ending Account Value Using Actual Return at February 29, 2016	Expenses Paid During the Six Months Ended February 29, 2016*	Beginning Account Value at September 1, 2015	Ending Account Value Using a Hypothetical 5% Annual Return at February 29, 2016	Expenses Paid During the Six Months Ended February 29, 2016*	Annualized Expense Ratio
Aggressive Growth Lifestyle#	$1,000.00	$948.45	$0.48	$1,000.00	$1,024.37	$0.50	0.10%
Capital Appreciation#	$1,000.00	$969.42	$4.16	$1,000.00	$1,020.64	$4.27	0.85%
Conservative Growth Lifestyle#	$1,000.00	$969.87	$0.49	$1,000.00	$1,024.37	$0.50	0.10%
Core Bond#	$1,000.00	$1,008.23	$3.84	$1,000.00	$1,021.03	$3.87	0.77%
High Yield Bond#	$1,000.00	$960.81	$4.68	$1,000.00	$1,020.09	$4.82	0.96%
International Opportunities#	$1,000.00	$956.23	$4.86	$1,000.00	$1,019.89	$5.02	1.00%
Large Cap Value#	$1,000.00	$947.31	$3.92	$1,000.00	$1,020.84	$4.07	0.81%
Mid Cap Growth#	$1,000.00	$879.68	$3.97	$1,000.00	$1,020.64	$4.27	0.85%
Mid Cap Value#	$1,000.00	$931.71	$5.04	$1,000.00	$1,019.64	$5.27	1.05%
Moderate Growth Lifestyle#	$1,000.00	$960.26	$0.49	$1,000.00	$1,024.37	$0.50	0.10%
Money Market II#	$1,000.00	$1,000.05	$1.19	$1,000.00	$1,023.67	$1.21	0.24%
Small Cap Growth#	$1,000.00	$821.69	$5.25	$1,000.00	$1,019.10	$5.82	1.16%
Small Cap Value#	$1,000.00	$923.63	$4.54	$1,000.00	$1,020.14	$4.77	0.95%
Socially Responsible#	$1,000.00	$989.22	$2.77	$1,000.00	$1,022.08	$2.82	0.56%
Strategic Bond	$1,000.00	$980.91	$4.33	$1,000.00	$1,020.49	$4.42	0.88%

*	Expenses are equal to each Fund‘s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 366 days (to reflect the one-half year period) . These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA‘s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administration fees charged by your Plan sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended February 29, 2016” and the “Annualized Expense Ratio” would have been higher.

3

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO PROFILE — February 29, 2016 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	45.5%
International Equity Investment Companies	23.8
Domestic Fixed Income Investment Companies	22.2
Real Estate Investment Companies	8.5

100.0%

*	Calculated as a percentage of net assets

4

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 45.5%
VALIC Co. I Blue Chip Growth Fund	1,230,726	$17,648,617
VALIC Co. I Dividend Value Fund	1,165,755	12,415,294
VALIC Co. I Mid Cap Index Fund	1,014,686	22,475,301
VALIC Co. I Mid Cap Strategic Growth Fund	517,105	5,801,917
VALIC Co. I Nasdaq-100 Index Fund	1,386,741	12,758,014
VALIC Co. I Science & Technology Fund	414,808	7,989,204
VALIC Co. I Small Cap Index Fund	1,534,625	24,523,308
VALIC Co. I Small Cap Special Values Fund	949,622	10,198,944
VALIC Co. I Stock Index Fund	580,775	17,649,767
VALIC Co. I Value Fund	219,625	2,938,577
VALIC Co. II Capital Appreciation Fund	950,120	15,059,398
VALIC Co. II Large Cap Value Fund	528,510	8,551,289
VALIC Co. II Mid Cap Growth Fund	883,288	6,845,480
VALIC Co. II Mid Cap Value Fund	1,385,843	28,174,179
VALIC Co. II Small Cap Growth Fund	696,251	8,758,843
VALIC Co. II Small Cap Value Fund	1,356,132	17,548,345

Total Domestic Equity Investment Companies
(cost $225,046,282)		219,336,477

Domestic Fixed Income Investment Companies — 22.2%
VALIC Co. I Capital Conservation Fund	850,362	8,350,559
VALIC Co. I Government Securities Fund	883,945	9,564,280
VALIC Co. I Inflation Protected Fund	294,976	3,112,000
VALIC Co. II Core Bond Fund	3,026,837	33,355,743
VALIC Co. II High Yield Bond Fund	4,320,460	30,675,269
VALIC Co. II Strategic Bond Fund	2,007,966	21,665,957

Total Domestic Fixed Income Investment Companies
(cost $110,997,661)		106,723,808

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 23.8%
VALIC Co. I Foreign Value Fund	2,859,542	$22,676,167
VALIC Co. I International Equities Index Fund	8,969,749	51,127,567
VALIC Co. I International Growth Fund	2,301,376	24,762,806
VALIC Co. II International Opportunities Fund	1,115,857	16,090,664

Total International Equity Investment Companies
(cost $137,670,070)		114,657,204

Real Estate Investment Companies — 8.5%
VALIC Co. I Global Real Estate Fund
(cost $45,897,619)	5,613,529	41,034,898

TOTAL INVESTMENTS
(cost $519,611,632)(2)	100.0%	481,752,387
Liabilities in excess of other assets	(0.0)	(15,724)

NET ASSETS	100.0%	$481,736,663

#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$481,752,387	$—	$—	$481,752,387

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

5

VALIC Company II Capital Appreciation Fund

PORTFOLIO PROFILE — February 29, 2016 (unaudited)

Industry Allocation*

Computers	5.9%
Web Portals/ISP	5.6
Medical — Drugs	5.6
Applications Software	4.2
Medical — Biomedical/Gene	3.9
Internet Content — Entertainment	3.8
Food — Misc./Diversified	3.6
E-Commerce/Products	3.2
Beverages — Non-alcoholic	3.1
Finance — Credit Card	3.0
Enterprise Software/Service	2.7
Medical — HMO	2.7
Retail — Building Products	2.7
Retail — Restaurants	2.5
Instruments — Controls	2.5
Transport — Rail	2.2
Investment Management/Advisor Services	2.2
Medical Instruments	2.1
Cable/Satellite TV	2.0
Retail — Major Department Stores	1.9
Cosmetics & Toiletries	1.8
Diagnostic Equipment	1.8
Networking Products	1.7
E-Commerce/Services	1.7
Athletic Footwear	1.7
Aerospace/Defense	1.7
Television	1.6
Finance — Other Services	1.5
Brewery	1.5
Retail — Perfume & Cosmetics	1.4
Electronic Components — Semiconductors	1.4
Apparel Manufacturers	1.3
Electronic Forms	1.3
Advertising Agencies	1.3
Registered Investment Companies	1.3
Medical — Wholesale Drug Distribution	1.3
Aerospace/Defense — Equipment	1.3
Computer Services	1.2
Finance — Consumer Loans	1.2
Chemicals — Diversified	1.1
Auto/Truck Parts & Equipment — Original	1.1
Oil — Field Services	1.1
Pharmacy Services	0.9
Time Deposits	0.9
Insurance — Property/Casualty	0.8
Medical Information Systems	0.7
Auto — Cars/Light Trucks	0.6
Internet Application Software	0.6

101.2%

*	Calculated as a percentage of net assets

6

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.0%
Advertising Agencies — 1.3%
Interpublic Group of Cos., Inc.	48,721	$1,042,142

Aerospace/Defense — 1.7%
Raytheon Co.	10,447	1,293,861

Aerospace/Defense - Equipment — 1.3%
United Technologies Corp.	10,206	986,104

Apparel Manufacturers — 1.3%
Hanesbrands, Inc.	36,838	1,049,515

Applications Software — 4.2%
Citrix Systems, Inc.†	14,186	1,002,241
Intuit, Inc.	10,048	971,039
Salesforce.com, Inc.†	18,822	1,275,190

		3,248,470

Athletic Footwear — 1.7%
NIKE, Inc., Class B	21,350	1,314,946

Auto - Cars/Light Trucks — 0.6%
Tesla Motors, Inc.†#	2,572	493,644

Auto/Truck Parts & Equipment - Original — 1.1%
Delphi Automotive PLC	12,537	835,967

Beverages - Non-alcoholic — 3.1%
PepsiCo, Inc.	24,693	2,415,469

Brewery — 1.5%
Molson Coors Brewing Co., Class B	13,633	1,162,486

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	27,398	1,581,686

Chemicals - Diversified — 1.1%
Dow Chemical Co.	18,100	879,841

Computer Services — 1.2%
Cognizant Technology Solutions Corp., Class A†	15,920	907,122

Computers — 5.9%
Apple, Inc.	47,851	4,626,713

Cosmetics & Toiletries — 1.8%
Estee Lauder Cos., Inc., Class A	15,274	1,394,974

Diagnostic Equipment — 1.8%
Danaher Corp.	15,421	1,376,633

E-Commerce/Products — 3.2%
Amazon.com, Inc.†	4,511	2,492,418

E-Commerce/Services — 1.7%
Priceline Group, Inc.†	1,047	1,324,675

Electronic Components - Semiconductors — 1.4%
Broadcom, Ltd.	7,946	1,064,526

Electronic Forms — 1.3%
Adobe Systems, Inc.†	12,274	1,045,131

Enterprise Software/Service — 2.7%
Oracle Corp.	43,787	1,610,486
Workday, Inc., Class A†#	8,822	533,290

		2,143,776

Finance - Consumer Loans — 1.2%
Synchrony Financial†	33,402	900,184

Finance - Credit Card — 3.0%
Visa, Inc., Class A	32,466	2,350,214

Finance - Other Services — 1.5%
Intercontinental Exchange, Inc.	4,893	1,166,785

Security Description	Shares	Value (Note 2)

Food - Misc./Diversified — 3.6%
ConAgra Foods, Inc.	34,127	$1,435,381
Mondelez International, Inc., Class A	32,973	1,336,396

		2,771,777

Instruments - Controls — 2.5%
Honeywell International, Inc.	18,990	1,924,636

Insurance - Property/Casualty — 0.8%
Progressive Corp.	19,084	609,161

Internet Application Software — 0.6%
Splunk, Inc.†	11,313	493,247

Internet Content - Entertainment — 3.8%
Facebook, Inc., Class A†	27,944	2,987,772

Investment Management/Advisor Services — 2.2%
BlackRock, Inc.	3,102	967,700
Federated Investors, Inc., Class B	27,888	729,829

		1,697,529

Medical Information Systems — 0.7%
Cerner Corp.†	10,966	559,924

Medical Instruments — 2.1%
Boston Scientific Corp.†	49,897	847,251
Medtronic PLC	10,140	784,735

		1,631,986

Medical - Biomedical/Gene — 3.9%
Alexion Pharmaceuticals, Inc.†	3,325	468,160
Biogen, Inc.†	4,457	1,156,235
Illumina, Inc.†	4,802	721,452
Vertex Pharmaceuticals, Inc.†	8,544	730,427

		3,076,274

Medical - Drugs — 5.6%
AbbVie, Inc.	29,800	1,627,378
Bristol-Myers Squibb Co.	25,604	1,585,656
Eli Lilly & Co.	15,793	1,137,096

		4,350,130

Medical - HMO — 2.7%
Centene Corp.†	9,921	565,100
UnitedHealth Group, Inc.	12,982	1,546,156

		2,111,256

Medical - Wholesale Drug Distribution — 1.3%
Cardinal Health, Inc.	12,551	1,025,417

Networking Products — 1.7%
Cisco Systems, Inc.	51,383	1,345,207

Oil - Field Services — 1.1%
Schlumberger, Ltd.	11,631	834,175

Pharmacy Services — 0.9%
Express Scripts Holding Co.†	10,111	711,612

Retail - Building Products — 2.7%
Home Depot, Inc.	16,931	2,101,476

Retail - Major Department Stores — 1.9%
TJX Cos., Inc.	19,867	1,472,145

Retail - Perfume & Cosmetics — 1.4%
Ulta Salon Cosmetics & Fragrance, Inc.†	6,697	1,106,277

Retail - Restaurants — 2.5%
McDonald’s Corp.	16,736	1,961,292

7

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Television — 1.6%
AMC Networks, Inc., Class A†	4,167	$273,105
CBS Corp., Class B	20,925	1,012,352

		1,285,457

Transport - Rail — 2.2%
Union Pacific Corp.	22,182	1,749,272

Web Portals/ISP — 5.6%
Alphabet, Inc., Class A†	2,842	2,038,339
Alphabet, Inc., Class C†	3,379	2,357,765

		4,396,104

Total Long-Term Investment Securities
(cost $66,448,354)		77,299,408

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Registered Investment Companies — 1.3%
State Street Navigator Securities Lending Prime Portfolio 0.49%(1)(2)	1,035,548	1,035,548

Security Description	Principal Amount	Value (Note 2)

Time Deposits — 0.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2016	$650,000	$650,000

Total Short-Term Investment Securities
(cost $1,685,548)		1,685,548

TOTAL INVESTMENTS
(cost $68,133,902)(3)	101.2%	78,984,956
Liabilities in excess of other assets	(1.2)	(932,382)

NET ASSETS	100.0%	$78,052,574

†	Non-income producing security
#	The security or a portion thereof is out on loan; see Note 2.
(1)	At February 29, 2016, the Fund had loaned securities with a total value of $1,026,934. This was secured by collateral of $1,035,548, which was received in cash and subsequently invested in short-term investments currently valued at $1,035,548 as reported in the Portfolio of Investments.
(2)	The rate shown is the 7-day yield as of February 29, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$77,299,408	$—	$—	$77,299,408
Short-Term Investment Securities:
Registered Investment Companies	1,035,548	—	—	1,035,548
Time Deposits	—	650,000	—	650,000

Total Investments at Value	$78,334,956	$650,000	$—	$78,984,956

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

8

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO PROFILE — February 29, 2016 (unaudited)

Industry Allocation*

Domestic Fixed Income Investment Companies	65.7%
International Equity Investment Companies	18.7
Domestic Equity Investment Companies	10.4
Real Estate Investment Companies	5.2

100.0%

*	Calculated as a percentage of net assets

9

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 10.4%
VALIC Co. I Blue Chip Growth Fund	150,838	$2,163,017
VALIC Co. I Mid Cap Index Fund	318	7,048
VALIC Co. I Mid Cap Strategic Growth Fund	78,414	879,810
VALIC Co. I Nasdaq-100 Index Fund	80,042	736,385
VALIC Co. I Science & Technology Fund	60,820	1,171,387
VALIC Co. I Small Cap Index Fund	283,716	4,533,786
VALIC Co. I Small Cap Special Values Fund	292,523	3,141,696
VALIC Co. I Value Fund	34,258	458,371
VALIC Co. II Capital Appreciation Fund	201,032	3,186,350
VALIC Co. II Large Cap Value Fund	141,232	2,285,130
VALIC Co. II Mid Cap Growth Fund	109,458	848,297
VALIC Co. II Mid Cap Value Fund	325,229	6,611,909
VALIC Co. II Small Cap Growth Fund	50,873	639,985
VALIC Co. II Small Cap Value Fund	407,557	5,273,786

Total Domestic Equity Investment Companies
(cost $32,462,218)		31,936,957

Domestic Fixed Income Investment Companies — 65.7%
VALIC Co. I Capital Conservation Fund	1,481,437	14,547,712
VALIC Co. I Government Securities Fund	1,139,016	12,324,155
VALIC Co. I Inflation Protected Fund	792,328	8,359,057
VALIC Co. II Core Bond Fund	6,097,638	67,195,968
VALIC Co. II High Yield Bond Fund	5,349,001	37,977,909
VALIC Co. II Strategic Bond Fund	5,784,555	62,415,348

Total Domestic Fixed Income Investment Companies
(cost $210,873,784)		202,820,149

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 18.7%
VALIC Co. I Foreign Value Fund	1,342,890	$10,649,121
VALIC Co. I International Equities Index Fund	4,584,408	26,131,128
VALIC Co. I International Growth Fund	1,297,422	13,960,258
VALIC Co. II International Opportunities Fund	470,567	6,785,580

Total International Equity Investment Companies
(cost $70,572,817)		57,526,087

International Fixed Income Investment Companies — 0.0%
VALIC Co. I International Government Bond Fund
(cost $4,682)	415	4,607

Real Estate Investment Companies — 5.2%
VALIC Co. I Global Real Estate Fund
(cost $18,663,565)	2,211,307	16,164,655

TOTAL INVESTMENTS
(cost $332,577,066)(2)	100.0%	308,452,455
Other assets less liabilities	0.0	28,046

NET ASSETS	100.0%	$308,480,501

#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$308,452,455	$—	$—	$308,452,455

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

10

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — February 29, 2016 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	20.5%
United States Treasury Notes	17.1
Federal Home Loan Mtg. Corp.	10.9
Time Deposits	10.4
United States Treasury Bonds	5.6
Diversified Banking Institutions	5.1
Diversified Financial Services	4.9
Banks — Commercial	2.9
Government National Mtg. Assoc.	2.2
Registered Investment Companies	1.7
Telephone — Integrated	1.4
Electric — Integrated	1.4
Oil Companies — Integrated	1.0
Brewery	0.9
Auto — Cars/Light Trucks	0.9
Paper & Related Products	0.7
Savings & Loans/Thrifts	0.7
Medical — Drugs	0.7
Oil Companies — Exploration & Production	0.6
Banks — Super Regional	0.6
Pipelines	0.6
Cable/Satellite TV	0.6
Insurance — Multi-line	0.6
Insurance — Life/Health	0.5
Real Estate Investment Trusts	0.5
Sovereign	0.5
Aerospace/Defense	0.5
Electric — Generation	0.5
Computers	0.5
Medical Labs & Testing Services	0.5
Finance — Other Services	0.5
Diversified Manufacturing Operations	0.4
Finance — Credit Card	0.4
Insurance — Mutual	0.4
Aerospace/Defense — Equipment	0.3
Machinery — Farming	0.3
Retail — Restaurants	0.3
Cellular Telecom	0.3
Networking Products	0.3
Computer Services	0.3
Medical — Hospitals	0.3
Medical — HMO	0.3
Municipal Bonds & Notes	0.3
Finance — Consumer Loans	0.3
Casino Hotels	0.2
Banks — Fiduciary	0.2
Finance — Auto Loans	0.2
Retail — Discount	0.2
Electric — Distribution	0.2
Auto — Heavy Duty Trucks	0.2
Airlines	0.2
Independent Power Producers	0.2
Multimedia	0.2
Medical — Generic Drugs	0.2
Coatings/Paint	0.2
Diversified Minerals	0.2
Gambling (Non-Hotel)	0.2
Beverages — Non-alcoholic	0.2
Data Processing/Management	0.2
Containers — Paper/Plastic	0.2
Printing — Commercial	0.2
Food — Dairy Products	0.2
Transport — Rail	0.2
Electronic Components — Semiconductors	0.1
Chemicals — Diversified	0.1
Tools — Hand Held	0.1
Cruise Lines	0.1
Oil Refining & Marketing	0.1
Publishing — Periodicals	0.1

Food — Misc./Diversified	0.1
Finance — Leasing Companies	0.1
Retail — Drug Store	0.1
Consumer Products — Misc.	0.1
Building — Residential/Commercial	0.1
Beverages — Wine/Spirits	0.1
Commercial Services — Finance	0.1
Building Products — Wood	0.1
Diagnostic Equipment	0.1
Steel Pipe & Tube	0.1
Food — Retail	0.1
Medical — Biomedical/Gene	0.1
Retail — Building Products	0.1
Banks — Money Center	0.1
Satellite Telecom	0.1
Steel — Producers	0.1
Publishing — Newspapers	0.1
Telecom Services	0.1
Disposable Medical Products	0.1
Investment Management/Advisor Services	0.1
SupraNational Banks	0.1
Chemicals — Specialty	0.1
Food — Meat Products	0.1
Machinery — General Industrial	0.1
Electronic Components — Misc.	0.1
Wire & Cable Products	0.1
Music	0.1
Real Estate Management/Services	0.1
Applications Software	0.1
Chemicals — Plastics	0.1
Medical Products	0.1
Schools	0.1
Building & Construction Products — Misc.	0.1
Pharmacy Services	0.1
Power Converter/Supply Equipment	0.1
Containers — Metal/Glass	0.1
Hotels/Motels	0.1
Auto/Truck Parts & Equipment — Original	0.1
Internet Content — Entertainment	0.1
Insurance — Property/Casualty	0.1
Finance — Investment Banker/Broker	0.1
Oil — Field Services	0.1
Finance — Mortgage Loan/Banker	0.1
Gold Mining	0.1
Retail — Appliances	0.1
Travel Services	0.1
Theaters	0.1
Building Products — Cement	0.1
Distribution/Wholesale	0.1
Rental Auto/Equipment	0.1
Enterprise Software/Service	0.1
Real Estate Operations & Development	0.1
Computer Software	0.1
Energy — Alternate Sources	0.1
Advertising Agencies	0.1
Specified Purpose Acquisitions	0.1
Building & Construction — Misc.	0.1

110.3%

*	Calculated as a percentage of net assets.

11

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — February 29, 2016 (unaudited) — (continued)

Credit Quality†#

Aaa	61.4%
Aa	3.0
A	9.9
Baa	12.0
Ba	5.2
B	4.3
Caa	1.7
Not Rated@	2.5

100.0%

†	Source: Moody’s
#	Calculated as a percentage of total debt issues
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

12

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 4.5%
Diversified Financial Services — 4.5%
American Express Credit Account Master Trust Series 2014-3, Class A 1.49% due 04/15/2020	$422,000	$424,229
AmeriCredit Automobile Receivables Trust Series 2015-2, Class C 2.40% due 01/08/2021	1,145,000	1,146,045
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	1,050,000	1,066,380
Applebee’s Funding LLC/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	571,000	573,400
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.01% due 10/25/2034	1,021,969	947,221
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	950,000	940,681
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	982,002	972,809
BA Credit Card Trust Series 2015-A2, Class A 1.36% due 09/15/2020	1,217,000	1,219,885
Capital Auto Receivables Asset Trust Series 2015-2, Class A2 1.39% due 09/20/2018	1,166,000	1,166,904
CarMax Auto Owner Trust Series 2014-2, Class C 2.08% due 01/15/2020	652,000	655,437
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.80% due 04/15/2021	1,446,000	1,442,449
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(1)	1,478,000	1,512,530
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	1,460,000	1,498,286
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(1)	1,778,000	1,828,084
Commercial Mtg. Trust VRS Series 2016-787S, Class A VRS 3.55% due 02/10/2036*(1)(2)	1,786,000	1,839,440
Commercial Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(2)	754,000	776,077
Core Industrial Trust Series 2015-1, Class A 3.04% due 02/10/2034*(1)	2,784,000	2,815,712
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(3)	38,181	38,333
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	1,500,000	1,594,942
DB Master Finance LLC Series 2015-1A, Class A2II 3.98% due 02/20/2045*	658,350	649,331
Dell Equipment Finance Trust Series 2015-1, Class A3 1.30% due 03/23/2020*	1,179,000	1,174,387

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Discover Card Execution Note Trust Series 2015-A4, Class A1 2.19% due 04/17/2023	$4,356,000	$4,426,503
First Franklin Mtg. Loan Trust FRS Series 2006-FF15, Class A5 0.60% due 11/25/2036	1,445,716	1,242,087
Ford Credit Auto Owner Trust Series 2014-C, Class B 1.97% due 04/15/2020	1,001,000	1,012,117
Ford Credit Auto Owner Trust Series 2015-1, Class A 2.12% due 07/15/2026*	900,000	902,901
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	61,000	62,828
GS Mtg. Securities Trust Series 2013-GC14, Class A2 3.00% due 08/10/2046(1)	3,200,000	3,264,883
Hyundai Auto Lease Securitization Trust Series 2015-B, Class A3 1.40% due 11/15/2018*	170,000	170,060
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.43% due 06/17/2031*	1,495,000	1,454,110
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(1)	941,526	959,540
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	1,000,000	1,033,933
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class A2 3.10% due 12/15/2047(1)	1,112,000	1,161,766
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	350,000	349,920
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)	1,928,538	1,922,694
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	1,000,000	999,324
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*	384,861	386,138
Sierra Timeshare Receivables Funding LLC Series 2015-2A, Class A 2.43% due 06/20/2032*	608,414	607,365
Synchrony Credit Card Master Note Trust Series 2014-1, Class A 1.61% due 11/15/2020	1,400,000	1,399,389
Synchrony Credit Card Master Note Trust Series 2015-3, Class A 1.74% due 09/15/2021	434,000	433,974
Wells Fargo Commercial Mtg. Trust Series BH3-C26, Class A2 2.66% due 02/15/2048(1)	2,400,000	2,452,306
Wells Fargo Commercial Mtg. Trust Series 2015-P2, Class A4 3.81% due 12/15/2048(1)	2,172,000	2,311,310
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.75% due 11/25/2034(3)	359,484	358,026

13

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wendys Funding LLC Series 2015-1A, Class A2I 3.37% due 06/15/2045*	$946,628	$922,678
Wendys Funding LLC Series 2015-1A, Class A23 4.50% due 06/15/2045*	547,628	533,444

Total Asset Backed Securities
(cost $52,731,763)		52,649,858

U.S. CORPORATE BONDS & NOTES — 26.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	611,000	610,212

Aerospace/Defense — 0.4%
BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	1,143,000	1,168,153
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	532,000	544,608
Boeing Co. Senior Notes 0.95% due 05/15/2018	1,547,000	1,535,071
Boeing Co. Senior Notes 2.20% due 10/30/2022	857,000	849,673
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	394,000	423,642

		4,521,147

Aerospace/Defense - Equipment — 0.3%
Harris Corp. Senior Notes 4.85% due 04/27/2035	1,054,000	1,052,446
Harris Corp. Senior Notes 5.05% due 04/27/2045	1,000,000	1,024,725
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	609,000	596,820
Orbital ATK, Inc. Company Guar. Notes 5.25% due 10/01/2021	419,000	426,856
Orbital ATK, Inc. Company Guar. Notes 5.50% due 10/01/2023*	710,000	733,075

		3,833,922

Airlines — 0.1%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	693,000	694,732
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(2)	45,115	45,566
United Airlines Pass-Through Trust Pass-Through Certs Series 2014-2, Class B 4.63% due 03/03/2024	920,000	924,600

		1,664,898

Security Description	Principal Amount	Value (Note 2)

Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	$469,000	$459,620

Applications Software — 0.1%
Microsoft Corp. Senior Notes 1.30% due 11/03/2018	936,000	940,020

Auto - Cars/Light Trucks — 0.8%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	1,451,000	1,447,943
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	1,461,000	1,451,743
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	1,839,000	1,823,762
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	587,000	590,975
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	698,000	695,017
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	2,238,000	2,244,316
Toyota Motor Credit Corp. Senior Notes 1.55% due 07/13/2018	738,000	738,137

		8,991,893

Auto - Heavy Duty Trucks — 0.2%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	318,000	325,950
PACCAR Financial Corp. Senior Notes 1.65% due 02/25/2019	324,000	324,188
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	1,620,000	1,648,985

		2,299,123

Auto/Truck Parts & Equipment - Original — 0.1%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	353,000	363,590
Omega US Sub LLC Senior Notes 8.75% due 07/15/2023*	523,000	473,315

		836,905

Banks - Commercial — 1.0%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	2,256,000	2,262,053
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	1,423,000	1,435,539
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	2,712,000	2,692,422
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	979,000	974,573

14

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
KeyBank NA Senior Notes 2.25% due 03/16/2020	$626,000	$621,594
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	1,098,000	1,092,558
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	1,907,000	2,456,407

		11,535,146

Banks - Fiduciary — 0.1%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,570,000	1,607,474

Banks - Super Regional — 0.3%
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	749,000	747,375
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	1,033,000	1,066,853
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	1,775,000	1,841,939
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	389,000	394,329

		4,050,496

Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	605,000	576,263

Brewery — 0.9%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	753,000	760,080
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	1,408,000	1,431,923
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	617,000	634,039
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	870,000	898,031
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	2,568,000	2,692,158
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	1,542,000	1,652,398
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	2,222,000	2,227,137

		10,295,766

Broadcast Services/Program — 0.0%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	609,000	552,668

Security Description	Principal Amount	Value (Note 2)

Building & Construction Products - Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.00% due 10/15/2025*	$610,000	$619,912
GCP Applied Technologies, Inc. Company Guar. Notes 9.50% due 02/01/2023*	128,000	136,960
Standard Industries, Inc. Senior Notes 5.13% due 02/15/2021*	158,000	161,160

		918,032

Building & Construction - Misc. — 0.1%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	650,000	605,313

Building Products - Cement — 0.1%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*#	750,000	676,950

Building Products - Wood — 0.1%
Masco Corp. Senior Notes 4.45% due 04/01/2025	1,336,000	1,326,808

Building - Residential/Commercial — 0.1%
Lennar Corp. Company Guar. Notes 4.75% due 04/01/2021	339,000	340,695
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	500,000	518,750

		859,445

Cable/Satellite TV — 0.4%
Altice US Finance I Corp Senior Sec. Notes 5.38% due 07/15/2023*	300,000	303,750
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*	877,000	879,192
CCO Holdings LLC Company Guar. Notes 5.88% due 04/01/2024*#	390,000	398,288
CCO Safari II LLC Senior Sec. Notes 3.58% due 07/23/2020*	1,303,000	1,305,594
CCO Safari II LLC Senior Sec. Notes 6.38% due 10/23/2035*	599,000	625,644
CCOH Safari LLC Senior Notes 5.75% due 02/15/2026*	635,000	636,670
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	500,000	442,500

		4,591,638

Casino Hotels — 0.2%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	882,000	862,155
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021#	980,000	845,250

15

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	$625,000	$592,187
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	463,000	442,165
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	175,000	174,125

		2,915,882

Cellular Telecom — 0.3%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	3,195,000	2,404,237
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	445,000	457,238
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	832,000	843,124

		3,704,599

Chemicals - Diversified — 0.1%
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	455,000	407,225
Solvay Finance America LLC Company Guar. Notes 4.45% due 12/03/2025*	1,350,000	1,353,993

		1,761,218

Chemicals - Plastics — 0.0%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*	129,000	122,550

Chemicals - Specialty — 0.1%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	550,000	708,141
Tronox Finance LLC Company Guar. Notes 7.50% due 03/15/2022*	497,000	306,898

		1,015,039

Coal — 0.0%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	509,000	320,670

Coatings/Paint — 0.2%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,691,000	1,665,358
Valspar Corp. Senior Notes 3.95% due 01/15/2026	464,000	468,770

		2,134,128

Commercial Services - Finance — 0.1%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	547,000	558,118

Security Description	Principal Amount	Value (Note 2)

Commercial Services - Finance (continued)
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	$270,000	$220,050
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	842,000	551,510

		1,329,678

Computer Services — 0.3%
Hewlett Packard Enterprise Co. Company Guar. Notes 4.90% due 10/15/2025*	982,000	931,961
Hewlett Packard Enterprise Co. Company Guar. Notes 6.20% due 10/15/2035*	1,147,000	993,902
Hewlett Packard Enterprise Co. Company Guar. Notes 6.35% due 10/15/2045*	1,043,000	889,453
International Business Machines Corp. Senior Notes 3.45% due 02/19/2026	681,000	693,089

		3,508,405

Computer Software — 0.1%
Rackspace Hosting, Inc. Company Guar. Notes 6.50% due 01/15/2024*	660,000	622,050

Computers — 0.5%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	1,589,000	1,655,228
Apple, Inc. Senior Notes 2.85% due 02/23/2023	1,130,000	1,155,532
Apple, Inc. Senior Notes 4.50% due 02/23/2036	1,223,000	1,276,175
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	1,694,000	1,396,762

		5,483,697

Computers - Integrated Systems — 0.0%
Everi Payments, Inc. Senior Notes 10.00% due 01/15/2022	476,000	390,320

Consumer Products - Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	367,000	367,962

Containers - Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.38% due 12/15/2020	330,000	344,850
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	483,000	515,603

		860,453

Containers - Paper/Plastic — 0.2%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	1,050,000	1,050,000

16

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Containers - Paper/Plastic (continued)
Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*	$446,000	$450,856
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	454,000	349,580

		1,850,436

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	453,000	470,681
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	499,000	506,799
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	125,000	130,000
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	751,000	755,694

		1,863,174

Diagnostic Equipment — 0.1%
Danaher Corp. Senior Notes 3.35% due 09/15/2025	780,000	821,970
Danaher Corp. Senior Notes 4.38% due 09/15/2045	430,000	462,051

		1,284,021

Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	500,000	508,750

Disposable Medical Products — 0.0%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	237,000	222,780

Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022#	359,000	341,948
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	336,000	322,560

		664,508

Diversified Banking Institutions — 2.5%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	1,286,000	1,292,375
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	655,000	649,300
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,078,000	1,038,947
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	1,291,000	1,274,094

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	$1,681,000	$1,829,602
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	75,000	86,201
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	783,000	750,173
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	2,624,000	2,610,098
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	973,000	957,258
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	622,000	653,451
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	1,286,000	1,307,669
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,296,000	1,289,392
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	395,000	401,811
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	458,000	436,653
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	1,236,000	1,444,952
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	2,250,000	2,571,593
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	1,856,000	1,854,781
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	602,000	611,598
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	1,240,000	1,257,728
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	595,000	600,161
Morgan Stanley Senior Notes 2.80% due 06/16/2020	663,000	666,324
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	2,854,000	2,877,277
Morgan Stanley Senior Notes 4.75% due 03/22/2017	1,268,000	1,309,547
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	1,542,000	1,621,982

		29,392,967

17

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 0.2%
General Electric Capital Corp. Company Guar. Notes 5.88% due 01/14/2038	$324,000	$407,478
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	1,623,000	1,635,232

		2,042,710

Diversified Manufacturing Operations — 0.4%
General Electric Co. Senior Notes 2.70% due 10/09/2022	932,000	963,771
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	1,266,000	1,435,295
Textron, Inc. Senior Notes 4.63% due 09/21/2016	1,120,000	1,138,067
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	777,000	662,929

		4,200,062

Diversified Operations — 0.0%
MUFG Americas Holdings Corp. Senior Notes 1.63% due 02/09/2018	565,000	560,893

Educational Software — 0.0%
Blackboard, Inc. Senior Notes 7.75% due 11/15/2019*	400,000	322,000

Electric - Distribution — 0.1%
Entergy Louisiana LLC 1st Mtg. Notes 4.95% due 01/15/2045	726,000	730,647

Electric - Integrated — 1.3%
AES Corp. Senior Notes 4.88% due 05/15/2023	530,000	477,000
AES Corp. Senior Notes 5.50% due 03/15/2024	1,144,000	1,052,480
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	579,000	581,363
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,459,000	1,565,335
Entergy Arkansas, Inc. 1st Mtg. Bonds 3.50% due 04/01/2026	346,000	365,669
Entergy Arkansas, Inc. 1st Mtg. Notes 4.95% due 12/15/2044	814,000	826,231
Exelon Corp. Senior Notes 4.95% due 06/15/2035*	499,000	510,184
Exelon Corp. Senior Notes 5.10% due 06/15/2045*	520,000	531,097
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	785,000	785,250

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	$866,000	$1,076,008
Indiana Michigan Power Co. Senior Notes 4.55% due 03/15/2046	224,000	223,232
Louisville Gas & Electric Co. 1st Mtg. Notes 4.38% due 10/01/2045	127,000	136,954
Mirant Mid Atlantic LLC Pass Through Trust 1st. Mtg. Bonds 10.06% due 12/30/2028	705,389	687,754
South Carolina Electric & Gas Co. 1st. Mtg. Bonds 5.10% due 06/01/2065	606,000	651,010
Southern California Edison Co. 1st. Mtg. Notes 1.13% due 05/01/2017	1,496,000	1,495,446
Southern Co. Senior Notes 1.30% due 08/15/2017	1,198,000	1,189,677
Southern Power Co. Senior Notes 4.15% due 12/01/2025	1,029,000	1,033,788
Talen Energy Supply LLC Senior Notes 6.50% due 06/01/2025	1,574,000	1,086,060
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	610,000	625,900

		14,900,438

Electronic Components - Misc. — 0.1%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	667,000	660,819

Electronic Components - Semiconductors — 0.1%
Intel Corp. Senior Notes 1.35% due 12/15/2017	1,180,000	1,187,270
Micron Technology, Inc. Senior Notes 5.63% due 01/15/2026*	600,000	486,000

		1,673,270

Electronics - Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	100,000	94,008

Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	820,000	615,000

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.90% due 05/15/2035	681,000	651,555

Finance - Auto Loans — 0.2%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	1,549,000	1,502,530

18

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Auto Loans (continued)
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023*	$1,045,000	$987,525

		2,490,055

Finance - Commercial — 0.0%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	223,000	157,215
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	220,000	169,400

		326,615

Finance - Consumer Loans — 0.3%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	991,000	683,790
Navient Corp. Senior Notes 5.88% due 10/25/2024	350,000	283,500
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	514,000	486,373
SLM Corp. Senior Notes 5.63% due 08/01/2033	537,000	349,050
Synchrony Financial Senior Notes 4.25% due 08/15/2024	1,195,000	1,193,354

		2,996,067

Finance - Credit Card — 0.4%
Discover Financial Services Senior Notes 3.75% due 03/04/2025	1,237,000	1,167,409
Visa, Inc. Senior Notes 2.20% due 12/14/2020	1,861,000	1,894,433
Visa, Inc. Senior Notes 3.15% due 12/14/2025	588,000	610,666
Visa, Inc. Senior Notes 4.30% due 12/14/2045	587,000	630,380

		4,302,888

Finance - Investment Banker/Broker — 0.1%
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)	230,000	23
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	794,000	806,294

		806,335

Finance - Mortgage Loan/Banker — 0.1%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	850,000	794,750

Security Description	Principal Amount	Value (Note 2)

Finance - Other Services — 0.4%
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	$588,000	$587,196
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	2,319,000	2,320,036
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	1,116,000	1,117,361
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	531,000	535,732

		4,560,325

Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	451,000	261,580

Food - Dairy Products — 0.1%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	600,000	631,314

Food - Flour & Grain — 0.0%
Post Holdings, Inc. Company Guar. Notes 7.75% due 03/15/2024*#	370,000	405,150

Food - Meat Products — 0.1%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	1,138,000	1,007,130

Food - Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	1,441,000	1,576,659

Food - Retail — 0.1%
Kroger Co. Senior Notes 3.50% due 02/01/2026	598,000	617,177
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022#	710,000	553,800

		1,170,977

Food - Wholesale/Distribution — 0.0%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	261,000	240,773

Gambling (Non-Hotel) — 0.1%
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	258,000	250,905
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	500,000	392,500
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(2)(4)	5,223	51

		643,456

Gas - Distribution — 0.0%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	546,000	535,118

19

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Hotels/Motels — 0.1%
Hyatt Hotels Corp. Senior Notes 4.85% due 03/15/2026	$509,000	$508,593
Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023*	350,000	343,875

		852,468

Human Resources — 0.0%
Team Health, Inc. Company Guar. Notes 7.25% due 12/15/2023*	450,000	472,500

Independent Power Producers — 0.2%
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	1,180,000	985,300
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	406,000	263,900
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	1,176,000	993,720

		2,242,920

Industrial Gases — 0.0%
Airgas, Inc. Senior Notes 3.05% due 08/01/2020	372,000	378,511

Insurance Brokers — 0.0%
USI, Inc. Senior Notes 7.75% due 01/15/2021*	475,000	437,000

Insurance - Life/Health — 0.4%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	229,000	222,130
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	582,000	651,137
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*#	1,429,000	1,421,638
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	2,643,000	2,627,700
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	380,000	380,580

		5,303,185

Insurance - Multi-line — 0.3%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	2,294,000	2,687,375
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	592,000	585,601

		3,272,976

Insurance - Mutual — 0.4%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	740,000	683,052

Security Description	Principal Amount	Value (Note 2)

Insurance - Mutual (continued)
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	$1,626,000	$1,639,385
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	483,000	476,690
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	1,464,000	1,470,594

		4,269,721

Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	600,000	580,500

Internet Content - Entertainment — 0.1%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	791,000	828,573

Investment Management/Advisor Services — 0.1%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	343,000	326,707
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	823,000	724,240

		1,050,947

Machinery - Farming — 0.3%
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	1,728,000	1,726,795
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	2,075,000	2,085,587

		3,812,382

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	499,000	465,318

Medical Labs & Testing Services — 0.5%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	312,000	310,219
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	995,000	984,849
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	514,000	484,664
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	2,037,000	2,045,187
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	1,595,000	1,627,878

		5,452,797

Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	451,000	460,746

20

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical Products (continued)
Greatbatch, Ltd. Company Guar. Notes 9.13% due 11/01/2023*	$485,000	$471,663

		932,409

Medical - Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 5.00% due 08/15/2045	939,000	960,966
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	189,000	199,291

		1,160,257

Medical - Drugs — 0.4%
Baxalta, Inc. Senior Notes 3.60% due 06/23/2022*	950,000	941,915
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 7.75% due 01/15/2022*	490,000	508,375
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	1,139,000	1,242,241
Johnson & Johnson Senior Notes 3.55% due 03/01/2036	807,000	808,102
Johnson & Johnson Senior Notes 3.70% due 03/01/2046	807,000	808,445

		4,309,078

Medical - HMO — 0.3%
Centene Escrow Corp. Senior Notes 5.63% due 02/15/2021*	103,000	107,635
Centene Escrow Corp. Senior Notes 6.13% due 02/15/2024*	413,000	438,296
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	944,000	943,401
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	971,000	970,771
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	663,000	693,099

		3,153,202

Medical - Hospitals — 0.3%
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	195,000	198,637
HCA, Inc. Senior Sec. Notes 4.75% due 05/01/2023	260,000	264,225
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	95,000	96,781
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	700,000	675,500
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,601,000	1,520,950

Security Description	Principal Amount	Value (Note 2)

Medical - Hospitals (continued)
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	$600,000	$606,000

		3,362,093

Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 4.95% due 10/15/2045	401,000	390,760
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	521,000	411,149
Walt Disney Co. Senior Notes 1.50% due 09/17/2018	920,000	927,374
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	500,000	506,881

		2,236,164

Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	438,000	444,570
WMG Acquisition Corp. Company Guar. Notes 6.75% due 04/15/2022*	550,000	517,000

		961,570

Networking Products — 0.3%
Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018	1,262,000	1,265,276
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	1,222,000	1,246,172
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	1,079,000	1,089,141

		3,600,589

Oil & Gas Drilling — 0.0%
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	186,000	120,900

Oil Companies - Exploration & Production — 0.5%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	2,007,000	1,666,101
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	500,000	355,000
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	507,000	136,890
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	541,000	119,020
Halcon Resources Corp. Sec. Notes 12.00% due 02/15/2022*	78,000	37,050
Hess Corp. Senior Notes 5.60% due 02/15/2041	461,000	331,478

21

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Hess Corp. Senior Notes 7.88% due 10/01/2029	$461,000	$422,207
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	436,000	296,480
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021	364,000	36,400
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	509,000	440,285
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	1,042,000	876,769
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	165,000	121,363
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020#	614,000	294,720
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022#	700,000	409,500
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	377,000	32,045
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022	520,000	52,000
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	419,000	148,745
SM Energy Co. Senior Notes 5.63% due 06/01/2025	281,000	113,103
Southwestern Energy Co. Senior Notes 3.30% due 01/23/2018	292,000	210,240
Southwestern Energy Co. Senior Notes 4.95% due 01/23/2025#	664,000	390,930

		6,490,326

Oil Companies - Integrated — 0.5%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	1,193,000	1,185,487
Chevron Corp. Senior Notes 1.96% due 03/03/2020	686,000	674,516
ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018	469,000	449,200
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	1,300,000	1,297,843
Exxon Mobil Corp. Senior Notes 3.04% due 03/01/2026	752,000	752,000
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	835,000	835,000

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Integrated (continued)
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	$822,000	$556,221

		5,750,267

Oil Refining & Marketing — 0.1%
Calumet Specialty Products Partner LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	1,021,000	615,152
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	620,000	633,950
PBF Holding Co LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023*	410,000	353,625

		1,602,727

Oil - Field Services — 0.1%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021	414,000	305,325
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.88% due 02/15/2023	680,000	489,600

		794,925

Paper & Related Products — 0.7%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	664,000	624,990
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	1,265,000	1,253,936
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	2,262,000	2,280,180
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	2,930,000	3,013,740
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	737,000	815,802
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	430,000	423,550

		8,412,198

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	906,000	913,480

Pipelines — 0.6%
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018*	245,000	235,061
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	677,000	491,409
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	446,000	324,392
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	1,894,000	1,578,270

22

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	$314,000	$235,500
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.75% due 02/15/2021	250,000	206,250
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	500,000	385,000
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	479,000	335,734
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	787,000	794,223
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	647,000	599,655
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	737,000	416,405
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	225,000	207,563
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	117,000	111,443
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	1,079,000	1,014,260

		6,935,165

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	864,000	862,967

Printing - Commercial — 0.1%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	475,000	478,562
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	525,000	392,438

		871,000

Publishing - Newspapers — 0.1%
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*#	690,000	653,775
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022#	519,000	456,720

		1,110,495

Publishing - Periodicals — 0.1%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	953,000	919,645
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	805,000	678,212

		1,597,857

Security Description	Principal Amount	Value (Note 2)

Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	$500,000	$498,750

Real Estate Investment Trusts — 0.5%
Communications Sales & Leasing, Inc./CSL Capital LLC Senior Sec. Notes 6.00% due 04/15/2023*	320,000	308,733
Communications Sales & Leasing, Inc./CSL Capital LLC Company Guar. Notes 8.25% due 10/15/2023	380,000	339,150
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	497,000	483,332
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	348,000	351,480
Equinix, Inc. Senior Notes 5.88% due 01/15/2026	515,000	538,175
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	289,000	280,330
iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019	500,000	465,625
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027	1,397,000	1,319,405
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	1,144,000	1,169,421
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	873,000	883,814

		6,139,465

Real Estate Management/Services — 0.1%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,000,000	957,500

Real Estate Operations & Development — 0.1%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	604,000	623,630

Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	300,000	300,000
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	375,000	355,781

		655,781

Retail - Appliances — 0.1%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	940,000	733,200

Retail - Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	549,000	552,234

23

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Building Products (continued)
Home Depot, Inc. Senior Notes 3.00% due 04/01/2026	$562,000	$581,072

		1,133,306

Retail - Computer Equipment — 0.0%
GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*#	419,000	415,858

Retail - Discount — 0.2%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	1,308,000	1,320,935
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	1,027,000	1,059,496

		2,380,431

Retail - Drug Store — 0.1%
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	589,501	614,111
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	302,852	329,237
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	524,258	576,897

		1,520,245

Retail - Pawn Shops — 0.0%
Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018	450,000	442,125

Retail - Regional Department Stores — 0.0%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	351,000	309,421

Retail - Restaurants — 0.3%
Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*	511,000	535,273
McDonald’s Corp. Senior Notes 3.70% due 01/30/2026	757,000	788,136
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	543,000	561,942
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	761,000	803,217
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	1,283,000	1,093,757

		3,782,325

Rubber - Tires — 0.0%
Goodyear Tire & Rubber Co. Company Guar. Notes 5.13% due 11/15/2023	312,000	320,580

Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	436,000	471,970

Security Description	Principal Amount	Value (Note 2)

Savings & Loans/Thrifts — 0.7%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	$1,600,000	$1,639,133
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	3,777,000	4,260,490
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	2,210,000	2,536,492

		8,436,115

Schools — 0.1%
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	360,000	366,999
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	516,000	552,399

		919,398

Specified Purpose Acquisitions — 0.1%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	815,000	607,175

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	1,394,000	1,225,528

Steel - Producers — 0.1%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018#	400,000	364,000
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	377,000	367,575

		731,575

Steel - Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	598,000	449,995

Telephone - Integrated — 1.3%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	2,285,000	2,264,453
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	1,230,000	1,047,472
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	1,587,000	1,456,752
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	1,003,000	915,551
AT&T, Inc. Senior Notes 5.80% due 02/15/2019	572,000	631,120
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025	208,000	183,040
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	443,000	430,264

24

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
CenturyLink, Inc. Senior Notes 6.88% due 01/15/2028	$241,000	$189,788
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	403,000	410,052
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	177,000	177,000
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*	409,000	413,090
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025*	1,047,000	1,048,309
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	1,181,000	1,199,550
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	489,000	459,354
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	2,947,000	2,602,673
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	1,513,000	1,478,171
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	65,000	75,740

		14,982,379

Theaters — 0.1%
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	300,000	312,000
Regal Entertainment Group Senior Notes 5.75% due 03/15/2022	82,000	82,923
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	320,000	315,200

		710,123

Transport - Rail — 0.1%
Union Pacific Corp. Senior Notes 4.38% due 11/15/2065	807,000	764,029

Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	714,000	719,355

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	420,000	408,710

Wire & Cable Products — 0.1%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	1,337,000	972,667

Total U.S. Corporate Bonds & Notes
(cost $320,025,818)		307,186,723

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 7.8%
Aerospace/Defense — 0.1%
Rolls-Royce PLC Company Guar. Notes 2.38% due 10/14/2020*	$1,170,000	$1,168,286

Agricultural Chemicals — 0.0%
Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*	500,000	432,500

Airlines — 0.1%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	600,000	618,000

Auto - Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	655,000	654,706

Banks - Commercial — 1.9%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	47,000	46,910
ANZ New Zealand Int’l, Ltd. Company Guar. Notes 1.13% due 03/24/2016*	2,290,000	2,290,403
Bank of Nova Scotia/The Sub. Notes 4.50% due 12/16/2025	1,211,000	1,185,540
BPCE SA Sub. Notes 4.50% due 03/15/2025*	1,450,000	1,367,859
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025*#	254,000	250,315
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 1.70% due 03/19/2018	377,000	376,599
Credit Suisse AG Senior Notes 1.70% due 04/27/2018	443,000	438,326
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	1,186,000	1,187,116
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	1,529,000	1,541,634
ING Bank NV Senior Notes 4.00% due 03/15/2016*	998,000	999,153
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*	1,542,000	1,416,837
Kookmin Bank Senior Notes 1.63% due 07/14/2017*#	1,906,000	1,905,542
National Australia Bank, Ltd. Senior Notes 2.75% due 03/09/2017	1,396,000	1,415,783
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	2,515,000	2,506,527
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018	887,000	889,159

25

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	$1,427,000	$1,428,705
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	2,000,000	1,859,948
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.45% due 10/20/2020	976,000	973,703

		22,080,059

Banks - Money Center — 0.1%
Mizuho Bank, Ltd. Company Guar. Notes 2.15% due 10/20/2018*	533,000	532,576
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	591,000	594,897

		1,127,473

Beverages - Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	1,914,000	1,921,612

Beverages - Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	1,303,000	1,392,534

Broadcast Services/Program — 0.0%
Grupo Televisa SAB Senior Notes 6.13% due 01/31/2046	188,000	183,458

Building - Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*#	629,000	544,085

Cable/Satellite TV — 0.2%
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*	1,293,000	1,302,697
Altice Luxembourg SA Company Guar. Notes 7.75% due 05/15/2022*	593,000	573,728
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	500,000	498,750

		2,375,175

Chemicals - Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	425,000	416,500

Chemicals - Plastics — 0.1%
Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	982,000	815,060

Consumer Products - Misc. — 0.1%
Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*	1,100,000	1,075,795

Security Description	Principal Amount	Value (Note 2)

Cruise Lines — 0.1%
NCL Corp., Ltd. Senior Notes 4.63% due 11/15/2020*	$435,000	$423,038
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	111,000	112,665
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027	453,000	502,830
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	823,000	695,435

		1,733,968

Disposable Medical Products — 0.1%
ConvaTec Finance International SA 1st. Mtg. Bonds 8.25% due 01/15/2019*(5)	400,000	353,000
ConvaTec Healthcare E SA Company Guar. Notes 10.50% due 12/15/2018*	475,000	486,875

		839,875

Diversified Banking Institutions — 1.4%
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	733,000	697,869
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	1,741,000	1,698,123
Deutsche Bank AG Senior Notes 3.13% due 01/13/2021	1,665,000	1,624,237
Deutsche Bank AG Sub. Notes 4.50% due 04/01/2025	1,564,000	1,325,454
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	783,000	758,561
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025*	3,122,000	3,075,373
Lloyds Banking Group PLC Company Guar. Notes 5.30% due 12/01/2045*	314,000	303,890
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021	1,709,000	1,722,173
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026	2,817,000	2,848,207
Societe Generale SA Sub. Notes 5.63% due 11/24/2045*	485,000	428,996
UBS AG Senior Notes 1.80% due 03/26/2018	1,111,000	1,112,126
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 09/24/2025*	537,000	534,720

		16,129,729

26

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 0.2%
GE Capital International Funding Co. Company Guar. Notes 0.96% due 04/15/2016*	$1,861,000	$1,861,333
GE Capital International Funding Co. Company Guar. Notes 4.42% due 11/15/2035*	975,000	1,018,138

		2,879,471

Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	452,000	444,277

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*	596,000	457,430
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	493,000	364,820
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*	252,000	224,280
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*#	562,000	528,280
Teck Resources, Ltd. Company Guar. Notes 2.50% due 02/01/2018#	512,000	438,720

		2,013,530

Electric - Generation — 0.5%
Electricite de France SA Senior Notes 2.35% due 10/13/2020*	3,082,000	3,090,876
Electricite de France SA Senior Notes 3.63% due 10/13/2025*	567,000	573,802
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	1,299,000	1,301,456
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	552,000	546,480

		5,512,614

Electronic Components - Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025	330,000	318,450

Electronic Components - Semiconductors — 0.0%
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*	520,000	549,900

Finance - Leasing Companies — 0.1%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	68,000	68,938
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	256,000	255,680
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	323,000	341,993

Security Description	Principal Amount	Value (Note 2)

Finance - Leasing Companies (continued)
Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021#	$975,000	$897,000

		1,563,611

Gambling (Non-Hotel) — 0.1%
International Game Technology PLC Senior Sec. Notes 6.25% due 02/15/2022*	550,000	519,406
International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*	929,000	826,810

		1,346,216

Gold Mining — 0.1%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	501,000	433,744
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	400,000	320,000

		753,744

Insurance - Multi-line — 0.2%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	593,000	581,099
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	1,334,000	1,268,950

		1,850,049

Insurance - Property/Casualty — 0.1%
Allied World Assurance Co. Holdings, Ltd. Company Guar. Notes 4.35% due 10/29/2025	824,000	825,307

Machinery - General Industrial — 0.1%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	987,000	991,935

Medical - Drugs — 0.3%
Grifols Worldwide Operations, Ltd. Company Guar. Notes 5.25% due 04/01/2022	999,000	1,032,716
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	1,458,000	1,460,953
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*	1,095,000	990,975
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	170,000	145,455

		3,630,099

Medical - Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	1,172,000	1,191,163
Perrigo Finance Unlimited Co. Company Guar. Notes 3.50% due 12/15/2021	992,000	982,979

		2,174,142

27

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Metal - Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	$219,000	$108,405

Oil Companies - Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	681,000	610,304
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	101,000	58,328
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*#	480,000	261,600
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	222,000	104,895
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	475,000	229,187

		1,264,314

Oil Companies - Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	1,793,000	1,774,830
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	588,000	579,700
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	290,000	277,108
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	263,000	202,063
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	888,000	883,314
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	902,000	878,343
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	1,024,000	1,004,609

		5,599,967

Paper & Related Products — 0.0%
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	500,000	466,250

Printing - Commercial — 0.1%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	740,000	717,800

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019	392,000	303,800
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	281,000	195,295
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	495,000	148,500

		647,595

Security Description	Principal Amount	Value (Note 2)

Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	$358,000	$250,600

Steel - Producers — 0.0%
ArcelorMittal Senior Notes 7.25% due 02/25/2022#	236,000	212,966
ArcelorMittal Senior Notes 7.75% due 03/01/2041	211,000	167,745

		380,711

SupraNational Banks — 0.1%
North American Development Bank Senior Notes 2.30% due 10/10/2018	1,002,000	1,025,852

Telephone - Integrated — 0.1%
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	1,327,000	1,280,555

Transport - Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	623,000	651,121

Total Foreign Corporate Bonds & Notes
(cost $94,419,432)		90,755,330

FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Electric - Distribution — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	1,036,000	1,040,442

Sovereign — 0.5%
Government of Canada Senior Notes 0.88% due 02/14/2017	1,006,000	1,007,177
United Mexican States Senior Notes 3.50% due 01/21/2021#	2,527,000	2,602,810
United Mexican States Senior Notes 3.60% due 01/30/2025	983,000	978,085
United Mexican States Senior Notes 4.75% due 03/08/2044	1,536,000	1,443,840

		6,031,912

Total Foreign Government Obligations
(cost $6,925,412)		7,072,354

U.S. GOVERNMENT AGENCIES — 33.6%
Federal Home Loan Mtg. Corp. — 10.9%
2.11% due 02/01/2037 FRS	445,366	462,824
2.50% due 01/01/2028	1,004,834	1,035,696
2.50% due 04/01/2028	2,223,621	2,289,278
2.60% due 11/01/2037 FRS	2,847,276	3,012,663
3.00% due 08/01/2027	467,193	489,500
3.00% due 10/01/2042	2,078,811	2,137,905
3.00% due 11/01/2042	1,528,519	1,566,918
3.00% due 02/01/2043	4,011,237	4,111,980
3.00% due 04/01/2043	3,961,115	4,068,701
3.00% due 05/01/2043	790,642	814,972
3.00% due 08/01/2043	8,146,340	8,352,158
3.00% due 07/01/2045	10,110,395	10,354,149
3.00% due 10/01/2045	6,163,821	6,312,426
3.00% due 12/01/2045	2,495,177	2,555,333

28

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.50% due 02/01/2042	$556,584	$582,974
3.50% due 03/01/2042	715,811	749,606
3.50% due 04/01/2042	2,405,018	2,519,977
3.50% due 08/01/2042	7,908,778	8,294,164
3.50% due 09/01/2043	2,368,033	2,495,351
3.50% due 03/01/2045	8,652,403	9,057,885
3.50% due 07/01/2045	3,704,739	3,879,958
3.50% due 08/01/2045	3,325,318	3,495,377
3.50% due 10/01/2045	5,911,475	6,187,594
3.50% due 11/01/2045	6,672,477	6,984,142
3.50% due 02/01/2046	4,068,946	4,259,002
4.00% due 03/01/2023	833,799	868,306
4.00% due 09/01/2040	2,843,508	3,039,754
4.00% due 10/01/2043	7,472,302	7,972,776
4.00% due 07/01/2044	3,805,118	4,058,444
4.50% due 11/01/2018	25,001	25,857
4.50% due 02/01/2019	32,652	33,833
4.50% due 01/01/2039	44,398	48,120
4.50% due 12/01/2039	1,136,219	1,236,936
5.00% due 10/01/2033	3,133	3,443
5.00% due 07/01/2040	1,042,888	1,153,263
5.00% due 11/01/2043	5,278,615	5,853,768
5.50% due 11/01/2018	15,211	15,682
5.50% due 11/01/2032	18,899	21,314
5.50% due 07/01/2034	33,661	37,816
5.50% due 02/01/2035	54,537	60,611
5.50% due 07/01/2035	1,847	2,083
5.50% due 01/01/2036	399,651	451,161
5.50% due 05/01/2037	63,145	70,785
6.00% due 07/01/2035	93,713	106,057
6.00% due 03/01/2040	306,763	349,504
6.50% due 12/01/2032	82,972	94,571
6.50% due 02/01/2036	21,769	26,437
6.50% due 09/01/2036	436	517
6.50% due 05/01/2037	88,710	102,304
7.00% due 11/01/2016	198	200
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.37% due 09/15/2039(3)(6)(7)	2,011,049	306,066
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Series 2014-HQ1, Class M1 2.08% due 08/25/2024 FRS(3)	164,200	164,680
Series 2014-DN1, Class M2 2.63% due 02/25/2024 FRS(3)	1,580,000	1,576,048
Series 2014-HQ2, Class M2 2.63% due 09/25/2024 FRS(3)	2,790,000	2,730,273
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(3)	581,394	589,858

		127,071,000

Federal National Mtg. Assoc. — 20.5%
2.06% due 09/01/2035 FRS	2,574,648	2,688,483
2.33% due 05/01/2037 FRS	732,354	767,010
2.39% due 07/01/2039 FRS	1,812,007	1,900,629
2.45% due 10/01/2035 FRS	2,456,868	2,598,588
2.50% due 02/01/2028	2,128,503	2,193,341
2.50% due 04/01/2028	565,679	582,891
2.50% due March 15 TBA	9,868,898	10,119,861
2.51% due 11/01/2036 FRS	1,156,775	1,221,263
2.58% due 10/01/2040 FRS	742,356	786,996
2.61% due 05/01/2040 FRS	2,687,781	2,835,908
2.65% due 08/01/2035 FRS	1,526,830	1,610,255
2.67% due 10/01/2040 FRS	1,392,584	1,463,146

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
3.00% due 10/01/2027	$320,534	$335,142
3.00% due 11/01/2027	2,050,572	2,143,810
3.00% due 01/01/2028	3,009,547	3,146,783
3.00% due 03/01/2042	3,730,300	3,831,729
3.00% due 12/01/2042	3,696,182	3,798,052
3.00% due 05/01/2043	4,467,392	4,589,039
3.00% due 02/01/2045	3,262,460	3,348,639
3.00% due 06/01/2045	1,931,957	1,988,618
3.00% due March 15 TBA	10,976,596	11,446,100
3.00% due March 30 TBA	8,564,000	8,781,667
3.50% due 08/01/2026	2,032,606	2,151,719
3.50% due 09/01/2026	1,858,413	1,971,047
3.50% due 08/01/2027	349,126	369,484
3.50% due 10/01/2028	3,990,658	4,228,524
3.50% due 12/01/2041	621,566	656,265
3.50% due 03/01/2042	840,264	882,524
3.50% due 08/01/2042	5,306,675	5,586,659
3.50% due 09/01/2042	797,546	837,661
3.50% due 02/01/2043	3,692,763	3,919,596
3.50% due 03/01/2043	1,590,755	1,670,747
3.50% due 08/01/2043	7,525,839	7,893,972
3.50% due 07/01/2045	2,621,791	2,751,455
3.50% due 09/01/2045	764,577	801,799
3.50% due 11/01/2045	3,961,096	4,155,245
3.50% due March 30 TBA	20,268,000	21,234,905
4.00% due 11/01/2025	155,393	166,277
4.00% due 06/01/2039	662,879	722,492
4.00% due 09/01/2040	187,834	200,980
4.00% due 10/01/2040	432,911	463,208
4.00% due 12/01/2040	3,056,639	3,270,562
4.00% due 10/01/2041	1,759,274	1,882,136
4.00% due 11/01/2041	2,091,677	2,238,204
4.00% due 10/01/2043	5,141,908	5,519,151
4.00% due 12/01/2043	599,942	651,959
4.00% due 10/01/2044	8,778,501	9,376,927
4.00% due 11/01/2044	2,488,882	2,665,823
4.00% due 02/01/2045	2,200,915	2,355,795
4.00% due March 30 TBA	17,679,000	18,864,734
4.50% due 06/01/2018	3,720	3,851
4.50% due 10/01/2024	721,583	771,471
4.50% due 03/01/2025	1,088,034	1,172,531
4.50% due 06/01/2039	304,385	333,912
4.50% due 01/01/2040	681,978	756,582
4.50% due 02/01/2040	1,364,157	1,508,314
4.50% due 05/01/2040	529,561	584,471
4.50% due 08/01/2040	653,291	715,557
4.50% due 11/01/2040	578,743	630,372
4.50% due 12/01/2040	553,706	603,101
4.50% due 05/01/2041	1,298,373	1,410,698
4.50% due 07/01/2041	762,389	830,523
4.50% due 03/01/2042	5,573,889	6,069,907
4.50% due 12/01/2044	1,516,722	1,647,095
4.50% due March 30 TBA	13,980,892	15,184,254
5.00% due 03/15/2016	248,000	248,443
5.00% due 09/01/2018	2,357	2,443
5.00% due 10/01/2018	2,217	2,309
5.00% due 03/01/2020	5,211	5,543
5.00% due 06/01/2022	132,436	142,519
5.00% due 10/01/2024	352,858	373,115
5.00% due 09/01/2033	1,044,979	1,163,549
5.00% due 04/01/2040	581,098	643,361
5.00% due 05/01/2040	1,069,408	1,191,580
5.00% due 06/01/2040	5,399,169	5,995,403
5.00% due 07/01/2040	2,170,129	2,408,545
5.00% due March 30 TBA	1,500,000	1,661,042

29

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.50% due 12/01/2029	$266,446	$298,828
5.50% due 12/01/2033	49,425	55,686
5.50% due 07/01/2037	61,836	69,524
5.50% due 08/01/2037	2,390,723	2,688,475
5.50% due 06/01/2038	319,181	361,680
5.50% due 09/01/2039	953,567	1,080,098
6.00% due 09/01/2016	1,144	1,146
6.00% due 12/01/2016	622	629
6.00% due 08/01/2034	46,202	53,088
6.00% due 11/01/2035	63,592	72,431
6.00% due 06/01/2036	110,953	126,715
6.00% due 12/01/2036	201,594	230,230
6.00% due 10/01/2037	14,337	16,320
6.00% due 07/01/2038	938,798	1,071,491
6.00% due 09/01/2038	520,887	594,677
6.00% due 11/01/2038	316,200	361,014
6.50% due 02/01/2017	1,229	1,246
Fannie Mae Connecticut Avenue Securities Series 2014-C01, Class M1 2.04% due 01/25/2024 FRS(3)	4,781,353	4,776,881
Series 2013-C01, Class M1 2.44% due 10/25/2023 FRS(3)	78,170	78,605
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(3)	847,007	850,161

		238,517,216

Government National Mtg. Assoc. — 2.2%
3.00% due 02/20/2045	3,374,450	3,499,948
3.00% due 05/20/2045	2,482,031	2,574,340
3.00% due March 30 TBA	2,686,000	2,781,689
3.50% due 03/20/2045	2,651,605	2,804,557
3.50% due 04/20/2045	7,823,349	8,274,622
4.00% due 03/20/2044	1,511,165	1,615,670
4.50% due 05/15/2039	818,061	903,697
5.00% due 05/15/2034	345,579	387,521
5.00% due 01/15/2040	634,484	715,089
5.50% due 12/15/2039	823,190	924,730
6.00% due 10/15/2039	598,806	676,413
7.00% due 09/15/2028	4,116	4,221

		25,162,497

Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	565,000	576,084

Total U.S. Government Agencies
(cost $386,714,417)		391,326,797

U.S. GOVERNMENT TREASURIES — 22.7%
United States Treasury Bonds — 5.6%
2.50% due 02/15/2045	8,000,000	7,793,752
2.75% due 11/15/2042	176,000	182,050
2.88% due 05/15/2043	1,300,000	1,375,309
2.88% due 08/15/2045	3,484,000	3,667,454
3.00% due 05/15/2045	7,604,000	8,205,188
3.00% due 11/15/2045	4,500,000	4,861,584
3.13% due 11/15/2041	3,426,000	3,830,696
3.13% due 02/15/2042	8,027,000	8,969,233
3.13% due 02/15/2043	1,700,000	1,889,125
3.13% due 08/15/2044	310,000	343,555
3.63% due 08/15/2043	2,000,000	2,439,922
3.63% due 02/15/2044	523,000	637,079
3.75% due 08/15/2041	152,000	188,278
3.75% due 11/15/2043	5,000,000	6,238,475
3.88% due 08/15/2040	588,000	740,237
4.25% due 11/15/2040	3,000,000	3,989,181

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
4.38% due 05/15/2041	$1,901,000	$2,579,790
4.50% due 02/15/2036	3,610,000	4,966,710
4.63% due 02/15/2040	284,000	397,267
5.25% due 11/15/2028	1,575,000	2,157,873
8.13% due 08/15/2019	158,000	196,130

		65,648,888

United States Treasury Notes — 17.1%
0.13% due 04/15/2018 TIPS(8)	2,248,256	2,270,972
0.25% due 04/15/2016	8,000,000	7,999,704
0.50% due 06/30/2016	4,000,000	4,000,780
0.50% due 03/31/2017	15,000,000	14,965,425
0.50% due 04/30/2017	20,000,000	19,946,880
0.63% due 11/30/2017	9,203,000	9,176,035
0.75% due 12/31/2017	351,000	350,685
0.75% due 01/31/2018	1,173,000	1,172,130
0.75% due 02/28/2018	2,267,000	2,265,053
0.88% due 12/31/2016	5,005,000	5,013,604
0.88% due 02/28/2017	7,000,000	7,011,214
1.00% due 08/31/2016	3,656,000	3,664,332
1.00% due 05/31/2018	13,800,000	13,851,750
1.13% due 02/28/2021	976,000	971,464
1.25% due 11/30/2018	19,634,000	19,832,637
1.25% due 01/31/2020	1,000,000	1,004,805
1.38% due 06/30/2018	4,000,000	4,051,092
1.38% due 07/31/2018	4,800,000	4,863,374
1.38% due 12/31/2018	2,002,000	2,028,981
1.38% due 03/31/2020	3,064,000	3,090,690
1.38% due 04/30/2020	1,554,000	1,567,113
1.38% due 09/30/2020	3,819,000	3,845,851
1.38% due 01/31/2021	500,000	503,261
1.50% due 06/30/2016	158,000	158,549
1.50% due 08/31/2018	7,000,000	7,115,115
1.50% due 01/31/2019	10,150,000	10,320,094
1.63% due 12/31/2019	584,000	595,338
1.63% due 02/15/2026	1,225,000	1,212,175
1.75% due 12/31/2020	1,354,000	1,386,687
2.00% due 11/15/2021	1,001,000	1,035,018
2.00% due 07/31/2022	492,000	507,567
2.00% due 02/15/2025	664,000	679,381
2.00% due 08/15/2025	5,880,000	6,010,230
2.13% due 12/31/2021	473,000	491,846
2.25% due 11/15/2024	15,000,000	15,672,660
2.25% due 11/15/2025	5,344,000	5,581,974
2.38% due 05/31/2018	5,631,000	5,826,767
3.00% due 02/28/2017	830,000	848,740
3.13% due 05/15/2019	262,000	279,849
3.13% due 05/15/2021	2,199,000	2,398,113
3.38% due 11/15/2019	1,099,000	1,190,784
3.50% due 05/15/2020	3,472,000	3,800,347
3.63% due 08/15/2019	78,000	84,862

		198,643,928

Total U.S. Government Treasuries
(cost $255,439,441)		264,292,816

MUNICIPAL BONDS & NOTES — 0.3%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	1,057,000	1,099,872
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	861,000	961,866

30

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

MUNICIPAL BONDS & NOTES (continued)
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	$1,010,000	$1,022,867

Total Municipal Bonds & Notes
(cost $2,917,377)		3,084,605

COMMON STOCKS — 0.0%
Power Converter/Supply Equipment — 0.0%
TPT Acquisition, Inc.†(2)(4)	2,970	0

Television — 0.0%
ION Media Networks, Inc.†(2)(4)	79	77,990

Total Common Stocks
(cost $44,551)		77,990

PREFERRED SECURITIES — 0.1%
Electric - Distribution — 0.0%
Entergy Louisiana LLC 4.70%	$22,875	552,660

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. FRS† Series Z 8.38%#	6,900	21,666

Telecom Services — 0.1%
Qwest Corp. 6.13%#	44,275	1,070,570

Total Preferred Securities
(cost $1,785,164)		1,644,896

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.2%
Banks - Fiduciary — 0.1%
Bank of New York Mellon Corp. FRS Series E 4.95% due 06/20/2020(9)	1,133,000	1,108,074

Banks - Super Regional — 0.3%
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(9)	1,323,000	1,159,279
PNC Preferred Funding Trust I VRS 2.16% due 03/15/2017*(9)	868,000	693,315
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(9)	995,000	1,053,506
Wells Fargo Capital X 5.95% due 12/01/2086	413,000	415,065

		3,321,165

Diversified Banking Institutions — 1.2%
BAC Capital Trust XIII FRS Series F 4.00% due 03/21/2016(9)	862,000	607,710
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(9)	1,802,000	1,747,940
BNP Paribas SA VRS 7.38% due 08/19/2025*(9)	927,000	866,745
Citigroup, Inc. FRS Series N 5.80% due 11/15/2019(9)	921,000	854,227
Credit Agricole SA VRS 6.63% due 09/23/2019*#(9)	1,181,000	1,040,548
Credit Agricole SA VRS 8.13% due 12/23/2025*#(9)	2,890,000	2,688,180

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Deutsche Bank AG VRS 7.50% due 04/30/2025#(9)	$1,200,000	$969,000
Goldman Sachs Group, Inc. FRS Series M 5.38% due 05/10/2020(9)	634,000	603,885
HSBC Holdings PLC VRS 6.38% due 03/30/2025#(9)	410,000	376,047
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(9)	1,759,000	1,750,205
Royal Bank of Scotland Group PLC VRS 8.00% due 08/10/2025#(9)	425,000	387,813
Societe Generale SA VRS 7.88% due 12/18/2023*#(9)	1,997,000	1,777,330

		13,669,630

Electric - Integrated — 0.1%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054	754,000	716,300

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)	148,000	15

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	817,000	778,193

Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	484,000	338,800

Food - Dairy Products — 0.1%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	860,000	892,250

Insurance - Life/Health — 0.1%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045	407,000	383,597
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	921,000	909,948

		1,293,545

Insurance - Multi-line — 0.1%
MetLife Capital Trust IV 7.88% due 12/15/2067*	577,000	657,780
MetLife, Inc. 6.40% due 12/15/2066	1,052,000	1,028,814

		1,686,594

Pipelines — 0.0%
TransCanada Trust FRS 5.63% due 05/20/2075	490,000	402,927

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053#	1,817,000	1,885,137

Total Preferred Securities/Capital Securities
(cost $27,469,426)		26,092,630

Total Long-Term Investment Securities
(cost $1,148,472,801)		1,144,183,999

31

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 12.1%
Registered Investment Companies — 1.7%
State Street Navigator Securities Lending Prime Portfolio 0.49%(10)(11)	19,299,981	$19,299,981

Time Deposits — 10.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2016	$121,784,000	121,784,000

Total Short-Term Investment Securities
(cost $141,083,981)		141,083,981

TOTAL INVESTMENTS
(cost $1,289,556,782)(12)	110.3%	1,285,267,980
Liabilities in excess of other assets	(10.3)	(120,187,054)

NET ASSETS	100.0%	$1,165,080,926

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2016, the aggregate value of these securities was $149,531,490 representing 12.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan; see Note 2.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Collateralized Mortgage Obligation
(4)	Illiquid security. At February 29, 2016, the aggregate value of these securities was $78,097 representing 0.0% of net assets.
(5)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 29, 2016.
(8)	Principal amount of security is adjusted for inflation.
(9)	Perpetual maturity — maturity date reflects the next call date.
(10)	At February 29, 2016, the Fund had loaned securities with a total value of $18,973,610. This was secured by collateral of $19,299,981, which was received in cash and subsequently invested in short-term investments currently valued at $19,299,981 as reported in the Portfolio of Investments.
(11)	The rate shown is the 7-day yield as of February 29, 2016.
(12)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 29, 2016 and unless noted otherwise, the dates are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Servicies	$—	$50,034,341	$2,615,517	$52,649,858
U.S. Corporate Bonds & Notes:
Airlines	—	1,619,332	45,566	1,664,898
Gambling (Non-Hotel)	—	643,405	51	643,456
Other Industries	—	304,878,369	—	304,878,369
Foreign Corporate Bonds & Notes	—	90,755,330	—	90,755,330
Foreign Government Obligations	—	7,072,354	—	7,072,354
U.S. Government Agencies	—	391,326,797	—	391,326,797
U.S. Government Treasuries	—	264,292,816	—	264,292,816
Municipal Bonds & Notes	—	3,084,605	—	3,084,605
Common Stocks	—	—	77,990	77,990
Preferred Securities	1,644,896	—	—	1,644,896
Preferred Securities/Capital Securities	—	26,092,630	—	26,092,630
Short-Term Investment Securities:
Registered Investment Companies	19,299,981	—	—	19,299,981
Time Deposits	—	121,784,000	—	121,784,000

Total Investments at Value	$20,944,877	$1,261,583,979	$2,739,124	$1,285,267,980

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

32

VALIC Company II High Yield Bond Fund

PORTFOLIO PROFILE — February 29, 2016 (unaudited)

Industry Allocation*

Registered Investment Companies	10.0%
Repurchase Agreements	8.7
Cable/Satellite TV	7.4
Medical — Hospitals	7.1
Oil Companies — Exploration & Production	5.3
Cellular Telecom	4.3
Building — Residential/Commercial	4.1
Television	3.6
Data Processing/Management	3.5
Diversified Banking Institutions	3.4
Medical — Drugs	3.1
Building & Construction Products — Misc.	2.9
Telephone — Integrated	2.5
Containers — Metal/Glass	2.4
Finance — Leasing Companies	2.1
Entertainment Software	1.7
Banks — Commercial	1.6
Pipelines	1.4
Telecommunication Equipment	1.2
Semiconductor Equipment	1.2
Diagnostic Kits	1.2
Electronic Components — Semiconductors	1.2
Office Automation & Equipment	1.2
Building Products — Cement	1.0
Internet Connectivity Services	1.0
Enterprise Software/Service	1.0
Telecom Services	0.9
Machinery — Farming	0.9
Finance — Other Services	0.9
Retail — Apparel/Shoe	0.9
Food — Canned	0.9
Electric — Integrated	0.8
Independent Power Producers	0.8
Steel — Producers	0.8
Funeral Services & Related Items	0.8
Broadcast Services/Program	0.7
Disposable Medical Products	0.7
Insurance — Multi-line	0.7
Food — Catering	0.7
Applications Software	0.7
Auto — Cars/Light Trucks	0.7
Specified Purpose Acquisitions	0.6
Containers — Paper/Plastic	0.6
Multimedia	0.6
Retail — Arts & Crafts	0.6
Medical — Outpatient/Home Medical	0.5
Forestry	0.5
Food — Flour & Grain	0.5
Retail — Leisure Products	0.5
Chemicals — Diversified	0.5
Decision Support Software	0.5
Physicians Practice Management	0.5
Soap & Cleaning Preparation	0.5
Medical — HMO	0.5
Printing — Commercial	0.5
Radio	0.5
Auto/Truck Parts & Equipment — Original	0.4
Real Estate Investment Trusts	0.4
Medical — Wholesale Drug Distribution	0.4
Finance — Auto Loans	0.3
Theaters	0.3
Machinery — General Industrial	0.3
Retail — Restaurants	0.3
Retail — Discount	0.3
Internet Content — Entertainment	0.3
Insurance — Life/Health	0.3
Distribution/Wholesale	0.2
E — Commerce/Products	0.2
X — Ray Equipment	0.1

Electronic Components — Misc.	0.1
Food — Misc./Diversified	0.1
Computer Software	0.1
Insurance — Property/Casualty	0.1
Rental Auto/Equipment	0.1
Medical Labs & Testing Services	0.1
Shipbuilding	0.1
Beverages — Wine/Spirits	0.1
E-Commerce/Services	0.1
Casino Services	0.1
Advertising Sales	0.1

108.8%

Credit Quality†#

Baa	3.5%
Ba	32.3
B	44.5
Caa	16.4
Not Rated@	3.3

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

33

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited)

Security Description	Principal Amount(16)	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 0.2%
Building - Residential/Commercial — 0.1%
M/I Homes, Inc. Company Guar. Notes 3.00% due 03/01/2018	$330,000	$304,631

Medical - Drugs — 0.0%
Savient Pharmaceuticals, Inc. Escrow Notes 4.75% due 02/01/2018†(1)(2)	1,620,000	0

Oil Companies - Exploration & Production — 0.1%
Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019	1,465,000	662,913

Total Convertible Bonds & Notes
(cost $2,749,173)		967,544

U.S. CORPORATE BONDS & NOTES — 73.0%
Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 5.75% due 02/01/2026*	240,000	248,549

Applications Software — 0.7%
Emdeon, Inc. Company Guar. Notes 6.00% due 02/15/2021*	2,125,000	1,976,250
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	1,285,000	1,317,125

		3,293,375

Auto - Cars/Light Trucks — 0.7%
General Motors Co. Senior Notes 4.88% due 10/02/2023	2,370,000	2,385,547
General Motors Co. Senior Notes 6.25% due 10/02/2043	845,000	826,757

		3,212,304

Auto/Truck Parts & Equipment - Original — 0.4%
ZF North America Capital, Inc. Company Guar. Notes 4.50% due 04/29/2022*	550,000	542,437
ZF North America Capital, Inc. Company Guar. Notes 4.75% due 04/29/2025*	1,565,000	1,494,575

		2,037,012

Banks - Commercial — 0.5%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	975,000	1,009,125
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	1,491,000	1,567,414

		2,576,539

Beverages - Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	430,000	445,588

Broadcast Services/Program — 0.7%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	3,535,000	3,481,975

Security Description	Principal Amount(16)	Value (Note 2)

Building & Construction Products - Misc. — 2.9%
Builders FirstSource, Inc. Senior Sec. Notes 7.63% due 06/01/2021	$3,235,000	$3,283,525
Building Materials Corp. of America Senior Notes 5.38% due 11/15/2024*	4,810,000	4,885,180
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	3,185,000	3,288,513
Ply Gem Industries Inc. Company Guar. Notes 6.50% due 02/01/2022#	2,440,000	2,089,250
Standard Industries, Inc. Senior Notes 5.13% due 02/15/2021*	550,000	561,000

		14,107,468

Building Products - Cement — 0.5%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*#	2,755,000	2,486,663

Building Products - Wood — 0.0%
Masco Corp. Senior Notes 7.75% due 08/01/2029	145,000	160,588

Building - Residential/Commercial — 4.0%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	390,000	390,000
DR Horton, Inc. Company Guar. Notes 4.00% due 02/15/2020	375,000	381,563
DR Horton, Inc. Company Guar. Notes 4.38% due 09/15/2022	1,365,000	1,361,588
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	340,000	357,850
KB Home Company Guar. Notes 4.75% due 05/15/2019	445,000	424,975
KB Home Company Guar. Notes 7.00% due 12/15/2021	2,230,000	2,118,500
KB Home Company Guar. Notes 7.50% due 09/15/2022	2,255,000	2,136,612
KB Home Company Guar. Notes 8.00% due 03/15/2020	1,461,000	1,468,305
Lennar Corp. Company Guar. Notes 4.75% due 04/01/2021	2,370,000	2,381,850
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022	2,721,000	2,686,987
Lennar Corp. Company Guar. Notes 4.88% due 12/15/2023	610,000	594,750
M/I Homes, Inc. Company Guar. Notes 6.75% due 01/15/2021	3,295,000	3,187,912
PulteGroup, Inc. Company Guar. Notes 4.25% due 03/01/2021	630,000	633,150

34

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Building - Residential/Commercial (continued)
PulteGroup, Inc. Company Guar. Notes 6.38% due 05/15/2033	$285,000	$287,850
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	790,000	766,300

		19,178,192

Cable/Satellite TV — 6.3%
CCO Holdings LLC Company Guar. Notes 5.88% due 04/01/2024*	1,490,000	1,521,663
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	150,000	148,875
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 05/01/2023*	4,220,000	4,188,350
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	665,000	672,481
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	715,000	725,725
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 01/15/2024#	360,000	367,200
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	2,240,000	2,352,000
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	845,000	866,886
CCOH Safari LLC Senior Notes 5.75% due 02/15/2026*	1,815,000	1,819,774
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	3,405,000	3,124,088
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	1,650,000	1,513,875
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	2,070,000	1,831,950
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	3,576,000	3,643,050
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	2,710,000	2,935,580
Harron Communications LP/Harron Finance Corp. Senior Notes 9.13% due 04/01/2020*	2,196,000	2,303,055
Neptune Finco Corp. Senior Notes 10.13% due 01/15/2023*	1,145,000	1,232,306
Neptune Finco Corp. Senior Notes 10.88% due 10/15/2025*	1,055,000	1,139,400

		30,386,258

Cellular Telecom — 4.3%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*#	3,640,000	3,576,300

Security Description	Principal Amount(16)		Value (Note 2)

Cellular Telecom (continued)
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*		$1,955,000	$2,029,486
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024		1,010,000	719,625
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021		3,815,000	2,870,787
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023		3,615,000	2,675,100
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019		3,270,000	1,185,375
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020		2,565,000	2,667,600
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021		2,275,000	2,377,375
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022		2,450,000	2,562,945

			20,664,593

Computer Software — 0.1%
SS&C Technologies Holdings, Inc. Company Guar. Notes 5.88% due 07/15/2023*		515,000	543,325

Containers - Metal/Glass — 1.5%
Ball Corp. Company Guar. Notes 3.50% due 12/15/2020	EUR	465,000	521,026
Ball Corp. Company Guar. Notes 4.38% due 12/15/2023	EUR	620,000	691,329
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*#		4,220,000	4,346,600
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*#		1,675,000	1,721,062

			7,280,017

Containers - Paper/Plastic — 0.6%
Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022*#		2,760,000	2,870,400

Data Processing/Management — 3.5%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*		4,021,000	4,061,210
Audatex North America, Inc. Company Guar. Notes 6.13% due 11/01/2023*		925,000	934,250
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*		3,580,000	3,723,200
First Data Corp. Sec. Notes 5.75% due 01/15/2024*		5,525,000	5,559,531
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*		2,435,000	2,435,000

			16,713,191

35

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Decision Support Software — 0.5%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	$1,685,000	$1,781,888
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	435,000	469,256

		2,251,144

Diagnostic Kits — 1.2%
Alere, Inc. Company Guar. Notes 6.38% due 07/01/2023*	2,860,000	3,138,850
Alere, Inc. Company Guar. Notes 6.50% due 06/15/2020	2,555,000	2,644,425

		5,783,275

Disposable Medical Products — 0.7%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	3,625,000	3,407,500

Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	335,000	342,538
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	790,000	813,700

		1,156,238

E-Commerce/Services — 0.0%
Match Group, Inc. Senior Notes 6.75% due 12/15/2022*	150,000	151,875

Electric-Integrated — 0.6%
GenOn Americas Generation LLC Senior Notes 8.50% due 10/01/2021	2,735,000	1,504,250
GenOn Americas Generation LLC Senior Notes 9.13% due 05/01/2031#	1,565,000	860,750
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020†*(3)(4)	1,680,000	491,400

		2,856,400

Electronic Components - Semiconductors — 1.2%
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	5,250,000	5,571,562

Enterprise Software/Service — 1.0%
Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(5)	1,365,000	958,912
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	165,000	166,238
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022*	4,000,000	3,470,000

		4,595,150

Entertainment Software — 1.7%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	5,920,000	6,223,400

Security Description	Principal Amount(16)	Value (Note 2)

Entertainment Software (continued)
Activision Blizzard, Inc. Company Guar. Notes 6.13% due 09/15/2023*	$1,765,000	$1,888,550

		8,111,950

Finance - Auto Loans — 0.3%
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	1,475,000	1,604,063

Finance - Leasing Companies — 0.7%
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	2,950,000	3,138,062

Finance - Other Services — 0.9%
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 08/01/2018	2,400,000	2,346,000
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	955,000	841,594
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 06/01/2022	1,425,000	1,211,250

		4,398,844

Food - Canned — 0.9%
TreeHouse Foods, Inc. Company Guar. Notes 4.88% due 03/15/2022#	2,705,000	2,805,896
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*	1,230,000	1,294,575

		4,100,471

Food - Catering — 0.7%
Aramark Services, Inc. Company Guar. Notes 5.13% due 01/15/2024*#	360,000	377,100
Aramark Services, Inc. Company Guar. Notes 5.75% due 03/15/2020	2,905,000	2,999,412

		3,376,512

Food - Flour & Grain — 0.5%
Post Holdings, Inc. Company Guar. Notes 6.00% due 12/15/2022*	740,000	768,675
Post Holdings Inc. Company Guar. Notes 7.38% due 02/15/2022	1,580,000	1,674,800

		2,443,475

Food - Misc./Diversified — 0.1%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 5.88% due 01/15/2024*	565,000	596,075

Funeral Services & Related Items — 0.8%
Service Corp. International Senior Notes 4.50% due 11/15/2020	1,255,000	1,286,375
Service Corp. International Senior Notes 5.38% due 01/15/2022	2,300,000	2,403,500

		3,689,875

36

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers — 0.8%
Dynegy, Inc. Company Guar. Notes 5.88% due 06/01/2023	$2,110,000	$1,614,150
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	1,675,000	1,398,625
Dynegy, Inc. Company Guar. Notes 7.63% due 11/01/2024	1,140,000	943,350

		3,956,125

Insurance - Life/Health — 0.3%
CNO Financial Group, Inc. Senior Notes 4.50% due 05/30/2020	350,000	348,688
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	920,000	892,400

		1,241,088

Internet Connectivity Services — 1.0%
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023	3,765,000	3,708,525
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	985,000	940,675
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 10.13% due 07/01/2020	130,000	139,425

		4,788,625

Internet Content - Entertainment — 0.3%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	1,225,000	1,283,188

Machinery - Farming — 0.9%
Case New Holland Industrial, Inc. Company Guar. Notes 7.88% due 12/01/2017	1,595,000	1,699,472
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 11/06/2020#	2,835,000	2,721,600

		4,421,072

Medical Labs & Testing Services — 0.1%
inVentiv Health, Inc. Senior Sec. Notes 9.00% due 01/15/2018*	470,000	479,400

Medical - Drugs — 1.1%
PRA Holdings, Inc. Senior Notes 9.50% due 10/01/2023*	2,104,000	2,335,440
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	2,750,000	2,825,625

		5,161,065

Medical - HMO — 0.5%
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	2,165,000	2,224,537

Medical - Hospitals — 7.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	996,000	999,735

Security Description	Principal Amount(16)	Value (Note 2)

Medical - Hospitals (continued)
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	$7,645,000	$6,555,587
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020	2,010,000	1,809,000
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	5,000,000	5,287,500
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	690,000	702,938
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	2,150,000	2,305,875
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	1,275,000	1,412,318
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	1,820,000	1,756,300
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	2,790,000	2,901,600
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	2,365,000	2,388,650
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019	4,245,000	4,053,975
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	505,000	457,656
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	3,670,000	3,608,050

		34,239,184

Medical - Outpatient/Home Medical — 0.5%
Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022	2,470,000	2,544,100

Medical - Wholesale Drug Distribution — 0.2%
Vizient, Inc. Senior Notes 10.38% due 03/01/2024*	1,000,000	1,057,500

Office Automation & Equipment — 1.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.00% due 09/01/2023	1,410,000	1,445,250
CDW LLC/CDW Finance Corp. Company Guar. Notes 6.00% due 08/15/2022	3,870,000	4,111,875

		5,557,125

Oil Companies - Exploration & Production — 4.3%
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	1,315,000	1,137,475
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	995,000	850,725
Antero Resources Corp. Company Guar. Notes 6.00% due 12/01/2020	1,390,000	1,244,050
Bonanza Creek Energy, Inc. Company Guar. Notes 6.75% due 04/15/2021	2,920,000	868,700

37

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	$2,780,000	$2,576,713
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	580,000	539,400
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	610,000	413,438
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	940,000	576,297
Diamondback Energy, Inc. Company Guar. Notes 7.63% due 10/01/2021#	3,275,000	3,307,750
Energen Corp. Senior Notes 4.63% due 09/01/2021#	490,000	367,500
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022#	1,765,000	1,129,600
Laredo Petroleum, Inc. Company Guar. Notes 6.25% due 03/15/2023	1,380,000	859,050
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022#	575,000	369,438
Matador Resources Co. Company Guar. Notes 6.88% due 04/15/2023	400,000	348,000
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	3,756,000	2,629,200
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	206,000	140,080
QEP Resources, Inc. Senior Notes 6.80% due 03/01/2020	245,000	202,125
Rice Energy, Inc. Company Guar. Notes 7.25% due 05/01/2023	555,000	444,000
RSP Permian, Inc. Company Guar. Notes 6.63% due 10/01/2022*	1,340,000	1,199,300
RSP Permian, Inc. Company Guar. Notes 6.63% due 10/01/2022	120,000	107,400
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	1,260,000	680,400
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	1,090,000	624,025

		20,614,666

Physicians Practice Management — 0.5%
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	860,000	864,300
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	1,330,000	1,378,212

		2,242,512

Security Description	Principal Amount(16)	Value (Note 2)

Pipelines — 1.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	$2,705,000	$2,028,750
Energy Transfer Equity LP Senior Sec. Notes 5.50% due 06/01/2027	4,565,000	3,446,575
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,350,000	1,235,250

		6,710,575

Printing - Commercial — 0.5%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	2,950,000	2,205,125

Radio — 0.5%
Sirius XM Radio, Inc. Company Guar. Notes 4.25% due 05/15/2020*	555,000	563,325
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 05/15/2023*	1,560,000	1,521,000
Sirius XM Radio, Inc. Senior Sec. Notes 5.25% due 08/15/2022*	60,000	63,300

		2,147,625

Real Estate Investment Trusts — 0.4%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	75,000	77,813
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	410,000	438,577
Equinix, Inc. Senior Notes 5.88% due 01/15/2026	1,420,000	1,483,900

		2,000,290

Rental Auto/Equipment — 0.1%
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020#	500,000	485,000

Retail - Apparel/Shoe — 0.9%
Chinos Intermediate Holdings, Inc. Senior Notes 7.75% due 05/01/2019*(5)	1,550,000	379,750
L Brands, Inc. Company Guar. Notes 6.88% due 11/01/2035*	2,955,000	3,139,687
L Brands, Inc. Senior Notes 6.95% due 03/01/2033	651,000	644,490

		4,163,927

Retail - Arts & Crafts — 0.6%
Michaels Stores, Inc. Company Guar. Notes 5.88% due 12/15/2020*#	2,600,000	2,678,000

Retail - Discount — 0.3%
Dollar Tree, Inc. Company Guar. Notes 5.25% due 03/01/2020*	235,000	246,750
Dollar Tree, Inc. Company Guar. Notes 5.75% due 03/01/2023*	1,130,000	1,202,038

		1,448,788

38

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Leisure Products — 0.5%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*#	$2,385,000	$2,337,300

Retail - Restaurants — 0.3%
CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022	1,705,000	1,453,513

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(6)(8)	50,000	0

Semiconductor Equipment — 0.8%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	3,810,000	3,857,625

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 5.00% due 11/15/2025*	430,000	450,692

Soap & Cleaning Preparation — 0.5%
Sun Products Corp. Senior Notes 7.75% due 03/15/2021*#	2,545,000	2,239,600

Specified Purpose Acquisitions — 0.6%
Argos Merger Sub, Inc. Senior Notes 7.13% due 03/15/2023*#	3,035,000	3,103,287

Steel - Producers — 0.8%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/2020#	860,000	520,300
AK Steel Corp. Company Guar. Notes 7.63% due 10/01/2021#	1,590,000	850,650
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	1,360,000	707,200
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	915,000	892,125
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	1,005,000	942,187

		3,912,462

Telecommunication Equipment — 1.2%
Alcatel-Lucent USA, Inc. Senior Notes 6.45% due 03/15/2029	5,385,000	5,479,237
Alcatel-Lucent USA, Inc. Senior Notes 6.50% due 01/15/2028	490,000	491,225

		5,970,462

Telephone - Integrated — 2.5%
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*	1,235,000	1,247,350
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025*	3,030,000	3,033,787
Level 3 Financing, Inc. Company Guar. Notes 5.13% due 05/01/2023	455,000	464,100

Security Description	Principal Amount(16)	Value (Note 2)

Telephone - Integrated (continued)
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 08/15/2022	$2,175,000	$2,234,813
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 01/15/2024*	950,000	973,750
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021	340,000	355,300
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	2,009,000	2,106,939
Windstream Services LLC Company Guar. Notes 7.75% due 10/15/2020#	2,135,000	1,763,403

		12,179,442

Television — 2.9%
Gannett Co., Inc. Company Guar. Notes 5.50% due 09/15/2024*	705,000	722,625
Gannett Co., Inc. Company Guar. Notes 6.38% due 10/15/2023	1,360,000	1,458,600
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	815,000	856,769
TEGNA, Inc. Company Guar. Notes 4.88% due 09/15/2021*	1,540,000	1,578,500
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	3,685,000	3,906,100
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022*	5,290,000	5,290,000

		13,812,594

Theaters — 0.3%
Carmike Cinemas, Inc. Sec. Notes 6.00% due 06/15/2023*	1,485,000	1,561,106

X-Ray Equipment — 0.1%
Hologic, Inc. Company Guar. Notes 5.25% due 07/15/2022*	660,000	691,284

Total U.S. Corporate Bonds & Notes
(cost $371,888,932)		350,137,392

FOREIGN CORPORATE BONDS & NOTES — 9.8%
Building Products-Cement — 0.5%
Cemex SAB de CV Senior Sec. Notes 5.70% due 01/11/2025*	1,830,000	1,601,250
Cemex SAB de CV Senior Sec. Notes 6.13% due 05/05/2025*	1,135,000	1,021,500

		2,622,750

Cable/Satellite TV — 0.9%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH Senior Sec. Notes 5.50% due 01/15/2023*	2,735,000	2,864,912
UPCB Finance V, Ltd. Senior Sec. Notes 7.25% due 11/15/2021*	490,500	519,317

39

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
UPCB Finance VI, Ltd. Senior Sec. Notes 6.88% due 01/15/2022*	$1,057,500	$1,113,019

		4,497,248

Chemicals - Diversified — 0.5%
INEOS Group Holdings SA Sec. Notes 6.13% due 08/15/2018*#	2,305,000	2,305,000

Containers - Metal/Glass — 0.9%
Ardagh Finance Holdings SA Senior Notes 8.63% due 06/15/2019*(7)	1,118,778	1,043,260
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*#	3,375,000	3,088,125
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	140,294	130,474

		4,261,859

Finance - Leasing Companies — 1.4%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 4.50% due 05/15/2021	5,720,000	5,762,900
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 4.63% due 10/30/2020	870,000	884,137

		6,647,037

Forestry — 0.5%
Tembec Industries, Inc. Senior Sec. Notes 9.00% due 12/15/2019*#	3,820,000	2,463,900

Medical - Drugs — 2.0%
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	585,000	590,850
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	4,170,000	4,149,150
Grifols Worldwide Operations, Ltd. Company Guar. Notes 5.25% due 04/01/2022	905,000	935,544
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	1,910,000	1,590,075
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	2,530,000	2,134,687

		9,400,306

Multimedia — 0.3%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,415,000	1,468,063

Oil Companies - Exploration & Production — 0.9%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	2,340,000	1,105,650
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*#	1,735,000	798,100

Security Description	Principal Amount(16)		Value (Note 2)

Oil Companies - Exploration & Production (continued)
Tullow Oil PLC Company Guar. Notes 6.00% due 11/01/2020*		$1,220,000	$786,900
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022*		2,465,000	1,503,650

			4,194,300

Semiconductor Equipment — 0.4%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		1,230,000	1,208,475
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*		710,000	731,300

			1,939,775

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 8.46% due 01/15/2015†*(1)(2)(8)(9)		925,000	0

Telecom Services — 0.9%
Wind Acquisition Finance SA Senior Sec. Notes 4.00% due 07/15/2020*	EUR	2,245,000	2,362,852
Wind Acquisition Finance SA Senior Sec. Notes 4.75% due 07/15/2020*		1,940,000	1,872,100
Wind Acquisition Finance SA Senior Sec. Notes 6.50% due 04/30/2020*		220,000	222,750

			4,457,702

Television — 0.6%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		2,720,000	2,781,200

Total Foreign Corporate Bonds & Notes
(cost $54,649,344)			47,039,140

LOANS(1)(10)(11)(17) — 1.4%
Building - Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2011†(2)		2,037,810	0

Cable/Satellite TV — 0.2%
Virgin Media Investment Holdings, Ltd. FRS BTL-F 3.50% due 06/30/2023		1,230,000	1,191,870

E-Commerce/Products — 0.2%
Lands’ End, Inc. FRS BTL-B 4.25% due 04/04/2021		1,021,105	721,582

E-Commerce/Services — 0.1%
Match Group, Inc. FRS BTL-B 5.50% due 11/16/2022		285,000	284,169

Electric - Integrated — 0.2%
Texas Competitive Electric Holdings Co. LLC FRS BTL 4.91% due 10/10/2017†(3)(4)		3,873,748	1,108,860

Electronic Components-Misc. — 0.1%
NXP BV/NXP Funding LLC BTL 3.75% due 12/07/2020		650,000	648,070

40

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Shares/ Principal Amount(16)		Value (Note 2)

LOANS(1)(10)(11)(17) (continued)
Insurance - Property/Casualty — 0.1%
Asurion LLC FRS 2nd Lien 8.50% due 03/03/2021		$635,000	$512,564

Machinery - General Industrial — 0.3%
Gardner Denver, Inc. FRS BTL 4.25% due 07/30/2020		1,837,700	1,514,265

Medical - Wholesale Drug Distribution — 0.2%
Vizient, Inc. FRS First Lien 6.25% due 02/13/2023		895,000	885,677

Total Loans
(cost $10,336,685)			6,867,057

COMMON STOCKS†(1)(2) — 0.0%
Multimedia — 0.0%
Haights Cross Communication, Inc. (cost $82,159)		10,439	0

MEMBERSHIP INTEREST CERTIFICATES†(1)(12) — 0.1%
Casino Services — 0.1%
Herbst Gaming, Inc. (cost $232,701)		23,439	304,708

PREFERRED SECURITIES — 0.7%
Diversified Banking Institutions — 0.7%
GMAC Capital Trust I FRS Series 2 8.13% (cost $3,453,179)		134,000	3,250,840

PREFERRED SECURITIES/CAPITAL SECURITIES — 4.8%
Banks - Commercial — 1.1%
Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019(13)	EUR	3,200,000	3,098,477
Banco Bilbao Vizcaya Argentaria SA VRS 9.00% due 05/09/2018(13)		1,000,000	1,018,000
Intesa Sanpaolo SpA VRS 7.70% due 09/17/2025*#(13)		1,435,000	1,248,450

			5,364,927

Diversified Banking Institutions — 2.7%
Barclays PLC VRS 6.63% due 09/15/2019#		1,034,000	868,560
Barclays PLC VRS 8.25% due 12/15/2018(13)		2,595,000	2,462,860
Credit Agricole SA VRS 7.88% due 01/23/2024*(13)		775,000	682,773
Credit Suisse Group AG VRS 6.25% due 12/18/2024(13)		3,675,000	3,279,938
Royal Bank of Scotland Group PLC FRS 6.99% due 10/05/2017*(13)		1,690,000	1,842,100
Royal Bank of Scotland Group PLC VRS 7.50% due 08/10/2020(13)		2,515,000	2,269,536
Royal Bank of Scotland Group PLC FRS 7.64% due 09/30/2017(13)		500,000	486,250
Societe Generale SA VRS 8.25% due 11/29/2018(13)		875,000	860,781

			12,752,798

Insurance - Multi-line — 0.7%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068		3,170,000	3,391,583

Multimedia — 0.3%
NBCUniversal Enterprise, Inc. 5.25% due 03/19/2021*(13)		1,260,000	1,297,800

Total Preferred Securities/Capital Securities
(cost $24,731,089)			22,807,108

Security Description	Shares/ Principal Amount(16)	Value (Note 2)

WARRANTS†(1)(2)(12) — 0.1%
Television — 0.1%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	310	$306,035
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	306	302,086

Total Warrants
(cost $0)		608,121

Total Long-Term Investment Securities
(cost $468,123,262)		431,981,910

SHORT-TERM INVESTMENT SECURITIES — 10.0%
Registered Investment Companies — 10.0%
State Street Navigator Securities Lending Prime Portfolio 0.49%(14)(15) (cost $48,133,095)	48,133,095	48,133,095

REPURCHASE AGREEMENTS — 8.7%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/29/2016, to be repurchased 03/01/2016 in the amount of $41,957,012 and collateralized by $42,030,000 of United States Treasury Notes, bearing interest at 1.50%, due 11/30/2019 and having an approximate value of $42,797,510 (cost $41,957,000)	$41,957,000	41,957,000

TOTAL INVESTMENTS
(cost $558,213,357)(18)	108.8%	522,072,005
Liabilities in excess of other assets	(8.8)	(42,266,809)

NET ASSETS	100.0%	$479,805,196

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2016, the aggregate value of these securities was $186,371,475 representing 38.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan; see Note 2.
†	Non-income producing security
(1)	Illiquid security. At February 29, 2016, the aggregate value of these securities was $7,779,886 representing 1.6% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Company has filed for Chapter 11 bankruptcy protection.
(4)	Security in default of interest.
(5)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(6)	Company has filed for Chapter 7 bankruptcy.
(7)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest the form of additional securities at the coupon rate listed.
(8)	Security in default of principal and interest at maturity.
(9)	Company has filed for bankruptcy protection in the country of issuance.
(10)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(11)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

41

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2016, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Membership Interest Certificate
Herbst Gaming, Inc.	03/26/2008	23,439	$232,701	$304,708	$13.00	0.06%
Warrants
ION Media Networks, Inc. Expires 12/18/2016 (Strike price $0.01)	11/11/2010	310	–	306,035	987.21	0.06%
ION Media Networks, Inc. Expires 12/18/2016 (Strike price $0.01)	03/01/2011	306	–	302,086	987.21	0.06%

				$912,829		0.18%

(13)	Perpetual maturity — maturity date reflects the next call date.
(14)	At February 29, 2016, the Fund had loaned securities with a total value of $47,713,074. This was secured by collateral of $48,133,095, which was received in cash and subsequently invested in short-term investments currently valued at $48,133,095 as reported in the Portfolio of Investments.
(15)	The rate shown is the 7-day yield as of February 29, 2016.
(16)	Denominated in United States dollars unless otherwise indicated.
(17)	All loans in the fund were purchased through assignment agreements unless otherwise indicated.
(18)	See Note 5 for cost of investments on a tax basis.

BTL—Bank Term Loan

EUR—Euro Dollar

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS are the current interest rates at February 29, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	EUR	6,916,000	USD	7,602,143	03/31/2016	$72,165	$–

EUR—Euro Dollar

USD—United States Dollar

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection(1)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at February 29, 2016(2)	Notional Amount(3)	Value at February 29, 2016(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index	5.00%	12/20/2019	Goldman Sachs Corp.	0.3973%	$3,506,550	$122,641	$156,155	$(33,514)
Markit CDX North America High Yield Index	5.00%	06/20/2020	Goldman Sachs Corp.	0.4481%	6,989,400	135,541	387,201	(251,660)
Markit CDX North America High Yield Index	5.00%	12/20/2020	Goldman Sachs Corp.	0.5216%	12,335,000	(106,416)	292,012	(398,428)

						$151,766	$835,368	$(683,602)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

42

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Convertible Bonds & Notes:
Medical-Drugs	$—	$—	$0	$0
Other Industries	—	967,544	—	967,544
U.S. Corporate Bonds & Notes:
Rubber/Plastic Products	—	—	0	0
Other Industries	—	350,137,392	—	350,137,392
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	47,039,140	—	47,039,140
Loans:
Building-Residential/Commercial	—	—	0	0
Other Industries	—	6,867,057	—	6,867,057
Common Stocks	—	—	0	0
Membership Interest Certificates	—	304,708	—	304,708
Preferred Securities	3,250,840	—	—	3,250,840
Preferred Securities/Capital Securities	—	22,807,108	—	22,807,108
Warrants	—	—	608,121	608,121
Short-Term Investment Securities	48,133,095	—	—	48,133,095
Repurchase Agreements	—	41,957,000	—	41,957,000

Total Investments at Value	$51,383,935	$470,079,949	$608,121	$522,072,005

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$72,165	$—	$72,165

LIABILITIES:
Other Financial Instruments:+
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection	$—	$683,602	$—	$683,602

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

43

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — February 29, 2016 (unaudited)

Industry Allocation*

Registered Investment Companies	6.0%
Food — Misc./Diversified	3.0
Building — Residential/Commercial	2.8
Auto/Truck Parts & Equipment — Original	2.8
E-Commerce/Services	2.2
Computer Services	2.1
Real Estate Operations & Development	2.0
Containers — Paper/Plastic	2.0
Distribution/Wholesale	2.0
Building & Construction Products — Misc.	1.8
Fisheries	1.7
Banks — Commercial	1.7
Repurchase Agreements	1.6
Retail — Drug Store	1.6
Energy — Alternate Sources	1.6
Retail — Apparel/Shoe	1.6
Investment Management/Advisor Services	1.5
Chemicals — Diversified	1.4
Medical Products	1.4
Enterprise Software/Service	1.4
Commercial Services	1.4
Human Resources	1.3
Casino Hotels	1.3
Real Estate Investment Trusts	1.3
Funeral Services & Related Items	1.3
Electronic Measurement Instruments	1.3
Retail — Restaurants	1.3
Building & Construction — Misc.	1.2
Dental Supplies & Equipment	1.2
Machinery — General Industrial	1.2
E-Commerce/Products	1.1
Entertainment Software	1.1
Soap & Cleaning Preparation	1.1
Machine Tools & Related Products	1.1
Medical Labs & Testing Services	1.1
Hotels/Motels	1.1
Retail — Discount	1.0
Cosmetics & Toiletries	1.0
Casino Services	1.0
Cellular Telecom	1.0
Chemicals — Specialty	1.0
Food — Catering	1.0
Finance — Other Services	0.9
Leisure Products	0.9
Computers — Integrated Systems	0.9
Medical — Drugs	0.9
Applications Software	0.9
Beverages — Non-alcoholic	0.9
Insurance — Property/Casualty	0.9
Wireless Equipment	0.8
Transactional Software	0.8
Semiconductor Equipment	0.7
Transport — Services	0.7
Private Equity	0.7
Gold Mining	0.7
Internet Content — Information/News	0.7
Retail — Convenience Store	0.7
Apparel Manufacturers	0.6
Electronic Components — Semiconductors	0.6
Telecom Services	0.6
Medical Instruments	0.5
Airlines	0.5
Auto/Truck Parts & Equipment — Replacement	0.5
Electric — Integrated	0.5
Machinery — Material Handling	0.5
Internet Financial Services	0.5
Gambling (Non-Hotel)	0.5
Food — Wholesale/Distribution	0.5
Advertising Sales	0.5

Diversified Financial Services	0.5
Exchange-Traded Funds	0.5
Real Estate Management/Services	0.5
Electric — Generation	0.5
Retail — Misc./Diversified	0.5
Satellite Telecom	0.4
Food — Dairy Products	0.4
Photo Equipment & Supplies	0.4
Retail — Automobile	0.4
Insurance Brokers	0.4
Oil Refining & Marketing	0.4
Coatings/Paint	0.4
Aerospace/Defense	0.4
Wire & Cable Products	0.4
Petrochemicals	0.4
Electronic Components — Misc.	0.3
Gas — Distribution	0.3
Respiratory Products	0.3
Transport — Truck	0.3
Veterinary Products	0.3
Electric Products — Misc.	0.3
Telephone — Integrated	0.3
Oil — Field Services	0.3
Oil Companies — Exploration & Production	0.3
Semiconductor Components — Integrated Circuits	0.3
Food — Flour & Grain	0.3
Cable/Satellite TV	0.3
Finance — Investment Banker/Broker	0.3
Diversified Manufacturing Operations	0.3
Transport — Marine	0.2
Telecommunication Equipment	0.2
Computer Software	0.2
Food — Retail	0.2
Rubber/Plastic Products	0.2
Tobacco	0.2
Diversified Operations/Commercial Services	0.2
Drug Delivery Systems	0.2
Footwear & Related Apparel	0.2
Explosives	0.2
Finance — Auto Loans	0.2
Insurance — Life/Health	0.2
Building — Maintenance & Services	0.2
Advertising Services	0.2
Engineering/R&D Services	0.2
Finance — Credit Card	0.2
Electronic Connectors	0.2
Food — Confectionery	0.2
Insurance — Multi-line	0.2
Diversified Minerals	0.2
Metal Processors & Fabrication	0.2
Retail — Home Furnishings	0.1
Brewery	0.1
Food — Meat Products	0.1
Hazardous Waste Disposal	0.1
Metal — Iron	0.1
Computers	0.1
Rental Auto/Equipment	0.1
Television	0.1
Beverages — Wine/Spirits	0.1
Retail — Building Products	0.1
Theaters	0.1
Aerospace/Defense — Equipment	0.1
Building — Heavy Construction	0.1
Diversified Operations	0.1
MRI/Medical Diagnostic Imaging	0.1
Lighting Products & Systems	0.1
Electronic Parts Distribution	0.1
Consumer Products — Misc.	0.1
Chemicals — Plastics	0.1

44

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — February 29, 2016 (unaudited) — (continued)

Industry Allocation* (continued)

Office Supplies & Forms	0.1%
Auto — Cars/Light Trucks	0.1
Finance — Consumer Loans	0.1
Broadcast Services/Program	0.1
Machinery — Pumps	0.1
Forestry	0.1
Bicycle Manufacturing	0.1
Industrial Gases	0.1
Pipelines	0.1
Medical — Biomedical/Gene	0.1
Retail — Sporting Goods	0.1
Computer Aided Design	0.1
Instruments — Scientific	0.1
Building Products — Cement	0.1

104.2%

Country Allocation*

Japan	19.0%
United Kingdom	18.3
Germany	8.9
United States	8.8
Ireland	5.1
Switzerland	4.1
Australia	4.1
France	3.1
South Korea	2.8
Canada	2.4
Bermuda	2.2
Sweden	2.0
Netherlands	1.7
Italy	1.7
Taiwan	1.6
Luxembourg	1.5
Spain	1.5
Belgium	1.3
Denmark	1.3
Austria	1.2
Faroe Islands	1.0
Finland	1.0
Cayman Islands	1.0
Norway	1.0
Curacao	0.8
Brazil	0.8
Malaysia	0.7
Isle of Man	0.7
Thailand	0.7
Singapore	0.7
Mexico	0.6
Israel	0.5
Jersey	0.5
Philippines	0.3
New Zealand	0.3
Hong Kong	0.3
South Africa	0.3
Panama	0.1
Turkey	0.1
Indonesia	0.1
Colombia	0.1

104.2%

*	Calculated as a percentage of net assets

45

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.2%
Australia — 4.1%
Ansell, Ltd.(1)	98,827	$1,203,064
Aristocrat Leisure, Ltd.(1)	852,274	6,085,654
AUB Group, Ltd.(1)	222,094	1,339,559
Computershare, Ltd.#(1)	146,066	949,000
DuluxGroup, Ltd.(1)	175,171	813,932
Iluka Resources, Ltd.(1)	173,690	829,579
Orica, Ltd.#(1)	113,578	1,155,813
Sonic Healthcare, Ltd.(1)	42,218	549,369
Star Entertainment Group, Ltd.(1)	2,013,547	7,504,594
Vocus Communications, Ltd.#(1)	590,613	3,448,154

		23,878,718

Austria — 1.2%
BUWOG AG(1)	154,101	3,177,229
Mayr-Melnhof Karton AG(1)	8,145	892,786
Wienerberger AG(1)	168,431	2,975,392

		7,045,407

Belgium — 1.3%
Mobistar SA†(1)	140,418	2,925,657
Ontex Group NV(1)	140,904	4,961,446

		7,887,103

Bermuda — 2.2%
Cafe de Coral Holdings, Ltd.(1)	416,000	1,122,449
China Resources Gas Group, Ltd.(1)	782,000	2,053,480
Credicorp, Ltd.	10,657	1,249,427
Dairy Farm International Holdings, Ltd.(1)	209,700	1,291,721
Esprit Holdings, Ltd.(1)	407,350	365,329
First Pacific Co., Ltd.(1)	1,316,250	907,838
Global Brands Group Holding, Ltd.†(1)	5,038,000	596,809
Hiscox, Ltd.(1)	222,557	2,998,471
Midland Holdings, Ltd.†(1)	2,892,000	1,026,823
Pacific Basin Shipping, Ltd.(1)	1,186,049	155,536
Peace Mark Holdings, Ltd.†(5)(6)	686,000	0
Shangri-La Asia, Ltd.(1)	596,000	562,829
VTech Holdings, Ltd.#(1)	66,649	747,204

		13,077,916

Brazil — 0.8%
Alupar Investimento SA	35,600	111,794
Brasil Insurance Participacoes e Administracao SA	4,710	25,066
BRF SA	38,700	495,369
CETIP SA — Mercados Organizados	43,100	406,791
Estacio Participacoes SA	85,922	273,030
Fibria Celulose SA	34,555	378,633
GAEC Educacao SA	64,946	190,849
Kroton Educacional SA	99,088	246,020
Linx SA	31,300	362,453
Localiza Rent a Car SA	44,378	254,075
M. Dias Branco SA	17,900	282,795
Odontoprev SA	143,914	363,768
Qualicorp SA	79,337	254,476
TOTVS SA	39,595	310,603
Ultrapar Participacoes SA	28,400	444,507

		4,400,229

Canada — 2.4%
Agnico Eagle Mines, Ltd.#	32,976	1,160,375
Alimentation Couche-Tard, Inc., Class B	37,629	1,702,622
Descartes Systems Group, Inc.†	220,597	3,777,703
Detour Gold Corp.†	185,521	2,921,990
Dollarama, Inc.	64,236	3,739,266
Stantec, Inc.	17,596	367,006

Security Description	Shares	Value (Note 2)

Canada (continued)
TORC Oil & Gas, Ltd.#	79,076	$357,683

		14,026,645

Cayman Islands — 1.0%
51job, Inc. ADR†	38,058	1,058,013
Ajisen China Holdings, Ltd.(1)	829,000	303,222
ASM Pacific Technology, Ltd.(1)	77,100	615,949
Shenguan Holdings Group, Ltd.(1)	886,000	89,096
Stella International Holdings, Ltd.(1)	476,000	1,171,327
Sunny Optical Technology Group Co., Ltd.#(1)	887,000	2,057,269
Want Want China Holdings, Ltd.#(1)	956,000	633,516

		5,928,392

Colombia — 0.1%
Bancolombia SA ADR	10,221	307,448

Denmark — 1.3%
Carlsberg A/S, Class B(1)	9,396	809,937
Chr. Hansen Holding A/S(1)	7,702	475,153
DSV A/S(1)	58,877	2,399,373
Jyske Bank A/S†(1)	38,762	1,686,890
Sydbank A/S(1)	48,570	1,320,101
TDC A/S(1)	170,184	720,677
William Demant Holding A/S†(1)	3,854	333,972

		7,746,103

Faroe Islands — 1.0%
Bakkafrost P/F(1)	171,836	6,152,350

Finland — 1.0%
Huhtamaki Oyj(1)	178,571	5,899,506
Tikkurila Oyj(1)	9,318	149,725

		6,049,231

France — 3.1%
Cap Gemini SA(1)	10,063	830,807
Christian Dior SE(1)	13,197	2,322,111
Dassault Systemes(1)	3,999	301,458
Edenred(1)	19,404	340,405
Elior Participations SCA*(1)	58,247	1,182,204
Eutelsat Communications SA(1)	34,124	1,033,172
Havas SA(1)	140,377	1,025,156
Legrand SA(1)	15,192	756,210
Neopost SA(1)	10,716	226,388
SEB SA(1)	2,506	232,621
Societe BIC SA(1)	3,161	438,533
Sodexo SA(1)	23,744	2,398,488
Technip SA(1)	14,258	704,616
Teleperformance(1)	55,482	4,292,806
Virbac SA#(1)	9,982	1,828,583

		17,913,558

Germany — 8.8%
Amadeus Fire AG(1)	11,728	825,992
Aurelius AG(1)	87,131	4,154,348
Beiersdorf AG(1)	17,043	1,478,888
Brenntag AG(1)	32,301	1,561,811
CTS Eventim AG & Co. KGaA(1)	157,553	5,552,862
Deutsche Wohnen AG (BR)(1)	49,038	1,297,672
Drillisch AG#(1)	75,438	3,050,557
ElringKlinger AG(1)	17,269	401,659
FUCHS PETROLUB SE(1) (preference shares)	38,583	1,579,354
GEA Group AG(1)	46,980	2,067,018
Gerry Weber International AG#(1)	18,563	224,852
Henkel AG & Co. KGaA(1) (preference shares)	16,887	1,702,781
Infineon Technologies AG(1)	91,377	1,121,354

46

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Germany (continued)
Krones AG(1)	33,062	$3,550,928
KUKA AG#(1)	50,629	4,721,014
LEG Immobilien AG(1)	15,291	1,249,306
MTU Aero Engines AG(1)	9,950	908,332
Nordex SE†(1)	312,107	9,107,839
Pfeiffer Vacuum Technology AG(1)	4,462	399,278
Stroeer SE#(1)	48,125	2,777,837
Symrise AG(1)	56,504	3,624,942
TAG Immobilien AG#(1)	15,161	178,771

		51,537,395

Hong Kong — 0.3%
Techtronic Industries Co., Ltd.(1)	417,500	1,597,977

Indonesia — 0.1%
PT Semen Indonesia Persero Tbk(1)	273,500	209,574
XL Axiata Tbk PT†(1)	613,500	179,038

		388,612

Ireland — 5.1%
Dalata Hotel Group PLC†(1)	632,603	3,044,293
DCC PLC(1)	30,039	2,348,855
Fleetmatics Group PLC†	31,400	1,133,854
Glanbia PLC(1)	119,507	2,382,557
Greencore Group PLC(1)	938,179	4,945,475
Hibernia REIT PLC(1)	2,798,316	3,790,337
ICON PLC†	31,100	2,213,076
Irish Continental Group PLC(1)	283,643	1,442,725
Kerry Group PLC, Class A (1)	16,385	1,432,078
Kingspan Group (1)	157,625	3,965,937
Paddy Power PLC(1)	19,384	2,911,469
XL Group PLC	13,559	466,159

		30,076,815

Isle of Man — 0.7%
Paysafe Group PLC†(1)	533,262	2,939,724
Playtech PLC(1)	111,898	1,314,009

		4,253,733

Israel — 0.5%
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	387,673	868,706
Mellanox Technologies, Ltd.†	39,700	2,017,157

		2,885,863

Italy — 1.7%
A2A SpA(1)	2,562,827	2,937,034
Brembo SpA(1)	63,577	2,619,428
Cerved Information Solutions SpA(1)	231,748	1,822,884
Davide Campari — Milano SpA(1)	79,286	622,524
Ei Towers SpA(1)	15,332	845,376
Infrastrutture Wireless Italiane SpA†*(1)	87,979	428,151
Unione di Banche Italiane SpA(1)	127,835	485,145

		9,760,542

Japan — 19.0%
ABC-Mart, Inc.(1)	76,100	4,362,671
AEON Financial Service Co., Ltd.(1)	45,700	1,015,911
Ain Holdings, Inc.(1)	54,600	2,475,457
Air Water, Inc.(1)	24,000	338,093
Asante, Inc.(1)	7,500	101,760
Bank of Yokohama, Ltd.(1)	64,000	289,213
Brother Industries, Ltd.(1)	81,100	882,660
Calsonic Kansei Corp.(1)	373,000	2,726,029
Chiba Bank, Ltd.(1)	159,000	742,787
Coca-Cola East Japan Co., Ltd.(1)	12,700	218,855
Coca-Cola West Co., Ltd.(1)	23,300	519,654

Security Description	Shares	Value (Note 2)

Japan (continued)
Cosmos Pharmaceutical Corp.#(1)	6,800	$1,043,202
Daifuku Co., Ltd.(1)	192,200	3,026,740
Daikin Industries, Ltd.(1)	4,100	273,681
Daiseki Co., Ltd.#(1)	50,200	768,576
Daiwa Securities Group, Inc.(1)	149,000	876,348
FamilyMart Co., Ltd.#(1)	8,100	388,226
Fuji Seal International, Inc.#(1)	57,200	1,814,352
Fujikura, Ltd.(1)	461,000	2,119,400
Glory, Ltd.(1)	3,300	110,789
Gurunavi, Inc.(1)	311,800	7,048,717
Haseko Corp.(1)	139,600	1,201,951
Heian Ceremony Service Co., Ltd.(1)	15	85
Hirose Electric Co., Ltd.#(1)	5,200	584,939
Hisamitsu Pharmaceutical Co., Inc.(1)	4,500	195,789
Hogy Medical Co., Ltd.#(1)	3,200	155,011
Ichigo, Inc.#(1)	991,900	3,314,696
Iriso Electronics Co., Ltd.(1)	9,550	381,702
Japan Exchange Group, Inc.(1)	11,300	174,500
Japan Pure Chemical Co., Ltd.(1)	2,600	45,816
Jeol, Ltd.(1)	63,000	301,249
JGC Corp.#(1)	29,060	455,393
Kakaku.com, Inc.#(1)	18,100	317,195
Kansai Paint Co., Ltd.#(1)	65,000	887,558
Keyence Corp.(1)	600	308,942
Kintetsu World Express, Inc.(1)	17,300	229,784
Kobayashi Pharmaceutical Co., Ltd.(1)	24,000	2,046,175
Koito Manufacturing Co., Ltd.(1)	44,700	1,960,903
Konica Minolta, Inc.(1)	69,000	576,672
KYORIN Holdings, Inc.(1)	24,000	454,402
Lawson, Inc.#(1)	19,000	1,459,868
Matsumotokiyoshi Holdings Co., Ltd.#(1)	67,200	2,983,942
Meitec Corp.(1)	8,800	302,467
Milbon Co., Ltd.(1)	15,100	566,713
Miraca Holdings, Inc.(1)	37,400	1,605,054
Mitsubishi Pencil Co., Ltd.(1)	1,700	63,488
Mitsui Chemicals, Inc.(1)	449,000	1,460,688
MonotaRO Co., Ltd.#(1)	12,300	287,723
Nakanishi, Inc.(1)	29,100	1,008,103
NEC Corp.(1)	106,000	267,496
Next Co. Ltd.(1)	327,100	2,883,504
NGK Spark Plug Co., Ltd.(1)	33,700	626,379
Nihon Kohden Corp.#(1)	32,600	795,695
Nippon Television Holdings, Inc.(1)	38,200	651,013
Nitori Holdings Co., Ltd.#(1)	10,900	834,830
Nomura Research Institute, Ltd.(1)	51,000	1,736,434
OBIC Business Consultants Co., Ltd.(1)	21,300	947,080
OBIC Co., Ltd.(1)	108,700	5,380,785
Omron Corp.(1)	6,500	170,996
Park24 Co., Ltd.(1)	4,600	120,133
Proto Corp.(1)	35,600	440,985
Rakuten, Inc.(1)	7,500	70,944
S Foods, Inc.#(1)	10,600	207,703
Santen Pharmaceutical Co., Ltd.(1)	117,900	1,802,576
Seria Co., Ltd.#(1)	22,900	1,246,522
Shimamura Co., Ltd.(1)	3,300	363,545
Shimano, Inc.(1)	2,300	358,519
Shimizu Corp.#(1)	961,000	7,279,883
Shizuoka Bank, Ltd.(1)	64,000	466,502
SK Kaken Co., Ltd.	4,000	341,626
Sony Financial Holdings, Inc.(1)	54,800	760,679
Stanley Electric Co., Ltd.#(1)	57,700	1,275,468
Start Today Co., Ltd.(1)	211,200	6,732,294
Sugi Holdings Co., Ltd.(1)	87,400	4,101,335
Sundrug Co., Ltd.(1)	17,500	1,152,282

47

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
TechnoPro Holdings, Inc.(1)	115,700	$3,110,092
Temp Holdings Co., Ltd.(1)	514,900	6,534,108
Terumo Corp.(1)	22,900	780,101
Toshiba Plant Systems & Services Corp.(1)	18,000	199,865
Tsumura & Co.(1)	9,000	227,523
Unicharm Corp.(1)	73,200	1,587,244
USS Co., Ltd.(1)	72,700	1,141,135
Welcia Holdings Co., Ltd.(1)	2,800	137,931
Yamato Holdings Co., Ltd.(1)	92,600	1,871,254
Zojirushi Corp.#(1)	9,900	147,109

		111,225,499

Jersey — 0.5%
Wizz Air Holdings PLC†*(1)	96,134	2,439,696
Wolseley PLC(1)	4,819	246,385

		2,686,081

Luxembourg — 1.5%
B&M European Value Retail SA(1)	292,226	1,156,968
Globant SA†#	17,017	524,975
Grand City Properties SA(1)	269,548	5,594,918
Samsonite International SA(1)	181,800	531,519
SES SA FDR(1)	33,207	870,166

		8,678,546

Malaysia — 0.7%
Astro Malaysia Holdings Bhd(1)	690,100	449,764
Inari Amertron Bhd(1)	3,305,250	2,538,922
Public Bank Bhd(1)	302,700	1,330,266

		4,318,952

Mexico — 0.6%
Alsea SAB de CV	117,354	441,971
Bolsa Mexicana de Valores SAB de CV	212,608	293,406
Concentradora Fibra Hotelera Mexicana SA de CV	568,752	443,896
Elementia SAB de CV†*	304,000	341,895
Fibra Uno Administracion SA de CV	133,678	279,006
Genomma Lab Internacional SAB de CV, Class B†#	557,346	362,137
Grupo Financiero Inbursa SAB de CV, Class O	152,164	270,756
Grupo Lala SAB de CV	131,960	308,537
Prologis Property Mexico SA de CV	224,102	326,944
Promotora y Operadora de Infraestructura SAB de CV	49,293	570,418

		3,638,966

Netherlands — 1.7%
Aalberts Industries NV(1)	15,456	477,867
ASM International NV(1)	28,078	1,185,481
Corbion NV(1) VRS	133,348	2,954,995
Euronext NV*(1)	114,687	4,376,814
IMCD Group NV(1)	13,934	507,837
Koninklijke Vopak NV(1)	7,290	331,351

		9,834,345

New Zealand — 0.3%
Fisher & Paykel Healthcare Corp., Ltd.(1)	324,459	1,875,972

Norway — 1.0%
Aker Solutions ASA(1)	142,898	422,694
Leroey Seafood Group ASA(1)	41,574	1,746,617
Marine Harvest ASA#(1)	85,272	1,219,688
Salmar ASA(1)	83,937	1,727,835
Storebrand ASA†(1)	109,969	432,051
XXL ASA*(1)	27,842	314,647

		5,863,532

Security Description	Shares	Value (Note 2)

Panama — 0.1%
Copa Holdings SA, Class A#	14,153	$864,182

Philippines — 0.3%
Jollibee Foods Corp.(1)	113,080	520,513
Security Bank Corp.(1)	487,360	1,466,021

		1,986,534

Singapore — 0.7%
Ascendas India Trust(1)	2,141,700	1,340,096
City Developments, Ltd.(1)	110,500	558,623
Super Group, Ltd.#(1)	2,261,300	1,401,409
Venture Corp., Ltd.(1)	138,063	799,727

		4,099,855

South Africa — 0.3%
Clicks Group, Ltd.(1)	150,739	878,542
Woolworths Holdings, Ltd.#(1)	140,373	713,692

		1,592,234

South Korea — 2.8%
CJ O Shopping Co., Ltd.(1)	4,193	636,638
Coway Co., Ltd.(1)	3,377	266,290
LG Household & Health Care, Ltd.(1)	2,049	1,435,697
Mando Corp.(1)	22,040	2,667,469
Osstem Implant Co., Ltd.†(1)	95,654	5,939,706
S&T Motiv Co., Ltd.(1)	47,306	2,946,114
Samsung Fire & Marine Insurance Co., Ltd.(1)	5,881	1,442,538
Seoul Semiconductor Co., Ltd.(1)	51,446	586,935
TK Corp.(1)	55,553	402,906

		16,324,293

Spain — 1.5%
Amadeus IT Holding SA, Class A(1)	110,415	4,434,504
Cellnex Telecom SAU*(1)	57,259	917,466
Viscofan SA(1)	55,186	3,289,412

		8,641,382

Sweden — 2.0%
AAK AB(1)	53,137	3,618,298
NetEnt AB(1)	115,230	6,718,589
Saab AB, Series B(1)	12,730	406,087
Swedish Match AB(1)	37,129	1,195,536

		11,938,510

Switzerland — 4.1%
Burckhardt Compression Holding AG(1)	1,501	469,330
Coca-Cola HBC AG(1)	20,441	389,497
DKSH Holding AG(1)	3,252	205,909
Geberit AG(1)	4,305	1,546,293
Julius Baer Group, Ltd.(1)	9,675	385,204
Lonza Group AG†(1)	3,682	557,163
Sika AG (BR)†(1)	512	1,942,627
Sonova Holding AG(1)	10,099	1,209,581
Tecan Group AG(1)	16,596	2,562,013
Temenos Group AG(1)	107,654	5,285,609
U-Blox AG(1)	21,695	4,251,079
Ypsomed Holding AG(1)	36,194	5,136,380

		23,940,685

Taiwan — 1.6%
Advantech Co., Ltd.(1)	100,235	688,104
Chroma ATE, Inc.(1)	863,000	1,820,630
Cub Elecparts, Inc.(1)	279,136	3,117,353
E.Sun Financial Holding Co., Ltd.(1)	3,012,747	1,552,388
Siliconware Precision Industries Co., Ltd.(1)	945,000	1,448,791
Voltronic Power Technology Corp.(1)	13,000	198,416

48

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Taiwan (continued)
Yuanta Financial Holding Co., Ltd.(1)	2,564,807	$820,636

		9,646,318

Thailand — 0.7%
AEON Thana Sinsap Thailand PCL	161,200	409,447
AEON Thana Sinsap Thailand PCL NVDR(1)	23,800	60,450
Glow Energy PCL†	692,600	1,569,673
Minor International PCL	661,670	668,541
Precious Shipping PCL†	889,250	120,796
PTT Global Chemical PCL	888,000	1,339,602

		4,168,509

Turkey — 0.1%
Ford Otomotiv Sanayi AS(1)	18,540	218,046
Tofas Turk Otomobil Fabrikasi AS(1)	38,034	257,670

		475,716

United Kingdom — 18.3%
Abcam PLC(1)	35,131	325,614
Aberdeen Asset Management PLC(1)	118,020	390,780
Admiral Group PLC(1)	22,655	543,117
Ashtead Group PLC(1)	33,299	423,145
AVEVA Group PLC(1)	12,945	272,951
Babcock International Group PLC(1)	80,677	1,022,391
Bellway PLC(1)	346,315	12,352,183
Booker Group PLC(1)	1,232,138	2,840,795
Britvic PLC(1)	53,183	511,483
Bunzl PLC(1)	369,127	9,864,825
Burberry Group PLC(1)	32,347	592,457
Cairn Energy PLC†(1)	109,788	249,532
Cineworld Group PLC(1)	82,270	599,066
Clinigen Group PLC(1)	134,792	1,181,222
Cobham PLC(1)	166,612	594,482
Compass Group PLC(1)	185,356	3,244,089
Croda International PLC(1)	89,680	3,690,761
Dignity PLC(1)	213,065	7,413,590
Domino’s Pizza Group PLC(1)	271,051	3,930,622
Electrocomponents PLC(1)	92,435	302,395
Elementis PLC(1)	232,414	753,866
Essentra PLC(1)	45,719	529,501
Exova Group PLC(1)	212,178	373,262
Fevertree Drinks PLC(1)	445,615	3,439,726
Foxtons Group PLC(1)	154,975	339,828
GKN PLC(1)	153,031	583,568
Great Portland Estates PLC(1)	76,387	737,686
Halma PLC(1)	424,773	5,234,646
Hargreaves Lansdown PLC(1)	40,112	684,074
IG Group Holdings PLC(1)	120,447	1,268,571
IMI PLC(1)	38,010	445,526
Inchcape PLC(1)	111,081	1,133,961
Intertek Group PLC(1)	51,490	2,080,166
Jardine Lloyd Thompson Group PLC(1)	90,235	998,139
John Wood Group PLC(1)	49,730	430,006
Just Eat PLC†(1)	160,183	851,998
Liberty Global PLC, Class A†	10,758	396,325
Liberty Global PLC, Class C†	26,542	954,450
Lookers PLC(1)	612,231	1,310,681
LSL Property Services PLC(1)	105,808	381,309
Meggitt PLC(1)	150,706	870,363
Micro Focus International PLC(1)	119,728	2,445,355
Mitie Group PLC(1)	145,841	566,739
Next PLC(1)	41,962	3,944,761
Poundland Group PLC(1)	84,526	210,766
Premier Farnell PLC(1)	143,029	233,746
PZ Cussons PLC(1)	25,845	93,083

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
Rathbone Brothers PLC(1)	55,863	$1,739,451
Redrow PLC(1)	485,599	2,913,341
Rightmove PLC(1)	51,848	2,822,963
Rotork PLC(1)	122,046	268,477
RPC Group PLC(1)	309,888	3,168,906
Schroders PLC(1)	73,850	2,657,464
Segro PLC(1)	333,646	1,924,583
SIG PLC(1)	91,626	177,479
Smith & Nephew PLC(1)	54,005	874,962
Smiths Group PLC(1)	21,416	295,518
Spectris PLC(1)	59,311	1,477,053
Spirax-Sarco Engineering PLC(1)	17,784	772,990
Stagecoach Group PLC(1)	446,084	1,670,973
Tate & Lyle PLC(1)	31,193	254,213
Travis Perkins PLC(1)	24,692	611,507
Victrex PLC(1)	30,529	654,227
Whitbread PLC(1)	38,501	2,085,639
Zoopla Property Group PLC*(1)	364,317	1,165,964

		107,173,312

United States — 0.7%
Cognizant Technology Solutions Corp., Class A†	25,535	1,454,984
EPAM Systems, Inc.†	20,927	1,430,988
Gran Tierra Energy, Inc.†	398,197	941,782
PriceSmart, Inc.	3,899	301,237

		4,128,991

Total Common Stocks
(cost $506,823,008)		558,016,451

EXCHANGE-TRADED FUNDS — 0.5%
United States — 0.5%
iShares MSCI EAFE Small-Cap ETF
(cost $2,746,708)	59,300	2,729,579

EQUITY CERTIFICATES — 0.9%
Deutsche Bank AG — MOIL, Ltd.†	265,521	737,483
Merrill Lynch — Bajaj Electricals, Ltd.†	234,323	540,904
Merrill Lynch — CESC, Ltd.†	160,320	1,024,361
Merrill Lynch — Shriram Transport Finance Co., Ltd.†	95,639	1,125,933
Merrill Lynch Int’l & Co. — Dabur India, Ltd.†	320,195	1,109,744
Merrill Lynch Int’l & Co. — Federal Bank Ltd.†	1,226,389	828,944

Total Equity Certificates
(cost $6,408,659)		5,367,369

WARRANTS — 0.0%
Minor International PCL Expires 11/3/2017 (strike price THB 36.36)†	54,140	7,750
Precious Shipping PCL Expires 06/15/2018 (strike price THB 17.50)†	27,795	1,053

Total Warrants
(cost $0)		8,803

RIGHTS — 0.0%
Brasil Insurance Participacoes e Administracao SA Expires 02/25/2016 (strike price BRL 21.39) (cost $0.00)	2,255	6

Total Long-Term Investment Securities
(cost $515,978,375)		566,122,208

SHORT-TERM INVESTMENT SECURITIES — 6.0%
Registered Investment Companies — 6.0%
State Street Navigator Securities Lending Prime Portfolio 0.49%(2)(4) (cost $35,035,304)	35,035,304	35,035,304

49

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 1.6%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/29/2016, to be repurchased 03/01/2016 in the amount of $9,484,003 collateralized by $9,285,000 of United States Treasury Notes, bearing interest at 2.13% due 01/31/2021 and having an approximate value of $9,675,016 (cost $9,484,000)	$9,484,000	$9,484,000

TOTAL INVESTMENTS
(cost $560,497,679)(3)	104.2%	610,641,512
Liabilities in excess of other assets	(4.2)	(24,715,500)

NET ASSETS	100.0%	$585,926,012

#	The security or a portion thereof is out on loan; See Note 2.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2016, the aggregate value of these securities was $11,166,837 representing 1.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at February 29, 2016. The aggregate value of these securities was $516,186,869 representing 88.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	At February 29, 2016, the Fund had loaned securities with a total value of $34,852,467. This was secured by collateral of $35,035,304, which was received in cash and subsequently invested in short-term investments currently valued at $35,035,304 as reported in the Portfolio of Investments. Additional collateral of $1,186,685 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, is not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
Federal Home Loan Mtg. Corp.	2.75% to 3.50%	01/15/2028 to 12/01/2041	$36,898
Federal National Mtg. Assoc.	2.00% to 4.32%	10/25/2029 to 10/01/2041	186,573
United States Treasury Bills	0.00%	03/31/2016 to 01/05/2017	7,358
United States Treasury Notes/Bonds	0.13% to 4.75%	04/15/2016 to 02/15/2044	955,856

(3)	See Note 5 for cost of investments on a tax basis.
(4)	The rate shown is a 7-day yield as of February 29, 2016.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 2.
(6)	Illiquid security. At February 29, 2016, the aggregate value of these securities was $0 representing 0.0% of net assets.

ADR—American Depositary Receipt

BR—Bearer Shares

BRL—Brazilian Real

FDR—Federal Depositary Receipt

NVDR—Non-voting Depository Receipt

THB—Thai Baht

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$1,249,427	$11,828,489	**	$0	$13,077,916
Other Countries	40,580,155	504,358,380	**	—	544,938,535
Exchange Traded-Funds	2,729,579	—		—	2,729,579
Equity Certificates	—	5,367,369		—	5,367,369
Warrants	8,803	—		—	8,803
Rights	6	—		—	6
Short-Term Investment Securities:
Registered Investment Companies	35,035,304	—		—	35,035,304
Repurchase Agreements	—	9,484,000		—	9,484,000

Total Investments at Value	$79,603,274	$531,038,238		$0	$610,641,512

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 2.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and the end of the reporting period Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

50

VALIC Company II Large Cap Value Fund

PORTFOLIO PROFILE — February 29, 2016 (unaudited)

Industry Allocation*

Diversified Banking Institutions	7.7%
Oil Companies — Exploration & Production	7.7
Medical — Drugs	7.4
Banks — Super Regional	5.3
Insurance — Multi-line	4.1
Aerospace/Defense	3.6
Telephone — Integrated	3.4
Food — Misc./Diversified	3.2
Beverages — Non-alcoholic	3.1
Networking Products	2.9
Electronic Components — Semiconductors	2.6
Registered Investment Companies	2.4
Advertising Agencies	2.3
Insurance — Life/Health	2.3
Enterprise Software/Service	2.2
Finance — Investment Banker/Broker	2.0
Multimedia	2.0
Oil — Field Services	1.8
Time Deposits	1.5
Building Products — Cement	1.5
Commercial Paper	1.4
Cosmetics & Toiletries	1.4
Oil Refining & Marketing	1.4
Brewery	1.4
Medical — HMO	1.3
Semiconductor Equipment	1.3
Web Portals/ISP	1.3
Instruments — Controls	1.3
Real Estate Investment Trusts	1.1
Agricultural Chemicals	1.1
Exchange-Traded Funds	1.0
Aerospace/Defense — Equipment	1.0
Applications Software	1.0
Cruise Lines	1.0
Retail — Drug Store	0.9
Finance — Consumer Loans	0.9
Pharmacy Services	0.9
Transport — Rail	0.8
Insurance — Reinsurance	0.8
Retail — Discount	0.8
Television	0.7
Airlines	0.7
Computers	0.7
Medical Instruments	0.7
Chemicals — Diversified	0.6
Electric — Distribution	0.6
Containers — Paper/Plastic	0.5
Insurance Brokers	0.5
Cellular Telecom	0.5
Semiconductor Components — Integrated Circuits	0.5
Finance — Credit Card	0.4
Medical Labs & Testing Services	0.4
Electric Products — Misc.	0.4
Finance — Mortgage Loan/Banker	0.4
Non-Hazardous Waste Disposal	0.4
Retail — Office Supplies	0.4
Gold Mining	0.3
Diversified Manufacturing Operations	0.3
Electronic Measurement Instruments	0.3
Pipelines	0.3
Oil Companies — Integrated	0.3
Food — Wholesale/Distribution	0.3
Banks — Commercial	0.3
Vitamins & Nutrition Products	0.3
Investment Management/Advisor Services	0.3
Medical — Wholesale Drug Distribution	0.2
Banks — Fiduciary	0.2
Diagnostic Equipment	0.2
Computer Services	0.2
Medical Products	0.1
Cable/Satellite TV	0.1

103.2%

*	Calculated as a percentage of net assets

51

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.9%
Advertising Agencies — 2.3%
Interpublic Group of Cos., Inc.	63,583	$1,360,041
Omnicom Group, Inc.	37,951	2,952,967

		4,313,008

Aerospace/Defense — 3.6%
Northrop Grumman Corp.	14,760	2,837,167
Raytheon Co.	31,039	3,844,180

		6,681,347

Aerospace/Defense - Equipment — 1.0%
United Technologies Corp.	19,388	1,873,269

Agricultural Chemicals — 1.1%
CF Industries Holdings, Inc.	37,457	1,365,682
Mosaic Co.	23,710	631,872

		1,997,554

Airlines — 0.7%
Delta Air Lines, Inc.	27,760	1,339,142

Applications Software — 1.0%
Citrix Systems, Inc.†	13,302	939,786
Microsoft Corp.	18,063	919,046

		1,858,832

Banks - Commercial — 0.3%
CIT Group, Inc.	18,807	560,637

Banks - Fiduciary — 0.2%
State Street Corp.	7,129	390,527

Banks - Super Regional — 5.3%
Capital One Financial Corp.	28,503	1,873,502
Fifth Third Bancorp	59,458	907,329
PNC Financial Services Group, Inc.	32,834	2,669,732
US Bancorp	82,488	3,177,438
Wells Fargo & Co.	25,543	1,198,478

		9,826,479

Beverages - Non-alcoholic — 3.1%
Coca-Cola Co.	45,320	1,954,652
Coca-Cola Enterprises, Inc.	13,001	630,678
PepsiCo, Inc.	32,476	3,176,802

		5,762,132

Brewery — 1.4%
Molson Coors Brewing Co., Class B	29,285	2,497,132

Building Products - Cement — 1.5%
Vulcan Materials Co.	27,532	2,712,728

Cable/Satellite TV — 0.1%
Comcast Corp., Class A	3,886	224,339

Cellular Telecom — 0.5%
Vodafone Group PLC ADR	29,803	906,011

Chemicals - Diversified — 0.6%
Dow Chemical Co.	23,160	1,125,808

Computer Services — 0.2%
Accenture PLC, Class A	2,888	289,551

Computers — 0.7%
Apple, Inc.	13,154	1,271,860

Containers - Paper/Plastic — 0.5%
Packaging Corp. of America	20,477	993,134

Cosmetics & Toiletries — 1.4%
Procter & Gamble Co.	24,664	1,980,273
Unilever PLC ADR#	14,000	599,480

		2,579,753

Security Description	Shares	Value (Note 2)

Cruise Lines — 1.0%
Carnival Corp.	37,476	$1,797,349

Diagnostic Equipment — 0.2%
Thermo Fisher Scientific, Inc.	2,250	290,678

Diversified Banking Institutions — 7.7%
Citigroup, Inc.	80,400	3,123,540
Goldman Sachs Group, Inc.	15,293	2,286,762
JPMorgan Chase & Co.	117,412	6,610,296
Morgan Stanley	89,530	2,211,391

		14,231,989

Diversified Manufacturing Operations — 0.3%
General Electric Co.	21,632	630,356

Electric Products - Misc. — 0.4%
Emerson Electric Co.	13,713	669,606

Electric - Distribution — 0.6%
PPL Corp.	30,915	1,081,716

Electronic Components - Semiconductors — 2.6%
Microchip Technology, Inc.#	55,470	2,467,860
Micron Technology, Inc.†	49,592	527,163
Texas Instruments, Inc.	33,886	1,796,636

		4,791,659

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	16,754	625,762

Enterprise Software/Service — 2.2%
Oracle Corp.	109,097	4,012,588

Finance - Consumer Loans — 0.9%
Synchrony Financial†	61,095	1,646,510

Finance - Credit Card — 0.4%
American Express Co.	7,556	419,963
Discover Financial Services	8,041	373,263

		793,226

Finance - Investment Banker/Broker — 2.0%
Charles Schwab Corp.	60,563	1,517,103
E*TRADE Financial Corp.†	62,297	1,461,488
Raymond James Financial, Inc.	17,836	781,930

		3,760,521

Finance - Mortgage Loan/Banker — 0.4%
FNF Group	20,077	662,139

Food - Misc./Diversified — 3.2%
ConAgra Foods, Inc.	62,209	2,616,511
General Mills, Inc.	7,178	422,425
Kellogg Co.	25,116	1,859,086
Mondelez International, Inc., Class A	23,257	942,606

		5,840,628

Food - Wholesale/Distribution — 0.3%
Sysco Corp.	13,678	603,610

Gold Mining — 0.3%
Newmont Mining Corp.	24,799	640,558

Instruments - Controls — 1.3%
Honeywell International, Inc.	22,666	2,297,199

Insurance Brokers — 0.5%
Marsh & McLennan Cos., Inc.	16,893	963,746

Insurance - Life/Health — 2.3%
Prudential Financial, Inc.	63,214	4,177,813

52

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Multi-line — 4.1%
Allstate Corp.	5,616	$356,391
Chubb, Ltd.	21,715	2,508,734
Hartford Financial Services Group, Inc.	38,598	1,625,748
MetLife, Inc.	16,184	640,239
Voya Financial, Inc.	69,283	2,034,149
XL Group PLC	10,245	352,223

		7,517,484

Insurance - Reinsurance — 0.8%
Berkshire Hathaway, Inc., Class B†	11,000	1,475,870

Investment Management/Advisor Services — 0.3%
Invesco, Ltd.	19,559	523,008

Medical Instruments — 0.7%
Boston Scientific Corp.†	74,092	1,258,082

Medical Labs & Testing Services — 0.4%
Laboratory Corp. of America Holdings†	6,362	698,802

Medical Products — 0.1%
Stryker Corp.	2,311	230,823

Medical - Drugs — 7.4%
Bristol-Myers Squibb Co.	16,251	1,006,424
Eli Lilly & Co.	16,164	1,163,808
Johnson & Johnson	16,786	1,766,055
Merck & Co., Inc.	73,299	3,680,343
Novartis AG ADR#	11,493	817,267
Pfizer, Inc.	175,855	5,217,618

		13,651,515

Medical - HMO — 1.3%
UnitedHealth Group, Inc.	20,600	2,453,460

Medical - Wholesale Drug Distribution — 0.2%
McKesson Corp.	2,766	430,445

Multimedia — 2.0%
Time Warner, Inc.	35,921	2,377,970
Viacom, Inc., Class B	18,255	672,697
Walt Disney Co.	5,978	571,019

		3,621,686

Networking Products — 2.9%
Cisco Systems, Inc.	204,646	5,357,632

Non-Hazardous Waste Disposal — 0.4%
Republic Services, Inc.	14,375	656,937

Oil Companies - Exploration & Production — 7.7%
Anadarko Petroleum Corp.	12,008	455,704
California Resources Corp.	10,182	5,723
Cimarex Energy Co.	7,480	628,544
EOG Resources, Inc.	63,662	4,121,478
Occidental Petroleum Corp.	108,324	7,454,858
Pioneer Natural Resources Co.	11,708	1,411,165

		14,077,472

Oil Companies - Integrated — 0.3%
Exxon Mobil Corp.	4,718	378,148
Royal Dutch Shell PLC ADR	5,185	235,814

		613,962

Oil Refining & Marketing — 1.4%
Phillips 66	32,427	2,574,380

Oil - Field Services — 1.8%
Schlumberger, Ltd.	45,205	3,242,103

Security Description	Shares/ Principal Amount	Value (Note 2)

Pharmacy Services — 0.9%
Express Scripts Holding Co.†	23,127	$1,627,678

Pipelines — 0.3%
Enterprise Products Partners LP	26,341	615,589

Real Estate Investment Trusts — 1.1%
AvalonBay Communities, Inc.	2,495	428,242
Communications Sales & Leasing, Inc.†	50,766	956,939
Weyerhaeuser Co.	25,820	670,803

		2,055,984

Retail - Discount — 0.8%
Target Corp.	6,509	510,631
Wal-Mart Stores, Inc.	13,215	876,683

		1,387,314

Retail - Drug Store — 0.9%
CVS Health Corp.	17,101	1,661,704

Retail - Office Supplies — 0.4%
Staples, Inc.	69,171	653,666

Semiconductor Components - Integrated Circuits — 0.5%
Analog Devices, Inc.	8,449	447,712
QUALCOMM, Inc.	8,407	426,992

		874,704

Semiconductor Equipment — 1.3%
Applied Materials, Inc.	123,143	2,323,708

Telephone - Integrated — 3.4%
AT&T, Inc.	123,643	4,568,609
Verizon Communications, Inc.	33,248	1,686,671

		6,255,280

Television — 0.7%
CBS Corp., Class B	28,417	1,374,814

Transport - Rail — 0.8%
CSX Corp.	33,119	799,493
Union Pacific Corp.	9,135	720,386

		1,519,879

Vitamins & Nutrition Products — 0.3%
Mead Johnson Nutrition Co.	7,412	546,709

Web Portals/ISP — 1.3%
Alphabet, Inc., Class A†	3,208	2,300,842

Total Common Stocks
(cost $180,237,222)		178,302,428

EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell 1000 Value ETF# (cost $1,901,678)	20,598	1,910,464

Total Long-Term Investment Securities
(cost $182,138,900)		180,212,892

SHORT-TERM INVESTMENT SECURITIES — 5.3%
Commercial Paper — 1.4%
BNP Paribas SA 0.35% due 03/01/2016	$2,600,000	2,600,000

Registered Investment Companies — 2.4%
State Street Navigator Securities Lending Prime Portfolio 0.49%(1)(2)	4,362,519	4,362,519

53

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Time Deposits — 1.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2016	$2,738,000	$2,738,000

Total Short-Term Investment Securities
(cost $9,700,519)		9,700,519

TOTAL INVESTMENTS
(cost $191,839,419)(3)	103.2%	189,913,411
Liabilities in excess of other assets	(3.2)	(5,891,669)

NET ASSETS	100.0%	$184,021,742

†	Non-income producing security
#	The security or a portion thereof is out on loan; See Note 2.
(1)	At February 29, 2016, the Fund had loaned securities with a total value of $4,225,361. This was secured by collateral of $4,362,519, which was received in cash and subsequently invested in short-term investments currently valued at $4,362,519 as reported in the Portfolio of Investments.
(2)	The rate shown is the 7-day yield as of February 29, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

ETF—Exchange Traded Funds

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$178,302,428	$—	$—	$178,302,428
Exchange-Traded Funds	1,910,464	—	—	1,910,464
Short-Term Investment Securities:
Registered Investment Companies	4,362,519	—	—	4,362,519
Other Short-Term Investment Securities	—	5,338,000	—	5,338,000

Total Investments at Value	$184,575,411	$5,338,000	$—	$189,913,411

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

54

VALIC Company II Mid Cap Growth Fund

PORTFOLIO PROFILE — February 29, 2016 (unaudited)

Industry Allocation*

Commercial Services — Finance	7.5%
Commercial Services	6.7
Medical Instruments	4.9
Beverages — Non-alcoholic	4.0
Applications Software	3.7
Retail — Auto Parts	3.0
Beverages — Wine/Spirits	2.7
Aerospace/Defense — Equipment	2.7
Coatings/Paint	2.5
Entertainment Software	2.3
Medical — Biomedical/Gene	2.3
Finance — Other Services	2.3
Telephone — Integrated	2.1
Auction Houses/Art Dealers	2.0
Resorts/Theme Parks	1.9
Finance — Credit Card	1.9
Electronic Security Devices	1.8
Consulting Services	1.8
Auto/Truck Parts & Equipment — Original	1.8
Veterinary Diagnostics	1.7
Airlines	1.7
Repurchase Agreements	1.6
Building — Heavy Construction	1.6
Data Processing/Management	1.6
Building Products — Cement	1.5
Diversified Manufacturing Operations	1.5
Real Estate Management/Services	1.5
Registered Investment Companies	1.5
Building Products — Wood	1.4
Lighting Products & Systems	1.4
Retail — Restaurants	1.4
Retail — Arts & Crafts	1.4
Diagnostic Kits	1.3
Dental Supplies & Equipment	1.3
Enterprise Software/Service	1.3
Retail — Perfume & Cosmetics	1.3
Retail — Gardening Products	1.3
Retail — Discount	1.2
Computer Services	1.2
Electronic Measurement Instruments	1.2
Theaters	1.1
Electronic Components — Semiconductors	1.1
Apparel Manufacturers	1.1
Retail — Automobile	1.0
Transport — Truck	1.0
Containers — Metal/Glass	0.9
Finance — Investment Banker/Broker	0.9
Machinery — General Industrial	0.9
Networking Products	0.9
Food — Meat Products	0.8
Internet Content — Information/News	0.7
Semiconductor Components — Integrated Circuits	0.7
Oil Companies — Exploration & Production	0.6
Medical Products	0.6
E-Commerce/Services	0.5
Food — Retail	0.5

101.1%

*	Calculated as a percentage of net assets

55

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.0%
Aerospace/Defense - Equipment — 2.7%
Harris Corp.	21,689	$1,692,176
Orbital ATK, Inc.	21,770	1,823,455

		3,515,631

Airlines — 1.7%
Delta Air Lines, Inc.	21,480	1,036,195
Spirit Airlines, Inc.†	23,890	1,140,748

		2,176,943

Apparel Manufacturers — 1.1%
Columbia Sportswear Co.	10,789	642,161
Under Armour, Inc., Class A†	8,550	715,550

		1,357,711

Applications Software — 3.7%
Paycom Software, Inc.†#	71,003	2,263,576
ServiceNow, Inc.†	31,570	1,736,034
Tableau Software, Inc., Class A†	18,145	828,319

		4,827,929

Auction Houses/Art Dealers — 2.0%
KAR Auction Services, Inc.	71,909	2,546,298

Auto/Truck Parts & Equipment - Original — 1.8%
Delphi Automotive PLC	33,850	2,257,118

Beverages - Non-alcoholic — 4.0%
Dr Pepper Snapple Group, Inc.	32,280	2,954,588
Monster Beverage Corp.†	17,600	2,208,800

		5,163,388

Beverages - Wine/Spirits — 2.7%
Constellation Brands, Inc., Class A	24,930	3,525,850

Building Products - Cement — 1.5%
Vulcan Materials Co.	20,250	1,995,232

Building Products - Wood — 1.4%
Masco Corp.	66,150	1,865,430

Building - Heavy Construction — 1.6%
SBA Communications Corp., Class A†	22,310	2,116,996

Coatings/Paint — 2.5%
Sherwin-Williams Co.	11,700	3,164,850

Commercial Services — 6.7%
Aramark	71,090	2,233,648
CoStar Group, Inc.†	15,361	2,719,819
ServiceMaster Global Holdings, Inc.†	97,734	3,707,050

		8,660,517

Commercial Services - Finance — 7.5%
Euronet Worldwide, Inc.†	15,510	1,016,525
McGraw Hill Financial, Inc.	38,660	3,469,349
SEI Investments Co.	48,030	1,833,305
Vantiv, Inc., Class A†	37,960	1,975,438
WEX, Inc.†	21,410	1,398,073

		9,692,690

Computer Services — 1.2%
EPAM Systems, Inc.†	23,008	1,573,287

Consulting Services — 1.8%
Verisk Analytics, Inc.†	31,230	2,274,793

Containers - Metal/Glass — 0.9%
Ball Corp.	18,450	1,221,944

Data Processing/Management — 1.6%
Broadridge Financial Solutions, Inc.	36,329	2,039,147

Security Description	Shares	Value (Note 2)

Dental Supplies & Equipment — 1.3%
Align Technology, Inc.†	25,650	$1,693,669

Diagnostic Kits — 1.3%
Alere, Inc.†	32,660	1,740,778

Diversified Manufacturing Operations — 1.5%
Carlisle Cos., Inc.	22,090	1,991,634

E-Commerce/Services — 0.5%
Ctrip.com International, Ltd. ADR†	15,680	641,626

Electronic Components - Semiconductors — 1.1%
Broadcom, Ltd.	10,200	1,366,494

Electronic Measurement Instruments — 1.2%
FLIR Systems, Inc.	50,400	1,560,384

Electronic Security Devices — 1.8%
Allegion PLC	37,060	2,334,780

Enterprise Software/Service — 1.3%
Tyler Technologies, Inc.†	13,720	1,650,790

Entertainment Software — 2.3%
Electronic Arts, Inc.†	46,340	2,976,882

Finance - Credit Card — 1.9%
Alliance Data Systems Corp.†	11,700	2,458,521

Finance - Investment Banker/Broker — 0.9%
Raymond James Financial, Inc.	26,550	1,163,952

Finance - Other Services — 2.3%
Intercontinental Exchange, Inc.	12,220	2,913,981

Food - Meat Products — 0.8%
Hormel Foods Corp.	22,990	977,305

Food - Retail — 0.5%
Kroger Co.	15,990	638,161

Internet Content - Information/News — 0.7%
LinkedIn Corp., Class A†	8,160	956,270

Lighting Products & Systems — 1.4%
Acuity Brands, Inc.	8,635	1,808,428

Machinery - General Industrial — 0.9%
Wabtec Corp.	16,070	1,134,542

Medical Instruments — 4.9%
Boston Scientific Corp.†	77,490	1,315,780
Edwards Lifesciences Corp.†	29,260	2,545,620
Intuitive Surgical, Inc.†	4,340	2,443,681

		6,305,081

Medical Products — 0.6%
Teleflex, Inc.	5,228	746,663

Medical - Biomedical/Gene — 2.3%
BioMarin Pharmaceutical, Inc.†	18,780	1,537,519
Incyte Corp.†	19,440	1,428,840

		2,966,359

Networking Products — 0.9%
Palo Alto Networks, Inc.†	7,820	1,132,258

Oil Companies - Exploration & Production — 0.6%
Diamondback Energy, Inc.†	10,930	778,763

Real Estate Management/Services — 1.5%
CBRE Group, Inc., Class A†	77,140	1,960,127

Resort/Theme Parks — 1.9%
Vail Resorts, Inc.	19,390	2,470,480

Retail - Arts & Crafts — 1.4%
Michaels Cos., Inc.†	75,520	1,759,616

56

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

Retail - Auto Parts — 3.0%
O’Reilly Automotive, Inc.†	14,830	$3,860,546

Retail - Automobile — 1.0%
Lithia Motors, Inc., Class A	14,520	1,346,294

Retail - Discount — 1.2%
Dollar General Corp.	21,190	1,573,358

Retail - Gardening Products — 1.3%
Tractor Supply Co.	19,350	1,636,429

Retail - Perfume & Cosmetics — 1.3%
Ulta Salon Cosmetics & Fragrance, Inc.†	9,970	1,646,944

Retail - Restaurants — 1.4%
Dave & Buster’s Entertainment, Inc.†	48,055	1,773,710

Semiconductor Components - Integrated Circuits — 0.7%
NXP Semiconductors NV†	12,330	878,389

Telephone - Integrated — 2.1%
Zayo Group Holdings, Inc.†	112,250	2,658,080

Theaters — 1.1%
Cinemark Holdings, Inc.	44,420	1,470,302

Transport - Truck — 1.0%
Old Dominion Freight Line, Inc.†	20,080	1,296,365

Veterinary Diagnostics — 1.7%
VCA, Inc.†	43,120	2,200,414

Total Long-Term Investment Securities
(cost $127,424,588)		126,444,129

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Registered Investment Companies — 1.5%
State Street Navigator Securities Lending Prime Portfolio 0.49%(1)(2) (cost $1,901,933)	1,901,933	$1,901,933

REPURCHASE AGREEMENTS — 1.6%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/29/2016, to be repurchased 03/01/2016 in the amount of $2,124,001 collateralized by $1,975,000 of United States Treasury Notes, bearing interest at 3.13% due 05/15/2021 and having an approximate value of $2,170,414 (cost $2,124,000)	$2,124,000	2,124,000

TOTAL INVESTMENTS
(cost $131,450,521)(3)	101.1%	130,470,062
Liabilities in excess of other assets	(1.1)	(1,414,624)

NET ASSETS	100.0%	$129,055,438

†	Non-income producing security
#	The security or a portion thereof is out on loan; see Note 2.
(1)	At February 29, 2016, the Fund had loaned securities with a total value of $1,865,649. This was secured by collateral of $1,901,933, which was received in cash and subsequently invested in short-term investments currently valued at $1,901,933 as reported in the Portfolio of Investments.
(2)	The rate shown is the 7-day yield as of February 29, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$126,444,129	$—	$—	$126,444,129
Short-Term Investment Securities	1,901,933	—	—	1,901,933
Repurchase Agreements	—	2,124,000	—	2,124,000

Total Investments at Value	$128,346,062	$2,124,000	$—	$130,470,062

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

57

VALIC Company II Mid Cap Value Fund

PORTFOLIO PROFILE — February 29, 2016 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	10.8%
Electric — Integrated	6.3
Registered Investment Companies	5.9
Oil Companies — Exploration & Production	4.9
Electronic Components — Semiconductors	3.7
Banks — Commercial	3.5
Banks — Super Regional	2.6
Insurance — Reinsurance	2.3
Aerospace/Defense — Equipment	2.3
Commercial Services — Finance	2.2
Electronic Parts Distribution	2.1
Containers — Paper/Plastic	2.1
Insurance — Life/Health	2.1
Insurance — Multi-line	2.0
Power Converter/Supply Equipment	1.9
Building — Residential/Commercial	1.8
Insurance Brokers	1.7
Insurance — Property/Casualty	1.7
Finance — Investment Banker/Broker	1.6
Chemicals — Specialty	1.6
Human Resources	1.4
Auto/Truck Parts & Equipment — Original	1.3
Advertising Agencies	1.2
Home Decoration Products	1.2
Gas — Distribution	1.2
Entertainment Software	1.1
Medical — Drugs	1.1
Medical Instruments	1.1
Multimedia	1.1
Repurchase Agreements	1.0
Medical Labs & Testing Services	1.0
Diversified Manufacturing Operations	1.0
Food — Misc./Diversified	0.9
Medical Products	0.9
Cruise Lines	0.9
Shipbuilding	0.9
Computer Services	0.9
Electronic Components — Misc.	0.8
Building & Construction Products — Misc.	0.8
Chemicals — Diversified	0.8
Retail — Apparel/Shoe	0.8
Finance — Credit Card	0.8
E-Commerce/Services	0.8
Building Products — Wood	0.8
Medical — Wholesale Drug Distribution	0.8
Applications Software	0.8
Decision Support Software	0.7
Savings & Loans/Thrifts	0.7
Oil Refining & Marketing	0.7
Consulting Services	0.7
Data Processing/Management	0.6
Transport — Rail	0.6
Tools — Hand Held	0.6
Physicians Practice Management	0.5
Coatings/Paint	0.5
Apparel Manufacturers	0.5
Distribution/Wholesale	0.5
Beverages — Wine/Spirits	0.5
Computers — Memory Devices	0.5
Athletic Equipment	0.5
Building Products — Doors & Windows	0.5
Recreational Vehicles	0.4
Rubber — Tires	0.4
Containers — Metal/Glass	0.4
Instruments — Controls	0.4
Office Supplies & Forms	0.4
Finance — Consumer Loans	0.4
Agricultural Chemicals	0.4
Beverages — Non-alcoholic	0.3

Electronic Connectors	0.3
Telecommunication Equipment	0.3
Dialysis Centers	0.3
Aerospace/Defense	0.3
Cellular Telecom	0.3
Finance — Auto Loans	0.3
Retail — Consumer Electronics	0.3
Engineering/R&D Services	0.2
Banks — Fiduciary	0.2
Steel — Producers	0.2
Retirement/Aged Care	0.2
Retail — Restaurants	0.2
Motorcycle/Motor Scooter	0.2
Television	0.2
E-Commerce/Products	0.2
Metal Processors & Fabrication	0.2
Chemicals — Plastics	0.2
Airlines	0.2
Consumer Products — Misc.	0.1
Oil — Field Services	0.1

104.7%

*	Calculated as a percentage of net assets

58

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.8%
Advertising Agencies — 1.2%
Interpublic Group of Cos., Inc.	242,673	$5,190,775
Omnicom Group, Inc.	66,454	5,170,786

		10,361,561

Aerospace/Defense — 0.3%
Raytheon Co.	17,967	2,225,213

Aerospace/Defense - Equipment — 2.3%
Curtiss-Wright Corp.	54,049	3,815,319
Harris Corp.	126,321	9,855,564
Moog, Inc., Class A†	107,789	4,654,329
Orbital ATK, Inc.	11,305	946,907

		19,272,119

Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	40,352	1,471,234
Mosaic Co.	70,493	1,878,638

		3,349,872

Airlines — 0.2%
Delta Air Lines, Inc.	29,060	1,401,854

Apparel Manufacturers — 0.5%
Global Brands Group Holding, Ltd.†(2)	36,485,515	4,322,131

Applications Software — 0.8%
Verint Systems, Inc.†	178,242	6,332,938

Athletic Equipment — 0.5%
Performance Sports Group Ltd†	544,700	4,139,720

Auto/Truck Parts & Equipment - Original — 1.3%
Lear Corp.	49,535	5,020,372
Tenneco, Inc.†	87,508	3,983,364
WABCO Holdings, Inc.†	19,972	1,883,360

		10,887,096

Banks - Commercial — 3.5%
BankUnited, Inc.	191,788	6,160,230
BB&T Corp.	165,656	5,327,497
CIT Group, Inc.	59,521	1,774,321
East West Bancorp, Inc.	92,575	2,774,473
IBERIABANK Corp.	52,363	2,496,668
South State Corp.	51,722	3,230,039
Zions Bancorporation	347,931	7,417,889

		29,181,117

Banks - Fiduciary — 0.2%
State Street Corp.	36,314	1,989,281

Banks - Super Regional — 2.6%
Comerica, Inc.	205,166	6,930,507
Fifth Third Bancorp	378,807	5,780,595
Huntington Bancshares, Inc.	561,762	4,915,418
SunTrust Banks, Inc.	140,041	4,646,560

		22,273,080

Beverages - Non-alcoholic — 0.3%
Coca-Cola Enterprises, Inc.	56,614	2,746,345

Beverages - Wine/Spirits — 0.5%
Constellation Brands, Inc., Class A	29,433	4,162,709

Broadcast Services/Program — 0.0%
Starz, Class A†	12,336	310,744

Building & Construction Products-Misc. — 0.8%
Louisiana-Pacific Corp.†	442,783	7,035,822

Security Description	Shares	Value (Note 2)

Building Products - Doors & Windows — 0.5%
Sanwa Holdings Corp(2)	622,315	$3,960,526

Building Products - Wood — 0.8%
Masco Corp.	230,948	6,512,734

Building - Residential/Commercial — 1.8%
D.R. Horton, Inc.	124,916	3,337,755
Lennar Corp., Class A#	160,624	6,736,571
PulteGroup, Inc.	199,398	3,427,652
Toll Brothers, Inc.†	52,472	1,440,356

		14,942,334

Cellular Telecom — 0.3%
Millicom International Cellular SA SDR (2)	44,467	2,128,509

Chemicals - Diversified — 0.8%
Celanese Corp., Series A	79,598	4,802,944
PPG Industries, Inc.	21,138	2,040,451

		6,843,395

Chemicals - Plastics — 0.2%
PolyOne Corp.	56,778	1,527,896

Chemicals - Specialty — 1.6%
Cabot Corp.	130,459	5,809,339
Methanex Corp.#	251,909	7,977,958

		13,787,297

Coatings/Paint — 0.5%
Valspar Corp.	57,245	4,478,849

Commercial Services - Finance — 2.2%
Equifax, Inc.	69,969	7,338,349
Global Payments, Inc.	18,489	1,126,905
Moody’s Corp.	27,548	2,446,262
SEI Investments Co.	92,037	3,513,052
Total System Services, Inc.	85,787	3,738,597

		18,163,165

Computer Services — 0.9%
Amdocs, Ltd.	126,665	7,189,505

Computers - Memory Devices — 0.5%
Seagate Technology PLC#	44,980	1,410,573
Western Digital Corp.	63,047	2,744,436

		4,155,009

Consulting Services — 0.7%
Booz Allen Hamilton Holding Corp.	200,542	5,534,959

Consumer Products - Misc. — 0.1%
Samsonite International SA(2)	398,490	1,165,044

Containers - Metal/Glass — 0.4%
Crown Holdings, Inc.†	74,879	3,508,081

Containers - Paper/Plastic — 2.1%
Bemis Co., Inc.	102,088	5,009,458
Berry Plastics Group, Inc.†	53,246	1,657,548
Graphic Packaging Holding Co.	595,722	7,345,252
KapStone Paper and Packaging Corp.	115,624	1,183,990
Packaging Corp. of America	56,188	2,725,118

		17,921,366

Cruise Lines — 0.9%
Norwegian Cruise Line Holdings, Ltd.†	156,430	7,685,406

Data Processing/Management — 0.6%
Fidelity National Information Services, Inc.	88,981	5,183,143

59

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Decision Support Software — 0.7%
MSCI, Inc.	84,652	$5,969,659

Dialysis Centers — 0.3%
DaVita HealthCare Partners, Inc.†	35,005	2,309,280

Distribution/Wholesale — 0.5%
Rexel SA(2)	50,452	613,756
WESCO International, Inc.†#	83,208	3,665,312

		4,279,068

Diversified Manufacturing Operations — 1.0%
Ingersoll-Rand PLC	72,536	4,030,100
Parker-Hannifin Corp.	17,619	1,783,043
Textron, Inc.	70,658	2,412,971

		8,226,114

E-Commerce/Products — 0.2%
eBay, Inc.†	68,820	1,637,916

E-Commerce/Services — 0.8%
Expedia, Inc.	40,534	4,219,995
IAC/InterActiveCorp	52,324	2,324,232

		6,544,227

Electric - Integrated — 6.3%
Alliant Energy Corp.	142,080	9,654,336
Ameren Corp.	68,229	3,203,351
American Electric Power Co., Inc.	92,724	5,725,707
Edison International	97,899	6,672,796
FirstEnergy Corp.	82,407	2,758,162
Great Plains Energy, Inc.	264,950	7,773,633
PG&E Corp.	93,748	5,318,324
Portland General Electric Co.	171,753	6,535,202
Westar Energy, Inc.	131,982	5,735,938

		53,377,449

Electronic Components - Misc. — 0.8%
Flextronics International, Ltd.†	266,626	2,895,558
Jabil Circuit, Inc.	203,756	4,248,313

		7,143,871

Electronic Components - Semiconductors — 3.7%
Broadcom, Ltd.	27,724	3,714,184
Microsemi Corp.†	343,929	11,910,261
ON Semiconductor Corp.†	105,257	883,106
Qorvo, Inc.†	114,332	5,154,087
Silicon Motion Technology Corp. ADR#	151,038	5,088,470
Synaptics, Inc.†	54,765	4,447,466

		31,197,574

Electronic Connectors — 0.3%
TE Connectivity, Ltd.	46,952	2,672,508

Electronic Parts Distribution — 2.1%
Arrow Electronics, Inc.†	246,443	14,086,682
Avnet, Inc.	96,962	3,989,986

		18,076,668

Engineering/R&D Services — 0.2%
Fluor Corp.	45,247	2,083,172

Entertainment Software — 1.1%
Activision Blizzard, Inc.	224,806	7,119,606
NetEase, Inc. ADR	19,024	2,560,821

		9,680,427

Finance - Auto Loans — 0.3%
Ally Financial, Inc.†	119,088	2,093,567

Security Description	Shares	Value (Note 2)

Finance - Consumer Loans — 0.4%
Navient Corp.	192,479	$2,084,547
SLM Corp.†	227,002	1,325,692

		3,410,239

Finance - Credit Card — 0.8%
Alliance Data Systems Corp.†	12,001	2,521,770
Discover Financial Services	88,715	4,118,151

		6,639,921

Finance - Investment Banker/Broker — 1.6%
Charles Schwab Corp.	79,942	2,002,547
Raymond James Financial, Inc.	142,345	6,240,405
TD Ameritrade Holding Corp.	194,211	5,550,550

		13,793,502

Finance - Other Services — 0.0%
Solar Cayman, Ltd.†*(5)(6)	120,200	25,963

Food - Misc./Diversified — 0.9%
Ingredion, Inc.	78,151	7,910,444

Gas - Distribution — 1.2%
UGI Corp.	268,673	9,930,154

Home Decoration Products — 1.2%
Newell Rubbermaid, Inc.#	263,274	10,007,045

Human Resources — 1.4%
ManpowerGroup, Inc.	68,560	5,309,286
Robert Half International, Inc.	166,456	6,556,702

		11,865,988

Instruments - Controls — 0.4%
Sensata Technologies Holding NV†	102,220	3,486,724

Insurance Brokers — 1.7%
Aon PLC	78,639	7,493,510
Marsh & McLennan Cos., Inc.	91,736	5,233,539
Willis Towers Watson PLC	15,661	1,774,705

		14,501,754

Insurance - Life/Health — 2.1%
CNO Financial Group, Inc.	202,312	3,526,298
Torchmark Corp.	48,340	2,475,975
Unum Group	417,640	11,915,269

		17,917,542

Insurance - Multi-line — 2.0%
Allstate Corp.	69,906	4,436,235
Loews Corp.	77,926	2,832,610
XL Group PLC	277,948	9,555,852

		16,824,697

Insurance - Property/Casualty — 1.7%
Alleghany Corp.†	10,856	5,036,967
Hanover Insurance Group, Inc.	73,947	6,133,904
WR Berkley Corp.	57,276	2,949,714

		14,120,585

Insurance - Reinsurance — 2.3%
Argo Group International Holdings, Ltd.	103,524	5,769,392
Reinsurance Group of America, Inc.	151,979	13,693,308

		19,462,700

Medical Instruments — 1.1%
Boston Scientific Corp.†	220,431	3,742,918
Bruker Corp.	97,177	2,524,659

60

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Instruments (continued)
St. Jude Medical, Inc.	56,010	$3,007,177

		9,274,754

Medical Labs & Testing Services — 1.0%
ICON PLC†	74,107	5,273,454
Laboratory Corp. of America Holdings†	27,998	3,075,301

		8,348,755

Medical Products — 0.9%
Becton Dickinson and Co.	23,565	3,474,659
Zimmer Biomet Holdings, Inc.	44,939	4,350,545

		7,825,204

Medical - Drugs — 1.1%
Almirall SA(2)	182,940	3,086,838
Ono Pharmaceutical Co., Ltd.(2)	35,560	6,560,126

		9,646,964

Medical - Wholesale Drug Distribution — 0.8%
Cardinal Health, Inc.	79,201	6,470,722

Metal Processors & Fabrication — 0.2%
Timken Co.	54,659	1,630,478

Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.#	40,248	1,737,506

Multimedia — 1.1%
Markit Ltd†	154,647	4,302,279
Quebecor, Inc., Class B#	184,185	4,689,707

		8,991,986

Office Supplies & Forms — 0.4%
Avery Dennison Corp.	53,434	3,479,622

Oil Companies - Exploration & Production — 4.9%
Anadarko Petroleum Corp.	20,882	792,472
Cimarex Energy Co.	39,561	3,324,311
Cobalt International Energy, Inc.†	449,565	1,195,843
Diamondback Energy, Inc.†	191,068	13,613,595
Energen Corp.	197,799	5,237,717
EQT Corp.	44,239	2,465,882
Kosmos Energy, Ltd.†	100,887	492,328
Newfield Exploration Co.†	204,238	5,561,401
Parsley Energy, Inc., Class A†	171,507	3,152,299
QEP Resources, Inc.	368,146	3,593,105
RSP Permian, Inc.†	80,629	1,927,839

		41,356,792

Oil Refining & Marketing — 0.7%
HollyFrontier Corp.	32,923	1,113,456
Marathon Petroleum Corp.	95,860	3,283,205
Western Refining, Inc.	55,522	1,480,772

		5,877,433

Oil - Field Services — 0.1%
Bristow Group, Inc.#	53,631	815,728
Trican Well Service, Ltd.†#	292,775	287,798

		1,103,526

Physicians Practice Management — 0.5%
Envision Healthcare Holdings, Inc.†	208,352	4,581,661

Power Converter/Supply Equipment — 1.9%
Generac Holdings, Inc.†#	149,697	5,200,474
Hubbell, Inc.	106,504	10,582,237

		15,782,711

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts — 10.8%
American Assets Trust, Inc.	201,259	$7,464,696
American Homes 4 Rent, Class A	133,270	1,865,780
Blackstone Mortgage Trust, Inc., Class A	104,459	2,584,316
Boston Properties, Inc.	48,067	5,486,367
Douglas Emmett, Inc.	109,698	2,944,294
Equity LifeStyle Properties, Inc.	131,005	9,191,311
Equity Residential	91,921	6,847,195
Essex Property Trust, Inc.	13,326	2,788,865
Extra Space Storage, Inc.	75,088	6,168,479
Forest City Realty Trust, Inc.	273,377	5,098,481
General Growth Properties, Inc.	61,505	1,692,618
Kilroy Realty Corp.	26,362	1,430,666
Kimco Realty Corp.	185,810	4,970,418
LaSalle Hotel Properties	171,316	4,171,545
Macerich Co.	41,638	3,292,733
PS Business Parks, Inc.	66,649	6,119,045
Regency Centers Corp.	91,560	6,462,305
SL Green Realty Corp.	62,663	5,525,623
Sovran Self Storage, Inc.	25,587	2,723,480
STORE Capital Corp.	175,703	4,243,227

		91,071,444

Recreational Vehicles — 0.4%
Brunswick Corp.	86,367	3,674,052

Retail - Apparel/Shoe — 0.8%
DSW, Inc., Class A	255,938	6,705,576

Retail - Consumer Electronics — 0.3%
Best Buy Co., Inc.	64,396	2,085,787

Retail - Restaurants — 0.2%
Bloomin’ Brands, Inc.	108,900	1,882,881

Retirement/Aged Care — 0.2%
Brookdale Senior Living, Inc.†	131,336	1,887,298

Rubber - Tires — 0.4%
Goodyear Tire & Rubber Co.	117,135	3,528,106

Savings & Loans/Thrifts — 0.7%
EverBank Financial Corp.	194,635	2,534,148
Provident Financial Services, Inc.	181,413	3,372,467

		5,906,615

Shipbuilding — 0.9%
Huntington Ingalls Industries, Inc.	56,441	7,397,158

Steel - Producers — 0.2%
Steel Dynamics, Inc.	105,190	1,913,406

Telecommunication Equipment — 0.3%
ARRIS International PLC†	100,083	2,390,983

Television — 0.2%
CBS Corp., Class B	35,026	1,694,558

Tools - Hand Held — 0.6%
Stanley Black & Decker, Inc.	51,188	4,812,184

Transport - Rail — 0.6%
Genesee & Wyoming, Inc., Class A†	89,199	5,059,366

Total Long-Term Investment Securities
(cost $827,077,425)		825,985,106

SHORT-TERM INVESTMENT SECURITIES — 5.9%
Registered Investment Companies — 5.9%
SSgA Money Market Fund, Class N 0.16%(4)	11,131,322	11,131,322
State Street Navigator Securities Lending Prime Portfolio 0.49%(1)(4)	38,304,307	38,304,307

Total Short-Term Investment Securities
(cost $49,435,629)		49,435,629

61

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 1.0%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/29/2016, to be repurchased 03/01/2016 in the amount of $8,881,002 collateralized by $8,780,000 of United States Treasury Notes, bearing interest at 2.13% due 01/31/2021 and having an approximate value of $9,148,804 (cost $8,881,000)	$8,881,000	$8,881,000

TOTAL INVESTMENTS
(cost $885,394,054)(3)	104.7%	884,301,735
Liabilities in excess of other assets	(4.7)	(39,830,459)

NET ASSETS	100.0%	$844,471,276

†	Non-income producing security
#	The security or a portion thereof is out on loan; See Note 2.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2016, the aggregate value of these securities was $25,963 representing 0.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	At February 29, 2016, the Fund had loaned securities with a total value of $38,467,788. This was secured by collateral of $38,304,307, which was received in cash and subsequently invested in short-term investments currently valued at $38,304,307 as reported in the Portfolio of Investments. Additional collateral of $1,188,019 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, is not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
United States Treasury Bills	0.00%	06/23/2016 to 10/13/2016	$167,698
United States Treasury Notes/Bonds	zero coupon to 5.50%	05/15/2016 to 02/15/2045	1,020,321

(2)	Security was valued using fair value procedures at February 29, 2016. The aggregate value of these securities was $21,836,930 representing 2.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	The rate shown is a 7-day yield as of February 29, 2016.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(6)	Illiquid security. At February 29, 2016, the aggregate value of these securities was $25,963 representing 0.0% of net assets.

ADR—American Depositary Receipt

SDR—Swedish Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Finance - Other Services	$—	$—		$25,963	$25,963
Other Industries	804,122,213	21,836,930	**	—	825,959,143
Short-Term Investment Securities	49,435,629	—		—	49,435,629
Repurchase Agreements	—	8,881,000		—	8,881,000

Total Investments at Value	$853,557,842	$30,717,930		$25,963	$884,301,735

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 2.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

62

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO PROFILE — February 29, 2016 (unaudited)

Industry Allocation*

Domestic Fixed Income Investment Companies	39.4%
Domestic Equity Investment Companies	32.9
International Equity Investment Companies	19.7
Real Estate Investment Companies	8.0

100.0%

*	Calculated as a percentage of net assets

63

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 32.9%
VALIC Co. I Blue Chip Growth Fund	1,516,405	$21,745,241
VALIC Co. I Dividend Value Fund	1,116,016	11,885,570
VALIC Co. I Mid Cap Index Fund	1,261,238	27,936,412
VALIC Co. I Mid Cap Strategic Growth Fund	643,833	7,223,809
VALIC Co. I Nasdaq-100 Index Fund	1,204,733	11,083,546
VALIC Co. I Science & Technology Fund	455,745	8,777,642
VALIC Co. I Small Cap Index Fund	2,211,575	35,340,975
VALIC Co. I Small Cap Special Values Fund	1,060,573	11,390,554
VALIC Co. I Stock Index Fund	439,845	13,366,894
VALIC Co. I Value Fund	176,120	2,356,484
VALIC Co. II Capital Appreciation Fund	1,109,547	17,586,328
VALIC Co. II Large Cap Value Fund	580,904	9,399,030
VALIC Co. II Mid Cap Growth Fund	1,065,480	8,257,473
VALIC Co. II Mid Cap Value Fund	1,928,492	39,206,245
VALIC Co. II Small Cap Growth Fund	552,968	6,956,331
VALIC Co. II Small Cap Value Fund	1,550,108	20,058,398

Total Domestic Equity Investment Companies
(cost $258,803,049)		252,570,932

Domestic Fixed Income Investment Companies — 39.4%
VALIC Co. I Capital Conservation Fund	2,751,847	27,023,139
VALIC Co. I Government Securities Fund	1,411,457	15,271,967
VALIC Co. I Inflation Protected Fund	462,701	4,881,500
VALIC Co. II Core Bond Fund	9,664,565	106,503,506
VALIC Co. II High Yield Bond Fund	9,030,843	64,118,986
VALIC Co. II Strategic Bond Fund	7,856,791	84,774,779

Total Domestic Fixed Income Investment Companies
(cost $312,473,111)		302,573,877

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 19.7%
VALIC Co. I Foreign Value Fund	3,384,595	$26,839,840
VALIC Co. I International Equities Index Fund	12,585,674	71,738,341
VALIC Co. I International Growth Fund	3,332,693	35,859,781
VALIC Co. II International Opportunities Fund	1,188,082	17,132,137

Total International Equity Investment Companies
(cost $182,023,504)		151,570,099

International Fixed Income Investment Companies — 0.0%
VALIC Co. I International Government Bond Fund
(cost $6,081)	539	5,984

Real Estate Investment Companies — 8.0%
VALIC Co. I Global Real Estate Fund
(cost $69,533,860)	8,411,161	61,485,584

TOTAL INVESTMENTS
(cost $822,839,605)(2)	100.0%	768,206,476
Liabilities in excess of other assets	0.0	(53,778)

NET ASSETS	100.0%	$768,152,698

#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of Feburary 29, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$768,206,476	$—	$—	$768,206,476

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

64

VALIC Company II Money Market II Fund

PORTFOLIO PROFILE — February 29, 2016 (unaudited)

Industry Allocation†

U.S. Government Agencies	70.4%
U.S. Government Treasuries	23.1
Foreign Bank	6.0
Commercial Banks-Canadian	2.2
Money Center Banks	1.5
Repurchase Agreements	1.4

104.6%

Credit Quality@#

A-1 .	98.5%
A-2 .	1.5

100.0%

†	Calculated as a percentage of net assets.
@	Source: Standard & Poor’s
#	Calculated as a percentage of total debt issues.

Weighted Average days to Maturity — 34.7 days

65

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 103.2%
Certificates of Deposit — 4.0%
Royal Bank of Canada NY FRS 0.77% due 06/03/2016	$3,800,000	$3,800,000
Svenska Handelsbanken NY 0.45% due 03/24/2016	3,250,000	3,250,021

Total Certificates of Deposit (amortized cost $7,050,021)		7,050,021

Commercial Paper — 4.2%
BNP Paribas SA NY 0.37% due 03/02/2016	3,500,000	3,499,964
Credit Agricole Corporate and Investment Bank NY 0.50% due 03/01/2016	3,800,000	3,800,000

Total Commercial Paper (amortized cost $7,299,964)		7,299,964

Corporate Notes — 1.5%
JPMorgan Chase Bank NA FRS 0.61% due 06/07/2016 (amortized cost $2,700,000)	2,700,000	2,700,000

U.S. Government Agencies — 70.4%
Federal Farm Credit Bank
0.32% due 08/03/2016	2,000,000	1,997,244
0.41% due 05/06/2016 FRS	350,000	349,941
0.41% due 05/20/2016 FRS	3,500,000	3,500,160
0.42% due 11/06/2016 FRS	3,300,000	3,299,772
0.42% due 12/19/2016 FRS	250,000	249,992
0.44% due 09/19/2016 FRS	3,100,000	3,098,618
0.44% due 10/19/2016 FRS	3,250,000	3,249,910
0.45% due 05/20/2016 FRS	3,000,000	3,000,205
0.46% due 01/03/2017 FRS	650,000	649,783
0.47% due 02/13/2017 FRS	1,550,000	1,549,345
0.51% due 02/16/2017 FRS	3,150,000	3,150,309
0.53% due 07/27/2016 FRS	4,300,000	4,300,176
0.53% due 09/19/2016 FRS	2,900,000	2,900,168
0.53% due 10/20/2016 FRS	3,000,000	2,999,809
Federal Home Loan Bank
0.17% due 03/02/2016	3,000,000	2,999,986
0.30% due 03/02/2016	750,000	749,994
0.17% due 03/10/2016	3,500,000	3,499,851
0.19% due 03/24/2016	2,000,000	1,999,764
0.27% due 03/24/2016	3,300,000	3,299,431
0.28% due 03/07/2016	1,000,000	999,953
0.29% due 03/14/2016	1,900,000	1,899,801
0.30% due 03/04/2016	2,000,000	1,999,950
0.31% due 03/15/2016	1,250,000	1,249,849
0.31% due 03/16/2016	2,900,000	2,899,632
0.31% due 03/17/2016	3,100,000	3,099,573
0.32% due 03/09/2016	3,000,000	2,999,790
0.35% due 06/09/2016	1,350,000	1,348,688
0.37% due 04/20/2016	3,000,000	2,998,458
0.37% due 05/24/2016	4,250,000	4,246,380
0.38% due 07/22/2016 FRS	3,000,000	3,000,028
0.39% due 08/19/2016 FRS	3,000,000	3,000,069
0.40% due 09/02/2016 FRS	3,000,000	3,000,015
0.41% due 06/22/2016 FRS	3,500,000	3,500,000
0.42% due 06/24/2016 FRS	3,000,000	3,000,186
0.43% due 03/28/2016	1,500,000	1,499,516
0.43% due 06/02/2016 FRS	2,750,000	2,749,855
0.44% due 03/29/2016	1,500,000	1,499,487
0.46% due 08/26/2016 FRS	3,000,000	3,000,000
0.46% due 09/26/2016 FRS	3,000,000	2,999,915
0.47% due 09/19/2016 FRS	1,500,000	1,499,953
0.48% due 10/26/2016 FRS	3,250,000	3,249,910
0.50% due 06/30/2016	3,000,000	3,000,000
0.55% due 08/30/2016	2,000,000	1,994,439

Security Description	Principal Amount	Value (Note 2)

U.S. Government Agencies (continued)
Federal Home Loan Mtg. Corp.
0.40% due 05/27/2016	$1,000,000	$1,000,013
0.43% due 01/13/2017 FRS	650,000	649,636
0.46% due 08/04/2016	2,350,000	2,345,316
Federal National Mtg. Assoc.
0.29% due 03/09/2016	1,600,000	1,599,897
0.40% due 07/19/2016	2,750,000	2,745,722
0.45% due 07/25/2016 FRS	600,000	600,002
0.45% due 08/12/2016 FRS	2,250,000	2,250,092
0.45% due 08/15/2016 FRS	1,500,000	1,500,000
0.45% due 08/16/2016 FRS	1,320,000	1,320,000
0.50% due 03/30/2016	800,000	800,055
0.63% due 08/26/2016	400,000	400,563

Total U.S. Government Agencies (amortized cost $122,791,201)		122,791,201

U.S. Government Treasuries — 23.1%
United States Treasury Bills
0.07% due 04/14/2016	3,000,000	2,999,743
0.08% due 04/14/2016	3,000,000	2,999,725
0.23% due 03/03/2016	3,000,000	2,999,963
0.25% due 03/03/2016	2,000,000	1,999,973
0.26% due 03/03/2016	9,000,000	8,999,872
0.26% due 03/17/2016	4,350,000	4,349,497
0.27% due 03/10/2016	1,000,000	999,932
0.28% due 05/12/2016	1,000,000	999,450
0.31% due 05/19/2016	4,350,000	4,347,089
0.32% due 06/02/2016	6,400,000	6,394,904
United States Treasury Notes
3.00% due 09/30/2016	3,050,000	3,093,570

Total U.S. Government Treasuries (amortized cost $40,183,718)		40,183,718

Total Short-Term Investment Securities (amortized cost $180,024,904)		180,024,904

REPURCHASE AGREEMENTS — 1.4%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $2,493,000)	2,493,000	2,493,000

TOTAL INVESTMENTS — (amortized cost $182,517,904)(2)	104.6%	182,517,904
Liabilities in excess of other assets	(4.6)	(8,057,206)

NET ASSETS	100.0%	$174,460,698

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at February 29, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

66

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$180,024,904	$—	$180,024,904
Repurchase Agreements	—	2,493,000		2,493,000

Total Investments at Value	$—	$182,517,904	$—	$182,517,904

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to the Financial Statements

67

VALIC Company II Small Cap Growth Fund

PORTFOLIO PROFILE — February 29, 2016 (unaudited)

Industry Allocation*

Registered Investment Companies	18.7%
Enterprise Software/Service	6.3
Medical — Biomedical/Gene	5.8
Electronic Components — Semiconductors	3.9
Building & Construction Products — Misc.	3.7
Medical — Drugs	3.4
Retail — Automobile	3.1
Distribution/Wholesale	3.0
Applications Software	2.9
Banks — Commercial	2.6
Retail — Apparel/Shoe	2.4
Medical Products	2.2
Time Deposits	2.2
Computer Software	1.9
Resorts/Theme Parks	1.7
Transport — Truck	1.6
Medical — HMO	1.5
Building Products — Air & Heating	1.5
Casino Hotels	1.4
Lighting Products & Systems	1.4
Medical — Hospitals	1.4
Educational Software	1.4
Diversified Manufacturing Operations	1.4
Real Estate Investment Trusts	1.4
Investment Management/Advisor Services	1.4
Aerospace/Defense — Equipment	1.3
MRI/Medical Diagnostic Imaging	1.3
Therapeutics	1.3
Web Hosting/Design	1.3
Semiconductor Components — Integrated Circuits	1.3
Commercial Services	1.2
Telecom Equipment — Fiber Optics	1.2
Advanced Materials	1.1
Machinery — Pumps	1.1
E-Commerce/Products	1.1
Networking Products	1.1
Building Products — Cement	1.1
Food — Retail	1.1
Medical Imaging Systems	1.0
Machinery — General Industrial	1.0
Retail — Discount	1.0
Drug Delivery Systems	1.0
Real Estate Management/Services	1.0
Miscellaneous Manufacturing	1.0
Semiconductor Equipment	1.0
Internet Application Software	0.9
Internet Telephone	0.9
Building Products — Doors & Windows	0.9
Finance — Investment Banker/Broker	0.9
E-Commerce/Services	0.9
Retail — Convenience Store	0.8
E-Services/Consulting	0.8
Computer Services	0.7
Auto Repair Centers	0.7
Patient Monitoring Equipment	0.7
Food — Misc./Diversified	0.7
Insurance — Property/Casualty	0.6
Apparel Manufacturers	0.6
Investment Companies	0.6
Building — Residential/Commercial	0.6
Diagnostic Equipment	0.5
Footwear & Related Apparel	0.5
E-Marketing/Info	0.5
Retail — Pet Food & Supplies	0.5
Savings & Loans/Thrifts	0.5
Retail — Vitamins & Nutrition Supplements	0.5
Computer Data Security	0.5
Oil Field Machinery & Equipment	0.4
Computers — Memory Devices	0.4

Oil Companies — Exploration & Production	0.4
Steel Pipe & Tube	0.4
Oil Refining & Marketing	0.4
Healthcare Safety Devices	0.4
Hotels/Motels	0.3
Research & Development	0.2
Energy — Alternate Sources	0.2

118.6%

*	Calculated as a percentage of net assets

68

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.7%
Advanced Materials — 1.1%
Hexcel Corp.	24,512	$1,013,081

Aerospace/Defense - Equipment — 1.3%
HEICO Corp.	20,468	1,177,115

Apparel Manufacturers — 0.6%
G-III Apparel Group, Ltd.†	9,640	508,510

Applications Software — 2.9%
Demandware, Inc.†	22,212	770,534
HubSpot, Inc.†	14,781	615,776
Imperva, Inc.†	19,047	835,592
Tableau Software, Inc., Class A†	7,218	329,502

		2,551,404

Auto Repair Centers — 0.7%
Monro Muffler Brake, Inc.	8,930	610,544

Banks - Commercial — 2.6%
PrivateBancorp, Inc.	28,549	980,944
Signature Bank†	6,377	826,140
Texas Capital Bancshares, Inc.†	16,572	535,773

		2,342,857

Building & Construction Products - Misc. — 3.7%
Caesarstone Sdot-Yam, Ltd.†#	26,174	970,532
Fortune Brands Home & Security, Inc.	19,116	960,005
Trex Co., Inc.†	30,481	1,312,817

		3,243,354

Building Products - Air & Heating — 1.5%
Lennox International, Inc.	10,160	1,312,774

Building Products - Cement — 1.1%
Eagle Materials, Inc.	15,513	937,296

Building Products - Doors & Windows — 0.9%
Masonite International Corp.†	13,981	804,047

Building - Residential/Commercial — 0.6%
TRI Pointe Group, Inc.†	48,014	495,024

Casino Hotels — 1.4%
Boyd Gaming Corp.†	72,964	1,263,737

Commercial Services — 1.2%
CoStar Group, Inc.†	6,085	1,077,410

Computer Data Security — 0.5%
Fortinet, Inc.†	14,278	405,495

Computer Services — 0.7%
Fleetmatics Group PLC†	16,925	611,162

Computer Software — 1.9%
Cornerstone OnDemand, Inc.†	28,346	816,365
Envestnet, Inc.†	43,191	885,847

		1,702,212

Computers - Memory Devices — 0.4%
Nimble Storage, Inc.†#	51,413	372,230

Diagnostic Equipment — 0.5%
GenMark Diagnostics, Inc.†#	96,079	475,591

Distribution/Wholesale — 3.0%
Pool Corp.	19,995	1,604,999
Watsco, Inc.	8,491	1,083,027

		2,688,026

Diversified Manufacturing Operations — 1.4%
Carlisle Cos., Inc.	13,605	1,226,627

Security Description	Shares	Value (Note 2)

Drug Delivery Systems — 1.0%
Nektar Therapeutics†	41,208	$460,293
Revance Therapeutics, Inc.†#	23,949	423,538

		883,831

E-Commerce/Products — 1.1%
Wayfair, Inc., Class A†#	24,686	962,013

E-Commerce/Services — 0.9%
GrubHub, Inc.†#	32,984	776,443

E-Marketing/Info — 0.5%
Marketo, Inc.†	26,386	445,132

E-Services/Consulting — 0.8%
Shopify, Inc.†#	33,000	738,540

Educational Software — 1.4%
2U, Inc.†#	44,918	1,003,918
Instructure, Inc.†#	16,474	235,578

		1,239,496

Electronic Components - Semiconductors — 3.9%
Cavium, Inc.†	21,373	1,271,480
Inphi Corp.†	38,311	969,268
Monolithic Power Systems, Inc.	20,646	1,219,353

		3,460,101

Energy - Alternate Sources — 0.2%
SolarCity Corp.†#	9,500	175,085

Enterprise Software/Service — 6.3%
Atlassian Corp PLC, Class A†	22,690	539,341
Benefitfocus, Inc.†#	19,393	608,746
Evolent Health, Inc.†	60,094	603,945
Guidewire Software, Inc.†	23,414	1,152,671
Proofpoint, Inc.†#	20,083	940,688
Tyler Technologies, Inc.†	2,890	347,725
Veeva Systems, Inc., Class A†#	55,186	1,340,468

		5,533,584

Finance - Investment Banker/Broker — 0.9%
Evercore Partners, Inc., Class A	17,102	798,150

Food - Misc./Diversified — 0.7%
Diamond Foods, Inc.†	15,634	591,751

Food - Retail — 1.1%
Sprouts Farmers Market, Inc.†	32,740	932,435

Footwear & Related Apparel — 0.5%
Wolverine World Wide, Inc.	24,899	471,338

Healthcare Safety Devices — 0.4%
Unilife Corp.†#	378,667	318,648

Hotels/Motels — 0.3%
La Quinta Holdings, Inc.†	23,742	257,838

Insurance - Property/Casualty — 0.6%
AmTrust Financial Services, Inc.	23,276	569,098

Internet Application Software — 0.9%
Zendesk, Inc.†#	45,622	834,883

Internet Telephone — 0.9%
RingCentral, Inc.†	44,909	830,817

Investment Companies — 0.6%
PennantPark Investment Corp.#	86,249	498,519

Investment Management/Advisor Services — 1.4%
Financial Engines, Inc.#	35,933	876,765
WisdomTree Investments, Inc.#	27,570	326,705

		1,203,470

69

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Lighting Products & Systems — 1.4%
Acuity Brands, Inc.	5,981	$1,252,601

Machinery - General Industrial — 1.0%
Middleby Corp.†	9,928	919,333

Machinery - Pumps — 1.1%
Graco, Inc.	12,317	964,667

Medical Imaging Systems — 1.0%
Novadaq Technologies, Inc.†#	96,476	927,134

Medical Products — 2.2%
K2M Group Holdings, Inc.†	44,083	521,943
Nevro Corp.†	14,758	850,061
Syneron Medical, Ltd.†	83,097	578,355

		1,950,359

Medical - Biomedical/Gene — 5.8%
Acceleron Pharma, Inc.†	17,684	448,113
Bellicum Pharmaceuticals, Inc.†#	40,460	364,949
Coherus Biosciences, Inc.†#	38,470	545,889
Exact Sciences Corp.†#	39,443	198,398
Halozyme Therapeutics, Inc.†	75,348	612,579
Insmed, Inc.†	40,460	494,826
Intrexon Corp.†#	11,686	361,682
Kite Pharma, Inc.†	14,713	657,965
REGENXBIO, Inc.†#	15,356	186,268
Sage Therapeutics, Inc.†	13,477	396,224
Spark Therapeutics, Inc.†#	9,518	303,244
Ultragenyx Pharmaceutical, Inc.†	5,863	357,585
Versartis, Inc.†#	26,255	172,495

		5,100,217

Medical - Drugs — 3.4%
ACADIA Pharmaceuticals, Inc.†	24,790	427,875
Anacor Pharmaceuticals, Inc.†	4,001	255,184
FibroGen, Inc.†	20,024	347,016
Horizon Pharma PLC†#	34,768	596,619
Ignyta, Inc.†	43,978	281,019
Sagent Pharmaceuticals, Inc.†	29,954	424,748
TherapeuticsMD, Inc.†#	111,852	683,416

		3,015,877

Medical - HMO — 1.5%
WellCare Health Plans, Inc.†	15,077	1,354,970

Medical - Hospitals — 1.4%
Acadia Healthcare Co., Inc.†	22,445	1,243,677

Miscellaneous Manufacturing — 1.0%
John Bean Technologies Corp.	15,998	841,495

MRI/Medical Diagnostic Imaging — 1.3%
Surgical Care Affiliates, Inc.†	28,754	1,165,400

Networking Products — 1.1%
Infoblox, Inc.†	30,500	472,140
Ruckus Wireless, Inc.†	49,182	476,082

		948,222

Oil Companies - Exploration & Production — 0.4%
Diamondback Energy, Inc.†	4,930	351,263

Oil Field Machinery & Equipment — 0.4%
Forum Energy Technologies, Inc.†	33,759	397,006

Oil Refining & Marketing — 0.4%
Delek US Holdings, Inc.	20,742	328,138

Patient Monitoring Equipment — 0.7%
Insulet Corp.†	19,892	609,491

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts — 1.4%
CubeSmart	21,275	$636,123
Highwoods Properties, Inc.	13,499	587,881

		1,224,004

Real Estate Management/Services — 1.0%
RE/MAX Holdings, Inc., Class A	27,557	883,477

Research & Development — 0.2%
Arrowhead Research Corp.†#	51,695	201,611

Resort/Theme Parks — 1.7%
Vail Resorts, Inc.	11,635	1,482,415

Retail - Apparel/Shoe — 2.4%
Burlington Stores, Inc.†	22,551	1,264,209
Kate Spade & Co.†	25,392	503,269
Tailored Brands, Inc.	25,290	390,478

		2,157,956

Retail - Automobile — 3.1%
Lithia Motors, Inc., Class A	15,855	1,470,075
Penske Automotive Group, Inc.	18,280	689,522
Rush Enterprises, Inc., Class A†	32,806	568,856

		2,728,453

Retail - Convenience Store — 0.8%
Casey’s General Stores, Inc.	7,000	738,990

Retail - Discount — 1.0%
Ollie’s Bargain Outlet Holdings, Inc.†#	45,305	915,161

Retail - Pet Food & Supplies — 0.5%
Freshpet, Inc.†#	66,133	439,784

Retail - Vitamins & Nutrition Supplements — 0.5%
Vitamin Shoppe, Inc.†#	14,958	412,691

Savings & Loans/Thrifts — 0.5%
BofI Holding, Inc.†#	23,352	432,713

Semiconductor Components - Integrated Circuits — 1.3%
M/A-COM Technology Solutions Holdings, Inc.†#	29,268	1,109,257

Semiconductor Equipment — 1.0%
MKS Instruments, Inc.	25,573	841,352

Steel Pipe & Tube — 0.4%
Advanced Drainage Systems, Inc.#	17,761	344,563

Telecom Equipment - Fiber Optics — 1.2%
Ciena Corp.†	49,664	1,018,112

Therapeutics — 1.3%
Axovant Sciences, Ltd.†#	23,080	291,039
Neurocrine Biosciences, Inc.†	10,702	393,619
Portola Pharmaceuticals, Inc.†	16,765	472,270

		1,156,928

Transport - Truck — 1.6%
Old Dominion Freight Line, Inc.†	15,989	1,032,250
XPO Logistics, Inc.†#	17,250	427,110

		1,459,360

Web Hosting/Design — 1.3%
GoDaddy, Inc., Class A†	36,047	1,130,073

Total Long-Term Investment Securities
(cost $94,307,594)		86,386,418

SHORT-TERM INVESTMENT SECURITIES — 20.9%
Registered Investment Companies — 18.7%
State Street Navigator Securities Lending Prime Portfolio 0.49%(1)(2)	16,550,852	16,550,852

70

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Time Deposits — 2.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2016	$1,922,000	$1,922,000

Total Short-Term Investment Securities
(cost $18,472,852)		18,472,852

TOTAL INVESTMENTS
(cost $112,780,446)(3)	118.6%	104,859,270
Liabilities in excess of other assets	(18.6)	(16,458,154)

NET ASSETS	100.0%	$88,401,116

†	Non-income producing security
#	The security or a portion thereof is out on loan; See Note 2.
(1)	At February 29, 2016, the Fund had loaned securities with a total value of $15,841,232. This was secured by collateral of $16,550,852, which was received in cash and subsequently invested in short-term investments currently valued at $16,550,852 as reported in the Portfolio of Investments.
(2)	The rate shown is the 7-day yield as of February 29, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$86,386,418	$—	$—	$86,386,418
Short-Term Investment Securities:
Registered Investment Companies	16,550,852	—	—	16,550,852
Time Deposits	—	1,922,000	—	1,922,000

Total Investments at Value	$102,937,270	$1,922,000	$—	$104,859,270

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

71

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — February 29, 2016 (unaudited)

Industry Allocation*

Banks — Commercial	11.8%
Real Estate Investment Trusts	11.5
Registered Investment Companies	8.2
Repurchase Agreements	5.9
Electric — Integrated	3.0
Oil Companies — Exploration & Production	2.9
Human Resources	2.6
Savings & Loans/Thrifts	2.5
Retail — Apparel/Shoe	2.5
Insurance — Reinsurance	1.7
Commercial Services — Finance	1.7
Machinery — General Industrial	1.6
Gas — Distribution	1.5
Distribution/Wholesale	1.5
Food — Misc./Diversified	1.4
Electronic Components — Misc.	1.4
Insurance — Life/Health	1.4
Auction Houses/Art Dealers	1.2
Computer Services	1.1
Building & Construction Products — Misc.	1.1
Investment Management/Advisor Services	1.1
Finance — Consumer Loans	1.0
Finance — Investment Banker/Broker	1.0
Insurance — Property/Casualty	1.0
Engineering/R&D Services	1.0
Transport — Truck	1.0
Electronic Components — Semiconductors	0.8
Food — Canned	0.8
Medical — Biomedical/Gene	0.8
Finance — Mortgage Loan/Banker	0.7
Transport — Marine	0.7
Rubber — Tires	0.7
Real Estate Operations & Development	0.7
Entertainment Software	0.7
Retail — Home Furnishings	0.7
Web Hosting/Design	0.7
Chemicals — Diversified	0.7
Networking Products	0.7
Retail — Leisure Products	0.7
Medical Instruments	0.6
Medical — Outpatient/Home Medical	0.6
Electronic Parts Distribution	0.6
Computers	0.6
Medical Products	0.6
Environmental Consulting & Engineering	0.6
Energy — Alternate Sources	0.6
Disposable Medical Products	0.6
Oil — Field Services	0.6
Aerospace/Defense — Equipment	0.6
Resorts/Theme Parks	0.6
Tobacco	0.6
Diversified Manufacturing Operations	0.6
Semiconductor Equipment	0.5
Consulting Services	0.5
Oil Field Machinery & Equipment	0.5
Telecom Services	0.5
Computer Software	0.5
Containers — Metal/Glass	0.5
Physical Therapy/Rehabilitation Centers	0.5
Retail — Restaurants	0.5
Paper & Related Products	0.4
MRI/Medical Diagnostic Imaging	0.4
Office Supplies & Forms	0.4
Hotels/Motels	0.4
Consumer Products — Misc.	0.4
Steel — Producers	0.4
Food — Flour & Grain	0.4
Retail — Hair Salons	0.4
Water	0.4

Food — Dairy Products	0.4
Insurance — Multi-line	0.4
Medical — HMO	0.4
Satellite Telecom	0.4
Power Converter/Supply Equipment	0.3
Containers — Paper/Plastic	0.3
Transport — Air Freight	0.3
Telephone — Integrated	0.3
Printing — Commercial	0.3
Diagnostic Kits	0.3
Auto/Truck Parts & Equipment — Replacement	0.3
Gambling (Non-Hotel)	0.3
Retail — Jewelry	0.3
Semiconductor Components — Integrated Circuits	0.3
Food — Wholesale/Distribution	0.3
Data Processing/Management	0.3
Airlines	0.2
Banks — Mortgage	0.2
Wireless Equipment	0.2
Engines — Internal Combustion	0.2
Retail — Regional Department Stores	0.2
Travel Services	0.2
Retail — Pawn Shops	0.2
Transport — Services	0.2
Machinery — Farming	0.2
Lasers — System/Components	0.2
Independent Power Producers	0.2
Home Furnishings	0.2
Machinery — Construction & Mining	0.2
Auto/Truck Parts & Equipment — Original	0.2
Schools	0.2
Building & Construction — Misc.	0.2
Electric — Generation	0.2
Medical — Drugs	0.1
Publishing — Periodicals	0.1
Telecommunication Equipment	0.1
Electric — Distribution	0.1
Athletic Equipment	0.1
Steel Pipe & Tube	0.1
Radio	0.1
Web Portals/ISP	0.1
Chemicals — Fibers	0.1
Auto — Truck Trailers	0.1
Therapeutics	0.1
Security Services	0.1
Computer Aided Design	0.1
Housewares	0.1
Publishing — Books	0.1
Industrial Automated/Robotic	0.1
Internet Application Software	0.1
Wire & Cable Products	0.1
Transport — Equipment & Leasing	0.1
Metal — Iron	0.1
Commercial Services	0.1
Oil & Gas Drilling	0.1
Diagnostic Equipment	0.1
Respiratory Products	0.1
Enterprise Software/Service	0.1
Aerospace/Defense	0.1

108.6%

*	Calculated as a percentage of net assets

72

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.5%
Aerospace/Defense — 0.1%
National Presto Industries, Inc.#	2,800	$227,920

Aerospace/Defense - Equipment — 0.6%
AAR Corp.	89,000	1,894,810
Moog, Inc., Class A†	15,400	664,972

		2,559,782

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	22,900	22,671

Airlines — 0.2%
Alaska Air Group, Inc.	14,900	1,101,110

Athletic Equipment — 0.1%
Nautilus, Inc.†	29,600	499,944

Auction Houses/Art Dealers — 1.2%
KAR Auction Services, Inc.	156,150	5,529,272

Audio/Video Products — 0.0%
VOXX International Corp.†	15,800	63,042

Auto - Truck Trailers — 0.1%
Wabash National Corp.†	33,000	387,090

Auto/Truck Parts & Equipment - Original — 0.2%
Accuride Corp.†	14,600	18,688
Dana Holding Corp.	57,100	710,324

		729,012

Auto/Truck Parts & Equipment - Replacement — 0.3%
Douglas Dynamics, Inc.	63,500	1,242,060

Banks - Commercial — 11.8%
1st Source Corp.	19,320	588,294
American National Bankshares, Inc.	1,100	27,929
BancFirst Corp.	11,440	646,360
BancorpSouth, Inc.	66,800	1,330,656
Bank of Hawaii Corp.#	29,280	1,859,280
Banner Corp.	11,000	436,810
BBCN Bancorp, Inc.	63,220	904,678
Capital Bank Financial Corp., Class A#	41,500	1,222,175
Cascade Bancorp†	14,901	79,869
Cathay General Bancorp	36,860	983,793
Central Pacific Financial Corp.	86,600	1,725,938
Century Bancorp, Inc., Class A	1,518	59,885
Citizens & Northern Corp.	3,400	67,660
City Holding Co.#	25,900	1,141,413
CoBiz Financial, Inc.	17,500	189,875
Columbia Banking System, Inc.	9,773	281,756
Community Bank System, Inc.	24,280	899,088
Community Trust Bancorp, Inc.	21,918	739,075
Customers Bancorp, Inc.†	30,000	679,500
East West Bancorp, Inc.	2,173	65,125
Financial Institutions, Inc.	12,400	328,848
First BanCorp†	228,500	612,380
First Bancorp	5,400	99,846
First Busey Corp.	23,626	447,713
First Citizens BancShares, Inc., Class A	1,540	360,560
First Commonwealth Financial Corp.	217,300	1,866,607
First Community Bancshares, Inc.	8,300	150,230
First Financial Bancorp	19,298	323,627
First Financial Bankshares, Inc.#	13,560	358,120
First Interstate BancSystem, Inc.	15,800	423,440
FNB Corp.	108,156	1,328,156
Fulton Financial Corp.	52,800	665,808
Glacier Bancorp, Inc.	116,800	2,782,176
Great Southern Bancorp, Inc.	6,600	247,962
Great Western Bancorp, Inc.	26,500	652,165
Guaranty Bancorp	4,700	69,983

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Hancock Holding Co.	179,521	$4,141,549
Heartland Financial USA, Inc.	9,640	283,416
Heritage Financial Corp.	4,339	75,672
Kearny Financial Corp.	3,527	42,218
Lakeland Bancorp, Inc.	10,973	109,730
Lakeland Financial Corp.	4,980	212,696
MainSource Financial Group, Inc.	29,900	618,930
National Penn Bancshares, Inc.	8,400	93,492
OFG Bancorp#	100,700	586,074
Pacific Continental Corp.	14,000	216,160
PacWest Bancorp	27,800	894,604
Preferred Bank	3,200	91,360
Republic Bancorp, Inc., Class A	3,500	89,635
S&T Bancorp, Inc.	3,880	97,854
Sierra Bancorp	3,020	56,685
Simmons First National Corp., Class A	2,420	99,680
Southside Bancshares, Inc.	3,182	74,522
Southwest Bancorp, Inc.	21,780	329,967
State Bank Financial Corp.	10,300	192,816
Stock Yards Bancorp, Inc.	2,300	85,905
Suffolk Bancorp	3,120	75,598
TCF Financial Corp.	60,840	689,926
Tompkins Financial Corp.	7,048	398,001
TriState Capital Holdings, Inc.†	4,600	55,246
Trustmark Corp.	25,700	562,316
UMB Financial Corp.	33,460	1,643,221
Umpqua Holdings Corp.	105,514	1,586,930
Union Bankshares Corp.	71,919	1,636,876
Valley National Bancorp	13,516	121,644
Washington Trust Bancorp, Inc.	6,780	251,538
Webster Financial Corp.	120,863	4,062,205
WesBanco, Inc.	2,691	76,075
West Bancorporation, Inc.	7,080	124,325
Westamerica Bancorporation#	61,524	2,767,965
Western Alliance Bancorp†	2,832	84,167
Wilshire Bancorp, Inc.	110,900	1,091,256
Zions Bancorporation	192,950	4,113,694

		52,380,728

Banks - Mortgage — 0.2%
Walker & Dunlop, Inc.†	47,100	1,088,952

Building & Construction Products - Misc. — 1.1%
Armstrong World Industries, Inc.†	86,336	3,499,198
Gibraltar Industries, Inc.†	60,280	1,489,820

		4,989,018

Building & Construction - Misc. — 0.2%
Comfort Systems USA, Inc.	25,100	704,055

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	18,700	201,960

Building - Residential/Commercial — 0.0%
KB Home#	5,300	64,660

Chemicals - Diversified — 0.7%
Huntsman Corp.	212,059	2,302,961
Olin Corp.	39,800	603,368

		2,906,329

Chemicals - Fibers — 0.1%
Rayonier Advanced Materials, Inc.	53,100	396,657

Chemicals - Specialty — 0.0%
Minerals Technologies, Inc.	3,160	160,591

Coffee — 0.0%
Farmer Bros. Co.†	1,700	44,812

73

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Commercial Services — 0.1%
RPX Corp.†	26,500	$262,615

Commercial Services - Finance — 1.7%
EVERTEC, Inc.	300,977	3,581,626
WEX, Inc.†	58,141	3,796,608

		7,378,234

Computer Aided Design — 0.1%
Aspen Technology, Inc.†	10,600	349,482

Computer Services — 1.1%
Convergys Corp.	66,500	1,714,370
Insight Enterprises, Inc.†	66,400	1,733,040
Sykes Enterprises, Inc.†	22,200	676,434
Unisys Corp.†	83,700	901,449

		5,025,293

Computer Software — 0.5%
Avid Technology, Inc.†	287,000	2,195,550

Computers — 0.6%
Wincor Nixdorf AG ADR†	272,000	2,720,000

Consulting Services — 0.5%
FTI Consulting, Inc.†	70,200	2,310,282

Consumer Products - Misc. — 0.4%
Central Garden & Pet Co., Class A†	103,460	1,399,814
CSS Industries, Inc.	17,700	479,139

		1,878,953

Containers - Metal/Glass — 0.5%
Silgan Holdings, Inc.	42,800	2,192,644

Containers - Paper/Plastic — 0.3%
Graphic Packaging Holding Co.	112,710	1,389,714

Data Processing/Management — 0.3%
Fair Isaac Corp.	11,420	1,136,518

Diagnostic Equipment — 0.1%
Affymetrix, Inc.†	18,100	254,124

Diagnostic Kits — 0.3%
Meridian Bioscience, Inc.	23,900	481,585
Quidel Corp.†#	53,300	835,211

		1,316,796

Direct Marketing — 0.0%
Harte-Hanks, Inc.	13,000	40,170

Disposable Medical Products — 0.6%
STERIS PLC	40,250	2,588,880

Distribution/Wholesale — 1.5%
Beacon Roofing Supply, Inc.†	43,500	1,570,350
Essendant, Inc.	159,380	4,696,929
Titan Machinery, Inc.†#	24,900	237,048

		6,504,327

Diversified Manufacturing Operations — 0.6%
Actuant Corp., Class A	87,143	2,040,018
Federal Signal Corp.	35,700	423,402

		2,463,420

Drug Delivery Systems — 0.0%
Revance Therapeutics, Inc.†#	4,600	81,351

Electric - Distribution — 0.1%
EnerNOC, Inc.†#	67,200	412,608
Spark Energy, Inc., Class A#	3,900	94,458

		507,066

Security Description	Shares	Value (Note 2)

Electric - Generation — 0.2%
Atlantic Power Corp.#	392,900	$675,788

Electric - Integrated — 3.0%
Avista Corp.	61,580	2,327,724
El Paso Electric Co.	53,100	2,169,135
NorthWestern Corp.	38,518	2,286,814
PNM Resources, Inc.	25,400	810,768
Portland General Electric Co.	68,300	2,598,815
Unitil Corp.	9,200	361,836
Westar Energy, Inc.	64,049	2,783,569

		13,338,661

Electronic Components - Misc. — 1.4%
Benchmark Electronics, Inc.†	88,221	1,909,985
Jabil Circuit, Inc.	106,500	2,220,525
Sanmina Corp.†	10,900	224,540
Stoneridge, Inc.†	27,600	332,304
Vishay Intertechnology, Inc.	115,700	1,369,888

		6,057,242

Electronic Components - Semiconductors — 0.8%
Alpha & Omega Semiconductor, Ltd.†	13,100	154,973
Amkor Technology, Inc.†	133,500	675,510
IXYS Corp.	37,000	417,360
Rovi Corp.†	106,100	2,416,958

		3,664,801

Electronic Parts Distribution — 0.6%
Tech Data Corp.†	39,800	2,802,318

Energy - Alternate Sources — 0.6%
First Solar, Inc.†	3,400	244,358
REX American Resources Corp.†#	48,200	2,434,100

		2,678,458

Engineering/R&D Services — 1.0%
Argan, Inc.	33,300	1,074,591
EMCOR Group, Inc.	54,598	2,504,410
VSE Corp.#	11,600	727,436

		4,306,437

Engines - Internal Combustion — 0.2%
Briggs & Stratton Corp.	48,000	1,020,960

Enterprise Software/Service — 0.1%
Benefitfocus, Inc.†#	7,400	232,286

Entertainment Software — 0.7%
Take-Two Interactive Software, Inc.†	86,700	3,120,333

Environmental Consulting & Engineering — 0.6%
Tetra Tech, Inc.	98,300	2,706,199

Finance - Consumer Loans — 1.0%
Encore Capital Group, Inc.†	96,152	2,235,534
Nelnet, Inc., Class A	16,200	609,120
Ocwen Financial Corp.†	444,111	1,683,181

		4,527,835

Finance - Investment Banker/Broker — 1.0%
Cowen Group, Inc., Class A†#	129,200	437,988
INTL. FCStone, Inc.†	4,000	102,120
Investment Technology Group, Inc.	29,200	534,944
KCG Holdings, Inc., Class A†	69,000	729,330
Oppenheimer Holdings, Inc., Class A	10,000	141,600
Stifel Financial Corp.†	86,290	2,498,958

		4,444,940

Finance - Leasing Companies — 0.0%
Marlin Business Services Corp.	5,800	80,098

74

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Mortgage Loan/Banker — 0.7%
Arlington Asset Investment Corp., Class A#	17,900	$216,769
CoreLogic, Inc.†	88,539	3,062,564

		3,279,333

Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.†	18,400	125,856

Food - Canned — 0.8%
Seneca Foods Corp., Class A†	1,600	53,216
TreeHouse Foods, Inc.†	42,050	3,549,861

		3,603,077

Food - Dairy Products — 0.4%
Dean Foods Co.#	83,055	1,602,131

Food - Flour & Grain — 0.4%
Post Holdings, Inc.†	25,400	1,764,284

Food - Misc./Diversified — 1.4%
Darling Ingredients, Inc.†	7,400	66,674
J&J Snack Foods Corp.	19,000	2,105,010
Pinnacle Foods, Inc.	18,400	794,696
Snyder’s-Lance, Inc.	100,010	3,271,327

		6,237,707

Food - Retail — 0.0%
Smart & Final Stores, Inc.†	10,400	169,000

Food - Wholesale/Distribution — 0.3%
Fresh Del Monte Produce, Inc.	18,500	742,035
SpartanNash Co.	15,100	414,495

		1,156,530

Gambling (Non-Hotel) — 0.3%
Isle of Capri Casinos, Inc.†	108,880	1,235,788

Gas - Distribution — 1.5%
AGL Resources, Inc.	15,159	980,029
Chesapeake Utilities Corp.	5,500	342,650
Laclede Group, Inc.	31,800	2,083,536
Northwest Natural Gas Co.	25,500	1,272,195
Piedmont Natural Gas Co., Inc.	8,160	484,786
Southwest Gas Corp.	26,840	1,637,240

		6,800,436

Home Furnishings — 0.2%
Leggett & Platt, Inc.	16,998	759,131

Hotels/Motels — 0.4%
Interval Leisure Group, Inc.	145,835	1,888,563

Housewares — 0.1%
NACCO Industries, Inc., Class A	6,100	301,401

Human Resources — 2.6%
AMN Healthcare Services, Inc.†	155,100	4,409,493
Barrett Business Services, Inc.	37,500	1,310,250
Cross Country Healthcare, Inc.†	88,200	1,094,562
Korn/Ferry International	64,750	1,840,195
Monster Worldwide, Inc.†	68,100	202,938
Resources Connection, Inc.	202,845	2,813,460

		11,670,898

Identification Systems — 0.0%
Checkpoint Systems, Inc.	16,800	126,168

Independent Power Producers — 0.2%
Ormat Technologies, Inc.	20,700	789,912

Industrial Automated/Robotic — 0.1%
Hurco Cos., Inc.	11,500	298,425

Instruments - Controls — 0.0%
Watts Water Technologies, Inc., Class A	3,660	188,746

Security Description	Shares	Value (Note 2)

Insurance - Life/Health — 1.4%
American Equity Investment Life Holding Co.	13,798	$187,653
CNO Financial Group, Inc.	165,420	2,883,271
Primerica, Inc.	37,900	1,599,001
StanCorp Financial Group, Inc.	11,358	1,305,034

		5,974,959

Insurance - Multi-line — 0.4%
Horace Mann Educators Corp.	41,880	1,290,323
Kemper Corp.	6,900	185,472
United Fire Group, Inc.	3,100	124,992

		1,600,787

Insurance - Property/Casualty — 1.0%
Arch Capital Group, Ltd.†	6,126	416,200
Global Indemnity PLC†	2,100	58,926
Hallmark Financial Services, Inc.†	13,100	130,738
Navigators Group, Inc.†	6,400	518,272
ProAssurance Corp.	31,380	1,547,348
Selective Insurance Group, Inc.	51,182	1,718,692

		4,390,176

Insurance - Reinsurance — 1.7%
Argo Group International Holdings, Ltd.	22,028	1,227,620
Endurance Specialty Holdings, Ltd.	53,350	3,322,105
Essent Group, Ltd.†	153,500	2,954,875
Maiden Holdings, Ltd.	16,300	195,111

		7,699,711

Internet Application Software — 0.1%
Bazaarvoice, Inc.†#	92,600	290,764

Internet Incubators — 0.0%
ModusLink Global Solutions, Inc.†	12,600	23,814

Investment Management/Advisor Services — 1.1%
Artisan Partners Asset Management, Inc., Class A	73,500	2,085,930
Janus Capital Group, Inc.	11,960	154,643
Virtus Investment Partners, Inc.	28,500	2,616,585

		4,857,158

Lasers - System/Components — 0.2%
Coherent, Inc.†	9,740	824,004

Machinery - Construction & Mining — 0.2%
Hyster-Yale Materials Handling, Inc.	12,360	730,723

Machinery - Farming — 0.2%
AGCO Corp.	16,960	839,350

Machinery - General Industrial — 1.6%
DXP Enterprises, Inc.†	29,400	399,546
IDEX Corp.	34,300	2,577,988
Kadant, Inc.	23,500	896,995
Zebra Technologies Corp., Class A†	51,522	3,183,029

		7,057,558

Medical Instruments — 0.6%
Integra LifeSciences Holdings Corp.†	35,900	2,202,824
SurModics, Inc.†	34,600	645,636

		2,848,460

Medical Products — 0.6%
Haemonetics Corp.†	55,100	1,767,608
Halyard Health, Inc.†	7,100	181,192
Orthofix International NV†	12,700	487,807
Rockwell Medical, Inc.†#	28,700	275,520

		2,712,127

75

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene — 0.8%
Applied Genetic Technologies Corp.†#	1,300	$17,251
Ardelyx, Inc.†	6,100	58,926
Avalanche Biotechnologies, Inc.†#	1,400	7,168
Bio-Rad Laboratories, Inc., Class A†	13,300	1,790,712
Epizyme, Inc.†	2,300	20,217
Idera Pharmaceuticals, Inc.†#	315,200	561,056
Insmed, Inc.†	8,000	97,840
Karyopharm Therapeutics, Inc.†	1,100	6,490
MacroGenics, Inc.†	2,700	43,146
Medicines Co.†#	18,600	598,176
Sage Therapeutics, Inc.†	900	26,460
Ultragenyx Pharmaceutical, Inc.†	2,200	134,178
Verastem, Inc.†#	6,600	7,392

		3,369,012

Medical - Drugs — 0.1%
ACADIA Pharmaceuticals, Inc.†	6,400	110,464
Dicerna Pharmaceuticals, Inc.†	3,100	15,376
Immune Design Corp.†#	2,600	26,026
MyoKardia, Inc.†#	17,223	122,283
NantKwest, Inc.†#	13,900	95,632
Radius Health, Inc.†#	7,900	231,470

		601,251

Medical - Generic Drugs — 0.0%
Amphastar Pharmaceuticals, Inc.†	15,200	160,056

Medical - HMO — 0.4%
Centene Corp.†	22,400	1,275,904
Triple-S Management Corp., Class B†	12,300	322,506

		1,598,410

Medical - Outpatient/Home Medical — 0.6%
Addus HomeCare Corp.†	19,400	440,380
Amsurg Corp.†	35,380	2,407,609

		2,847,989

Metal - Iron — 0.1%
Cliffs Natural Resources, Inc.†#	121,800	263,088

MRI/Medical Diagnostic Imaging — 0.4%
Alliance HealthCare Services, Inc.†	22,800	163,020
Surgical Care Affiliates, Inc.†	43,700	1,771,161

		1,934,181

Networking Products — 0.7%
Black Box Corp.	37,180	492,635
NETGEAR, Inc.†	28,600	1,129,986
Polycom, Inc.†	122,300	1,273,143

		2,895,764

Office Supplies & Forms — 0.4%
ACCO Brands Corp.†	259,800	1,899,138

Oil & Gas Drilling — 0.1%
Atwood Oceanics, Inc.#	21,800	149,984
North Atlantic Drilling, Ltd.†#	15,099	26,272
Parker Drilling Co.†	55,200	86,112

		262,368

Oil Companies - Exploration & Production — 2.9%
Approach Resources, Inc.†#	53,200	40,107
Bill Barrett Corp.†#	391,300	1,119,118
Diamondback Energy, Inc.†	39,431	2,809,459
Encana Corp.	646,440	2,773,228
Gastar Exploration, Inc.†#	66,600	45,954
Halcon Resources Corp.†#	73,640	42,770
Jones Energy, Inc., Class A†#	41,300	61,950

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Oasis Petroleum, Inc.†	332,500	$1,792,175
Rex Energy Corp.†#	163,300	96,412
RSP Permian, Inc.†	139,146	3,326,981
Stone Energy Corp.†#	275,720	427,366
Unit Corp.†#	47,500	254,600

		12,790,120

Oil Field Machinery & Equipment — 0.5%
Forum Energy Technologies, Inc.†	195,190	2,295,434

Oil Refining & Marketing — 0.0%
Adams Resources & Energy, Inc.	800	26,176
Alon USA Energy, Inc.#	16,400	161,704

		187,880

Oil-Field Services — 0.6%
Archrock, Inc.	7,100	28,329
Gulfmark Offshore, Inc., Class A†#	82,000	294,380
Helix Energy Solutions Group, Inc.†	132,040	514,956
Key Energy Services, Inc.†#	455,200	104,241
MRC Global, Inc.†	22,800	272,460
Pioneer Energy Services Corp.†	233,640	320,087
SEACOR Holdings, Inc.†#	21,600	1,045,224

		2,579,677

Paper & Related Products — 0.4%
Domtar Corp.	22,540	793,183
Schweitzer-Mauduit International, Inc.	39,000	1,178,580

		1,971,763

Physical Therapy/Rehabilitation Centers — 0.5%
HealthSouth Corp.	61,279	2,158,859

Poultry — 0.0%
Sanderson Farms, Inc.#	900	82,134

Power Converter/Supply Equipment — 0.3%
Advanced Energy Industries, Inc.†	47,000	1,402,010

Printing - Commercial — 0.3%
Ennis, Inc.	14,900	294,126
Quad/Graphics, Inc.	81,400	1,030,524

		1,324,650

Publishing - Books — 0.1%
Houghton Mifflin Harcourt Co.†	15,900	299,079

Publishing - Periodicals — 0.1%
Time, Inc.	39,100	551,310

Racetracks — 0.0%
Speedway Motorsports, Inc.	7,300	133,006

Radio — 0.1%
Entercom Communications Corp., Class A†	32,240	368,503
Saga Communications, Inc., Class A	1,566	58,772

		427,275

Real Estate Investment Trusts — 11.5%
AG Mtg. Investment Trust, Inc.	16,700	205,911
American Assets Trust, Inc.	4,100	152,069
Apartment Investment & Management Co., Class A	35,079	1,284,242
ARMOUR Residential REIT, Inc.#	73,700	1,418,725
Ashford Hospitality Trust, Inc.	116,980	646,899
Capstead Mtg. Corp.	193,800	1,881,798
CBL & Associates Properties, Inc.	74,940	864,058
Cedar Realty Trust, Inc.	49,000	334,670
CoreSite Realty Corp.	36,100	2,327,006
CubeSmart	75,060	2,244,294
CyrusOne, Inc.	1,400	55,496

76

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
CYS Investments, Inc.	361,800	$2,836,512
DCT Industrial Trust, Inc.	85,160	3,081,941
DiamondRock Hospitality Co.	56,834	505,823
DuPont Fabros Technology, Inc.	12,400	442,060
Education Realty Trust, Inc.	4,066	161,217
EPR Properties	13,400	833,882
Equity Commonwealth†	77,000	2,050,510
FelCor Lodging Trust, Inc.	126,700	937,580
First Industrial Realty Trust, Inc.	22,418	482,435
First Potomac Realty Trust	87,100	736,866
Franklin Street Properties Corp.	28,900	274,839
Getty Realty Corp.	26,046	473,777
Gladstone Commercial Corp.	13,000	193,440
Government Properties Income Trust#	82,900	1,230,236
Gramercy Property Trust	86,400	652,320
Hatteras Financial Corp.	38,800	533,500
Highwoods Properties, Inc.	10,400	452,920
Hospitality Properties Trust	28,440	690,523
Hudson Pacific Properties, Inc.	102,934	2,624,817
Kite Realty Group Trust	21,700	584,164
Ladder Capital Corp., Class A	128,960	1,333,446
LaSalle Hotel Properties	14,178	345,234
LTC Properties, Inc.	17,620	783,033
Mack-Cali Realty Corp.	162,443	3,232,616
Mid-America Apartment Communities, Inc.	2,577	231,775
Monogram Residential Trust, Inc.	41,600	377,728
Parkway Properties, Inc.	242,500	3,247,075
Pebblebrook Hotel Trust	22,900	621,964
Pennsylvania Real Estate Investment Trust	53,480	1,024,677
PennyMac Mortgage Investment Trust	179,600	2,363,536
Potlatch Corp.	54,400	1,438,336
PS Business Parks, Inc.	15,000	1,377,150
RAIT Financial Trust	168,600	441,732
Saul Centers, Inc.	2,100	102,858
Silver Bay Realty Trust Corp.	11,500	158,125
Sunstone Hotel Investors, Inc.	80,372	1,036,799
Taubman Centers, Inc.	2,400	169,968
Urstadt Biddle Properties, Inc., Class A	13,900	274,803
Washington Real Estate Investment Trust	43,600	1,127,932
WP GLIMCHER, Inc.	1,053	9,098

		50,892,415

Real Estate Operations & Development — 0.7%
Alexander & Baldwin, Inc.	36,600	1,226,832
Forestar Group, Inc.†#	105,200	1,025,700
St. Joe Co.†#	58,200	885,222

		3,137,754

Resort/Theme Parks — 0.6%
SeaWorld Entertainment, Inc.	141,500	2,559,735

Respiratory Products — 0.1%
Inogen, Inc.†	7,200	246,096

Retail - Apparel/Shoe — 2.5%
Abercrombie & Fitch Co., Class A#	26,400	766,920
Ascena Retail Group, Inc.†	407,830	3,446,164
Children’s Place, Inc.	42,600	2,902,764
DSW, Inc., Class A	118,050	3,092,910
Guess?, Inc.	39,000	832,650

		11,041,408

Retail - Hair Salons — 0.4%
Regis Corp.†	122,600	1,756,858

Retail - Home Furnishings — 0.7%
Pier 1 Imports, Inc.	597,700	2,952,638

Security Description	Shares	Value (Note 2)

Retail - Jewelry — 0.3%
Movado Group, Inc.	41,000	$1,197,610

Retail - Leisure Products — 0.7%
Party City Holdco, Inc.†	292,250	2,890,353

Retail - Pawn Shops — 0.2%
Cash America International, Inc.	27,900	939,951

Retail - Regional Department Stores — 0.2%
Dillard’s, Inc., Class A#	11,940	999,259

Retail - Restaurants — 0.5%
Bob Evans Farms, Inc.	21,300	913,983
Bravo Brio Restaurant Group, Inc.†	7,200	56,232
Jack in the Box, Inc.	3,300	226,875
Ruby Tuesday, Inc.†	11,400	60,306
Ruth’s Hospitality Group, Inc.	48,772	856,924

		2,114,320

Retirement/Aged Care — 0.0%
Five Star Quality Care, Inc.†	16,100	38,157

Rubber - Tires — 0.7%
Cooper Tire & Rubber Co.	80,000	3,144,000

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	9,758	117,389

Satellite Telecom — 0.4%
DigitalGlobe, Inc.†	98,800	1,485,952
Intelsat SA†#	37,500	64,500

		1,550,452

Savings & Loans/Thrifts — 2.5%
BankFinancial Corp.	4,300	51,772
Beneficial Bancorp, Inc.†	104,858	1,341,134
Brookline Bancorp, Inc.	13,400	140,834
Charter Financial Corp.	46,700	640,257
Flushing Financial Corp.	26,100	538,965
Fox Chase Bancorp, Inc.	4,800	92,016
Investors Bancorp, Inc.	162,500	1,839,500
Meridian Bancorp, Inc.	58,700	809,473
Northfield Bancorp, Inc.	105,500	1,657,405
OceanFirst Financial Corp.	10,020	170,240
Oritani Financial Corp.	16,100	272,412
Sterling Bancorp	201,250	2,900,012
Territorial Bancorp, Inc.	2,800	72,044
United Financial Bancorp, Inc.	17,300	200,334
Waterstone Financial, Inc.	6,400	90,368
WSFS Financial Corp.	13,574	411,292

		11,228,058

Schools — 0.2%
K12, Inc.†	72,400	708,796

Security Services — 0.1%
Ascent Capital Group, Inc., Class A†	26,600	369,740

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†#	19,100	213,347

Semiconductor Components - Integrated Circuits — 0.3%
Cypress Semiconductor Corp.#	148,922	1,188,398

Semiconductor Equipment — 0.5%
Cohu, Inc.	74,000	844,340
FormFactor, Inc.†	81,700	620,920
Ultra Clean Holdings, Inc.†	13,300	69,559
Xcerra Corp.†	144,000	822,240

		2,357,059

Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A	52,640	453,230

77

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Steel - Producers — 0.4%
Schnitzer Steel Industries, Inc., Class A	35,600	$521,184
Worthington Industries, Inc.	41,740	1,298,531

		1,819,715

Telecom Services — 0.5%
EarthLink Holdings Corp.	110,900	625,476
FairPoint Communications, Inc.†#	5,900	88,677
Spok Holdings, Inc.	6,200	109,864
West Corp.	63,500	1,414,780

		2,238,797

Telecommunication Equipment — 0.1%
Comtech Telecommunications Corp.	26,800	550,740

Telephone - Integrated — 0.3%
Cincinnati Bell, Inc.†	349,200	1,208,232
Windstream Holdings, Inc.#	16,100	121,072

		1,329,304

Television — 0.0%
Central European Media Enterprises, Ltd., Class A†#	26,900	66,174

Therapeutics — 0.1%
Cara Therapeutics, Inc.†	7,400	36,408
Seres Therapeutics, Inc.†#	14,200	328,162
Zafgen, Inc.†#	2,600	16,276

		380,846

Tobacco — 0.6%
Universal Corp.#	46,800	2,549,664

Transport - Air Freight — 0.3%
Atlas Air Worldwide Holdings, Inc.†	37,400	1,354,254

Transport - Equipment & Leasing — 0.1%
AMERCO	800	274,248

Transport - Marine — 0.7%
Frontline, Ltd.#	7,620	67,437
Kirby Corp.†	55,247	3,127,533

		3,194,970

Transport - Services — 0.2%
Matson, Inc.	23,400	938,106

Transport-Truck — 1.0%
ArcBest Corp.	38,420	751,879
Landstar System, Inc.	47,260	2,797,792
P.A.M. Transportation Services, Inc.†	8,982	256,616
USA Truck, Inc.†	28,700	452,886

		4,259,173

Travel Services — 0.2%
Liberty TripAdvisor Holdings, Inc., Class A†	47,500	968,525

Water — 0.4%
American States Water Co.	28,800	1,221,408
California Water Service Group	19,860	490,939

		1,712,347

Web Hosting/Design — 0.7%
Endurance International Group Holdings, Inc.†	260,351	2,926,345

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Portals/ISP — 0.1%
Blucora, Inc.†	66,200	$407,130

Wire & Cable Products — 0.1%
General Cable Corp.	33,400	286,906

Wireless Equipment — 0.2%
InterDigital, Inc.	20,900	1,039,357

Total Long-Term Investment Securities
(cost $435,986,000)(3)		417,826,495

SHORT-TERM INVESTMENT SECURITIES — 8.2%
Registered Investment Companies — 8.2%
State Street Navigator Securities Lending Prime Portfolio 0.49%(1)(2)
(cost $36,159,075)	36,159,075	36,159,075

REPURCHASE AGREEMENTS — 5.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/29/2016, to be repurchased 03/01/2016 in the amount of $11,094,003 collateralized by $10,300,000 of United States Treasury Notes, bearing interest at 3.13% due 05/15/2021 and having an approximate value of $11,319,123	$11,094,000	11,094,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/29/2016, to be repurchased 03/01/2016 in the amount of $15,126,004 collateralized by $14,810,000 of United States Treasury Notes, bearing interest at 2.13% due 01/31/2021 and having an approximate value of $15,432,094	15,126,000	15,126,000

Total Repurchase Agreements
(cost $26,220,000)		26,220,000

TOTAL INVESTMENTS
(cost $498,365,075)(3)	108.6%	480,205,570
Liabilities in excess of other assets	(8.6)	(37,945,659)

NET ASSETS	100.0%	$442,259,911

#	The security or a portion thereof is out on loan; See Note 2.
†	Non-income producing security
(1)	At February 29, 2016, the Fund had loaned securities with a total value of $34,083,670. This was secured by collateral of $36,159,075, which was received in cash and subsequently invested in short-term investments currently valued at $36,159,075 as reported in the Portfolio of Investments. Additional collateral of $56,801 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, is not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
United States Treasury Bills	0.00%	06/23/2016 to 10/13/2016	$ 6,968
United States Treasury Notes/Bonds	zero coupon to 5.50%	05/15/2016 to 02/15/2045	49,833

(2)	The rate shown is a 7-day yield as of February 29, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 29, 2016	Unrealized Appreciation (Depreciation)
116	Long	Russell 2000 E-Mini Index	March 2016	$12,016,622	$11,967,720	($48,902)

78

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$417,826,495	$—	$—	$417,826,495
Short-Term Investment Securities	36,159,075	—	—	36,159,075
Repurchase Agreements	—	26,220,000	—	26,220,000

Total Investments at Value	$453,985,570	$26,220,000	$—	$480,205,570

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$48,902	$—	$—	$48,902

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

79

VALIC Company II Socially Responsible Fund

PORTFOLIO PROFILE — February 29, 2016 (unaudited)

Industry Allocation*

Medical — Drugs	6.1%
Web Portals/ISP	4.3
Applications Software	3.5
Real Estate Investment Trusts	3.5
Medical — Biomedical/Gene	3.2
U.S. Government Treasuries	3.0
Retail — Restaurants	2.9
Banks — Super Regional	2.9
Finance — Credit Card	2.6
Cosmetics & Toiletries	2.5
Multimedia	2.4
Electronic Components-Semiconductors	2.3
Beverages — Non-alcoholic	2.1
Diagnostic Equipment	2.0
Food-Misc./Diversified	2.0
Diversified Manufacturing Operations	1.9
Medical — HMO	1.9
Retail — Building Products	1.8
Insurance — Reinsurance	1.8
Insurance — Multi-line	1.8
Cable/Satellite TV	1.8
E-Commerce/Products	1.7
Internet Content — Entertainment	1.6
Retail — Drug Store	1.5
Commercial Services — Finance	1.5
Electric — Integrated	1.4
Retail — Discount	1.3
Registered Investment Companies	1.2
Pipelines	1.1
Networking Products	1.1
Enterprise Software/Service	1.1
Oil Companies — Exploration & Production	1.0
Transport — Services	1.0
Semiconductor Components — Integrated Circuits	1.0
Banks — Fiduciary	0.9
Computers — Memory Devices	0.9
Gas — Distribution	0.9
Oil Refining & Marketing	0.8
Computer Services	0.8
Investment Management/Advisor Services	0.8
Transport — Rail	0.8
Oil — Field Services	0.8
Medical — Wholesale Drug Distribution	0.8
Insurance — Life/Health	0.7
Chemicals — Diversified	0.7
Food — Retail	0.7
Consumer Products — Misc.	0.6
Auto — Cars/Light Trucks	0.6
Telephone-Integrated	0.6
Auto/Truck Parts & Equipment — Original	0.6
Banks — Commercial	0.6
Diversified Banking Institutions	0.6
Finance — Other Services	0.5
Athletic Footwear	0.5
Medical Products	0.5
Repurchase Agreements	0.5
Data Processing/Management	0.5
Non-Hazardous Waste Disposal	0.5
Industrial Gases	0.5
Electric Products — Misc.	0.5
Machinery — Construction & Mining	0.5
E-Commerce/Services	0.5
Chemicals — Specialty	0.4
Retail — Major Department Stores	0.4
Pharmacy Services	0.4
Food — Wholesale/Distribution	0.4
Machinery — Farming	0.3
Semiconductor Equipment	0.3
Advertising Agencies	0.3

Insurance — Property/Casualty	0.3
Electronic Components — Misc.	0.3
Auto — Heavy Duty Trucks	0.3
Electronic Forms	0.3
Steel — Producers	0.2
Oil Companies — Integrated	0.2
Office Automation & Equipment	0.2
Finance — Investment Banker/Broker	0.2
Airlines	0.2
Television	0.2
Retail — Apparel/Shoe	0.2
Industrial Automated/Robotic	0.2
Medical Instruments	0.2
Electronic Connectors	0.2
Tools — Hand Held	0.2
Coatings/Paint	0.2
Medical — Generic Drugs	0.2
Agricultural Operations	0.2
Retail — Regional Department Stores	0.2
Commercial Services	0.2
Computers	0.2
Medical — Hospitals	0.2
Paper & Related Products	0.2
Distribution/Wholesale	0.2
Hotels/Motels	0.2
Agricultural Chemicals	0.2
Machinery — General Industrial	0.1
Engines — Internal Combustion	0.1
Oil Field Machinery & Equipment	0.1
Apparel Manufacturers	0.1
Internet Security	0.1
Home Decoration Products	0.1
Insurance Brokers	0.1
Entertainment Software	0.1
Appliances	0.1
Motorcycle/Motor Scooter	0.1
Telecom Services	0.1
Savings & Loans/Thrifts	0.1
Medical Information Systems	0.1
Wireless Equipment	0.1
Toys	0.1
Oil & Gas Drilling	0.1
Coffee	0.1
Electronic Measurement Instruments	0.1
Cruise Lines	0.1

101.0%

*	Calculated as a percentage of net assets

80

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.3%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	12,204	$261,044
Omnicom Group, Inc.	26,872	2,090,910

		2,351,954

Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	11,405	415,826
Mosaic Co.	24,573	654,871

		1,070,697

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	35,463	1,239,786

Airlines — 0.2%
Delta Air Lines, Inc.	28,016	1,351,492
Southwest Airlines Co.	4,938	207,149

		1,558,641

Apparel Manufacturers — 0.1%
VF Corp.	14,829	965,516

Appliances — 0.1%
Whirlpool Corp.	4,351	675,797

Applications Software — 3.5%
Citrix Systems, Inc.†	3,558	251,373
Intuit, Inc.	19,219	1,857,324
Microsoft Corp.	397,894	20,244,847
Red Hat, Inc.†	1,310	85,608
Salesforce.com, Inc.†	30,739	2,082,567

		24,521,719

Athletic Footwear — 0.5%
NIKE, Inc., Class B	60,708	3,739,006

Audio/Video Products — 0.0%
Harman International Industries, Inc.	2,132	163,482

Auto - Cars/Light Trucks — 0.6%
Ford Motor Co.	341,193	4,268,324

Auto - Heavy Duty Trucks — 0.3%
PACCAR, Inc.	36,270	1,867,905

Auto/Truck Parts & Equipment-Original — 0.6%
BorgWarner, Inc.	18,620	608,502
Delphi Automotive PLC	29,597	1,973,528
Johnson Controls, Inc.	43,570	1,588,562

		4,170,592

Banks - Commercial — 0.6%
BB&T Corp.	65,206	2,097,025
M&T Bank Corp.	13,947	1,430,265
Regions Financial Corp.	74,610	561,067

		4,088,357

Banks - Fiduciary — 0.9%
Bank of New York Mellon Corp.	116,409	4,119,714
Northern Trust Corp.	18,835	1,118,422
State Street Corp.	17,379	952,022

		6,190,158

Banks - Super Regional — 2.9%
Capital One Financial Corp.	36,905	2,425,766
Comerica, Inc.	30,552	1,032,047
Fifth Third Bancorp	155,600	2,374,456
Huntington Bancshares, Inc.	42,795	374,456
KeyCorp#	51,718	545,625
PNC Financial Services Group, Inc.	56,667	4,607,594
SunTrust Banks, Inc.	46,114	1,530,062
US Bancorp	189,458	7,297,922

		20,187,928

Security Description	Shares	Value (Note 2)

Beverages-Non-alcoholic — 2.1%
Coca-Cola Enterprises, Inc.	17,913	$868,960
Dr Pepper Snapple Group, Inc.	15,893	1,454,686
Monster Beverage Corp.†	5,396	677,198
PepsiCo, Inc.	118,909	11,631,678

		14,632,522

Building Products - Cement — 0.0%
Vulcan Materials Co.	1,917	188,882

Building Products - Wood — 0.0%
Masco Corp.	12,078	340,600

Cable/Satellite TV — 1.8%
Comcast Corp., Class A	148,713	8,585,201
Time Warner Cable, Inc.	19,487	3,719,289

		12,304,490

Chemicals - Diversified — 0.7%
Eastman Chemical Co.	19,559	1,254,710
LyondellBasell Industries NV, Class A	17,200	1,379,612
PPG Industries, Inc.	23,186	2,238,144

		4,872,466

Chemicals - Specialty — 0.4%
Ecolab, Inc.	22,148	2,271,278
International Flavors & Fragrances, Inc.	8,059	832,414

		3,103,692

Coatings/Paint — 0.2%
Sherwin-Williams Co.	4,657	1,259,718

Coffee — 0.1%
Keurig Green Mountain, Inc.	4,570	420,166

Commercial Services — 0.2%
Nielsen Holdings PLC	22,844	1,149,967

Commercial Services - Finance — 1.5%
Automatic Data Processing, Inc.	44,099	3,734,744
H&R Block, Inc.	2,355	77,432
McGraw Hill Financial, Inc.	16,048	1,440,148
Moody’s Corp.	9,373	832,323
PayPal Holdings, Inc.†	63,362	2,416,627
Western Union Co.	88,478	1,615,608

		10,116,882

Computer Aided Design — 0.0%
Autodesk, Inc.†	4,946	255,906

Computer Services — 0.8%
Accenture PLC, Class A	28,857	2,893,203
Cognizant Technology Solutions Corp., Class A†	24,122	1,374,471
Hewlett Packard Enterprise Co.	106,712	1,416,068
Teradata Corp.†	3,325	82,959

		5,766,701

Computer Software — 0.0%
Akamai Technologies, Inc.†	3,402	183,606

Computers — 0.2%
HP, Inc.	106,712	1,140,751

Computers - Memory Devices — 0.9%
EMC Corp.	153,484	4,010,537
NetApp, Inc.	7,026	174,526
SanDisk Corp.	9,401	679,316
Seagate Technology PLC#	19,573	613,809
Western Digital Corp.	13,380	582,432

		6,060,620

81

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Consumer Products-Misc. — 0.6%
Kimberly-Clark Corp.	33,770	$4,400,231

Cosmetics & Toiletries — 2.5%
Colgate-Palmolive Co.	90,365	5,931,559
Procter & Gamble Co.	140,267	11,262,037

		17,193,596

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	5,489	408,217

Data Processing/Management — 0.5%
Fidelity National Information Services, Inc.	27,919	1,626,281
Fiserv, Inc.†	16,641	1,591,379
Paychex, Inc.	4,220	216,866

		3,434,526

Diagnostic Equipment — 2.0%
Abbott Laboratories	138,952	5,383,001
Danaher Corp.	61,390	5,480,285
Thermo Fisher Scientific, Inc.	24,913	3,218,510

		14,081,796

Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc.†	3,620	238,811

Distribution/Wholesale — 0.2%
Fastenal Co.#	15,084	683,154
WW Grainger, Inc.#	1,982	429,896

		1,113,050

Diversified Banking Institutions — 0.6%
Goldman Sachs Group, Inc.	25,999	3,887,630

Diversified Manufacturing Operations — 1.9%
3M Co.	47,331	7,424,814
Eaton Corp. PLC	41,717	2,365,771
Illinois Tool Works, Inc.	26,621	2,509,029
Parker-Hannifin Corp.	7,312	739,974
Pentair PLC	7,249	345,850

		13,385,438

E-Commerce/Products — 1.7%
Amazon.com, Inc.†	18,318	10,121,061
eBay, Inc.†	63,362	1,508,016

		11,629,077

E-Commerce/Services — 0.5%
Expedia, Inc.	2,780	289,426
Priceline Group, Inc.†	2,304	2,915,044

		3,204,470

Electric Products - Misc. — 0.5%
AMETEK, Inc.	3,247	150,693
Emerson Electric Co.	64,491	3,149,096

		3,299,789

Electric - Integrated — 1.4%
AES Corp.	49,232	482,474
CMS Energy Corp.	58,662	2,320,669
Eversource Energy	74,663	4,054,201
Pepco Holdings, Inc.	8,769	229,572
TECO Energy, Inc.	20,371	559,591
WEC Energy Group, Inc.	38,347	2,160,853

		9,807,360

Electronic Components - Misc. — 0.3%
Corning, Inc.	75,556	1,382,675
Garmin, Ltd.#	15,409	624,218

		2,006,893

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors — 2.3%
Broadcom, Ltd.#	15,021	$2,012,363
Intel Corp.	270,103	7,992,348
Microchip Technology, Inc.#	7,483	332,919
Micron Technology, Inc.†	39,222	416,930
NVIDIA Corp.	14,931	468,236
Texas Instruments, Inc.	86,464	4,584,321

		15,807,117

Electronic Connectors — 0.2%
TE Connectivity, Ltd.	23,655	1,346,443

Electronic Forms — 0.3%
Adobe Systems, Inc.†	21,188	1,804,158

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	10,958	409,281

Engines - Internal Combustion — 0.1%
Cummins, Inc.	10,180	993,263

Enterprise Software/Service — 1.1%
CA, Inc.	27,903	817,279
Oracle Corp.	178,768	6,575,087

		7,392,366

Entertainment Software — 0.1%
Electronic Arts, Inc.†	10,628	682,743

Finance - Credit Card — 2.6%
Alliance Data Systems Corp.†	3,988	837,999
American Express Co.	57,742	3,209,300
Discover Financial Services	32,069	1,488,643
MasterCard, Inc., Class A	57,145	4,967,043
Visa, Inc., Class A	104,863	7,591,033

		18,094,018

Finance - Investment Banker/Broker — 0.2%
Charles Schwab Corp.	62,836	1,574,042

Finance - Other Services — 0.5%
CME Group, Inc.	24,376	2,228,942
Intercontinental Exchange, Inc.	6,614	1,577,174

		3,806,116

Food - Misc./Diversified — 2.0%
Campbell Soup Co.	1,778	109,791
ConAgra Foods, Inc.	12,812	538,873
General Mills, Inc.	81,087	4,771,970
Kellogg Co.	9,848	728,949
Kraft Heinz Co.	38,883	2,994,769
Mondelez International, Inc., Class A	120,559	4,886,256

		14,030,608

Food - Retail — 0.7%
Kroger Co.	105,180	4,197,734
Whole Foods Market, Inc.	13,342	417,738

		4,615,472

Food - Wholesale/Distribution — 0.4%
Sysco Corp.	59,026	2,604,817

Gas - Distribution — 0.9%
AGL Resources, Inc.	27,053	1,748,976
CenterPoint Energy, Inc.	22,382	416,977
NiSource, Inc.	36,845	791,431
Sempra Energy	30,985	2,990,362

		5,947,746

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.#	22,192	843,518

82

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Hotels/Motels — 0.2%
Marriott International, Inc., Class A#	6,919	$471,530
Starwood Hotels & Resorts Worldwide, Inc.	8,905	615,424

		1,086,954

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.#	13,285	1,382,836

Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	19,598	2,596,147
Airgas, Inc.	5,209	737,178

		3,333,325

Insurance Brokers — 0.1%
Aon PLC	1,065	101,484
Marsh & McLennan Cos., Inc.	10,268	585,789

		687,273

Insurance - Life/Health — 0.7%
Aflac, Inc.	35,412	2,107,722
Principal Financial Group, Inc.	11,542	436,403
Prudential Financial, Inc.	36,920	2,440,043

		4,984,168

Insurance - Multi-line — 1.8%
Allstate Corp.	37,523	2,381,210
Chubb, Ltd.	27,968	3,231,143
Cincinnati Financial Corp.	6,024	380,355
Hartford Financial Services Group, Inc.	20,221	851,708
Loews Corp.	55,265	2,008,883
MetLife, Inc.	84,849	3,356,626
XL Group PLC	4,633	159,283

		12,369,208

Insurance - Property/Casualty — 0.3%
Travelers Cos., Inc.	20,300	2,182,656

Insurance - Reinsurance — 1.8%
Berkshire Hathaway, Inc., Class B†	93,802	12,585,414

Internet Content - Entertainment — 1.6%
Facebook, Inc., Class A†	92,128	9,850,326
Netflix, Inc.†	15,407	1,439,168

		11,289,494

Internet Security — 0.1%
Symantec Corp.	45,635	881,212

Investment Management/Advisor Services — 0.8%
Ameriprise Financial, Inc.	12,211	1,025,114
BlackRock, Inc.	9,792	3,054,712
Franklin Resources, Inc.	20,511	735,319
Invesco, Ltd.	13,676	365,696
T. Rowe Price Group, Inc.	7,505	518,671

		5,699,512

Machinery - Construction & Mining — 0.5%
Caterpillar, Inc.	47,630	3,224,551

Machinery - Farming — 0.3%
Deere & Co.#	30,086	2,412,295

Machinery - General Industrial — 0.1%
Roper Technologies, Inc.	6,157	1,033,945

Medical Information Systems — 0.1%
Cerner Corp.†	9,543	487,266

Medical Instruments — 0.2%
Boston Scientific Corp.†	9,723	165,096
Edwards Lifesciences Corp.†	4,216	366,792

Security Description	Shares	Value (Note 2)

Medical Instruments (continued)
Intuitive Surgical, Inc.†	889	$500,560
St. Jude Medical, Inc.	6,253	335,724

		1,368,172

Medical Products — 0.5%
Baxter International, Inc.	31,938	1,261,871
Becton Dickinson and Co.	7,289	1,074,763
Stryker Corp.	12,524	1,250,897

		3,587,531

Medical - Biomedical/Gene — 3.2%
Alexion Pharmaceuticals, Inc.†	8,732	1,229,466
Amgen, Inc.	44,423	6,320,505
Biogen, Inc.†	10,724	2,782,020
Celgene Corp.†	37,522	3,783,343
Gilead Sciences, Inc.	68,865	6,008,471
Regeneron Pharmaceuticals, Inc.†	3,452	1,325,637
Vertex Pharmaceuticals, Inc.†	9,364	800,528

		22,249,970

Medical - Drugs — 6.1%
AbbVie, Inc.	171,651	9,373,861
Allergan PLC†	21,366	6,198,490
Baxalta, Inc.	31,938	1,230,252
Bristol-Myers Squibb Co.	88,683	5,492,138
Endo International PLC†	6,372	266,414
Johnson & Johnson	176,549	18,574,720
Zoetis, Inc.	33,254	1,365,409

		42,501,284

Medical - Generic Drugs — 0.2%
Mylan NV†#	12,336	555,984
Perrigo Co. PLC	5,566	702,707

		1,258,691

Medical - HMO — 1.9%
Aetna, Inc.	14,848	1,612,938
Anthem, Inc.	10,810	1,412,759
Cigna Corp.	11,462	1,600,210
Humana, Inc.	7,755	1,372,403
UnitedHealth Group, Inc.	58,632	6,983,071

		12,981,381

Medical - Hospitals — 0.2%
HCA Holdings, Inc.†	16,244	1,124,247

Medical - Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.	20,567	1,781,514
Cardinal Health, Inc.	20,920	1,709,164
McKesson Corp.	12,746	1,983,532

		5,474,210

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	13,181	569,024

Multimedia — 2.4%
Time Warner, Inc.	49,528	3,278,754
Twenty-First Century Fox, Inc., Class A	90,223	2,437,825
Viacom, Inc., Class B	32,225	1,187,491
Walt Disney Co.	100,359	9,586,292

		16,490,362

Networking Products — 1.1%
Cisco Systems, Inc.	305,307	7,992,937

Non-Hazardous Waste Disposal — 0.5%
Republic Services, Inc.	42,928	1,961,810
Waste Management, Inc.	25,579	1,428,587

		3,390,397

83

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	13,968	$253,100
Xerox Corp.	140,125	1,346,601

		1,599,701

Oil & Gas Drilling — 0.1%
Ensco PLC, Class A#	48,960	424,483

Oil Companies - Exploration & Production — 1.0%
Anadarko Petroleum Corp.	28,974	1,099,563
Apache Corp.	38,248	1,464,133
Cabot Oil & Gas Corp.	11,446	230,408
Chesapeake Energy Corp.#	35,208	91,893
Devon Energy Corp.	34,331	675,634
EOG Resources, Inc.	30,897	2,000,272
EQT Corp.	7,872	438,785
Noble Energy, Inc.	7,726	227,917
Pioneer Natural Resources Co.	6,458	778,383

		7,006,988

Oil Companies - Integrated — 0.2%
Marathon Oil Corp.	108,246	888,700
Murphy Oil Corp.#	41,807	718,244

		1,606,944

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	33,660	985,228

Oil Refining & Marketing — 0.8%
Marathon Petroleum Corp.	19,530	668,903
Phillips 66	42,027	3,336,524
Valero Energy Corp.	30,306	1,820,784

		5,826,211

Oil - Field Services — 0.8%
Baker Hughes, Inc.	18,793	805,656
Schlumberger, Ltd.	66,857	4,794,984

		5,600,640

Paper & Related Products — 0.2%
International Paper Co.	31,337	1,118,731

Pharmacy Services — 0.4%
Express Scripts Holding Co.†	39,140	2,754,673

Pipelines — 1.1%
Columbia Pipeline Group, Inc.	36,845	668,736
Kinder Morgan, Inc.	121,187	2,192,273
ONEOK, Inc.	25,861	620,664
Spectra Energy Corp.	125,039	3,651,139
Williams Cos., Inc.	54,892	877,723

		8,010,535

Publishing - Newspapers — 0.0%
News Corp., Class A	11,319	122,472

Real Estate Investment Trusts — 3.5%
American Tower Corp.	34,884	3,216,305
AvalonBay Communities, Inc.	3,894	668,366
Boston Properties, Inc.	4,161	474,937
Crown Castle International Corp.	46,061	3,984,276
Equity Residential	31,050	2,312,915
General Growth Properties, Inc.	19,039	523,953
HCP, Inc.	44,743	1,323,498
Host Hotels & Resorts, Inc.	48,343	740,131
Macerich Co.	4,196	331,820
Prologis, Inc.	21,297	819,083
Public Storage	5,377	1,341,508
Simon Property Group, Inc.	26,848	5,093,871

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Ventas, Inc.	10,682	$594,667
Vornado Realty Trust	12,768	1,102,644
Welltower, Inc.	17,455	1,113,280
Weyerhaeuser Co.	20,390	529,732

		24,170,986

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	2,702	68,658

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	2,286	117,889

Retail - Apparel/Shoe — 0.2%
Gap, Inc.#	15,872	438,861
L Brands, Inc.	11,680	990,347

		1,429,208

Retail - Automobile — 0.0%
CarMax, Inc.†#	3,681	170,283

Retail - Building Products — 1.8%
Home Depot, Inc.	78,570	9,752,109
Lowe’s Cos., Inc.	44,259	2,988,810

		12,740,919

Retail - Consumer Electronics — 0.0%
Best Buy Co., Inc.	7,266	235,346

Retail - Discount — 1.3%
Costco Wholesale Corp.	37,184	5,578,716
Target Corp.	45,281	3,552,294

		9,131,010

Retail - Drug Store — 1.5%
CVS Health Corp.	67,391	6,548,383
Walgreens Boots Alliance, Inc.	46,192	3,646,397

		10,194,780

Retail - Jewelry — 0.0%
Tiffany & Co.	1,850	120,213

Retail - Major Department Stores — 0.4%
TJX Cos., Inc.	39,846	2,952,589

Retail - Office Supplies — 0.0%
Staples, Inc.	30,753	290,616

Retail - Regional Department Stores — 0.2%
Kohl’s Corp.	3,340	155,878
Macy’s, Inc.	23,549	1,017,552

		1,173,430

Retail - Restaurants — 2.9%
Chipotle Mexican Grill, Inc.†	725	369,141
Darden Restaurants, Inc.	6,709	428,571
McDonald’s Corp.	108,826	12,753,319
Starbucks Corp.	78,825	4,588,403
Yum! Brands, Inc.	29,101	2,108,950

		20,248,384

Rubber - Tires — 0.0%
Goodyear Tire & Rubber Co.	4,867	146,594

Savings & Loans/Thrifts — 0.1%
People’s United Financial, Inc.#	33,927	495,673

Semiconductor Components - Integrated Circuits — 1.0%
Analog Devices, Inc.	37,420	1,982,886
QUALCOMM, Inc.	93,801	4,764,153

		6,747,039

84

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	64,853	$1,223,776
KLA-Tencor Corp.	17,343	1,174,815

		2,398,591

Steel - Producers — 0.2%
Nucor Corp.	41,655	1,638,708

Telecom Services — 0.1%
Level 3 Communications, Inc.†	10,841	526,331

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	13,654	337,254

Telephone - Integrated — 0.6%
AT&T, Inc.	59,878	2,212,492
CenturyLink, Inc.	46,675	1,427,788
Frontier Communications Corp.#	110,966	600,326

		4,240,606

Television — 0.2%
CBS Corp., Class B	30,146	1,458,463

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc.	13,862	1,303,167

Toys — 0.1%
Mattel, Inc.#	13,206	429,459

Transport - Rail — 0.8%
CSX Corp.	28,533	688,787
Norfolk Southern Corp.	10,465	765,724
Union Pacific Corp.	53,201	4,195,431

		5,649,942

Transport - Services — 1.0%
FedEx Corp.	10,442	1,429,301
United Parcel Service, Inc., Class B	56,811	5,485,102

		6,914,403

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	4,160	306,842

Web Portals/ISP — 4.3%
Alphabet, Inc., Class A†	14,296	10,253,377
Alphabet, Inc., Class C†	26,767	18,677,210
Yahoo!, Inc.†	40,009	1,271,886

		30,202,473

Security Description	Shares/ Principal Amount	Value (Note 2)

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	6,303	$463,207

Total Long-Term Investment Securities
(cost $563,966,817)		670,887,407

SHORT-TERM INVESTMENT SECURITIES — 4.2%
Registered Investment Companies — 1.2%
State Street Navigator Securities Lending Prime Portfolio 0.49%(1)(2)	8,068,923	8,068,923

U.S. Government Treasuries — 3.0%
United States Treasury Bills
0.20% due 03/10/2016	$13,000,000	12,999,441
0.25% due 03/03/2016	5,000,000	4,999,960
0.26% due 03/17/2016(3)	3,200,000	3,199,690

		21,199,091

Total Short-Term Investment Securities
(cost $29,267,843)		29,268,014

REPURCHASE AGREEMENTS — 0.5%
State Street Bank and Trust Co. Joint Repurchase Agreement(4) (cost $3,442,000)	3,442,000	3,442,000

TOTAL INVESTMENTS
(cost $596,676,660)(5)	101.0%	703,597,421
Liabilities in excess of other assets	(1.0)	(6,979,044)

NET ASSETS	100.0%	$696,618,377

†	Non-income producing security
#	The security or a portion thereof is out on loan; see Note 2.
(1)	At February 29, 2016, the Fund had loaned securities with a total value of $10,871,836. This was secured by collateral of $8,068,923, which was received in cash and subsequently invested in short-term investments currently valued at $8,068,923 as reported in the Portfolio of Investments. Additional collateral of $3,111,200 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2016
United States Treasury Bills	0.00%	04/07/2016 to 01/05/2017	$192,374
United States Treasury Notes/Bonds	zero coupon to 8.88%	04/15/2016 to 02/15/2045	2,918,826

85

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

(2)	The rate shown is the 7-day yield as of February 29, 2016
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 29, 2016	Unrealized Appreciation (Depreciation)
269	Long	S&P 500 E-Mini Index	March 2016	$27,402,492	$25,951,775	$(1,450,717)

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$670,887,407	$—	$—	$670,887,407
Short-Term Investment Securities:
Registered Investment Companies	8,068,923	—	—	8,068,923
U.S. Government Treasuries	—	21,199,091	—	21,199,091
Repurchase Agreements	—	3,442,000	—	3,442,000

Total Investments at Value	$678,956,330	$24,641,091	$—	$703,597,421

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$1,450,717	$—	$—	$1,450,717

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

86

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — February 29, 2016 (unaudited)

Industry Allocation*

United States Treasury Notes	8.5%
Time Deposits	8.2
Sovereign	7.8
Diversified Banking Institutions	6.9
Federal National Mtg. Assoc.	6.6
Banks — Commercial	4.6
Registered Investment Companies	4.1
Electric — Integrated	2.7
Telephone — Integrated	2.6
Federal Home Loan Mtg. Corp.	2.2
Oil Companies — Exploration & Production	1.9
Cable/Satellite TV	1.7
Oil Companies — Integrated	1.5
Medical — Drugs	1.4
Pipelines	1.3
Cellular Telecom	1.3
Real Estate Investment Trusts	1.3
Auto — Cars/Light Trucks	1.2
Medical — Hospitals	1.2
Diversified Financial Services	1.2
Paper & Related Products	1.1
Casino Hotels	0.9
United States Treasury Bonds	0.8
Brewery	0.8
Aerospace/Defense — Equipment	0.7
Finance — Consumer Loans	0.7
Retail — Restaurants	0.7
Finance — Auto Loans	0.7
Airlines	0.7
Electronic Components — Semiconductors	0.7
Finance — Leasing Companies	0.6
Savings & Loans/Thrifts	0.6
Food — Retail	0.6
Chemicals — Diversified	0.6
Cruise Lines	0.6
Banks — Super Regional	0.6
Insurance — Multi-line	0.5
Aerospace/Defense	0.5
Printing — Commercial	0.5
Diversified Manufacturing Operations	0.5
Insurance — Life/Health	0.5
Oil Refining & Marketing	0.5
Publishing — Periodicals	0.5
Independent Power Producers	0.5
Investment Management/Advisor Services	0.5
Banks — Money Center	0.5
Computers	0.5
Auto/Truck Parts & Equipment — Original	0.4
Finance — Other Services	0.4
Electric — Generation	0.4
Containers — Metal/Glass	0.4
Steel — Producers	0.4
Gambling (Non-Hotel)	0.4
Diversified Minerals	0.4
Real Estate Operations & Development	0.4
Satellite Telecom	0.4
Medical — HMO	0.4
Data Processing/Management	0.4
Insurance — Mutual	0.4
Food — Dairy Products	0.3
Networking Products	0.3
Wire & Cable Products	0.3
Music	0.3
Commercial Services — Finance	0.3
Computer Services	0.3
Finance — Credit Card	0.3
Machinery — Farming	0.3
Publishing — Newspapers	0.3
Distribution/Wholesale	0.3

Medical Labs & Testing Services	0.3
Containers — Paper/Plastic	0.3
Auto — Heavy Duty Trucks	0.3
Alternative Waste Technology	0.3
Building Products — Cement	0.3
Broadcast Services/Program	0.2
Airport Development/Maintenance	0.2
Government National Mtg. Assoc.	0.2
Building & Construction — Misc.	0.2
Food — Meat Products	0.2
Municipal Bonds & Notes	0.2
Finance — Mortgage Loan/Banker	0.2
Rental Auto/Equipment	0.2
Electric — Distribution	0.2
Medical Products	0.2
Disposable Medical Products	0.2
Theaters	0.2
Food — Misc./Diversified	0.2
Specified Purpose Acquisitions	0.2
Energy — Alternate Sources	0.2
Batteries/Battery Systems	0.2
Medical — Biomedical/Gene	0.2
Industrial Gases	0.2
Travel Services	0.2
Banks — Fiduciary	0.2
Retail — Computer Equipment	0.2
Retail — Discount	0.2
Publishing — Books	0.2
Building — Residential/Commercial	0.2
SupraNational Banks	0.2
Internet Connectivity Services	0.2
Chemicals — Specialty	0.2
Finance — Commercial	0.2
Internet Content — Entertainment	0.2
Hotels/Motels	0.2
Dialysis Centers	0.2
Real Estate Management/Services	0.2
Medical — Generic Drugs	0.2
Financial Guarantee Insurance	0.2
Computer Software	0.2
Human Resources	0.2
Coatings/Paint	0.2
Marine Services	0.2
Insurance Brokers	0.2
Multimedia	0.2
Agricultural Chemicals	0.2
Retail — Drug Store	0.2
Food — Wholesale/Distribution	0.2
Retail — Pawn Shops	0.2
Food — Flour & Grain	0.2
E-Commerce/Services	0.2
Gold Mining	0.1
Retail — Appliances	0.1
Gas — Distribution	0.1
Petrochemicals	0.1
Beverages — Non-alcoholic	0.1
Machinery — General Industrial	0.1
Telecom Services	0.1
Security Services	0.1
Retail — Major Department Stores	0.1
Tools — Hand Held	0.1
Computers — Integrated Systems	0.1
Radio	0.1
Building & Construction Products — Misc.	0.1
Consumer Products — Misc.	0.1
Rubber — Tires	0.1
Beverages — Wine/Spirits	0.1
Educational Software	0.1
Cosmetics & Toiletries	0.1

87

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — February 29, 2016 (unaudited) — (continued)

Industry Allocation* (continued)

Oil — Field Services	0.1%
Coal	0.1
Steel Pipe & Tube	0.1
Schools	0.1
Building Products — Wood	0.1
Transport — Rail	0.1
Diagnostic Equipment	0.1
Oil & Gas Drilling	0.1
Firearms & Ammunition	0.1
Chemicals — Plastics	0.1
Retail — Building Products	0.1
Electronic Components — Misc.	0.1
Insurance — Reinsurance	0.1
Electric — Transmission	0.1
Appliances	0.1
Applications Software	0.1
E-Commerce/Products	0.1
Finance — Investment Banker/Broker	0.1
Machinery — Construction & Mining	0.1
Metal — Iron	0.1
Pharmacy Services	0.1
Insurance — Property/Casualty	0.1
Metal — Diversified	0.1
Gas — Transportation	0.1
Engineering/R&D Services	0.1
Power Converter/Supply Equipment	0.1
Transport — Marine	0.1
Tennessee Valley Authority	0.1
Building Societies	0.1
Metal — Copper	0.1
Enterprise Software/Service	0.1

108.5%

Credit Quality†#

Aaa	21.2%
Aa	3.9
A	13.4
Baa	17.4
Ba	15.7
B	16.6
Caa	7.8
Ca	0.1
Not Rated@	3.9

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

88

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited)

Security Description	Principal Amount(3)	Value (Note 2)

ASSET BACKED SECURITIES — 0.8%
Diversified Financial Services — 0.8%
American Express Credit Account Master Trust Series 2014-3, Class A 1.49% due 04/15/2020	$100,000	$100,528
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	115,000	116,794
Applebee’s Funding LLC/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	87,000	87,366
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.01% due 10/25/2034	149,265	138,348
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	106,084	105,090
BA Credit Card Trust Series 2015-A2, Class A 1.36% due 09/15/2020	134,000	134,318
CarMax Auto Owner Trust Series 2014-2, Class C 2.08% due 01/15/2020	54,000	54,285
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.80% due 04/15/2021	241,000	240,408
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(1)	226,000	231,280
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	172,000	176,510
Commercial Mtg. Trust VRS Series 2016-787S, Class A VRS 3.55% due 02/10/2036*(1)(5)	100,000	102,992
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(1)	80,000	82,253
Core Industrial Trust Series 2015-1, Class A 3.04% due 02/10/2034*(1)	207,000	209,358
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(2)	60,604	60,846
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	950,000	1,010,130
DB Master Finance LLC Series 2015-1A, Class A2II 3.98% due 02/20/2045*	67,320	66,398
Dell Equipment Finance Trust Series 2015-1, Class A3 1.30% due 03/23/2020*	134,000	133,476
Discover Card Execution Note Trust Series 2015-A4, Class A1 2.19% due 04/17/2023	675,000	685,925
First Franklin Mtg. Loan Trust FRS Series 2006-FF15, Class A5 0.60% due 11/25/2036	165,360	142,069
Ford Credit Auto Owner Trust Series 2014-C, Class B 1.97% due 04/15/2020	119,000	120,322
Ford Credit Auto Owner Trust* Series 2015-2, Class A 2.44% due 01/15/2027	120,000	121,469

Security Description	Principal Amount(3)	Value (Note 2)

Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	$75,000	$77,247
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class A2 3.10% due 12/15/2047(1)	229,000	239,249
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	295,000	294,932
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	242,000	241,836
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*	43,792	43,937
Sierra Timeshare Receivables Funding LLC Series 2015-2A, Class A 2.43% due 06/20/2032*	68,284	68,167
Synchrony Credit Card Master Note Trust Series 2015-3, Class A 1.74% due 09/15/2021	125,000	124,992
Wells Fargo Commercial Mtg. Trust Series BH3-C26, Class A2 2.66% due 02/15/2048(1)	200,000	204,359
Wells Fargo Commercial Mtg. Trust Series 2015-P2, Class A4 3.81% due 12/15/2048(1)	300,000	319,242
Wendys Funding LLC Series 2015-1A, Class A2I 3.37% due 06/15/2045*	109,725	106,949
Wendys Funding LLC Series 2015-1A, Class A23 4.50% due 06/15/2045*	59,850	58,300

Total Asset Backed Securities
(cost $5,858,332)		5,899,375

U.S. CORPORATE BONDS & NOTES — 44.5%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	358,000	357,539

Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	651,000	665,326
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	294,000	300,968
Boeing Co. Senior Notes 0.95% due 05/15/2018	588,000	583,466
Boeing Co. Senior Notes 2.20% due 10/30/2022	465,000	461,024
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	212,000	227,949

		2,238,733

Aerospace/Defense - Equipment — 0.7%
Harris Corp. Senior Notes 4.85% due 04/27/2035	587,000	586,134

89

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense - Equipment (continued)
Harris Corp. Senior Notes 5.05% due 04/27/2045		$556,000	$569,747
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*		1,488,000	1,458,240
Orbital ATK, Inc. Company Guar. Notes 5.25% due 10/01/2021		1,439,000	1,465,981
Orbital ATK, Inc. Company Guar. Notes 5.50% due 10/01/2023*		981,000	1,012,883
United Technologies Corp. Senior Notes 1.88% due 02/22/2026	EUR	205,000	221,883

			5,314,868

Airlines — 0.5%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019		1,288,000	1,291,220
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(5)		57,228	57,800
United Airlines Pass-Through Trust Pass-Through Certs Series 2014-2, Class B 4.63% due 03/03/2024		1,200,000	1,206,000
United Airlines Pass-Through Trust Pass-Through Certs Series 2013-1, Class B 5.38% due 02/15/2023		1,192,562	1,210,450

			3,765,470

Alternative Waste Technology — 0.3%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020		1,899,000	1,861,020

Applications Software — 0.1%
Microsoft Corp. Senior Notes 1.30% due 11/03/2018		503,000	505,160

Auto - Cars/Light Trucks — 0.6%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017		898,000	896,108
American Honda Finance Corp. Senior Notes 2.63% due 10/14/2022	GBP	290,000	412,349
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*		994,000	985,764
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*		344,000	346,329
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017		479,000	476,953
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*		1,208,000	1,211,409

Security Description	Principal Amount(3)		Value (Note 2)

Auto - Cars/Light Trucks (continued)
Toyota Motor Credit Corp. Senior Notes 1.55% due 07/13/2018		$402,000	$402,075

			4,730,987

Auto - Heavy Duty Trucks — 0.3%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*		1,675,000	1,716,875
PACCAR Financial Corp. Senior Notes 1.65% due 02/25/2019		166,000	166,096

			1,882,971

Auto/Truck Parts & Equipment - Original — 0.3%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021		1,100,000	1,133,000
Omega US Sub LLC Senior Notes 8.75% due 07/15/2023*		1,509,000	1,365,645

			2,498,645

Banks - Commercial — 0.9%
Bank of Nova Scotia/The Sub. Notes 4.50% due 12/16/2025		617,000	604,028
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025		1,188,000	1,191,188
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020		1,469,000	1,458,395
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019		674,000	670,952
KeyBank NA Senior Notes 2.25% due 03/16/2020		393,000	390,234
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021		572,000	569,165
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037		937,000	1,206,950
Woori Bank Sub. Notes 4.75% due 04/30/2024		550,000	566,923

			6,657,835

Banks - Fiduciary — 0.1%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*		842,000	862,098

Banks - Super Regional — 0.4%
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021		390,000	389,154
Wells Fargo & Co Senior Notes 1.50% due 09/12/2022	EUR	700,000	785,807
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026		372,000	384,191

90

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(3)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Super Regional (continued)
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	$948,000	$983,751
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	195,000	197,671

		2,740,574

Batteries/Battery Systems — 0.2%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*#	1,628,000	1,550,670

Brewery — 0.7%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	394,000	397,705
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	738,000	750,539
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	323,000	331,920
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	456,000	470,692
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,345,000	1,410,028
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	1,644,000	1,647,801

		5,008,685

Broadcast Services/Program — 0.2%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	1,867,000	1,694,303

Building & Construction Products - Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.00% due 10/15/2025*	526,000	534,548
GCP Applied Technologies, Inc. Company Guar. Notes 9.50% due 02/01/2023	333,000	356,310

		890,858

Building & Construction - Misc. — 0.2%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	1,971,000	1,835,494

Building Products - Cement — 0.2%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*#	1,324,000	1,195,042

Building Products - Wood — 0.1%
Masco Corp. Senior Notes 4.45% due 04/01/2025	789,000	783,572

Cable/Satellite TV — 1.0%
Altice US Finance I Corp Senior Sec. Notes 5.38% due 07/15/2023*	700,000	708,750

Security Description	Principal Amount(3)		Value (Note 2)

Cable/Satellite TV (continued)
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*		$1,817,000	$1,821,542
CCO Holdings LLC Company Guar. Notes 5.88% due 04/01/2024*#		1,250,000	1,276,563
CCO Safari II LLC Senior Sec. Notes 3.58% due 07/23/2020*		707,000	708,408
CCO Safari II LLC Senior Sec. Notes 6.38% due 10/23/2035*		328,000	342,590
CCOH Safari LLC Senior Notes 5.75% due 02/15/2026*		1,280,000	1,283,366
Comcast Corp. Company Guar. Notes 5.50% due 11/23/2029	GBP	315,000	537,501
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023		1,000,000	885,000

			7,563,720

Casino Hotels — 0.9%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020		1,716,000	1,677,390
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021#		1,905,000	1,643,062
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*		1,520,000	1,440,200
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*		1,229,000	1,173,695
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*		600,000	597,000

			6,531,347

Cellular Telecom — 1.1%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021		8,104,000	6,098,260
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024		707,000	726,442
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026		1,305,000	1,322,448

			8,147,150

Chemicals - Diversified — 0.3%
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*		1,485,000	1,329,075
Solvay Finance America LLC Company Guar. Notes 4.45% due 12/03/2025*		770,000	772,278

			2,101,353

91

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Chemicals - Plastics — 0.0%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*		$94,000	$89,300

Chemicals - Specialty — 0.2%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		319,000	410,722
Tronox Finance LLC Company Guar. Notes 7.50% due 03/15/2022*		1,584,000	978,120

			1,388,842

Coal — 0.1%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*		1,349,000	849,870

Coatings/Paint — 0.2%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045		991,000	975,972
Valspar Corp. Senior Notes 3.95% due 01/15/2026		255,000	257,622

			1,233,594

Commercial Services - Finance — 0.3%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020		295,000	300,996
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*		946,000	770,990
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*		2,099,000	1,374,845

			2,446,831

Computer Services — 0.3%
Hewlett Packard Enterprise Co. Company Guar. Notes 4.90% due 10/15/2025*		566,000	537,159
Hewlett Packard Enterprise Co. Company Guar. Notes 6.20% due 10/15/2035*		661,000	572,772
Hewlett Packard Enterprise Co. Company Guar. Notes 6.35% due 10/15/2045*		601,000	512,522
International Business Machines Corp. Senior Notes 1.75% due 03/07/2028	EUR	290,000	311,874
International Business Machines Corp. Senior Notes 3.45% due 02/19/2026		350,000	356,213

			2,290,540

Computer Software — 0.2%
Rackspace Hosting, Inc. Company Guar. Notes 6.50% due 01/15/2024*		1,345,000	1,267,663

Security Description	Principal Amount(3)		Value (Note 2)

Computers — 0.5%
Apple, Inc. Senior Notes 2.85% due 05/06/2021		$874,000	$910,428
Apple, Inc. Senior Notes 2.85% due 02/23/2023		581,000	594,128
Apple, Inc. Senior Notes 3.05% due 07/31/2029	GBP	275,000	379,896
Apple, Inc. Senior Notes 4.50% due 02/23/2036		631,000	658,435
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041		1,025,000	845,148

			3,388,035

Computers - Integrated Systems — 0.1%
Everi Payments, Inc. Senior Notes 10.00% due 01/15/2022		1,148,000	941,360

Consumer Products - Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020		224,000	224,587

Containers - Metal/Glass — 0.4%
Ball Corp. Company Guar. Notes 4.38% due 12/15/2020		837,000	874,665
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026		1,198,000	1,278,865
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025#*		1,065,000	1,038,375

			3,191,905

Containers - Paper/Plastic — 0.3%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023		1,070,000	1,070,000
Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*		243,000	245,646
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*		1,046,000	805,420

			2,121,066

Cosmetics & Toiletries — 0.1%
Colgate-Palmolive Co. FRS Senior Notes 0.05% due 05/14/2019	EUR	500,000	542,925
Procter & Gamble Co. Senior Notes 1.13% due 11/02/2023	EUR	280,000	314,598

			857,523

Data Processing/Management — 0.4%
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025		249,000	258,719

92

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Data Processing/Management (continued)
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*		$350,000	$364,000
First Data Corp. Sec. Notes 5.75% due 01/15/2024*		2,086,000	2,099,037

			2,721,756

Diagnostic Equipment — 0.1%
Danaher Corp. Senior Notes 3.35% due 09/15/2025		428,000	451,029
Danaher Corp. Senior Notes 4.38% due 09/15/2045		237,000	254,666

			705,695

Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024		1,325,000	1,348,188

Disposable Medical Products — 0.1%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*		758,000	712,520

Distribution/Wholesale — 0.3%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022#		1,320,000	1,257,300
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023		987,000	947,520

			2,204,820

Diversified Banking Institutions — 3.0%
Bank of America Corp. Senior Notes 2.50% due 07/27/2020	EUR	800,000	930,027
Bank of America Corp. Senior Notes 2.60% due 01/15/2019		755,000	758,742
Bank of America Corp. Senior Notes 2.63% due 10/19/2020		362,000	358,850
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025		603,000	581,155
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026		788,000	777,681
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037		748,000	814,124
Bank of America Corp. Senior Notes 7.00% due 07/31/2028	GBP	200,000	368,230
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025		49,000	56,318
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018		1,330,000	1,317,526
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025		244,000	233,770

Security Description	Principal Amount(3)		Value (Note 2)

Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025		$599,000	$595,826
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		525,000	516,506
Citigroup, Inc. Senior Notes 5.15% due 05/21/2026	GBP	60,000	95,105
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		344,000	361,394
Goldman Sachs Group, Inc. Senior Notes 2.13% due 09/30/2024	EUR	525,000	582,164
Goldman Sachs Group, Inc. Senior Notes 2.63% due 08/19/2020	EUR	500,000	580,441
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023		713,000	725,014
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025		745,000	741,201
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045		217,000	220,742
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045		258,000	245,975
Goldman Sachs Group, Inc. Sub. Notes 6.13% due 05/14/2017	GBP	300,000	435,905
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033		736,000	860,424
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		1,176,000	1,344,086
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019		1,020,000	1,019,330
JPMorgan Chase & Co. Senior Notes 2.63% due 04/23/2021	EUR	700,000	827,742
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022		471,000	478,509
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026		791,000	802,309
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045		340,000	342,949
Morgan Stanley Senior Notes 2.38% due 03/31/2021	EUR	725,000	837,384
Morgan Stanley Senior Notes 2.80% due 06/16/2020		368,000	369,845
Morgan Stanley Sub. Notes 4.10% due 05/22/2023		975,000	982,952

93

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 4.75% due 03/22/2017		$1,722,000	$1,778,423
Morgan Stanley Sub. Notes 5.00% due 11/24/2025		629,000	661,626
Morgan Stanley Senior Notes 6.50% due 12/28/2018	EUR	550,000	699,831

			22,302,106

Diversified Financial Services — 0.1%
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*		721,000	726,434

Diversified Manufacturing Operations — 0.5%
3M Co. FRS Senior Notes 0.05% due 05/15/2020	EUR	500,000	539,423
General Electric Co. Senior Notes 1.88% due 05/28/2027	EUR	500,000	582,408
General Electric Co. Senior Notes 2.70% due 10/09/2022		644,000	665,953
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043		802,000	909,247
Textron, Inc. Senior Notes 4.63% due 09/21/2016		630,000	640,162
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024		503,000	429,155

			3,766,348

Diversified Operations — 0.0%
MUFG Americas Holdings Corp. Senior Notes 1.63% due 02/09/2018		332,000	329,587

Educational Software — 0.1%
Blackboard, Inc. Senior Notes 7.75% due 11/15/2019*		1,085,000	873,425

Electric - Distribution — 0.1%
Entergy Louisiana LLC 1st Mtg. Notes 4.95% due 01/15/2045		491,000	494,143

Electric - Generation — 0.0%
NRG REMA LLC Sub. Notes 9.24% due 07/02/2017		156,705	153,571

Electric - Integrated — 1.8%
AES Corp. Senior Notes 4.88% due 05/15/2023		1,425,000	1,282,500
AES Corp. Senior Notes 5.50% due 03/15/2024		1,805,000	1,660,600
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020		352,000	353,436

Security Description	Principal Amount(3)	Value (Note 2)

Electric - Integrated (continued)
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	$901,000	$966,667
Entergy Arkansas, Inc. 1st Mtg. Bonds 3.50% due 04/01/2026#	171,000	180,721
Entergy Arkansas, Inc. 1st Mtg. Notes 4.95% due 12/15/2044	544,000	552,174
Exelon Corp. Senior Notes 4.95% due 06/15/2035*	278,000	284,231
Exelon Corp. Senior Notes 5.10% due 06/15/2045*	285,000	291,082
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	477,000	477,152
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	543,000	674,680
Indiana Michigan Power Co. Senior Notes 4.55% due 03/15/2046	117,000	116,599
Louisville Gas & Electric Co. 1st Mtg. Notes 4.38% due 10/01/2045	73,000	78,721
Mirant Mid Atlantic LLC Pass Through Trust Pass-Through Certs. 9.13% due 06/30/2017	99,661	95,176
Mirant Mid Atlantic LLC Pass Through Trust 1st. Mtg. Bonds 10.06% due 12/30/2028	1,861,877	1,815,330
South Carolina Electric & Gas Co. 1st. Mtg. Bonds 5.10% due 06/01/2065	356,000	382,441
Southern California Edison Co. 1st. Mtg. Notes 1.13% due 05/01/2017	895,000	894,669
Southern Co. Senior Notes 1.30% due 08/15/2017	769,000	763,658
Southern Power Co. Senior Notes 4.15% due 12/01/2025	532,000	534,475
Talen Energy Supply LLC Senior Notes 6.50% due 06/01/2025	2,227,000	1,536,630
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	388,000	398,113

		13,339,055

Electronic Components - Misc. — 0.1%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	392,000	388,367

Electronic Components - Semiconductors — 0.4%
Intel Corp. Senior Notes 1.35% due 12/15/2017	1,403,000	1,411,644
Micron Technology, Inc. Senior Notes 5.63% due 01/15/2026*	1,500,000	1,215,000

		2,626,644

94

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(3)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electronics - Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	$59,000	$55,465

Energy - Alternate Sources — 0.2%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	2,084,000	1,563,000

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.90% due 05/15/2035	383,000	366,440

Entertainment Software — 0.0%
Finance - Auto Loans — 0.7%
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024#	1,724,000	1,736,930
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	1,383,000	1,341,510
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023*	2,080,000	1,965,600

		5,044,040

Finance - Commercial — 0.2%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	1,403,000	989,115
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	513,000	395,010

		1,384,125

Finance - Consumer Loans — 0.7%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	2,643,000	1,823,670
Navient Corp. Senior Notes 5.88% due 10/25/2024	950,000	769,500
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	1,898,000	1,795,982
SLM Corp. Senior Notes 5.63% due 08/01/2033	102,000	66,300
Synchrony Financial Senior Notes 4.25% due 08/15/2024	698,000	697,039

		5,152,491

Finance - Credit Card — 0.3%
Discover Financial Services Senior Notes 3.75% due 03/04/2025	719,000	678,550
Visa, Inc. Senior Notes 2.20% due 12/14/2020	950,000	967,067
Visa, Inc. Senior Notes 3.15% due 12/14/2025	297,000	308,449
Visa, Inc. Senior Notes 4.30% due 12/14/2045	291,000	312,505

		2,266,571

Security Description	Principal Amount(3)	Value (Note 2)

Finance - Investment Banker/Broker — 0.1%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	$97,000	$7,585
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(14)	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(14)	143,000	14
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	460,000	467,123

		474,733

Finance - Mortgage Loan/Banker — 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,925,000	1,799,875

Finance - Other Services — 0.3%
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	327,000	326,553
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017#	1,285,000	1,285,574
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	656,000	656,800
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	285,000	287,540

		2,556,467

Firearms & Ammunition — 0.1%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	1,170,000	678,600

Food - Dairy Products — 0.1%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	900,000	946,971

Food - Flour & Grain — 0.2%
Post Holdings, Inc. Company Guar. Notes 7.75% due 03/15/2024*#	1,019,000	1,115,805

Food - Meat Products — 0.2%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	1,839,000	1,627,515

Food - Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	721,000	788,876

Food - Retail — 0.2%
Kroger Co. Senior Notes 3.50% due 02/01/2026	298,000	307,556
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022#	1,949,000	1,520,220

		1,827,776

95

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Food - Wholesale/Distribution — 0.2%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*		$1,269,000	$1,170,653

Gambling (Non-Hotel) — 0.2%
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*		912,000	886,920
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022		892,000	700,220
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(5)(14)		272,905	2,674

			1,589,814

Gas - Distribution — 0.0%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043		312,000	305,782

Hotels/Motels — 0.2%
Hyatt Hotels Corp. Senior Notes 4.85% due 03/15/2026		265,000	264,788
Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023*		1,110,000	1,090,575

			1,355,363

Human Resources — 0.2%
Team Health, Inc. Company Guar. Notes 7.25% due 12/15/2023*		1,192,000	1,251,600

Independent Power Producers — 0.5%
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022		1,260,000	1,052,100
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018		1,253,000	814,450
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022		2,293,000	1,937,585

			3,804,135

Industrial Gases — 0.2%
Airgas, Inc. Senior Notes 3.05% due 08/01/2020		202,000	205,536
Praxair, Inc. Senior Notes 1.20% due 02/12/2024	EUR	580,000	641,366
Praxair, Inc. Senior Notes 1.50% due 03/11/2020	EUR	575,000	654,158

			1,501,060

Insurance Brokers — 0.2%
USI, Inc. Senior Notes 7.75% due 01/15/2021*		1,315,000	1,209,800

Security Description	Principal Amount(3)	Value (Note 2)

Insurance - Life/Health — 0.2%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	$ 734,000	$711,980
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	305,000	341,231
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*#	784,000	779,961

		1,833,172

Insurance - Multi-line — 0.2%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	1,266,000	1,483,094
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	322,000	318,519

		1,801,613

Insurance - Mutual — 0.4%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	411,000	379,370
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	1,146,000	1,155,434
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	387,000	381,944
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	801,000	804,608

		2,721,356

Internet Connectivity Services — 0.2%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	1,447,000	1,399,973

Internet Content - Entertainment — 0.2%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	1,306,000	1,368,035

Investment Management/Advisor Services — 0.4%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	1,645,000	1,566,863
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	1,821,000	1,602,480

		3,169,343

Machinery - Farming — 0.3%
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	1,055,000	1,054,264
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	1,193,000	1,199,087

		2,253,351

96

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Marine Services — 0.2%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019		$1,298,000	$1,210,385

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022		187,000	185,933
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025		605,000	598,828
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045		310,000	292,307
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*		1,121,000	1,125,505

			2,202,573

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021		422,000	431,119
Greatbatch, Ltd. Company Guar. Notes 9.13% due 11/01/2023*		1,329,000	1,292,453

			1,723,572

Medical - Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.00% due 02/25/2026	EUR	190,000	208,808
Amgen, Inc. Senior Notes 2.13% due 09/13/2019	EUR	575,000	660,130
Celgene Corp. Senior Notes 5.00% due 08/15/2045		509,000	520,907
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046		116,000	122,316

			1,512,161

Medical - Drugs — 0.6%
Baxalta, Inc. Senior Notes 3.60% due 06/23/2022*		518,000	513,591
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 7.75% due 01/15/2022*		1,265,000	1,312,437
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*		702,000	765,631
Johnson & Johnson Senior Notes 3.55% due 03/01/2036		420,000	420,574
Johnson & Johnson Senior Notes 3.70% due 03/01/2046		420,000	420,752
Merck & Co., Inc. Senior Notes 1.88% due 10/15/2026	EUR	1,000,000	1,169,101

			4,602,086

Security Description	Principal Amount(3)	Value (Note 2)

Medical - HMO — 0.4%
Centene Escrow Corp. Senior Notes 5.63% due 02/15/2021*	$261,000	$272,745
Centene Escrow Corp. Senior Notes 6.13% due 02/15/2024*	1,052,000	1,116,435
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	598,000	597,621
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	499,000	498,882
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	362,000	378,434

		2,864,117

Medical - Hospitals — 1.2%
HCA, Inc. Senior Sec. Notes 4.75% due 05/01/2023	850,000	863,812
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	2,632,000	2,539,880
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	2,697,000	2,562,150
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	1,899,000	1,917,990
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	958,000	718,500

		8,602,332

Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 4.95% due 10/15/2045	220,000	214,382
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	288,000	227,276
Walt Disney Co. Senior Notes 1.50% due 09/17/2018	503,000	507,032
Walt Disney Co. Senior Notes 1.65% due 01/08/2019#	252,000	255,468

		1,204,158

Music — 0.3%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	1,206,000	1,224,090
WMG Acquisition Corp. Company Guar. Notes 6.75% due 04/15/2022*	1,340,000	1,259,600

		2,483,690

Networking Products — 0.3%
Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018	649,000	650,685

97

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(3)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Networking Products (continued)
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	$1,293,000	$1,318,577
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	554,000	559,206

		2,528,468

Oil & Gas Drilling — 0.1%
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	609,000	395,850

Oil Companies - Exploration & Production — 1.3%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	1,152,000	956,327
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	1,600,000	1,136,000
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021(19)	635,000	44,450
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	1,543,000	416,610
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	1,350,000	297,000
Halcon Resources Corp. Sec. Notes 12.00% due 02/15/2022*	390,000	185,250
Hess Corp. Senior Notes 5.60% due 02/15/2041	320,000	230,093
Hess Corp. Senior Notes 7.88% due 10/01/2029	230,000	210,646
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,589,000	1,080,520
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021	1,147,000	114,700
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	1,588,000	1,373,620
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	642,000	540,197
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	131,000	96,355
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020#	1,517,000	728,160
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022#	1,880,000	1,099,800
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	1,010,000	85,850

Security Description	Principal Amount(3)	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022	$1,126,000	$112,600
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	1,372,000	487,060
SM Energy Co. Senior Notes 5.63% due 06/01/2025#	899,000	361,848
Southwestern Energy Co. Senior Notes 3.30% due 01/23/2018	187,000	134,640
Southwestern Energy Co. Senior Notes 4.95% due 01/23/2025#	455,000	267,881

		9,959,607

Oil Companies - Integrated — 0.4%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	748,000	743,289
Chevron Corp. Senior Notes 1.96% due 03/03/2020	412,000	405,103
ConocoPhillips Co. Company Guar. Notes 1.50% due 05/15/2018	276,000	264,348
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	757,000	755,744
Exxon Mobil Corp. Senior Notes 3.04% due 03/01/2026	391,000	391,000
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	435,000	435,000
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	517,000	349,837

		3,344,321

Oil Refining & Marketing — 0.4%
Calumet Specialty Products Partner LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	1,719,000	1,035,697
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	1,190,000	1,216,775
PBF Holding Co LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023*	1,090,000	940,125

		3,192,597

Oil - Field Services — 0.1%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	698,000	394,370
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021	236,000	174,050
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.88% due 02/15/2023	392,000	282,240

		850,660

98

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(3)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products — 0.8%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	$680,000	$640,050
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	805,000	797,959
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	1,443,000	1,454,597
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	1,569,000	1,613,842
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	447,000	494,795
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	917,000	903,245

		5,904,488

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	465,000	468,839

Pipelines — 1.3%
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018*	144,000	138,159
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,105,000	1,011,075
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	430,000	312,121
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	254,000	184,744
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	1,048,000	873,298
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	937,000	702,750
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.75% due 02/15/2021	1,000,000	825,000
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	933,000	718,410
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	270,000	189,244
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	408,000	411,745
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	503,000	466,192
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,779,000	1,005,135
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	825,000	761,062

Security Description	Principal Amount(3)	Value (Note 2)

Pipelines (continued)
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	$737,000	$701,993
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	783,000	736,020
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	1,077,000	990,840

		10,027,788

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	444,000	443,469

Printing - Commercial — 0.3%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	1,269,000	1,278,518
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	1,725,000	1,289,437

		2,567,955

Publishing - Newspapers — 0.3%
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*#	1,121,000	1,062,148
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022#	1,335,000	1,174,800

		2,236,948

Publishing - Periodicals — 0.5%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	2,955,000	2,851,575
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	1,229,000	1,035,432

		3,887,007

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	908,000	905,730

Real Estate Investment Trusts — 1.3%
Communications Sales & Leasing, Inc./CSL Capital LLC Senior Sec. Notes 6.00% due 04/15/2023*	854,000	823,931
Communications Sales & Leasing, Inc./CSL Capital LLC Company Guar. Notes 8.25% due 10/15/2023	670,000	597,975
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	1,825,000	1,774,813
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	904,000	913,040
Equinix, Inc. Senior Notes 5.88% due 01/15/2026	955,000	997,975
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	931,000	903,070

99

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019		$1,526,000	$1,421,088
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027		788,000	744,231
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024		676,000	691,021
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026		481,000	486,958

			9,354,102

Real Estate Management/Services — 0.2%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024		1,406,000	1,346,245

Real Estate Operations & Development — 0.4%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*		1,903,000	1,964,847
Prologis LP Company Guar. Notes 1.38% due 05/13/2021	EUR	675,000	726,795

			2,691,642

Rental Auto/Equipment — 0.2%
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023		825,000	825,000
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025		1,000,000	948,750

			1,773,750

Retail - Appliances — 0.1%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022		1,335,000	1,041,300

Retail - Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021		286,000	287,685
Home Depot, Inc. Senior Notes 3.00% due 04/01/2026		293,000	302,943

			590,628

Retail - Computer Equipment — 0.2%
GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019#*		1,477,000	1,465,923

Retail - Discount — 0.2%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022		775,000	782,664
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017		641,000	661,283

			1,443,947

Security Description	Principal Amount(3)	Value (Note 2)

Retail - Drug Store — 0.2%
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	$365,019	$380,257
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	233,628	253,983
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	498,224	548,250

		1,182,490

Retail - Pawn Shops — 0.2%
Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018	1,175,000	1,154,438

Retail - Regional Department Stores — 0.0%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	211,000	186,005

Retail - Restaurants — 0.7%
Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*	1,300,000	1,361,750
McDonald’s Corp. Senior Notes 3.70% due 01/30/2026	382,000	397,712
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	274,000	283,558
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	385,000	406,358
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	3,131,000	2,669,178

		5,118,556

Rubber - Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 5.13% due 11/15/2023	857,000	880,568

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(5)(6)(10)(14)	25,000	0

Satellite Telecom — 0.2%
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	1,204,000	1,303,330

Savings & Loans/Thrifts — 0.6%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	799,000	818,542
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	2,087,000	2,354,155
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	1,358,000	1,558,622

		4,731,319

100

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Schools — 0.1%
President and Fellows of Harvard College Notes 3.62% due 10/01/2037		$233,000	$237,530
University of Pennsylvania Senior Notes 4.67% due 09/01/2112		521,000	557,752

			795,282

Specified Purpose Acquisitions — 0.2%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*		2,152,000	1,603,240

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054		905,000	795,626

Steel - Producers — 0.3%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018#		1,000,000	910,000
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021		1,214,000	1,183,650

			2,093,650

Steel - Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021		402,000	302,505

Telephone - Integrated — 1.9%
AT&T, Inc. Senior Notes 1.45% due 06/01/2022	EUR	550,000	608,767
AT&T, Inc. Senior Notes 3.00% due 06/30/2022		1,274,000	1,262,544
AT&T, Inc. Senior Notes 4.35% due 06/15/2045		701,000	596,974
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		881,000	808,695
AT&T, Inc. Senior Notes 4.75% due 05/15/2046		548,000	500,222
AT&T, Inc. Senior Notes 5.80% due 02/15/2019		310,000	342,041
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025		816,000	718,080
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022		49,000	47,591
CenturyLink, Inc. Senior Notes 6.88% due 01/15/2028		536,000	422,100
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018		510,000	527,850
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*		1,474,000	1,488,740

Security Description	Principal Amount(3)		Value (Note 2)

Telephone - Integrated (continued)
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025*		$3,298,000	$3,302,122
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021		764,000	776,000
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		313,000	294,024
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055		1,326,000	1,171,070
Verizon Communications, Inc. Senior Notes 4.75% due 02/17/2034	GBP	550,000	799,716
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046		710,000	693,656
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033		51,000	59,427

			14,419,619

Theaters — 0.2%
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022		771,000	801,840
Regal Entertainment Group Senior Notes 5.75% due 03/15/2022		217,000	219,441
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025		635,000	615,950

			1,637,231

Transport - Rail — 0.1%
Union Pacific Corp. Senior Notes 4.38% due 11/15/2065		420,000	397,636

Travel Services — 0.2%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*		1,484,000	1,495,130

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*		267,000	259,823

Wire & Cable Products — 0.3%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022		3,442,000	2,504,055

Total U.S. Corporate Bonds & Notes
(cost $361,661,916)			331,772,510

FOREIGN CORPORATE BONDS & NOTES — 20.3%
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 4.13% due 06/08/2022	GBP	250,000	376,145
Rolls-Royce PLC Company Guar. Notes 2.38% due 10/14/2020*		676,000	675,009

			1,051,154

101

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Agricultural Chemicals — 0.2%
Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*		$1,375,000	$1,189,375

Airlines — 0.2%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*		957,000	985,710
Latam Airlines Group SA* Senior Notes 7.25% due 06/09/2020		300,000	270,000

			1,255,710

Airport Development/Maintenance — 0.2%
Heathrow Funding, Ltd. Senior Sec. Notes 1.88% due 05/23/2024	EUR	1,100,000	1,263,963
Heathrow Funding, Ltd. Senior Sec. Notes 6.75% due 12/03/2028	GBP	325,000	594,403

			1,858,366

Appliances — 0.1%
Arcelik AS Senior Notes 5.00% due 04/03/2023		550,000	509,942

Auto - Cars/Light Trucks — 0.6%
BMW Finance NV Company Guar. Notes 3.38% due 12/14/2018	GBP	505,000	734,786
Daimler AG Senior Notes 2.75% due 12/04/2020	GBP	400,000	574,704
FCE Bank PLC Senior Notes 1.53% due 11/09/2020	EUR	500,000	545,362
Renault SA Senior Notes 3.63% due 09/19/2018	EUR	790,000	920,894
Volkswagen Financial Services NV Company Guar. Notes 2.38% due 11/13/2018	GBP	400,000	556,007
Volkswagen Financial Services NV Company Guar. Notes 2.63% due 07/22/2019	GBP	400,000	556,840
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*		413,000	412,815

			4,301,408

Auto/Truck Parts & Equipment - Original — 0.1%
Tenedora Nemak SA de CV Senior Notes 5.50% due 02/28/2023*		400,000	398,000
Tupy Overseas SA Company Guar. Notes 6.63% due 07/17/2024		450,000	376,312

			774,312

Banks - Commercial — 3.6%
Abbey National Treasury Services PLC Company Guar. Notes 1.13% due 01/14/2022	EUR	1,550,000	1,641,056
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017		71,000	70,864

Security Description	Principal Amount(3)		Value (Note 2)

Banks - Commercial (continued)
Abbey National Treasury Services PLC Company Guar. Notes 3.88% due 10/15/2029	GBP	150,000	$213,405
ANZ New Zealand Int’l, Ltd. Company Guar. Notes 1.13% due 03/24/2016*		1,318,000	1,318,232
Banco ABC Brasil SA Senior Notes 8.50% due 03/28/2016*(14)	BRL	3,200,000	787,339
Banco de Credito del Peru/Panama Senior Notes 5.38% due 09/16/2020		450,000	478,125
Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024		275,000	284,638
BPCE SA Senior Notes 1.38% due 05/22/2019	EUR	700,000	787,147
BPCE SA Senior Notes 2.88% due 01/16/2024	EUR	700,000	863,622
BPCE SA Sub. Notes 4.50% due 03/15/2025*		740,000	698,080
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 5.25% due 05/23/2041	GBP	190,000	315,853
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands Senior Notes 4.55% due 08/30/2029	GBP	250,000	401,316
Credit Suisse AG Senior Notes 1.70% due 04/27/2018		262,000	259,236
Credit Suisse AG Senior Notes 3.00% due 10/29/2021		768,000	768,723
Credit Suisse AG FRS Sub. Notes 5.75% due 09/18/2025	EUR	500,000	568,990
Danske Bank A/S FRS Sub. Notes 3.88% due 10/04/2023	EUR	525,000	602,744
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*		998,000	1,006,246
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020		350,000	388,878
ING Bank NV Senior Notes 4.00% due 03/15/2016*		585,000	585,676
ING Bank NV Senior Notes 5.38% due 04/15/2021	GBP	300,000	480,307
Intesa Sanpaolo SpA Senior Notes 2.00% due 06/18/2021	EUR	450,000	505,559
Intesa Sanpaolo SpA Senior Notes 3.50% due 01/17/2022	EUR	1,325,000	1,603,126
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*		863,000	792,951

102

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Malayan Banking Bhd FRS Sub. Notes 3.25% due 09/20/2022		$250,000	$250,418
National Australia Bank, Ltd. Senior Notes 2.75% due 03/09/2017		540,000	547,652
National Australia Bank, Ltd. Senior Notes 2.75% due 08/08/2022	EUR	800,000	963,353
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017		1,085,000	1,081,345
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018		474,000	475,154
Nordea Bank AB Senior Notes 2.13% due 11/13/2019	GBP	150,000	211,329
Oversea-Chinese Banking Corp., Ltd. VRS Sub. Notes 4.00% due 10/15/2024*		280,000	288,403
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026		742,000	742,887
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025		1,200,000	1,115,969
Sberbank of Russia Via SB Capital SA Senior Notes 6.13% due 02/07/2022		350,000	360,095
Siam Commercial Bank PCL Senior Notes 3.50% due 04/07/2019*		200,000	205,307
Skandinaviska Enskilda Banken AB Senior Notes 1.88% due 11/14/2019	EUR	700,000	802,079
Skandinaviska Enskilda Banken AB FRS Sub. Notes 2.50% due 05/28/2026	EUR	600,000	657,347
Standard Chartered Bank Sub. Notes 5.88% due 09/26/2017	EUR	450,000	516,870
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.45% due 10/20/2020		567,000	565,666
Svenska Handelsbanken AB FRS Sub. Notes 2.66% due 01/15/2024	EUR	1,050,000	1,177,481
Svenska Handelsbanken AB Senior Notes 3.00% due 11/20/2020	GBP	375,000	544,718
Westpac Banking Corp. Senior Notes 4.13% due 05/25/2018	EUR	575,000	680,285
Zenith Bank PLC Senior Notes 6.25% due 04/22/2019*		450,000	397,161

			27,005,632

Banks - Money Center — 0.5%
ABN AMRO Bank NV Senior Notes 2.50% due 11/29/2023	EUR	475,000	572,519

Security Description	Principal Amount(3)		Value (Note 2)

Banks - Money Center (continued)
ABN AMRO Bank NV Senior Notes 4.13% due 03/28/2022	EUR	600,000	$780,542
Bank of Scotland PLC Sub. Notes 6.38% due 08/16/2019	GBP	275,000	417,743
Lloyds Bank PLC FRS Sub. Notes 11.88% due 12/16/2021	EUR	950,000	1,116,394
Mizuho Bank, Ltd. Company Guar. Notes 2.15% due 10/20/2018*		314,000	313,750
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*		385,000	387,539

			3,588,487

Beverages - Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018		1,006,000	1,010,001

Beverages - Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017		823,000	879,552

Brewery — 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS Senior Notes 3.38% due 11/01/2022		500,000	420,125

Broadcast Services/Program — 0.0%
Grupo Televisa SAB Senior Notes 6.13% due 01/31/2046		226,000	220,540

Building Products - Cement — 0.1%
CRH Finance BV Company Guar. Notes 5.00% due 01/25/2019	EUR	500,000	615,757

Building - Residential/Commercial — 0.2%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*#		1,650,000	1,427,250

Cable/Satellite TV — 0.7%
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*		2,635,000	2,654,762
Altice Luxembourg SA Company Guar. Notes 7.75% due 05/15/2022*		1,582,000	1,530,585
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*		850,000	847,875

			5,033,222

Cellular Telecom — 0.2%
America Movil SAB de CV Senior Notes 5.00% due 10/27/2026	GBP	315,000	486,549
Empresa Nacional de Telecomunicaciones SA Senior Notes 4.88% due 10/30/2024		350,000	322,988
Millicom International Cellular SA Senior Notes 6.63% due 10/15/2021		310,000	291,400

103

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Turkcell Iletisim Hizmetleri AS Notes 5.75% due 10/15/2025*		$340,000	$325,125

			1,426,062

Chemicals - Diversified — 0.3%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*		1,500,000	1,470,000
Solvay SA Senior Notes 4.63% due 06/27/2018	EUR	600,000	717,267

			2,187,267

Chemicals - Plastics — 0.1%
Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*		640,000	531,200

Consumer Products - Misc. — 0.1%
Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*		671,000	656,235

Cruise Lines — 0.6%
NCL Corp., Ltd. Senior Notes 4.63% due 11/15/2020*		1,145,000	1,113,512
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022		267,000	271,005
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027		1,101,000	1,222,110
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*		1,858,000	1,570,010

			4,176,637

Diamonds/Precious Stones — 0.0%
Petra Diamonds US Treasury PLC Sec. Notes 8.25% due 05/31/2020*		200,000	156,000

Disposable Medical Products — 0.1%
ConvaTec Finance International SA 1st. Mtg. Bonds 8.25% due 01/15/2019*(7)		1,100,000	970,750

Diversified Banking Institutions — 2.4%
BNP Paribas SA Senior Notes 2.88% due 09/26/2023	EUR	700,000	859,228
BNP Paribas SA FRS Sub. Notes 2.88% due 03/20/2026	EUR	400,000	439,694
Credit Agricole SA Senior Notes 3.13% due 02/05/2026	EUR	400,000	503,314
Credit Agricole SA Sub. Notes 3.90% due 04/19/2021	EUR	600,000	724,516
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*		439,000	417,960
Credit Agricole SA Senior Notes 5.50% due 12/17/2021	GBP	400,000	650,040

Security Description	Principal Amount(3)		Value (Note 2)

Diversified Banking Institutions (continued)
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018		$952,000	$928,554
Deutsche Bank AG Senior Notes 3.13% due 01/13/2021		930,000	907,232
Deutsche Bank AG Sub. Notes 4.50% due 04/01/2025		918,000	777,984
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025		448,000	434,017
HSBC Holdings PLC Senior Notes 6.50% due 05/20/2024	GBP	250,000	416,700
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025*		1,686,000	1,660,820
Lloyds Banking Group PLC Company Guar. Notes 5.30% due 12/01/2045*		201,000	194,528
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021		883,000	889,806
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026		1,449,000	1,465,052
Royal Bank of Scotland Group PLC Senior Notes 1.63% due 06/25/2019	EUR	1,250,000	1,344,817
Royal Bank of Scotland PLC FRS Sub. Notes 10.50% due 03/16/2022	EUR	1,175,000	1,386,873
Societe Generale SA Senior Notes 5.00% due 12/20/2018	GBP	575,000	868,664
Societe Generale SA Sub. Notes 5.63% due 11/24/2045*		276,000	244,130
Societe Generale SA Sub. Notes 6.13% due 08/20/2018	EUR	550,000	674,149
UBS AG Senior Notes 1.13% due 06/30/2020	EUR	1,000,000	1,120,125
UBS AG Senior Notes 1.80% due 03/26/2018		597,000	597,605
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 09/24/2025*		309,000	307,688

			17,813,496

Diversified Financial Services — 0.3%
GE Capital International Funding Co. Company Guar. Notes 0.96% due 04/15/2016*		1,911,000	1,911,342

Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044		293,000	287,994

104

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Minerals — 0.4%
Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*		$367,000	$281,673
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*		290,000	214,600
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*		609,000	542,010
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022#		1,739,000	1,634,660
Teck Resources, Ltd. Company Guar. Notes 2.50% due 02/01/2018#		293,000	251,064

			2,924,007

E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. Company Guar. Notes 3.60% due 11/28/2024		500,000	490,523

Electric - Distribution — 0.0%
State Grid Overseas Investment 2014, Ltd.* Company Guar. Notes 4.13% due 05/07/2024		300,000	327,682

Electric - Generation — 0.4%
Electricite de France SA Senior Notes 2.35% due 10/13/2020*		1,688,000	1,692,861
Electricite de France SA Senior Notes 3.63% due 10/13/2025*		309,000	312,707
Electricite de France SA Senior Notes 4.95% due 10/13/2045*		711,000	712,345
Electricite de France SA Senior Notes 6.00% due 01/22/2114*		334,000	330,660

			3,048,573

Electric - Integrated — 0.7%
Colbun SA Senior Notes 4.50% due 07/10/2024		300,000	298,007
EDP Finance BV Senior Notes 6.63% due 08/09/2017	GBP	500,000	730,902
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP	294,000,000	82,136
Enel Finance International NV Company Guar. Notes 5.00% due 09/14/2022	EUR	700,000	947,983
Enel Finance International NV Company Guar. Notes 5.63% due 08/14/2024	GBP	175,000	283,077
GDF Suez Senior Notes 2.38% due 05/19/2026	EUR	1,300,000	1,565,784
Hrvatska Elektroprivreda Senior Notes 5.88% due 10/23/2022*		200,000	203,829
Iberdrola International BV Company Guar. Notes 2.50% due 10/24/2022	EUR	500,000	593,257

Security Description	Principal Amount(3)		Value (Note 2)

Electric - Integrated (continued)
SSE PLC Senior Notes 5.00% due 10/01/2018	GBP	150,000	$226,403

			4,931,378

Electric - Transmission — 0.1%
National Grid Electricity Transmission PLC Senior Notes 6.50% due 07/27/2028	GBP	272,000	516,651

Electronic Components - Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025		192,000	185,280

Electronic Components - Semiconductors — 0.2%
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*		1,380,000	1,459,350

Engineering/R&D Services — 0.1%
ABB Finance BV Company Guar. Notes 2.63% due 03/26/2019	EUR	400,000	466,492

Finance - Leasing Companies — 0.6%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018		328,000	332,526
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022		962,000	960,798
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019		1,146,000	1,213,385
Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021#		2,575,000	2,369,000

			4,875,709

Food - Meat Products — 0.0%
BRF SA Senior Notes 7.75% due 05/22/2018*(14)	BRL	1,000,000	205,451

Food - Misc./Diversified — 0.1%
General Mills, Inc. Senior Notes 2.10% due 11/16/2020	EUR	550,000	636,203
Nestle Finance International, Ltd. Company Guar. Notes 2.25% due 11/30/2023	GBP	135,000	193,791

			829,994

Food - Retail — 0.4%
Carrefour SA Senior Notes 4.00% due 04/09/2020	EUR	700,000	870,088
Casino Guichard Perrachon SA Senior Notes 3.16% due 08/06/2019	EUR	900,000	990,112
Cencosud SA Company Guar. Notes 5.15% due 02/12/2025		300,000	278,284
Tesco PLC Senior Notes 3.38% due 11/02/2018	EUR	500,000	563,473

			2,701,957

105

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Gambling (Non-Hotel) — 0.2%
International Game Technology PLC Senior Sec. Notes 6.25% due 02/15/2022*		$970,000	$916,044
International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*		578,000	514,420

			1,430,464

Gas - Distribution — 0.1%
Gas Natural Capital Markets SA Company Guar. Notes 5.13% due 11/02/2021	EUR	550,000	726,539

Gas - Transportation — 0.1%
National Grid Gas PLC Senior Notes 6.00% due 05/13/2038	GBP	90,000	169,781
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028		320,000	296,800

			466,581

Gold Mining — 0.1%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020		700,000	616,000
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044		330,000	285,699
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024		249,000	199,200

			1,100,899

Insurance - Multi-line — 0.2%
Willow No 2 Ireland PLC for Zurich Insurance Co., Ltd. Senior Sec. Notes 3.38% due 06/27/2022	EUR	500,000	612,983
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025		331,000	324,357
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045		742,000	705,818

			1,643,158

Insurance - Property/Casualty — 0.1%
Allied World Assurance Co. Holdings, Ltd. Company Guar. Notes 4.35% due 10/29/2025		468,000	468,742

Investment Management/Advisor Services — 0.1%
China Cinda Finance 2015 I, Ltd. Company Guar. Notes 4.25% due 04/23/2025*		600,000	579,499

Machinery - Construction & Mining — 0.1%
Ferreycorp SAA Company Guar. Notes 4.88% due 04/26/2020		500,000	473,125

Machinery - General Industrial — 0.1%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*		1,004,000	1,009,020

Security Description	Principal Amount(3)		Value (Note 2)

Medical - Drugs — 0.8%
Grifols Worldwide Operations, Ltd. Company Guar. Notes 5.25% due 04/01/2022		$2,029,000	$2,097,479
Roche Finance Europe BV Company Guar. Notes 5.38% due 08/29/2023	GBP	225,000	387,029
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*		3,000,000	2,715,000
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*		568,000	485,992

			5,685,500

Medical - Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020		654,000	664,694
Perrigo Finance Unlimited Co. Company Guar. Notes 3.50% due 12/15/2021		667,000	660,934

			1,325,628

Metal - Copper — 0.1%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*		769,000	380,655

Metal - Diversified — 0.1%
Glencore Finance Europe SA Company Guar. Notes 6.50% due 02/27/2019	GBP	350,000	468,027

Metal - Iron — 0.1%
Metalloinvest Finance, Ltd. Company Guar. Notes 5.63% due 04/17/2020		350,000	336,000
Samarco Mineracao SA Senior Notes 4.13% due 11/01/2022*		300,000	136,410

			472,410

Oil & Gas Drilling — 0.0%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*		1,472,000	294,400

Oil Companies - Exploration & Production — 0.6%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		644,000	577,145
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*		1,618,000	934,395
KazMunayGas National Co. JSC Senior Notes 6.38% due 04/09/2021		750,000	745,725
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		775,000	366,188
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*		1,495,000	721,337
Novatek OAO via Novatek Finance, Ltd. Senior Notes 6.60% due 02/03/2021		350,000	358,750

106

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		$600,000	$589,748

			4,293,288

Oil Companies - Integrated — 1.1%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017		1,340,000	1,326,420
BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR	800,000	952,752
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022		410,000	404,213
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024		258,000	246,531
BP Capital Markets PLC Company Guar. Notes 4.33% due 12/10/2018	GBP	150,000	220,701
Ecopetrol SA Senior Notes 4.13% due 01/16/2025		640,000	490,880
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*		250,000	251,390
Lukoil International Finance BV Company Guar. Notes 4.56% due 04/24/2023		350,000	318,724
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		300,000	93,780
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 11/15/2026		2,700,000	846,450
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		127,000	97,574
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*		320,000	332,720
Petronas Capital, Ltd. Company Guar. Notes 3.50% due 03/18/2025		500,000	497,693
Sasol Financing International PLC Company Guar. Notes 4.50% due 11/14/2022		600,000	559,500
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017		483,000	480,451
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020		529,000	515,126
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020		559,000	548,414
Total Capital International SA Company Guar. Notes 2.25% due 12/17/2020	GBP	200,000	282,310

			8,465,629

Security Description	Principal Amount(3)		Value (Note 2)

Oil Refining & Marketing — 0.1%
Reliance Industries, Ltd.* Senior Notes 4.13% due 01/28/2025		$500,000	$497,686
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	200,740

			698,426

Paper & Related Products — 0.3%
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*		1,472,000	1,372,640
Fibria Overseas Finance, Ltd. Company Guar. Notes 5.25% due 05/12/2024		250,000	237,025
Inversiones CMPC SA Notes 4.38% due 05/15/2023		250,000	245,495
Klabin Finance SA Company Guar. Notes 5.25% due 07/16/2024*		200,000	177,500

			2,032,660

Petrochemicals — 0.1%
Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*		700,000	705,250
Braskem Finance, Ltd. Company Guar. Notes 5.75% due 04/15/2021		350,000	316,316

			1,021,566

Printing - Commercial — 0.2%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*		1,570,000	1,522,900

Real Estate Operations & Development — 0.0%
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*		200,000	202,929

Retail - Major Department Stores — 0.1%
LS Finance 2022, Ltd. Company Guar. Notes 4.25% due 10/16/2022		500,000	503,304
Marks & Spencer PLC Senior Notes 6.13% due 12/06/2021	GBP	275,000	442,681

			945,985

Satellite Telecom — 0.2%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019		954,000	739,350
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021		619,000	430,205
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021		1,390,000	417,000

			1,586,555

107

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Security Services — 0.1%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*		$1,423,000	$996,100

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.26% due 01/15/2015*†(5)(9)(10)(14)		560,000	0

Steel - Producers — 0.1%
ArcelorMittal Senior Notes 7.25% due 02/25/2022#		1,162,000	1,048,589

Steel - Specialty — 0.0%
GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 04/16/2044*		200,000	121,000

Sugar — 0.0%
Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*(14)	BRL	1,600,000	321,948

SupraNational Banks — 0.2%
European Investment Bank Senior Notes 2.63% due 03/15/2035	EUR	490,000	684,885
North American Development Bank Senior Notes 2.30% due 10/10/2018		711,000	727,925

			1,412,810

Telecom Services — 0.0%
Bharti Airtel International Netherlands BV Company Guar. Notes 5.35% due 05/20/2024		300,000	317,541

Telephone - Integrated — 0.6%
British Telecom PLC Senior Notes 6.63% due 06/23/2017	GBP	250,000	369,984
British Telecommunications PLC Senior Notes 1.13% due 06/10/2019	EUR	400,000	446,928
British Telecommunications PLC Senior Notes 8.63% due 03/26/2020	GBP	250,000	436,388
Empresa de Telecomunicaciones de Bogota Senior Notes 7.00% due 01/17/2023*	COP	640,000,000	149,784
Koninklijke KPN NV Senior Notes 5.75% due 09/17/2029	GBP	375,000	601,841
Oi SA Senior Notes 9.75% due 09/15/2016*(14)	BRL	530,000	83,152
Orange SA Senior Notes 3.88% due 01/14/2021	EUR	500,000	631,818
Orange SA Senior Notes 7.25% due 11/10/2020	GBP	155,000	264,624
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		728,000	702,520
Telecom Italia SpA Senior Notes 7.38% due 12/15/2017	GBP	250,000	372,901

Security Description	Principal Amount(3)		Value (Note 2)

Telephone - Integrated (continued)
Telefonica Emisiones SAU Company Guar. Notes 4.69% due 11/11/2019	EUR	150,000	$186,305

			4,246,245

Transport - Marine — 0.1%
PT Pelabuhan Indonesia II* Senior Notes 4.25% due 05/05/2025		475,000	437,594

Transport - Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		355,000	371,024

Transport - Services — 0.0%
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		250,000	217,717

Warehousing & Harbor Transportation Services — 0.0%
DP World, Ltd. Senior Notes 6.85% due 07/02/2037		300,000	290,625

Total Foreign Corporate Bonds & Notes
(cost $165,463,141)			151,296,641

FOREIGN GOVERNMENT OBLIGATIONS — 7.9%
Electric - Distribution — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		553,000	555,371

Sovereign — 7.8%
Dominican Republic Senior Bonds 5.88% due 04/18/2024		495,000	490,050
Dominican Republic Senior Notes 5.88% due 04/18/2024*		390,000	386,100
Dominican Republic Senior Notes 6.60% due 01/28/2024*		309,000	318,270
Dominican Republic Notes 6.88% due 01/29/2026*		400,000	413,000
Dominican Republic Senior Bonds 7.45% due 04/30/2044		600,000	595,500
Dominican Republic Senior Notes 7.50% due 05/06/2021		320,000	344,800
Dominican Republic Senior Notes 8.63% due 04/20/2027		600,000	663,000
Federal Republic of Germany Bonds 0.50% due 02/15/2025	EUR	350,000	398,271
Federal Republic of Germany Bonds 1.75% due 02/15/2024	EUR	1,270,000	1,592,659
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	335,000	527,954
Federal Republic of Germany Bonds 6.25% due 01/04/2030	EUR	1,450,000	2,841,645

108

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		$417,000	$323,175
Federative Republic of Brazil Senior Notes 7.13% due 01/20/2037		3,000	2,790
Government of Finland Senior Bonds 2.63% due 07/04/2042*	EUR	200,000	294,992
Government of Jamaica Senior Notes 8.00% due 06/24/2019		275,000	296,220
Government of Jamaica Senior Notes 8.00% due 03/15/2039		250,000	263,125
Islamic Republic of Pakistan Senior Notes 8.25% due 09/30/2025*		900,000	908,646
Kingdom of Belgium Bonds 5.00% due 03/28/2035*	EUR	400,000	720,354
Lebanese Republic Senior Notes 4.00% due 12/31/2017		226,600	224,617
Lebanese Republic Senior Notes 6.60% due 11/27/2026		1,250,000	1,218,750
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		1,230,000	1,103,925
Republic of Angola Senior Notes 9.50% due 11/12/2025*		820,000	701,100
Republic of Armenia Senior Notes 6.00% due 09/30/2020		750,000	725,625
Republic of Armenia Notes 7.15% due 03/26/2025		1,200,000	1,155,000
Republic of Colombia Senior Notes 4.50% due 01/28/2026		400,000	386,000
Republic of Costa Rica Senior Notes 7.16% due 03/12/2045*		460,000	388,700
Republic of Croatia Senior Notes 5.50% due 04/04/2023*		500,000	521,156
Republic of Croatia Senior Notes 6.25% due 04/27/2017		1,210,000	1,259,288
Republic of Croatia Senior Notes 6.75% due 11/05/2019		1,000,000	1,087,820
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		1,120,000	912,800
Republic of Hungary Senior Notes 4.00% due 03/25/2019		500,000	519,440
Republic of Hungary Senior Notes 5.75% due 11/22/2023		1,280,000	1,446,874
Republic of Hungary Senior Notes 7.63% due 03/29/2041		590,000	812,430

Security Description	Principal Amount(3)	Value (Note 2)

Sovereign (continued)
Republic of Indonesia Senior Notes 3.75% due 04/25/2022	$400,000	$396,882
Republic of Indonesia Senior Notes 5.95% due 01/08/2046*	840,000	871,518
Republic of Indonesia Senior Notes 8.50% due 10/12/2035	560,000	711,628
Republic of Ivory Coast Senior Notes 5.38% due 07/23/2024	600,000	528,000
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028	500,000	448,650
Republic of Lithuania Senior Notes 5.13% due 09/14/2017	430,000	455,263
Republic of Mozambique Government Guar. Notes 6.31% due 09/11/2020	1,365,000	1,019,819
Republic of Panama Senior Notes 3.75% due 03/16/2025	1,200,000	1,215,000
Republic of Panama Senior Notes 5.20% due 01/30/2020	1,250,000	1,370,312
Republic of Panama Senior Notes 6.70% due 01/26/2036	930,000	1,162,500
Republic of Paraguay Senior Notes 6.10% due 08/11/2044	570,000	554,325
Republic of Peru Senior Notes 4.13% due 08/25/2027	377,000	385,860
Republic of Peru Senior Notes 6.55% due 03/14/2037	1,000,000	1,202,500
Republic of Poland Senior Notes 4.00% due 01/22/2024	1,190,000	1,279,250
Republic of Poland Senior Notes 5.00% due 03/23/2022	1,700,000	1,912,653
Republic of Serbia Senior Notes 7.25% due 09/28/2021	1,400,000	1,573,320
Republic of South Africa Senior Notes 5.38% due 07/24/2044	400,000	370,000
Republic of South Africa Senior Notes 5.50% due 03/09/2020	700,000	731,150
Republic of South Africa Senior Notes 5.88% due 09/16/2025	700,000	733,635
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025*	1,500,000	1,390,681
Republic of the Philippines Senior Notes 4.00% due 01/15/2021	1,325,000	1,449,750
Republic of the Philippines Senior Notes 4.20% due 01/21/2024	1,100,000	1,231,846

109

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of the Philippines Senior Notes 7.75% due 01/14/2031		$260,000	$385,743
Republic of the Philippines Senior Notes 9.50% due 02/02/2030		740,000	1,221,527
Republic of Turkey Senior Notes 3.25% due 03/23/2023		1,730,000	1,596,340
Republic of Turkey Senior Notes 4.88% due 04/16/2043		580,000	510,400
Republic of Venezuela Senior Notes 7.00% due 12/01/2018		650,000	258,375
Republic of Venezuela Senior Bonds 7.65% due 04/21/2025		55,000	19,800
Republic of Venezuela Senior Notes 9.00% due 05/07/2023		550,000	204,875
Republic of Venezuela Senior Notes 9.38% due 01/13/2034		420,000	153,090
Republic of Venezuela Senior Bonds 11.75% due 10/21/2026		820,000	330,050
Republic of Venezuela Senior Bonds 11.95% due 08/05/2031		655,000	266,913
Republic of Venezuela Senior Bonds 12.75% due 08/23/2022#		1,100,000	478,500
Republic of Zambia Notes 5.38% due 09/20/2022		390,000	273,527
Republic of Zambia Senior Notes 8.50% due 04/14/2024		1,200,000	893,172
Russian Federation Senior Notes 5.88% due 09/16/2043		400,000	396,940
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	865,000	1,659,733
United Mexican States Senior Notes 3.60% due 01/30/2025		1,767,000	1,758,165
United Mexican States Senior Notes 4.13% due 01/21/2026		600,000	617,100
United Mexican States Senior Notes 4.75% due 03/08/2044		1,654,000	1,554,760
United Mexican States Senior Notes 6.05% due 01/11/2040		900,000	1,001,250

			58,418,878

Total Foreign Government Obligations
(cost $62,516,793)			58,974,249

U.S. GOVERNMENT AGENCIES — 9.1%
Federal Home Loan Mtg. Corp. — 2.2%
2.11% due 02/01/2037 FRS		48,833	50,747
2.50% due 01/01/2028		312,020	321,603
2.50% due 04/01/2028		716,159	737,305
2.60% due 11/01/2037 FRS		305,229	322,959

Security Description	Principal Amount(3)	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.00% due 04/01/2043	$614,677	$632,334
3.00% due 08/01/2043	823,287	843,765
3.00% due 07/01/2045	1,936,539	1,983,228
3.00% due 10/01/2045	235,208	240,878
3.00% due 12/01/2045	298,466	305,662
3.50% due 02/01/2042	556,584	582,974
3.50% due 03/01/2042	413,130	432,635
3.50% due 04/01/2042	766,149	802,770
3.50% due 08/01/2042	730,348	769,120
3.50% due 09/01/2043	82,889	87,345
3.50% due 03/01/2045	938,362	982,336
3.50% due 07/01/2045	303,939	318,314
3.50% due 08/01/2045	367,871	386,684
3.50% due 10/01/2045	197,049	206,253
3.50% due 11/01/2045	272,407	285,130
3.50% due 02/01/2046	2,563,028	2,682,744
4.00% due 09/01/2040	1,700,559	1,817,915
4.00% due 10/01/2043	43,955	46,899
4.00% due 07/01/2044	376,685	401,763
4.50% due 02/01/2020	17,963	18,602
4.50% due 08/01/2020	11,707	12,110
4.50% due 03/01/2023	61,090	63,200
4.50% due 01/01/2039	22,199	24,060
4.50% due 12/01/2039	33,418	36,380
5.00% due 05/01/2034	114,924	128,584
5.00% due 11/01/2043	85,976	95,344
5.50% due 06/01/2022	40,443	43,983
5.50% due 07/01/2035	31,237	35,240
6.00% due 03/01/2040	98,300	111,996
6.50% due 02/01/2036	16,117	19,573
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.37% due 09/15/2039(2)(11)(12)	334,246	50,870
Series 3964, Class MD 2.00% due 01/15/2041(2)	73,523	74,594
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-HQ1, Class M1 2.08% due 08/25/2024(2)	75,494	75,715
Series 2014-DN1, Class M2 2.63% due 02/25/2024(2)	167,000	166,582
Series 2014-HQ2, Class M2 2.63% due 09/25/2024(2)	300,000	293,578

		16,491,774

Federal National Mtg. Assoc. — 6.6%
2.06% due 09/01/2035 FRS	270,145	282,089
2.33% due 05/01/2037 FRS	80,453	84,261
2.39% due 07/01/2039 FRS	210,460	220,753
2.45% due 10/01/2035 FRS	257,046	271,873
2.50% due March 15 TBA	2,342,751	2,402,327
2.51% due 11/01/2036 FRS	135,883	143,459
2.58% due 10/01/2040 FRS	81,280	86,167
2.61% due 05/01/2040 FRS	288,140	304,019
2.65% due 08/01/2035 FRS	173,412	182,888
2.67% due 10/01/2040 FRS	153,265	161,031
3.00% due 10/01/2027	376,645	393,816
3.00% due 12/01/2027	339,600	354,951
3.00% due March 15 TBA	2,798,895	2,918,613
3.00% due 03/01/2042	610,161	626,751
3.00% due 12/01/2042	223,617	229,789
3.00% due 05/01/2043	484,708	497,907
3.00% due 02/01/2045	339,176	348,135
3.00% due 06/01/2045	386,391	397,724
3.00% due March 30 TBA	5,758,000	5,904,348

110

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(3)	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.50% due 09/01/2026	$371,683	$394,209
3.50% due 08/01/2027	150,036	158,785
3.50% due 10/01/2028	362,972	386,857
3.50% due 06/01/2042	312,624	328,348
3.50% due 07/01/2042	133,717	138,115
3.50% due 08/01/2042	1,061,794	1,107,376
3.50% due 09/01/2042	797,546	837,661
3.50% due 07/01/2045	264,984	278,089
3.50% due March 30 TBA	9,129,000	9,564,508
4.00% due 11/01/2025	201,810	215,945
4.00% due 06/01/2039	441,919	481,661
4.00% due 09/01/2040	414,316	443,250
4.00% due 12/01/2040	54,340	58,143
4.00% due 11/01/2041	490,336	524,687
4.00% due 01/01/2042	377,805	404,836
4.00% due 10/01/2043	22,104	23,725
4.00% due 12/01/2043	404,273	439,326
4.00% due 10/01/2044	739,462	789,819
4.00% due 11/01/2044	233,333	249,921
4.00% due 02/01/2045	276,028	295,453
4.00% due March 30 TBA	6,626,000	7,070,407
4.50% due 06/01/2019	17,455	18,117
4.50% due 11/01/2040	108,752	118,454
4.50% due 05/01/2041	134,774	146,433
4.50% due 07/01/2041	87,808	95,656
4.50% due 03/01/2042	467,176	508,749
4.50% due 12/01/2044	25,404	27,588
4.50% due March 30 TBA	4,677,278	5,079,860
5.00% due 03/15/2016	163,000	163,291
5.00% due 01/01/2023	72,559	78,168
5.00% due 04/01/2023	48,830	52,270
5.00% due 03/01/2037	12,772	14,135
5.00% due 05/01/2040	461,987	514,688
5.00% due 06/01/2040	118,325	131,392
5.00% due 07/01/2040	174,537	193,755
5.00% due March 30 TBA	200,000	221,472
5.50% due 08/01/2037	409,346	460,328
5.50% due 06/01/2038	59,536	67,464
6.00% due 02/01/2032	3,617	4,120
6.00% due 10/01/2034	142	162
6.00% due 10/01/2037	18,865	21,474
6.00% due 09/01/2038	111,986	127,922
6.00% due 11/01/2038	34,370	39,241
6.00% due 06/01/2040	28,483	32,500
6.50% due 11/01/2037	61,379	70,401
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 2.04% due 01/25/2024(2)	512,767	512,287
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(2)	168,559	169,186

		48,871,135

Government National Mtg. Assoc. — 0.2%
3.00% due 02/20/2045	364,633	378,194
3.00% due 05/20/2045	262,725	272,496
3.00% due March 30 TBA	281,000	291,011
3.50% due 03/20/2045	286,781	303,323
3.50% due 04/20/2045	419,816	444,033
4.00% due 03/20/2044	137,379	146,879

		1,835,936

Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018	395,000	402,749

Total U.S. Government Agencies
(cost $67,219,076)		67,601,594

Security Description	Principal Amount(3)	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 9.3%
United States Treasury Bonds — 0.8%
2.88% due 08/15/2045	$24,000	$25,264
3.00% due 11/15/2044	121,000	130,666
3.00% due 05/15/2045	1,091,000	1,177,257
3.00% due 11/15/2045	248,000	267,927
3.13% due 11/15/2041	595,000	665,284
3.13% due 08/15/2044	253,000	280,385
3.38% due 05/15/2044	50,000	58,147
4.50% due 02/15/2036	2,400,000	3,301,968
5.25% due 11/15/2028	67,000	91,795

		5,998,693

United States Treasury Notes — 8.5%
0.13% due 04/15/2018 TIPS(13)	1,547,275	1,562,909
0.50% due 04/30/2017	8,000,000	7,978,752
0.50% due 07/31/2017	17,500,000	17,435,057
0.63% due 11/30/2017	13,259,000	13,220,151
0.75% due 01/15/2017	897,600	898,126
0.75% due 01/31/2018	634,000	633,529
1.13% due 02/28/2021	567,000	564,365
1.25% due 11/30/2018	2,936,000	2,965,703
1.38% due 07/31/2018	57,000	57,752
1.38% due 04/30/2020	947,000	954,991
1.38% due 01/31/2021	310,000	312,022
1.50% due 01/31/2022	191,000	191,865
1.63% due 08/15/2022	191,000	193,037
1.63% due 02/15/2026	250,000	247,383
1.75% due 12/31/2020	753,000	771,178
2.00% due 07/31/2022	282,000	290,923
2.00% due 02/15/2025	591,000	604,690
2.00% due 08/15/2025	4,250,000	4,344,129
2.13% due 12/31/2021	348,000	361,866
2.25% due 11/15/2025	8,619,000	9,002,813
2.38% due 08/15/2024	685,000	723,130
2.75% due 02/15/2024	175,000	189,937
3.63% due 08/15/2019	52,000	56,574

		63,560,882

Total U.S. Government Treasuries
(cost $68,663,953)		69,559,575

LOANS(15)(16)(20) — 0.6%
Aerospace/Defense — 0.1%
Vencore Inc FRS 1st Lien 10.00% due 11/23/2019	908,561	886,603

E-Commerce/Services — 0.2%
Rentpath, Inc. FRS 2nd Lien 10.00% due 12/17/2022	1,202,597	950,051

Electronic Components - Semiconductors — 0.1%
SunEdison Semiconductor, Ltd. FRS BTL-1st Lien 6.50% due 05/27/2019	930,739	907,470

Oil Companies - Exploration & Production — 0.0%
American Energy-Marcellus LLC FRS 2nd Lien 8.50% due 08/04/2021	298,693	10,206

Publishing - Books — 0.2%
Cengage Learning Acquisitions, Inc. FRS 1st Lien 8.25% due 03/31/2020	1,496,222	1,434,503

Total Loans
(cost $4,778,726)		4,188,833

111

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Principal Amount(3)/ Shares		Value (Note 2)

MUNICIPAL BONDS & NOTES — 0.2%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111		$488,000	$507,793
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051		438,000	489,312
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062		815,000	825,383

Total Municipal Bonds & Notes
(cost $1,736,095)			1,822,488

COMMON STOCKS — 0.0%
Power Converter/Supply Equipment — 0.0%
TPT Acquisition, Inc.†(5)(14)		14,640	0

Television — 0.0%
ION Media Networks, Inc.†(5)(14)		316	311,962

Total Common Stocks
(cost $219,603)			311,962

PREFERRED SECURITIES — 0.1%
Electric - Distribution — 0.0%
Entergy Louisiana LLC 4.70%#		14,575	352,132

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%†#		5,100	16,014

Telecom Services — 0.1%
Qwest Corp. 6.13%#		28,275	683,689

Total Preferred Securities
(cost $1,149,917)			1,051,835

PREFERRED SECURITIES/CAPITAL SECURITIES — 3.4%
Banks - Commercial — 0.1%
HSBC Bank Capital Funding LP FRS 5.84% due 11/05/2031(17)	GBP	350,000	494,901

Banks - Fiduciary — 0.1%
Bank of New York Mellon Corp. FRS Series E 4.95% due 06/20/2020(17)		628,000	614,184

Banks - Super Regional — 0.2%
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(17)		798,000	699,247
PNC Preferred Funding Trust I VRS 2.16% due 03/15/2017*(17)		493,000	393,784
Wells Fargo Capital X 5.95% due 12/01/2086		276,000	277,380

			1,370,411

Building Societies — 0.1%
Nationwide Building Society FRS 6.88% due 06/20/2019(17)	GBP	315,000	398,698

Diversified Banking Institutions — 1.5%
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(17)		1,033,000	1,002,010

Security Description	Principal Amount(3)		Value (Note 2)

Diversified Banking Institutions (continued)
BNP Paribas SA VRS 7.38% due 08/19/2025*(17)		$548,000	$512,380
Citigroup, Inc. FRS Series N 5.80% due 11/15/2019(17)		506,000	469,315
Citigroup, Inc. FRS 5.95% due 05/15/2025(17)		1,913,000	1,798,220
Credit Agricole SA VRS 6.63% due 09/23/2019*#(17)		767,000	675,784
Credit Agricole SA VRS 8.13% due 12/23/2025#*(17)		1,540,000	1,432,456
Deutsche Bank AG FRS 7.50% due 04/30/2025(17)		800,000	646,000
Goldman Sachs Group, Inc. FRS Series M 5.38% due 05/10/2020(17)		355,000	338,137
HSBC Holdings PLC VRS 6.38% due 03/30/2025#(17)		181,000	166,011
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(17)		1,967,000	1,957,165
Lloyds Banking Group PLC VRS 7.00% due 06/27/2019(17)	GBP	340,000	440,417
Royal Bank of Scotland Group PLC VRS 8.00% due 08/10/2025#(17)		245,000	223,562
Societe Generale SA VRS 7.88% due 12/18/2023*#(17)		1,111,000	988,790
UBS Group AG VRS 5.75% due 02/19/2022(17)	EUR	385,000	413,064

			11,063,311

Electric - Integrated — 0.2%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054		462,000	438,900
Enel SpA FRS Junior Sub. Notes 6.50% due 01/10/2074	EUR	325,000	370,524
Engie SA FRS 3.88% due 07/10/2018(17)	EUR	200,000	222,014
Gas Natural Fenosa Finance BV FRS 4.13% due 11/18/2022(17)	EUR	500,000	484,093

			1,515,531

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(14)		101,000	10

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043		683,000	650,558

Financial Guarantee Insurance — 0.2%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*		1,835,000	1,284,500

Food - Dairy Products — 0.2%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		1,800,000	1,867,500

Insurance - Life/Health — 0.3%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045		227,000	213,947
Prudential Financial, Inc. FRS 5.63% due 06/15/2043		1,923,000	1,899,924

			2,113,871

112

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Security Description	Shares/ Principal Amount(3)		Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Insurance - Multi-line — 0.1%
MetLife Capital Trust IV 7.88% due 12/15/2067*		$337,000	$384,180
MetLife, Inc. 6.40% due 12/15/2066		755,000	738,360

			1,122,540

Insurance - Reinsurance — 0.1%
Muenchener Rueckversicherungs-Gesellschaft AG VRS 7.63% due 06/21/2028	GBP	375,000	570,739

Oil Companies - Integrated — 0.0%
TOTAL SA FRS 2.25% due 02/26/2021(17)	EUR	300,000	302,277

Pipelines — 0.0%
TransCanada Trust FRS 5.63% due 05/20/2075		287,000	236,000

Telephone - Integrated — 0.1%
Telefonica Europe BV VRS 5.00% due 03/31/2020(17)	EUR	400,000	412,616

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053#		909,000	943,088

Total Preferred Securities/Capital Securities
(cost $26,406,521)			24,960,735

Total Long-Term Investment Securities
(cost $765,674,073)			717,439,797

SHORT-TERM INVESTMENT SECURITIES — 12.3%
Registered Investment Companies — 4.1%
State Street Navigator Securities Lending Prime Portfolio 0.49%(4)(18)		30,337,184	30,337,184

Time Deposits — 8.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2016		$61,247,000	61,247,000

Total Short-Term Investment Securities
(cost $91,584,184)			91,584,184

TOTAL INVESTMENTS
(cost $857,258,257)(8)		108.5%	809,023,981
Liabilities in excess of other assets		(8.5)	(63,119,796)

NET ASSETS		100.0%	$745,904,185

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2016, the aggregate value of these securities was $179,364,421 representing 24.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan; See Note 2.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Denominated in United States Dollars unless otherwise indicated.
(4)	The rate shown is the 7-day yield as of February 29, 2016.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(6)	Company has filed for Chapter 7 bankruptcy.
(7)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(8)	See Note 5 for cost of investments on a tax basis.
(9)	Company has filed for bankruptcy protection in the country of issuance.
(10)	Security in default of principal and interest.
(11)	Interest Only
(12)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 29, 2016.
(13)	Principal amount of security is adjusted for inflation.
(14)	Illiquid security. At February 29, 2016, the aggregate value of these securities was $1,712,551 representing 0.2% of net assets.
(15)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(16)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(17)	Perpetual maturity — maturity date reflects the next call date.
(18)	At February 29, 2016, the Fund had loaned securities with a total value of $29,857,882. This was secured by collateral of $30,337,184, which was received in cash and subsequently invested in short-term investments currently valued at $30,337,184 as reported in the Portfolio of Investments.
(19)	Subsequent to February 29, 2016, security is in default of interest.
(20)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.

BTL—Bank Term Loan

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 29, 2016 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

BRL—Brazilian Real

COP—Columbian Peso

EUR—Euro Dollar

GBP—British Pound

113

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2016 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A	EUR	30,750,000	USD	33,557,475	03/04/2016	$104,405	$–
	EUR	22,350,000	USD	24,964,955	03/18/2016	640,524	–
	GBP	15,960,000	USD	22,977,931	03/04/2016	763,953	–
	USD	1,022,911	GBP	710,000	03/04/2016	–	(34,695)
	USD	954,584	EUR	850,000	03/09/2016	–	(29,750)

Net Unrealized Appreciation/(Depreciation)						$1,508,882	$(64,445)

EUR—Euro Dollar

GBP—British Pound

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$5,796,383	$102,992	$5,899,375
U.S. Corporate Bonds & Notes:
Airlines	—	3,707,670	57,800	3,765,470
Gambling (Non-Hotel)	—	1,587,140	2,674	1,589,814
Rubber/Plastic Products	—	—	0	0
Other Industries	—	326,417,226	—	326,417,226
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	151,296,641	—	151,296,641
Foreign Government Obligations	—	58,974,249	—	58,974,249
U.S. Government Agencies	—	67,601,594	—	67,601,594
U.S. Government Treasuries	—	69,559,575	—	69,559,575
Loans:
Oil Companies – Exploration & Production	—	—	10,206	10,206
Other Industries	—	4,178,627	—	4,178,627
Municipal Bonds & Notes	—	1,822,488	—	1,822,488
Common Stocks	—	—	311,962	311,962
Preferred Securities	1,051,835	—	—	1,051,835
Preferred Securities/Capital Securities	—	24,960,735	—	24,960,735
Short-Term Investment Securities:
Registered Investment Companies	30,337,184	—	—	30,337,184
Time Deposits	—	61,247,000	—	61,247,000

Total Investments at Value	$31,389,019	$777,149,328	$485,634	$809,023,981

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,508,882	$—	$1,508,882

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$64,445	$—	$64,445

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

114

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — February 29, 2016 (unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND
ASSETS:
Investments at value (unaffiliated)*†	$–	$78,984,956	$–	$1,285,267,980	$480,115,005
Investments at value (affiliated)*	481,752,387	–	308,452,455	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	41,957,000

Total investments	481,752,387	78,984,956	308,452,455	1,285,267,980	522,072,005

Cash	51,241	641	75,587	101,008	173,469
Foreign cash*	–	–	–	–	109,764
Due from broker	–	–	–	–	1,123,513
Receivable for:
Trust shares sold	79,887	35,600	85,644	241,920	2,725
Dividends and interest	–	90,586	–	7,660,543	7,997,190
Investments sold	370,301	401,938	–	10,437,046	936,062
Payments on swap contracts	–	–	–	–	223,866
Securities lending income	–	1,037	–	10,273	28,055
Prepaid expenses and other assets	9,144	6,702	6,113	21,953	14,256
Due from investment adviser for expense reimbursements/fee waivers	22,157	12,119	15,963	15,150	12,021
Variation margin on futures contracts	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	72,165
Swap premiums paid	–	–	–	–	835,368
Unrealized appreciation on swap contracts	–	–	–	–	–

TOTAL ASSETS	482,285,117	79,533,579	308,635,762	1,303,755,873	533,600,459

LIABILITIES:
Payable for:
Trust shares reacquired	450,188	2,174	18,754	176,907	47,532
Investments purchased	–	357,318	66,889	118,393,810	4,513,097
Payments on swap contracts	–	–	–	–	–
Investment advisory and management fees	37,584	33,339	24,265	393,753	230,646
Shareholder services	–	15,154	–	228,763	93,626
Administrative service fees	–	4,092	–	61,766	25,279
Transfer agent fees and expenses	374	748	374	748	748
Trustees’ fees and expenses	9,035	4,208	6,044	18,581	11,963
Other accrued expenses	51,273	28,424	38,935	100,638	55,675
Variation margin on futures contracts	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–
Collateral upon return of securities loaned	–	1,035,548	–	19,299,981	48,133,095
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–
Swap premiums received	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	683,602

TOTAL LIABILITIES	548,454	1,481,005	155,261	138,674,947	53,795,263

NET ASSETS	$481,736,663	$78,052,574	$308,480,501	$1,165,080,926	$479,805,196

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$475,942	$49,233	$266,155	$1,056,805	$675,265
Additional paid in capital	447,410,252	57,328,291	305,188,813	1,133,920,301	524,891,236
Accumulated undistributed net investment income (loss)	16,396,327	523,699	11,360,144	35,758,931	35,022,548
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	55,313,387	9,300,297	15,790,000	(1,366,309)	(44,030,788)
Unrealized appreciation (depreciation) on investments	(37,859,245)	10,851,054	(24,124,611)	(4,288,802)	(36,141,352)
Unrealized appreciation (depreciation) on swap contracts, futures contracts and options contracts	–	–	–	–	(683,602)
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	71,889
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$481,736,663	$78,052,574	$308,480,501	$1,165,080,926	$479,805,196

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	47,594,214	4,923,282	26,615,467	105,680,451	67,526,495
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.12	$15.85	$11.59	$11.02	$7.11

* Cost
Investments (unaffiliated)	$–	$68,133,902	$–	$1,289,556,782	$516,256,357

Investments (affiliated)	$519,611,632	$–	$332,577,066	$–	$–

Foreign cash	$–	$–	$–	$–	$109,648

† Including securities on loan	$–	$1,026,934	$–	$18,973,610	$47,713,074

See Notes to Financial Statements

115

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — February 29, 2016 (unaudited) — (continued)

	INTERNATIONAL OPPORTUNITIES FUND	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND
ASSETS:
Investments at value (unaffiliated)*†	$601,157,512	$189,913,411	$128,346,062	$875,420,735	$–
Investments at value (affiliated)*	–	–	–	–	768,206,476
Repurchase agreements (cost approximates value)	9,484,000	–	2,124,000	8,881,000	–

Total investments	610,641,512	189,913,411	130,470,062	884,301,735	768,206,476

Cash	6,152,391	536	884	279	44,773
Foreign cash*	2,947,608	–	–	29	–
Due from broker	–	–	–	–	–
Receivable for:
Trust shares sold	65,458	922	8,815	256,871	602,891
Dividends and interest	975,706	404,177	71,237	937,478	–
Investments sold	1,128,230	1,522,103	587,283	3,883,189	–
Payments on swap contracts	–	–	–	–	–
Securities lending income	35,169	1,493	1,994	13,608	–
Prepaid expenses and other assets	26,984	36,783	22,644	34,598	14,131
Due from investment adviser for expense reimbursements/fee waivers	111,283	12,416	34,722	23,062	29,127
Variation margin on futures contracts	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–
Swap premiums paid	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–

TOTAL ASSETS	622,084,341	191,891,841	131,197,641	889,450,849	768,897,398

LIABILITIES:
Payable for:
Trust shares reacquired	32,502	93,614	27,337	55,340	45,257
Investments purchased	401,848	3,247,402	64,960	5,830,088	557,634
Payments on swap contracts	–	–	–	–	–
Investment advisory and management fees	378,533	71,066	76,781	454,479	60,006
Shareholder services	115,815	35,533	25,299	162,610	–
Administrative service fees	31,270	9,594	6,831	43,905	–
Transfer agent fees and expenses	563	560	655	841	374
Trustees’ fees and expenses	25,252	9,982	7,316	31,271	14,288
Other accrued expenses	86,555	39,829	31,091	96,732	67,141
Variation margin on futures contracts	–	–	–	–	–
Accrued foreign tax on capital gains	50,687	–	–	–	–
Collateral upon return of securities loaned	35,035,304	4,362,519	1,901,933	38,304,307	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–
Swap premiums received	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–

TOTAL LIABILITIES	36,158,329	7,870,099	2,142,203	44,979,573	744,700

NET ASSETS	$585,926,012	$184,021,742	$129,055,438	$844,471,276	$768,152,698

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$406,408	$113,737	$166,490	$415,299	$567,618
Additional paid in capital	658,515,309	207,920,874	130,924,995	686,709,521	729,814,423
Accumulated undistributed net investment income (loss)	3,775,903	3,967,023	(689,126)	5,697,853	25,827,144
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(126,716,331)	(26,053,884)	(366,462)	152,740,245	66,576,642
Unrealized appreciation (depreciation) on investments	50,143,833	(1,926,008)	(980,459)	(1,092,319)	(54,633,129)
Unrealized appreciation (depreciation) on swap contracts, futures contracts and options contracts	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(148,423)	–	–	677	–
Accrued capital gains tax on unrealized appreciation (depreciation)	(50,687)	–	–	–	–

NET ASSETS	$585,926,012	$184,021,742	$129,055,438	$844,471,276	$768,152,698

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	40,640,773	11,373,719	16,649,046	41,529,923	56,761,754
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.42	$16.18	$7.75	$20.33	$13.53

* Cost
Investments (unaffiliated)	$551,013,679	$191,839,419	$129,326,521	$876,513,054	$–

Investments (affiliated)	$–	$–	$–	$–	$822,839,605

Foreign cash	$3,047,409	$–	$–	$29	$–

† Including securities on loan	$34,852,467	$4,225,361	$1,865,649	$38,467,788	$–

See Notes to Financial Statements

116

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — February 29, 2016 (unaudited) — (continued)

	MONEY MARKET II FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
ASSETS:
Investments at value (unaffiliated)*†	$180,024,904	$104,859,270	$453,985,570	$700,155,421	$809,023,981
Investments at value (affiliated)*	–	–	–	–	–
Repurchase agreements (cost approximates value)	2,493,000	–	26,220,000	3,442,000	–

Total investments	182,517,904	104,859,270	480,205,570	703,597,421	809,023,981

Cash	562	804	1,423	472	604,526
Foreign cash*	–	–	–	–	427,227
Due from broker	–	–	615,000	–	–
Receivable for:
Trust shares sold	40,097	18,124	97,839	93,229	12,955
Dividends and interest	75,124	30,496	349,714	1,571,255	10,275,821
Investments sold	–	97,763	1,576,896	–	8,277,256
Payments on swap contracts	–	–	–	–	–
Securities lending income	–	45,311	35,360	4,541	17,921
Prepaid expenses and other assets	14,251	9,358	31,109	30,760	22,758
Due from investment adviser for expense reimbursements/fee waivers	41,837	14,250	39,904	32,672	–
Variation margin on futures contracts	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	1,508,882
Swap premiums paid	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–

TOTAL ASSETS	182,689,775	105,075,376	482,952,815	705,330,350	830,171,327

LIABILITIES:
Payable for:
Trust shares reacquired	389,058	9,390	27,068	55,230	376,466
Investments purchased	7,715,135	–	4,044,512	–	52,891,789
Payments on swap contracts	–	–	–	–	–
Investment advisory and management fees	34,590	57,603	224,623	136,149	297,081
Shareholder services	34,590	16,943	84,870	136,149	145,236
Administrative service fees	9,339	4,574	22,915	36,760	39,214
Transfer agent fees and expenses	281	748	655	372	1,026
Trustees’ fees and expenses	11,716	4,640	17,467	28,281	21,832
Other accrued expenses	34,368	29,510	68,929	72,569	92,869
Variation margin on futures contracts	–	–	42,790	177,540	–
Accrued foreign tax on capital gains	–	–	–	–	–
Collateral upon return of securities loaned	–	16,550,852	36,159,075	8,068,923	30,337,184
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	64,445
Swap premiums received	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–

TOTAL LIABILITIES	8,229,077	16,674,260	40,692,904	8,711,973	84,267,142

NET ASSETS	$174,460,698	$88,401,116	$442,259,911	$696,618,377	$745,904,185

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$1,744,353	$70,269	$341,748	$379,529	$691,113
Additional paid in capital	172,720,118	86,673,597	397,515,251	527,593,795	765,450,155
Accumulated undistributed net investment income (loss)	(5,309)	(164,426)	9,547,125	15,512,986	45,572,229
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	1,536	9,742,852	53,064,194	47,662,023	(18,964,651)
Unrealized appreciation (depreciation) on investments	–	(7,921,176)	(18,159,505)	106,920,761	(48,234,276)
Unrealized appreciation (depreciation) on swap contracts, futures contracts and options contracts	–	–	(48,902)	(1,450,717)	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	1,389,615
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$174,460,698	$88,401,116	$442,259,911	$696,618,377	$745,904,185

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	174,435,250	7,026,905	34,174,835	37,952,861	69,111,318
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$1.00	$12.58	$12.94	$18.35	$10.79

* Cost
Investments (unaffiliated)	$180,024,904	$112,780,446	$472,145,075	$593,234,660	$857,258,257

Investments (affiliated)	$–	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$457,558

† Including securities on loan	$–	$15,841,232	$34,083,670	$10,871,836	$29,857,882

See Notes to Financial Statements

117

VALIC Company II

STATEMENTS OF OPERATIONS — For the Six Months Ended February 29, 2016 (unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$547,598	$—	$47,337	$136,094
Dividends (affiliated)	5,913,994	—	2,569,116	—	—
Securities lending income	—	7,430	—	80,362	107,744
Interest (unaffiliated)	—	43	—	16,415,534	14,407,522

Total investment income*	5,913,994	555,071	2,569,116	16,543,233	14,651,360

EXPENSES:
Investment advisory and management fees	250,129	224,976	158,661	2,410,923	1,477,926
Administrative service fee	—	27,611	—	377,473	162,071
Shareholder services fee	—	102,262	—	1,398,049	600,263
Transfer agent fees and expenses	754	1,509	754	1,509	1,509
Custodian and accounting fees	5,968	9,408	6,033	38,949	20,067
Reports to shareholders	34,977	5,540	21,534	70,150	30,137
Audit and tax fees	15,493	17,392	15,569	23,253	21,080
Legal fees	11,335	4,864	8,399	18,830	10,214
Trustees’ fees and expenses	21,741	3,469	13,499	44,134	19,197
Interest expense	—	—	—	—	—
Other expenses	11,917	8,188	8,732	17,230	10,778

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	352,314	405,219	233,181	4,400,500	2,353,242

Fees waived and expenses reimbursed by investment adviser (Note 3)	(102,185)	(57,531)	(74,519)	(94,507)	(48,231)
Fees paid indirectly (Note 7)	—	(3,463)	—	—	—

Net expenses	250,129	344,225	158,662	4,305,993	2,305,011

Net investment income (loss)	5,663,865	210,846	2,410,454	12,237,240	12,346,349

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	—	2,191,343	—	(2,450,351)	(12,186,608)
Net realized gain (loss) on investments (affiliated)	3,506,422	—	1,123,770	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	17,380,498	—	3,301,104	—	—
Net realized gain (loss) on futures and swap contracts	—	—	—	—	357,144
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	263,330

Net realized gain (loss) on investments and foreign currencies	20,886,920	2,191,343	4,424,874	(2,450,351)	(11,566,134)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	—	(4,806,476)	—	(316,677)	(20,380,416)
Change in unrealized appreciation (depreciation) on investments (affiliated)	(52,533,179)	—	(16,350,783)	—	—
Change in unrealized appreciation (depreciation) on futures and swap contracts	—	—	—	—	(605,680)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	(67,610)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(52,533,179)	(4,806,476)	(16,350,783)	(316,677)	(21,053,706)

Net realized and unrealized gain (loss) on investments and foreign currencies	(31,646,259)	(2,615,133)	(11,925,909)	(2,767,028)	(32,619,840)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(25,982,394)	(2,404,287)	(9,515,455)	9,470,212	(20,273,491)

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$2,379	$(568)

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

118

VALIC Company II

STATEMENTS OF OPERATIONS — For the Six Months Ended February 29, 2016 (unaudited) — (continued)

	INTERNATIONAL OPPORTUNITIES FUND	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,573,607	$2,289,258	$339,266	$7,632,423	$—
Dividends (affiliated)	—	—	—	—	8,056,451
Securities lending income	160,556	5,857	26,632	56,784	—
Interest (unaffiliated)	2,314	2,516	38	163	—

Total investment income*	3,736,477	2,297,631	365,936	7,689,370	8,056,451

EXPENSES:
Investment advisory and management fees	2,478,580	473,417	549,892	3,099,499	393,901
Administrative service fee	204,935	63,911	49,429	301,215	—
Shareholder services fee	759,017	236,709	183,070	1,115,612	—
Transfer agent fees and expenses	1,131	1,132	1,320	1,698	754
Custodian and accounting fees	83,917	5,930	5,841	36,335	6,033
Reports to shareholders	41,088	13,210	10,619	66,026	53,709
Audit and tax fees	26,453	17,194	17,501	17,522	15,707
Legal fees	12,576	6,603	5,918	17,142	15,385
Trustees’ fees and expenses	25,412	8,186	6,693	38,551	33,510
Interest expense	—	38	27	4	—
Other expenses	20,188	10,920	11,406	27,217	14,276

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	3,653,297	837,250	841,716	4,720,821	533,275

Fees waived and expenses reimbursed by investment adviser (Note 3)	(617,231)	(70,315)	(219,277)	(35,249)	(139,375)
Fees paid indirectly (Note 7)	(9,021)	(13,223)	(8,649)	(2,165)	—

Net expenses	3,027,045	753,712	613,790	4,683,407	393,900

Net investment income (loss)	709,432	1,543,919	(247,854)	3,005,963	7,662,551

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(910,107)	2,628,782	(8,334,983)	27,234,916	—
Net realized gain (loss) on investments (affiliated)	—	—	—	—	4,251,213
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	21,248,225
Net realized gain (loss) on futures and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(192,039)	—	—	(8,453)	—

Net realized gain (loss) on investments and foreign currencies	(1,102,146)	2,628,782	(8,334,983)	27,226,463	25,499,438

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(27,037,140)	(14,205,657)	(10,129,849)	(91,020,913)	—
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	(65,135,434)
Change in unrealized appreciation (depreciation) on futures and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(82,851)	—	—	2,702	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(4,320)	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(27,124,311)	(14,205,657)	(10,129,849)	(91,018,211)	(65,135,434)

Net realized and unrealized gain (loss) on investments and foreign currencies	(28,226,457)	(11,576,875)	(18,464,832)	(63,791,748)	(39,635,996)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(27,517,025)	(10,032,956)	(18,712,686)	(60,785,785)	(31,973,445)

* Net of foreign withholding taxes on interest and dividends of	$195,168	$6,852	$—	$34,866	$—

** Net of foreign withholding taxes on capital gains of	$35,122	$—	$—	$—	$—

See Notes to Financial Statements

119

VALIC Company II

STATEMENTS OF OPERATIONS — For the Six Months Ended February 29, 2016 (unaudited) — (continued)

	MONEY MARKET II FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$230,555	$5,560,576	$7,553,688	$30,211
Dividends (affiliated)	—	—	—	—	—
Securities lending income	—	332,023	426,319	24,215	130,080
Interest (unaffiliated)	209,521	89	349	10,925	17,329,411

Total investment income*	209,521	562,667	5,987,244	7,588,828	17,489,702

EXPENSES:
Investment advisory and management fees	210,512	430,803	1,556,185	903,485	1,938,049
Administrative service fee	56,838	34,323	159,022	243,941	257,142
Shareholder services fee	210,512	127,122	588,970	903,485	952,377
Transfer agent fees and expenses	566	1,509	1,320	754	2,074
Custodian and accounting fees	6,520	8,270	28,296	13,060	66,383
Reports to shareholders	9,913	7,603	33,816	50,458	52,308
Audit and tax fees	20,197	17,283	17,826	17,781	23,253
Legal fees	6,049	5,502	10,988	14,450	15,086
Trustees’ fees and expenses	6,303	4,729	20,522	31,011	32,069
Interest expense	—	—	—	—	—
Other expenses	8,048	11,141	25,590	18,728	18,283

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	535,458	648,285	2,442,535	2,197,153	3,357,024

Fees waived and expenses reimbursed by investment adviser (Note 3)	(334,390)	(58,439)	(204,449)	(173,346)	—
Fees paid indirectly (Note 7)	—	(9,011)	(15,447)	—	—

Net expenses	201,068	580,835	2,222,639	2,023,807	3,357,024

Net investment income (loss)	8,453	(18,168)	3,764,605	5,565,021	14,132,678

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	2,415	369,554	530,211	1,949,320	(16,522,213)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures and swap contracts	—	—	(878,260)	(1,082,525)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(425)	—	1,845,737

Net realized gain (loss) on investments and foreign currencies	2,415	369,554	(348,474)	866,795	(14,676,476)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	—	(19,572,566)	(39,835,518)	(14,409,769)	(16,381,458)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures and swap contracts	—	—	410,188	597,165	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(23)	—	2,099,808
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	—	(19,572,566)	(39,425,353)	(13,812,604)	(14,281,650)

Net realized and unrealized gain (loss) on investments and foreign currencies	2,415	(19,203,012)	(39,773,827)	(12,945,809)	(28,958,126)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,868	(19,221,180)	(36,009,222)	(7,380,788)	(14,825,448)

* Net of foreign withholding taxes on interest and dividends of	$ —	$—	$7,660	$(959)	$(5,423)

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

120

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND		CAPITAL APPRECIATION FUND		CONSERVATIVE GROWTH LIFESTYLE FUND		CORE BOND FUND
	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,663,865	$8,991,839	$210,846	$315,489	$2,410,454	$8,102,860	$12,237,240	$21,279,765
Net realized gain (loss) on investments and foreign currencies	20,886,920	39,851,778	2,191,343	7,776,997	4,424,874	13,637,210	(2,450,351)	4,636,578
Net unrealized gain (loss) on investments and foreign currencies	(52,533,179)	(65,046,407)	(4,806,476)	(5,274,921)	(16,350,783)	(30,536,532)	(316,677)	(20,905,735)

Net increase (decrease) in net assets resulting from operations	(25,982,394)	(16,202,790)	(2,404,287)	2,817,565	(9,515,455)	(8,796,462)	9,470,212	5,010,608

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(8,425,229)	–	(272,960)	–	(7,273,159)	–	(21,848,211)
Net realized gain on securities	–	(37,983,763)	–	–	–	(14,630,677)	–	–

Total distributions to shareholders	–	(46,408,992)	–	(272,960)	–	(21,903,836)	–	(21,848,211)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(1,170,995)	59,388,848	(1,503,870)	(7,797,869)	(7,801,048)	33,733,531	89,807,823	135,941,613

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,153,389)	(3,222,934)	(3,908,157)	(5,253,264)	(17,316,503)	3,033,233	99,278,035	119,104,010
NET ASSETS:
Beginning of period	508,890,052	512,112,986	81,960,731	87,213,995	325,797,004	322,763,771	1,065,802,891	946,698,881

End of period†	$481,736,663	$508,890,052	$78,052,574	$81,960,731	$308,480,501	$325,797,004	$1,165,080,926	$1,065,802,891

† Includes accumulated undistributed net investment income (loss) of	$16,396,327	$10,732,462	$523,699	$312,853	$11,360,144	$8,949,690	$35,758,931	$23,521,691

See Notes to Financial Statements

121

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	HIGH YIELD BOND FUND		INTERNATIONAL OPPORTUNITIES FUND		LARGE CAP VALUE FUND		MID CAP GROWTH FUND
	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$12,346,349	$21,725,130	$709,432	$6,070,838	$1,543,919	$2,361,026	$(247,854)	$(387,426)
Net realized gain (loss) on investments and foreign currencies	(11,566,134)	(4,935,620)	(1,102,146)	(654,305)	2,628,782	31,300,480	(8,334,983)	8,030,479
Net unrealized gain (loss) on investments and foreign currencies	(21,053,706)	(26,110,295)	(27,124,311)	(12,771,756)	(14,205,657)	(36,780,637)	(10,129,849)	(5,236,025)

Net increase (decrease) in net assets resulting from operations	(20,273,491)	(9,320,785)	(27,517,025)	(7,355,223)	(10,032,956)	(3,119,131)	(18,712,686)	2,407,028

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(21,285,525)	–	(7,671,663)	–	(2,722,460)	–	–
Net realized gain on securities	–	–	–	–	–	–	–	(23,091,400)

Total distributions to shareholders	–	(21,285,525)	–	(7,671,663)	–	(2,722,460)	–	(23,091,400)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	31,224,184	79,002,086	17,141,745	24,697,553	452,736	(22,009,185)	(6,522,868)	11,702,600

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,950,693	48,395,776	(10,375,280)	9,670,667	(9,580,220)	(27,850,776)	(25,235,554)	(8,981,772)
NET ASSETS:
Beginning of period	468,854,503	420,458,727	596,301,292	586,630,625	193,601,962	221,452,738	154,290,992	163,272,764

End of period†	$479,805,196	$468,854,503	$585,926,012	$596,301,292	$184,021,742	$193,601,962	$129,055,438	$154,290,992

† Includes accumulated undistributed net investment income (loss) of	$35,022,548	$22,676,199	$3,775,903	$3,066,471	$3,967,023	$2,423,104	$(689,126)	$(441,272)

See Notes to Financial Statements

122

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	MID CAP VALUE FUND		MODERATE GROWTH LIFESTYLE FUND		MONEY MARKET II FUND		SMALL CAP GROWTH FUND
	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,005,963	$2,656,597	$7,662,551	$15,735,576	$8,453	$16,299	$(18,168)	$(282,616)
Net realized gain (loss) on investments and foreign currencies	27,226,463	127,951,234	25,499,438	46,804,044	2,415	277,264	369,554	11,007,459
Net unrealized gain (loss) on investments and foreign currencies	(91,018,211)	(166,476,630)	(65,135,434)	(84,010,113)	–	–	(19,572,566)	(4,864,720)

Net increase (decrease) in net assets resulting from operations	(60,785,785)	(35,868,799)	(31,973,445)	(21,470,493)	10,868	293,563	(19,221,180)	5,860,123

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(1,930,590)	–	(14,788,242)	(8,453)	(16,299)	–	–
Net realized gain on securities	–	(92,970,632)	–	(46,494,498)	–	–	–	(12,307,025)

Total distributions to shareholders	–	(94,901,222)	–	(61,282,740)	(8,453)	(16,299)	–	(12,307,025)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(21,323,247)	87,759,775	1,682,064	82,676,287	14,552,913	(10,947,206)	(2,406,826)	2,568,967

TOTAL INCREASE (DECREASE) IN NET ASSETS	(82,109,032)	(43,010,246)	(30,291,381)	(76,946)	14,555,328	(10,669,942)	(21,628,006)	(3,877,935)
NET ASSETS:
Beginning of period	926,580,308	969,590,554	798,444,079	798,521,025	159,905,370	170,575,312	110,029,122	113,907,057

End of period†	$844,471,276	$926,580,308	$768,152,698	$798,444,079	$174,460,698	$159,905,370	$88,401,116	$110,029,122

† Includes accumulated undistributed net investment income (loss) of	$5,697,853	$2,691,890	$25,827,144	$18,164,593	$(5,309)	$(5,309)	$(164,426)	$(146,258)

See Notes to Financial Statements

123

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP VALUE FUND		SOCIALLY RESPONSIBLE FUND		STRATEGIC BOND FUND
	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,764,605	$5,596,071	$5,565,021	$9,876,470	$14,132,678	$29,043,614
Net realized gain (loss) on investments and foreign currencies	(348,474)	57,359,355	866,795	73,027,864	(14,676,476)	(1,544,065)
Net unrealized gain (loss) on investments and foreign currencies	(39,425,353)	(79,140,679)	(13,812,604)	(77,297,779)	(14,281,650)	(45,501,216)

Net increase (decrease) in net assets resulting from operations	(36,009,222)	(16,185,253)	(7,380,788)	5,606,555	(14,825,448)	(18,001,667)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(3,145,608)	–	(8,278,684)	–	(28,288,148)
Net realized gain on securities	–	(69,462,612)	–	–	–	(7,182,384)

Total distributions to shareholders	–	(72,608,220)	–	(8,278,684)	–	(35,470,532)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(8,887,781)	17,780,355	(22,460,849)	49,897,512	(24,905,284)	84,015,260

TOTAL INCREASE (DECREASE) IN NET ASSETS	(44,897,003)	(71,013,118)	(29,841,637)	47,225,383	(39,730,732)	30,543,061
NET ASSETS:
Beginning of period	487,156,914	558,170,032	726,460,014	679,234,631	785,634,917	755,091,856

End of period†	$442,259,911	$487,156,914	$696,618,377	$726,460,014	$745,904,185	$785,634,917

† Includes accumulated undistributed net investment income (loss) of	$9,547,125	$5,782,520	$15,512,986	$9,947,965	$45,572,229	$31,439,551

See Notes to Financial Statements

124

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1 — Organization

VALIC Company II (the “Series” or “VC II”) was organized as a Delaware business trust on May 6, 1998, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). VC II is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 15 separate mutual funds (collectively the “Funds” or each a “Fund”), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*	Mid Cap Value Fund
Capital Appreciation Fund	Moderate Growth Lifestyle Fund*
Conservative Growth Lifestyle Fund*	Money Market II Fund
Core Bond Fund	Small Cap Growth Fund
High Yield Bond Fund	Small Cap Value Fund
International Opportunities Fund	Socially Responsible Fund
Large Cap Value Fund	Strategic Bond Fund
Mid Cap Growth Fund

*	The Lifestyle Funds represent “Fund of Funds” which invest in either the VALIC Company I (“VC I”) or VC II mutual funds.

Each Fund is diversified as defined by the 1940 Act.

Indemnifications. Under VC II’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, VC II enters into contracts that contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, VC II expects the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

A. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of February 29, 2016, is reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

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VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

B. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the High Yield Bond Fund and Strategic Bond Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized

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VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of period, if any, are reported on a schedule following the Fund’s Portfolio of Investments.

Futures: During the period, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to equitize cash, providing exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as due from broker. Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by the Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the High Yield Bond Fund used credit default swaps to manage credit risk (i.e., hedging).

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of February 29, 2016, for which a Fund is the seller of protection, if any, are disclosed on a schedule following the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to the Funds of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, the Funds may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the sub-adviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Fund may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Financial Statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

The following tables represent the value of derivatives held as of February 29, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the six months ended February 29, 2016. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of February 29, 2016, please refer to each Fund’s Portfolio of Investments.

	Asset Derivatives
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Fund	Futures Contracts(1)(6)	Swap Contracts(2)	Foreign Forward Exchange Contracts(3)
High Yield Bond	$—	$—	$72,165	$72,165
Small Cap Value	—	—	—	—
Socially Responsible	—	—	—	—
Strategic Bond	—	—	1,508,882	1,508,882

	Liability Derivatives
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Fund	Futures Contracts(1)(6)	Swap Contracts(4)	Foreign Forward Exchange Contracts(5)
High Yield Bond	$—	$683,602	$—	$683,602
Small Cap Value	42,790	—	—	42,790
Socially Responsible	177,540	—	—	177,540
Strategic Bond	—	—	64,445	64,445

Statement of Assets and Liabilities Location:

(1)	Variation Margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Unrealized appreciation on forward foreign currency contracts
(4)	Unrealized depreciation on swap contracts
(5)	Unrealized depreciation on forward foreign currency contracts
(6)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)
Small Cap Value	$(48,902)
Socially Responsible	(1,450,717)

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts
Fund	Futures Contracts(1)	Swap Contracts(1)	Foreign Forward Exchange Contracts(2)	Total
High Yield Bond	$—	$357,144	$325,166	$682,310
Small Cap Value	(878,260)	—	—	(878,260)
Socially Responsible	(1,082,525)	—	—	(1,082,525)
Strategic Bond	—	—	2,357,799	2,357,799

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts
Fund	Futures Contracts(3)	Swap Contracts(3)	Foreign Forward Exchange Contracts(4)	Total
High Yield Bond	$—	$(605,680)	$(66,922)	$(672,602)
Small Cap Value	410,188	—	—	410,188
Socially Responsible	597,165	—	—	597,165
Strategic Bond	—	—	1,455,566	1,455,566

Statement of Operations Location:

(1)	Net realized gain (loss) on futures and swap contracts
(2)	Net realized foreign exchange gain (loss) on other assets and liabilities
(3)	Change in unrealized appreciation (depreciation) on futures and swap contracts
(4)	Change in unrealized foreign exchange gain (loss) on other assets and liabilities

The following table represents the average monthly balances of derivatives held during the six months ended February 29, 2016.

	Average Amount Outstanding During the Year
Fund	Futures Contracts(1)	Credit Swap Contracts(2)	Foreign Forward Exchange Contracts(2)	Total
High Yield Bond	$—	$17,833,450	$6,984,896	$24,818,346
Small Cap Value	7,896,662	—	—	7,896,662
Socially Responsible	31,209,223	—	—	31,209,223
Strategic Bond	—	—	123,895,158	123,895,158

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of February 29, 2016. The repurchase agreements held by the Funds and securities on loan as of February 29, 2016, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments of each Fund and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	High Yield Bond Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$72,165	$—	$—	$72,165	$—	$—	$—	$—	$72,165	$—	$72,165

(1)	Gross amounts of recognized assets and liabilities not offset in the Statements of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

C. Stripped Mortgage-Backed Securities

Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

D. Mortgage-Backed Dollar Rolls

During the six months ended February 29, 2016, the Core Bond Fund and the Strategic Bond Fund entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Core Bond and the Strategic Bond Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund‘s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund‘s obligation to repurchase the securities. The return earned by a Fund with the proceeds of the TBA Roll transaction may not exceed the transaction costs.

E. When-Issued Securities and Forward Commitments

Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the six months ended February 29, 2016, the Core Bond Fund and the Strategic Bond Fund purchased and/or sold when-issued securities.

F. Inflation-Indexed Bonds

Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statements of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statements of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

G. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Series’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

As of February 29, 2016, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Money Market II	1.28%	$2,493,000
Socially Responsible	1.77	3,442,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated February 29, 2016, bearing interest at a rate of 0.01% per annum, with a principal amount of $194,145,000, a repurchase price of $194,145,054 and maturity date of March 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.38%	11/15/2019	$181,265,000	$198,029,294

H. Investment Securities Loaned

To realize additional income, each Fund, except for the Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, and the Money Market II Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statements of Operations as securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

I. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Lifestyle Funds, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

132

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the underlying Funds.

Dividends from net investment income, if any, are normally paid annually, except for the Money Market II Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 — 2014 or expected to be taken in each Fund’s 2015 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2012.

J. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC, serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from VC II a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund	0.55% on first $1 billion
0.525% on assets over $1 billion
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million
High Yield Bond Fund	0.65% on the first $150 million
0.60% on the next $350 million
0.55% on assets over $500 million
International Opportunities Fund	0.90% on the first $100 million
0.80% on the next $650 million
0.75% on assets over $750 million

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Large Cap Value Fund	0.50% on the first $500 million
0.475% on assets over $500 million
Mid Cap Growth Fund	0.80% on the first $50 million
0.75% on the next $50 million
0.70% on the next $150 million
0.65% on the next $250 million
0.60% on assets over $500 million
Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on assets over $750 million
Moderate Growth Lifestyle Fund	0.10%
Money Market II Fund	0.25%
Small Cap Growth Fund	0.85% on the first $100 million
0.80% on assets over $100 million
Small Cap Value Fund	0.75% on the first $50 million
0.65% on assets over $50 million
Socially Responsible Fund	0.25% on the first $1 billion
0.24% on assets over $1 billion
Strategic Bond Fund	0.60% on the first $200 million
0.50% on the next $300 million
0.45% on assets over $500 million

VALIC has entered into sub-advisory agreements with the following:

J.P. Morgan Investment Management Inc. (“JPMIM”)—subadviser for the Small Cap Growth Fund and a portion of the Small Cap Value Fund.

Janus Capital Management LLC (“Janus”)—subadviser for a portion of the Large Cap Value Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for a portion of the International Opportunities Fund.

Metropolitan West Capital Management, LLC (“MetWest Capital”)—subadviser for a portion of the Small Cap Value Fund.

PineBridge Investments LLC (“PineBridge”)—subadviser for the Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.

Robeco Investment Management, Inc. d/b/a Boston Partners (“Robeco”)—subadviser for a portion of the Mid Cap Value Fund.

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the Money Market II Fund and the Socially Responsible Fund

The Boston Company Asset Management, LLC (“The Boston Co.”)—subadviser for the Capital Appreciation Fund and a portion of the Large Cap Value Fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global”) (1)—subadviser for a portion of the International Opportunities Fund.

Wellington Management Company LLP (“Wellington”)—subadviser for the High Yield Bond Fund and a portion of the Mid Cap Value Fund.

Wells Capital Management Incorporated (“Wells Capital”)—subadviser for the Mid Cap Growth Fund.

(1)	Effective March 1, 2016, Delaware Investments Fund Advisers replaced UBS Global as the subadviser of the International Opportunities Fund.

The subadvisers are compensated for their services by VALIC.

VALIC has contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Fund’s average daily net assets through December 31, 2016. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Fund’s business. The contractual expense waivers and fee reimbursements will continue until December 31, 2016, subject to termination by the Board, including a majority of the Trustees who are not deemed to be interested persons of the Fund or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Trustees”).

Fund	Maximum Expense Limitation
Aggressive Growth Lifestyle	0.10%
Capital Appreciation	0.85%
Conservative Growth Lifestyle	0.10%
Core Bond	0.77%
High Yield Bond	0.96%
International Opportunities	1.00%
Large Cap Value	0.81%
Mid Cap Growth	0.85%

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Maximum Expense Limitation
Mid Cap Value	1.05%
Moderate Growth Lifestyle	0.10%
Money Market II	0.55%
Small Cap Growth	1.16%
Small Cap Value	0.95%
Socially Responsible	0.56%
Strategic Bond	0.89%

For the six months ended February 29, 2016, pursuant to the contractual expense limitations in the above table, VALIC waived fees and/or reimbursed expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle	$102,185
Capital Appreciation	57,531
Conservative Growth Lifestyle	74,519
Core Bond	94,507
High Yield Bond	48,231
International Opportunities	617,231
Large Cap Value	70,315
Mid Cap Growth	219,277
Mid Cap Value	35,249
Moderate Growth Lifestyle	139,375
Money Market II	72,331
Small Cap Growth	58,439
Small Cap Value	204,449
Socially Responsible	173,346

VALIC may also voluntarily waive fees and/or reimburse expenses to avoid a negative yield on the Money Market II Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Money Market II Fund will be able to avoid a negative yield. For the six months ended February 29, 2016, VALIC voluntarily waived fees and/or reimbursed expenses of $262,059 for the Money Market II Fund.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”), an affiliate of the Adviser. SunAmerica receives from each Fund in the Series and VCI, other than the Lifestyle Funds, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee†: 0.0075% on the first $75 billion; 0.0060% on the next $25 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. For the period ended February 29, 2016, the Administrator earned fees as reflected in the Statements of Operations based upon the aforementioned rate.

VC II, on behalf of each Fund, entered into a Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series and VC I an annual fee of $132,510, which is allocated to each Fund in the Series and VC I based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the six months ended February 29, 2016, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the period ended February 29, 2016, VALIC earned fees as reflected in the Statements of Operations based upon the aforementioned rate.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, Trustees may elect to

†	Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds.”

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

defer all or a portion of their compensation. Amounts deferred may be invested in up to three different affiliated mutual funds that are specified in the plan as selected by the trustees. Obligations under the deferred compensation plan represents unsecured claims against the general assets of the Funds. For the period ended February 29, 2016, VC II has deferred $9,725 of trustee compensation.

At February 29, 2016, the following affiliates owned over five percent of the outstanding shares of the following Funds:

	Holder
Fund	VALIC	VC I Dynamic Allocation Fund	VC II Aggressive Growth Lifestyle	VC II Conservative Growth Lifestyle	VC II Moderate Growth Lifestyle
Aggressive Growth Lifestyle	100.00%	—	—	—	—
Capital Appreciation	46.77%	7.31%	19.30%	4.08%	22.54%
Conservative Growth Lifestyle	100.00%	—	—	—	—
Core Bond	80.90%	1.32%	2.86%	5.77%	9.15%
High Yield Bond	71.86%	0.42%	6.40%	7.92%	13.37%
International Opportunities	93.17%	—	2.75%	1.16%	2.92%
Large Cap Value	89.00%	—	4.65%	1.24%	5.11%
Mid Cap Growth	84.88%	2.75%	5.31%	0.66%	6.40%
Mid Cap Value	90.55%	0.45%	3.34%	0.78%	4.64%
Moderate Growth Lifestyle	100.00%	—	—	—	—
Money Market II	100.00%	—	—	—	—
Small Cap Growth	77.30%	4.20%	9.91%	0.72%	7.87%
Small Cap Value	89.41%	0.90%	3.97%	1.19%	4.54%
Socially Responsible	100.00%	—	—	—	—
Strategic Bond	76.48%	0.82%	2.91%	8.37%	11.37%

As disclosed in the Portfolio of Investments, certain Funds own shares of various VC I or VC II Funds and securities issued by AIG or an affiliate thereof. During the six months ended February 29, 2016, transactions in these securities were as follows:

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2015	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/29/2016
VC I Blue Chip Growth Fund	$—	$2,348,468	$25,770,615	$2,348,468	$7,500,436	$2,986,873	$(5,956,903)	$17,648,617
VC I Capital Conservation Fund	159,212	17,245	12,084,780	176,457	3,891,857	(27,931)	9,110	8,350,559
VC I Dividend Value Fund	317,058	1,431,822	6,809,583	7,527,996	—	—	(1,922,285)	12,415,294
VC I Emerging Economies Fund	—	—	8,512,756	—	8,369,040	(2,389,142)	2,245,426	—
VC I Foreign Value Fund	547,032	—	25,055,812	1,209,222	—	—	(3,588,867)	22,676,167
VC I Global Real Estate Fund	1,318,038	1,880,869	37,088,386	8,770,781	1,139,607	306,184	(3,990,846)	41,034,898
VC I Government Securities Fund	228,815	—	11,720,409	326,257	2,500,763	(94,965)	113,342	9,564,280
VC I Inflation Protected Fund	36,935	5,614	6,147,229	42,550	3,016,911	(158,850)	97,982	3,112,000
VC I International Equities Index Fund	1,530,426	—	53,598,627	5,694,840	1,038,019	(33,977)	(7,093,904)	51,127,567
VC I International Growth Fund	357,270	1,968,436	26,111,544	3,115,286	—	—	(4,464,024)	24,762,806
VC I Mid Cap Index Fund	300,026	2,289,324	20,824,165	5,289,842	—	—	(3,638,706)	22,475,301
VC I Mid Cap Strategic Growth Fund	—	850,500	6,281,073	850,500	—	—	(1,329,656)	5,801,917
VC I Nasdaq-100 Index Fund	91,531	562,569	15,744,312	654,099	2,978,244	1,290,368	(1,952,521)	12,758,014
VC I Science & Technology Fund	—	1,533,105	12,927,808	1,533,106	5,144,695	2,511,852	(3,838,867)	7,989,204
VC I Small Cap Index Fund	349,121	2,000,880	25,240,442	4,099,784	—	—	(4,816,918)	24,523,308
VC I Small Cap Special Values Fund	171,914	1,148,373	7,706,450	4,219,926	—	—	(1,727,432)	10,198,944
VC I Stock Index Fund	459,306	1,343,293	18,884,635	9,878,888	9,134,365	(435,183)	(1,544,208)	17,649,767
VC I Value Fund	47,310	—	1,751,711	1,354,438	—	—	(167,572)	2,938,577
VC II Capital Appreciation Fund	—	—	15,534,457	—	—	—	(475,059)	15,059,398
VC II Core Bond Fund	—	—	44,100,331	1,255,818	12,295,712	56,344	238,962	33,355,743
VC II High Yield Bond Fund	—	—	21,033,471	10,754,236	—	—	(1,112,438)	30,675,269
VC II International Opportunities Fund	—	—	9,944,537	7,059,685	—	—	(913,558)	16,090,664
VC II Large Cap Value Fund	—	—	6,269,332	2,714,203	—	—	(432,246)	8,551,289
VC II Mid Cap Growth Fund	—	—	7,781,765	—	—	—	(936,285)	6,845,480
VC II Mid Cap Value Fund	—	—	27,948,619	2,237,407	—	—	(2,011,847)	28,174,179
VC II Small Cap Growth Fund	—	—	10,659,610	—	—	—	(1,900,767)	8,758,843
VC II Small Cap Value Fund	—	—	15,174,736	3,768,115	—	—	(1,394,506)	17,548,345
VC II Strategic Bond Fund	—	—	28,204,318	4,347,116	10,351,740	(505,151)	(28,586)	21,665,957

	$5,913,994	$17,380,498	$508,911,513	$89,229,020	$67,361,389	$3,506,422	$(52,533,179)	$481,752,387

136

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Conservative Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at 08/31/2015	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/29/2016
VC I Blue Chip Growth Fund	$—	$287,829	$8,241,659	$287,829	$6,165,995	$1,078,310	$(1,278,786)	$2,163,017
VC I Capital Conservation Fund	277,367	30,043	15,268,887	307,410	978,519	(26,507)	(23,559)	14,547,712
VC I Dividend Value Fund	—	—	—	—	—	—	—	—
VC I Emerging Economies Fund	—	—	2,766,752	—	2,850,099	(571,967)	655,314	—
VC I Foreign Value Fund	256,896	—	11,864,958	472,824	—	—	(1,688,661)	10,649,121
VC I Global Real Estate Fund	519,208	740,920	10,957,965	7,250,279	384,125	(8,330)	(1,651,134)	16,164,655
VC I Government Securities Fund	294,842	—	7,341,182	6,561,416	1,469,880	(63,235)	(45,328)	12,324,155
VC I Inflation Protected Fund	99,209	15,082	10,045,842	114,291	1,672,724	17,722	(146,074)	8,359,057
VC I International Equities Index Fund	788,902	—	28,778,237	2,721,957	1,736,139	(107,632)	(3,525,295)	26,131,128
VC I International Government Bond Fund	118	17	1,355,226	135	1,354,391	(90,198)	93,835	4,607
VC I International Growth Fund	201,414	1,109,724	13,246,930	3,270,813	—	—	(2,557,485)	13,960,258
VC I Mid Cap Index Fund	996	7,599	3,173,232	815,984	3,934,642	(145,154)	97,628	7,048
VC I Mid Cap Strategic Growth Fund	—	128,971	1,903,817	128,971	963,909	(128,784)	(60,285)	879,810
VC I Nasdaq-100 Index Fund	5,283	32,471	3,394,272	37,754	2,816,694	1,006,411	(885,358)	736,385
VC I Science & Technology Fund	—	224,786	3,154,469	224,786	2,105,207	316,660	(419,321)	1,171,387
VC I Small Cap Index Fund	64,544	369,916	6,329,604	2,117,417	3,249,170	(108,608)	(555,457)	4,533,786
VC I Small Cap Special Values Fund	52,957	353,746	1,948,066	1,670,736	—	—	(477,106)	3,141,696
VC I Stock Index Fund	—	—	2,632,147	2,331,197	5,107,375	36,786	107,245	—
VC I Value Fund	7,380	—	156,467	323,812	—	—	(21,908)	458,371
VC II Capital Appreciation Fund	—	—	3,286,866	—	—	—	(100,516)	3,186,350
VC II Core Bond Fund	—	—	70,209,752	10,162,092	13,766,066	41,415	548,775	67,195,968
VC II High Yield Bond Fund	—	—	34,147,106	5,438,568	41,992	(1,432)	(1,564,341)	37,977,909
VC II International Opportunities Fund	—	—	3,646,319	3,559,724	—	—	(420,463)	6,785,580
VC II Large Cap Value Fund	—	—	1,586,068	774,739	—	—	(75,677)	2,285,130
VC II Mid Cap Growth Fund	—	—	1,965,116	—	1,004,201	(23,141)	(89,477)	848,297
VC II Mid Cap Value Fund	—	—	6,426,175	617,793	—	—	(432,059)	6,611,909
VC II Small Cap Growth Fund	—	—	1,685,011	—	913,835	(98,083)	(33,108)	639,985
VC II Small Cap Value Fund	—	—	2,399,050	3,278,690	—	—	(403,954)	5,273,786
VC II Strategic Bond Fund	—	—	67,869,332	4,355,858	8,411,151	(463)	(1,398,228)	62,415,348

	$2,569,116	$3,301,104	$325,780,507	$56,825,075	$58,926,114	$1,123,770	$(16,350,783)	$308,452,455

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2015	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Value at 02/29/2016
VC I Blue Chip Growth Fund	$—	$2,893,598	$31,670,997	$2,893,598	$9,122,124	$3,600,896	$(7,298,126)	$21,745,241
VC I Capital Conservation Fund	515,224	55,807	33,759,892	571,031	7,241,949	(139,697)	73,862	27,023,139
VC I Dividend Value Fund	303,530	1,370,730	7,622,383	5,939,680	—	—	(1,676,493)	11,885,570
VC I Emerging Economies Fund	—	—	8,597,667	—	8,632,321	(2,176,310)	2,210,964	—
VC I Foreign Value Fund	647,475	—	29,554,223	1,532,014	—	—	(4,246,397)	26,839,840
VC I Global Real Estate Fund	1,974,912	2,818,243	48,841,329	18,893,682	389,364	27,599	(5,887,662)	61,485,584
VC I Government Securities Fund	365,366	—	18,117,881	4,476,665	7,273,801	(378,559)	329,781	15,271,967
VC I Inflation Protected Fund	57,936	8,808	14,060,219	66,743	9,129,280	(551,921)	435,739	4,881,500
VC I International Equities Index Fund	2,144,737	—	71,151,189	11,533,173	1,606,856	(44,080)	(9,295,085)	71,738,341
VC I International Government Bond Fund	154	22	1,673,500	176	1,672,183	(111,461)	115,952	5,984
VC I International Growth Fund	517,373	2,850,552	35,027,294	7,265,689	—	—	(6,433,202)	35,859,781
VC I Mid Cap Index Fund	372,927	2,845,590	25,237,619	8,162,953	1,246,105	140,998	(4,359,053)	27,936,412
VC I Mid Cap Strategic Growth Fund	—	1,058,935	7,820,393	1,058,935	—	—	(1,655,519)	7,223,809
VC I Nasdaq-100 Index Fund	79,518	488,732	18,139,486	568,250	7,438,141	3,213,923	(3,399,972)	11,083,546
VC I Science & Technology Fund	—	1,684,404	11,825,025	1,684,404	3,023,062	1,151,910	(2,860,635)	8,777,642
VC I Small Cap Index Fund	503,125	2,883,503	36,791,126	9,214,771	4,222,809	(83,000)	(6,359,113)	35,340,975
VC I Small Cap Special Values Fund	192,000	1,282,545	8,831,029	4,348,604	—	—	(1,789,079)	11,390,554
VC I Stock Index Fund	344,236	1,006,756	15,737,605	12,751,870	13,584,097	(504,722)	(1,033,762)	13,366,894
VC I Value Fund	37,938	—	1,556,381	928,214	—	—	(128,111)	2,356,484
VC II Capital Appreciation Fund	—	—	18,141,101	—	—	—	(554,773)	17,586,328
VC II Core Bond Fund	—	—	140,436,913	8,150,853	43,082,829	(167,612)	1,166,181	106,503,506
VC II High Yield Bond Fund	—	—	38,103,971	28,400,228	—	—	(2,385,213)	64,118,986
VC II International Opportunities Fund	—	—	9,642,877	8,437,464	—	—	(948,204)	17,132,137

†	Includes reinvest of distributions paid.

137

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Moderate Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Value at 08/31/2015	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Value at 02/29/2016
VC II Large Cap Value Fund	—	—	7,347,510	2,452,323	—	—	(400,803)	9,399,030
VC II Mid Cap Growth Fund	—	—	9,386,882	—	—	—	(1,129,409)	8,257,473
VC II Mid Cap Value Fund	—	—	37,578,792	4,103,529	—	—	(2,476,076)	39,206,245
VC II Small Cap Growth Fund	—	—	8,465,933	—	—	—	(1,509,602)	6,956,331
VC II Small Cap Value Fund	—	—	13,910,709	7,496,943	—	—	(1,349,254)	20,058,398
VC II Strategic Bond Fund	—	—	89,461,946	12,999,787	15,667,833	273,249	(2,292,370)	84,774,779

	$8,056,451	$21,248,225	$798,491,872	$163,931,579	$133,332,754	$4,251,213	$(65,135,434)	$768,206,476

†	Includes reinvestment of distributions paid.

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended February 29, 2016 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$65,934,528	$67,361,389	$—	$—
Capital Appreciation	19,241,208	20,606,766	—	—
Conservative Growth Lifestyle	50,954,855	58,926,114	—	—
Core Bond	218,631,656	168,999,128	566,430,241	490,788,837
High Yield Bond	104,651,828	68,723,303	—	—
International Opportunities	148,608,722	136,968,261	—	—
Large Cap Value	68,992,845	67,074,018	—	—
Mid Cap Growth	77,048,086	85,626,268	—	—
Mid Cap Value	187,288,892	194,799,492	—	—
Moderate Growth Lifestyle	134,626,903	133,332,754	—	—
Money Market II	—	—	—	—
Small Cap Growth	21,273,717	23,591,793	—	—
Small Cap Value	120,063,472	133,910,870	—	—
Socially Responsible	—	6,167,165	—	—
Strategic Bond	258,554,355	270,589,292	140,913,076	124,566,232

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, treatment of deferred compensation, late year ordinary losses, straddles, investments in partnerships, treatment of defaulted securities and derivative transactions.

The information in the following table is presented on the basis of cost for federal income tax purposes at February 29, 2016.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$522,047,720	$14,871,085	$(55,166,418)	$(40,295,333)
Capital Appreciation	68,133,996	13,935,419	(3,084,458)	10,850,961
Conservative Growth Lifestyle	334,212,937	2,417,386	(28,177,868)	(25,760,482)
Core Bond	1,290,318,370	18,952,211	(24,002,601)	(5,050,390)
High Yield Bond	558,529,183	7,209,818	(43,666,996)	(36,457,178)
International Opportunities	564,922,295	86,188,279	(40,469,061)	45,719,218
Large Cap Value	192,444,124	12,392,407	(14,923,120)	(2,530,713)
Mid Cap Growth	131,477,978	7,313,048	(8,320,964)	(1,007,916)
Mid Cap Value	886,921,093	82,508,823	(85,128,180)	(2,619,357)
Moderate Growth Lifestyle	826,181,196	17,738,205	(75,712,925)	(57,974,720)
Money Market	182,517,904	—	—	—
Small Cap Growth	113,311,876	8,895,282	(17,571,135)	(8,675,853)
Small Cap Value	503,145,132	55,133,564	(78,073,126)	(22,939,562)
Socially Responsible	597,916,578	759,315,062	(1,239,918)	758,075,144
Strategic Bond	857,645,384	6,594,614	(55,250,105)	(48,655,491)

138

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

The tax character of distributions paid may differ from the Statement of Changes in Net Assets due to short-term gains treated as ordinary income distributions for tax purposes. The tax basis of distributable earnings at August 31, 2015 and the tax character of distributions paid during the year ended August 31, 2015 were as follows:

	Distributable Earnings			Tax Distributions
Fund	Ordinary Income	Long- Term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$13,270,729	$34,330,762	$12,237,846	$10,015,465	$36,393,527
Capital Appreciation	315,770	7,803,191	15,657,436	272,960	—
Conservative Growth Lifestyle	9,991,705	11,963,320	(9,409,699)	12,368,253	9,535,583
Core Bond	26,673,576	—	(4,733,713)	21,848,211	—
High Yield Bond	23,145,260	(25,316,663)	(16,076,350)	21,285,525	—
International Opportunities	6,570,283	(111,391,478)	72,644,592	7,671,663	—
Large Cap Value	2,377,606	(28,025,879)	11,674,944	2,722,460	—
Mid Cap Growth	—	9,306,137	9,121,933	5,454,990	17,636,410
Mid Cap Value	2,720,801	130,587,634	88,399,530	10,189,508	84,711,714
Moderate Growth Lifestyle	21,298,906	41,294,498	7,160,714	18,139,636	43,143,104
Money Market II	2,293	(879)	—	16,299	—
Small Cap Growth	65,807	9,838,498	11,119,960	421,402	11,885,623
Small Cap Value	11,017,596	52,510,354	16,895,979	14,057,722	58,550,498
Socially Responsible	9,965,112	45,987,263	120,090,612	8,278,684	—
Strategic Bond	32,224,009	917,775	(32,280,498)	33,663,602	1,806,930

@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of August 31, 2015, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†		Unlimited†
Fund	2017	2018	ST	LT
Aggressive Growth Lifestyle	$—	$—	$—	$—
Capital Appreciation	—	—	—	—
Conservative Growth Lifestyle	—	—	—	—
Core Bond	—	—	—	—
High Yield Bond	—	25,316,663	—	—
International Opportunities	—	111,391,478	—	—
Large Cap Value	—	28,025,879	—	—
Mid Cap Growth	—	—	—	—
Mid Cap Value	—	—	—	—
Moderate Growth Lifestyle	—	—	—	—
Money Market II	879	—	—	—
Small Cap Growth	—	—	—	—
Small Cap Value	—	—	—	—
Socially Responsible	—	—	—	—
Strategic Bond	—	—	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

139

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended August 31, 2015, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Aggressive Growth Lifestyle	$—	$—	$—
Capital Appreciation	—	694,142	—
Conservative Growth Lifestyle	—	—	—
Core Bond	—	—	1,293,043
High Yield Bond	—	5,228,467	1,658,483
International Opportunities	—	13,274,551	—
Large Cap Value	147	—	—
Mid Cap Growth	436,220	1,310,158	—
Mid Cap Value	—	3,555,225	—
Moderate Growth Lifestyle	—	—	—
Money Market II	—	—	—
Small Cap Growth	142,552	—	—
Small Cap Value	—	—	—
Socially Responsible	—	—	—
Strategic Bond	—	1,648,092	4,553,719

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Aggressive Growth Lifestyle				Capital Appreciation
	For the period ended February 29, 2016 (unaudited)		For the year ended August 31, 2015		For the period ended February 29, 2016 (unaudited)		For the year ended August 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,472,877	$15,553,603	4,203,033	$49,369,747	98,376	$1,624,010	121,463	$2,010,124
Reinvested dividends	—	—	4,096,116	46,408,992	—	—	16,113	272,960
Shares redeemed	(1,585,434)	(16,724,598)	(3,138,018)	(36,389,891)	(189,283)	(3,127,880)	(614,048)	(10,080,953)

Net increase (decrease)	(112,557)	$(1,170,995)	5,161,131	$59,388,848	(90,907)	$(1,503,870)	(476,472)	$(7,797,869)

	Conservative Growth Lifestyle				Core Bond
	For the period ended February 29, 2016 (unaudited)		For the year ended August 31, 2015		For the period ended February 29, 2016 (unaudited)		For the year ended August 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,029,722	$12,193,533	3,147,465	$40,276,173	19,171,738	$210,118,094	21,593,664	$241,380,387
Reinvested dividends	—	—	1,760,759	21,903,836	—	—	1,989,819	21,848,211
Shares redeemed	(1,684,389)	(19,994,581)	(2,238,876)	(28,446,478)	(10,980,786)	(120,310,271)	(11,457,616)	(127,286,985)

Net increase (decrease)	(654,667)	$(7,801,048)	2,669,348	$33,733,531	8,190,952	$89,807,823	12,125,867	$135,941,613

	High Yield Bond				International Opportunities
	For the period ended February 29, 2016 (unaudited)		For the year ended August 31, 2015		For the period ended February 29, 2016 (unaudited)		For the year ended August 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,601,335	$62,796,977	14,049,866	$108,511,346	2,554,309	$38,920,773	6,282,779	$93,309,500
Reinvested dividends	—	—	2,789,715	21,285,525	—	—	486,781	7,671,663
Shares redeemed	(4,406,461)	(31,572,793)	(6,525,984)	(50,794,785)	(1,461,519)	(21,779,028)	(5,072,832)	(76,283,610)

Net increase (decrease)	4,194,874	$31,224,184	10,313,597	$79,002,086	1,092,790	$17,141,745	1,696,728	$24,697,553

	Large Cap Value				Mid Cap Growth
	For the period ended February 29, 2016 (unaudited)		For the year ended August 31, 2015		For the period ended February 29, 2016 (unaudited)		For the year ended August 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	633,307	$10,460,840	690,649	$12,355,120	678,600	$5,863,567	1,428,370	$14,011,065
Reinvested dividends	—	—	149,750	2,722,460	—	—	2,477,618	23,091,400
Shares redeemed	(592,970)	(10,008,104)	(2,103,773)	(37,086,765)	(1,536,913)	(12,386,435)	(2,516,951)	(25,399,865)

Net increase (decrease)	40,337	$452,736	(1,263,374)	$(22,009,185)	(858,313)	$(6,522,868)	1,389,037	$11,702,600

140

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Mid Cap Value				Moderate Growth Lifestyle
	For the period ended February 29, 2016 (unaudited)		For the year ended August 31, 2015		For the period ended February 29, 2016 (unaudited)		For the year ended August 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	724,228	$14,917,490	3,049,044	$71,884,895	1,867,094	$26,143,712	5,164,163	$78,788,402
Reinvested dividends	—	—	4,081,773	94,901,222	—	—	4,137,930	61,282,740
Shares redeemed	(1,654,387)	(36,240,737)	(3,222,063)	(79,026,342)	(1,760,413)	(24,461,648)	(3,799,310)	(57,394,855)

Net increase (decrease)	(930,159)	$(21,323,247)	3,908,754	$87,759,775	106,681	$1,682,064	5,502,783	$82,676,287

	Money Market II				Small Cap Growth
	For the period ended February 29, 2016 (unaudited)		For the year ended August 31, 2015		For the period ended February 29, 2016 (unaudited)		For the year ended August 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	44,978,857	$44,978,857	64,201,569	$64,201,569	325,098	$4,600,642	801,542	$13,419,432
Reinvested dividends	8,453	8,453	16,299	16,299	—	—	772,084	12,307,025
Shares redeemed	(30,434,397)	(30,434,397)	(75,165,074)	(75,165,074)	(483,332)	(7,007,468)	(1,389,764)	(23,157,490)

Net increase (decrease)	14,552,913	$14,552,913	(10,947,206)	$(10,947,206)	(158,234)	$(2,406,826)	183,862	$2,568,967

	Small Cap Value				Socially Responsible
	For the period ended February 29, 2016 (unaudited)		For the year ended August 31, 2015		For the period ended February 29, 2016 (unaudited)		For the year ended August 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,020,019	$27,419,575	2,479,534	$40,547,760	440,804	$8,227,030	5,383,674	$103,811,338
Reinvested dividends	—	—	4,792,622	72,608,220	—	—	422,597	8,278,684
Shares redeemed	(2,628,870)	(36,307,356)	(6,004,887)	(95,375,625)	(1,641,293)	(30,687,879)	(3,257,382)	(62,192,510)

Net increase (decrease)	(608,851)	$(8,887,781)	1,267,269	$17,780,355	(1,200,489)	$(22,460,849)	2,548,889	$49,897,512

	Strategic Bond
	For the period ended February 29, 2016 (unaudited)		For the year ended August 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	4,046,961	$43,908,733	8,532,991	$98,799,263
Reinvested dividends	—	—	3,147,341	35,470,532
Shares redeemed	(6,363,316)	(68,814,017)	(4,401,538)	(50,254,535)

Net increase (decrease)	(2,316,355)	$(24,905,284)	7,278,794	$84,015,260

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the six months ended February 29, 2016, the amount of expense reductions received by each Fund used to offset non-affiliated expenses were as follows:

Fund	Amount
Capital Appreciation	$3,463
International Opportunities	9,021
Large Cap Value	13,223
Mid Cap Growth	8,649
Mid Cap Value	2,165
Small Cap Growth	9,011
Small Cap Value	15,447

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

defaulted, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Core Bond Fund, Money Market II Fund and Strategic Bond Fund’s concentration in such investments, these funds may be subject to risks associated with U.S. Government agencies or instrumentalities.

The International Opportunities Fund invests internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Fund, except the Money Market II Fund, the Lifestyle Funds and the Small Cap Value Fund, may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States (“Yankee Bonds”), or for which the primary trading market is abroad (“Euro Bonds”). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. As a result of the Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the international bonds.

Note 9 — Line of Credit

VCII, along with certain other funds managed by the Adviser, has access to an $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company, the Funds’ custodian. Prior to October 9, 2015, interest on the committed line of credit was payable at the higher of the Federal Funds Rate plus 125 basis points or the Overnight London Interbank Offered Rate plus 125 basis points. There was also a commitment fee of 15 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000.

Effective October 9, 2015, the interest payable under the committed line of credit is the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points. In addition, the commitment fee on the daily unused portion of the committed line of credit increases to 20 basis points per annum.

For the six months ended February 29, 2016, the following Funds had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Large Cap Value	7	$38	$126,231	1.56%
Mid Cap Growth . . . . . . . . . . . . . . . . . . . . . .	1	27	637,716	1.54%
Mid Cap Value	1	4	109,448	1.39%

At February 29, 2016, there were no borrowings outstanding.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the six months ended February 29, 2016, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions.

For the year ended February 29, 2016, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
International Opportunities	$939,940	$4,941	$(2)
Mid Cap Value	—	69,933	38,130

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

For the year ended February 29, 2016, the following Funds incurred brokerage commissions with affiliated brokers which are affiliates of a sub-adviser:

Affiliated Broker	International Opportunities	Large Cap Value	Small Cap Value
ConvergEx Execution Solutions LLC	$—	$79	$—
J.P. Morgan Securities Inc.	—	—	6,926
Pershing, LLC	—	85	—
UBS AG	14,886	—	—
Wells Fargo Securities, LLC	—	—	291

Note 12 — Subsequent Event Note

At an in-person meeting held on January 25-26, 2016 (the “Meeting”), the Board approved a proposal to convert the Money Market II Fund (the “Fund”) into a “government money market fund” as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended. In connection with this approval, the Board also approved a change in the Fund’s name to the “Government Money Market II Fund.” The conversion and change in the Fund’s name will become effective on or about September 28, 2016. In order to qualify as a government money market fund, the Fund must invest at least 99.5% of its total assets in government securities, cash, or repurchase agreements collateralized by government securities or cash. As a government money market fund, the Fund will seek to maintain a stable $1.00 net asset value per share and will not be subject to liquidity fees and/or redemption gates.

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FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Aggressive Growth Lifestyle Fund												Capital Appreciation Fund
	Six Months Ended February 29, 2016(f)		Year Ended August 31,										Six Months Ended February 29, 2016(f)		Year Ended August 31,
			2015		2014		2013		2012		2011				2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$10.67		$12.04		$10.30		$9.22		$8.44		$7.41		$16.35		$15.88	$12.82	$10.92	$9.37	$8.01

Income (loss) from investment operations:
Net investment income (loss)(d)	0.12		0.20		0.18		0.11		0.14		0.19		0.04		0.06	0.05	0.07	0.05	0.05
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.67)		(0.52)		1.77		1.10		0.79		1.02		(0.54)		0.46	3.08	1.88	1.55	1.35
Net increase from payments by affiliates	–		–		–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	(0.55)		(0.32)		1.95		1.21		0.93		1.21		(0.50)		0.52	3.13	1.95	1.60	1.40

Distributions from:
Net investment income	–		(0.19)		(0.11)		(0.13)		(0.15)		(0.18)		–		(0.05)	(0.07)	(0.05)	(0.05)	(0.04)
Net realized gain on securities	–		(0.86)		(0.10)		–		–		–		–		–	–	–	–	–

Total distributions	–		(1.05)		(0.21)		(0.13)		(0.15)		(0.18)		–		(0.05)	(0.07)	(0.05)	(0.05)	(0.04)

Net asset value at end of period	$10.12		$10.67		$12.04		$10.30		$9.22		$8.44		$15.85		$16.35	$15.88	$12.82	$10.92	$9.37

TOTAL RETURN(a)	(5.15)%		(3.17)%		19.03%		13.21%		11.15%		16.33%		(3.06)%		3.28%	24.43%	17.93%	17.13%	17.41%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.85	%(g)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.14	%(e)(g)	0.14	%(e)	0.14	%(e)	0.15	%(e)	0.16	%(e)	0.18	%(e)	0.99	%(g)	0.98%	0.99%	1.01%	1.07%	1.03%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		0.01	%(g)	0.01%	0.01%	0.01%	0.01%	–
Ratio of net investment income (loss) to average net assets(b)	2.26	%(e)(g)	1.71	%(e)	1.56	%(e)	1.11	%(e)	1.62	%(e)	2.26	%(e)	0.51	%(g)	0.36%	0.31%	0.58%	0.53%	0.48%
Ratio of net investment income (loss) to average net assets(c)	2.22	%(e)(g)	1.67	%(e)	1.52	%(e)	1.06	%(e)	1.55	%(e)	2.18	%(e)	0.37	%(g)	0.23%	0.17%	0.42%	0.32%	0.29%
Portfolio turnover rate	13%		31%		32%		41%		44%		62%		24%		44%	44%	44%	119%	52%
Number of shares outstanding at end of period (000’s)	47,594		47,707		42,546		38,755		34,029		21,941		4,923		5,014	5,491	5,470	5,443	4,674
Net assets at the end of period (000’s)	$481,737		$508,890		$512,113		$399,133		$313,655		$185,211		$78,053		$81,961	$87,214	$70,095	$59,413	$43,798

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited.
(g)	Annualized.

See Notes to Financial Statements

144

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Conservative Growth Lifestyle Fund												Core Bond Fund
	Six Months Ended February 29, 2016(f)		Year Ended August 31,										Six Months Ended February 29, 2016(f)		Year Ended August 31,
			2015		2014		2013		2012		2011				2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$11.95		$13.12		$12.13		$12.02		$11.22		$10.31		$10.93		$11.09	$10.69	$11.41	$10.90	$10.68

Income (loss) from investment operations:
Net investment income (loss)(d)	0.09		0.31		0.29		0.26		0.29		0.34		0.12		0.23	0.24	0.23	0.30	0.38
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.45)		(0.62)		1.31		0.32		0.86		0.87		(0.03)		(0.16)	0.44	(0.43)	0.56	0.13
Net increase from payments by affiliates	–		–		–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	(0.36)		(0.31)		1.60		0.58		1.15		1.21		0.09		0.07	0.68	(0.20)	0.86	0.51

Distributions from:
Net investment income	–		(0.29)		(0.26)		(0.24)		(0.27)		(0.30)		–		(0.23)	(0.20)	(0.32)	(0.30)	(0.29)
Net realized gain on securities	–		(0.57)		(0.35)		(0.23)		(0.08)		–		–		–	(0.08)	(0.20)	(0.05)	–

Total distributions	–		(0.86)		(0.61)		(0.47)		(0.35)		(0.30)		–		(0.23)	(0.28)	(0.52)	(0.35)	(0.29)

Net asset value at end of period	$11.59		$11.95		$13.12		$12.13		$12.02		$11.22		$11.02		$10.93	$11.09	$10.69	$11.41	$10.90

TOTAL RETURN(a)	(3.01)%		(2.65)%		13.34%		4.93%		10.50%		11.82%		0.82%		0.62%	6.44%	(1.95)%	8.08%	4.89%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.77	%(g)	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets(c)	0.15	%(e)(g)	0.14	%(e)	0.15	%(e)	0.16	%(e)	0.18	%(e)	0.20	%(e)	0.79	%(g)	0.79%	0.80%	0.84%	0.86%	0.88%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.52	%(e)(g)	2.45	%(e)	2.26	%(e)	2.12	%(e)	2.59	%(e)	3.05	%(e)	2.19	%(g)	2.10%	2.24%	2.12%	2.79%	3.65%
Ratio of net investment income (loss) to average net assets(c)	1.47	%(e)(g)	2.40	%(e)	2.22	%(e)	2.06	%(e)	2.51	%(e)	2.95	%(e)	2.17	%(g)	2.08%	2.21%	2.05%	2.70%	3.53%
Portfolio turnover rate	16%		33%		31%		53%		36%		66%		61%		153%	169%	175%	177%	161%
Number of shares outstanding at end of period (000’s)	26,615		27,270		24,601		21,622		16,819		10,665		105,680		97,489	85,364	72,290	55,895	39,745
Net assets at the end of period (000’s)	$308,481		$325,797		$322,764		$262,360		$202,134		$119,710		$1,165,081		$1,065,803	$946,699	$772,784	$637,701	$433,168

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited.
(g)	Annualized.

See Notes to Financial Statements

145

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	High Yield Bond Fund							International Opportunities Fund
	Six Months Ended February 29, 2016(e)		Year Ended August 31,					Six Months Ended February 29, 2016(e)		Year Ended August 31,
			2015	2014	2013	2012	2011			2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$7.40		$7.93	$7.63	$7.64	$7.28	$7.36	$15.08		$15.50	$13.78	$11.87	$12.47	$11.23

Income (loss) from investment operations:
Net investment income (loss)(d)	0.18		0.38	0.41	0.44	0.46	0.56	0.02		0.16	0.16	0.14	0.20	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.47)		(0.53)	0.28	(0.03)	0.45	(0.05)	(0.68)		(0.38)	1.75	2.04	(0.59)	1.21
Net increase from payments by affiliates	–		–	–	–	–	–	–		–	–	–	–	–

Total income (loss) from investment operations	(0.29)		(0.15)	0.69	0.41	0.91	0.51	(0.66)		(0.22)	1.91	2.18	(0.39)	1.37

Distributions from:
Net investment income	–		(0.38)	(0.39)	(0.42)	(0.55)	(0.59)	–		(0.20)	(0.19)	(0.27)	(0.21)	(0.13)
Net realized gain on securities	–		–	–	–	–	–	–		–	–	–	–	–

Total distributions	–		(0.38)	(0.39)	(0.42)	(0.55)	(0.59)	–		(0.20)	(0.19)	(0.27)	(0.21)	(0.13)

Net asset value at end of period	$7.11		$7.40	$7.93	$7.63	$7.64	$7.28	$14.42		$15.08	$15.50	$13.78	$11.87	$12.47

TOTAL RETURN(a)	(3.92)%		(2.02)%	9.10%	5.46%	13.18%	7.00%	(4.38)%		(1.50)%	13.88%	18.58%	(2.95)%	12.14%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.96	%(f)	0.96%	0.96%	0.96%	0.96%	0.96%	1.00	%(f)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets(c)	0.98	%(f)	0.98%	0.99%	1.01%	1.02%	1.03%	1.20	%(f)	1.21%	1.21%	1.31%	1.31%	1.28%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	0.00	%(f)	0.01%	0.00%	–	–	–
Ratio of net investment income (loss) to average net assets(b)	5.14	%(f)	5.00%	5.25%	5.77%	6.26%	7.48%	0.23	%(f)	1.02%	1.05%	1.08%	1.70%	1.18%
Ratio of net investment income (loss) to average net assets(c)	5.12	%(f)	4.97%	5.22%	5.73%	6.20%	7.42%	0.03	%(f)	0.81%	0.84%	0.76%	1.39%	0.91%
Portfolio turnover rate	16%		36%	37%	34%	38%	47%	23%		59%	72%	62%	164%	66%
Number of shares outstanding at end of period (000’s)	67,526		63,332	53,018	44,801	37,281	36,022	40,641		39,548	37,851	38,063	41,554	46,945
Net assets at the end of period (000’s)	$479,805		$468,855	$420,459	$341,751	$284,818	$262,380	$585,926		$596,301	$586,631	$524,503	$493,207	$585,357

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited.
(f)	Annualized.

See Notes to Financial Statements

146

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FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Large Cap Value Fund							Mid Cap Growth Fund
	Six Months Ended February 29, 2016(e)		Year Ended August 31,					Six Months Ended February 29, 2016(e)		Year Ended August 31,
			2015	2014	2013	2012	2011			2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$17.08		$17.58	$14.51	$11.67	$10.41	$9.26	$8.81		$10.13	$9.76	$8.45	$7.93	$6.28

Income (loss) from investment operations:
Net investment income (loss)(d)	0.14		0.20	0.22	0.19	0.15	0.11	(0.01)		(0.02)	(0.05)	0.00	0.00	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.04)		(0.46)	3.04	2.81	1.22	1.18	(1.05)		0.27	1.33	1.42	0.52	1.67
Net increase from payments by affiliates	–		–	–	–	–	–	–		–	–	–	–	–

Total income (loss) from investment operations	(0.90)		(0.26)	3.26	3.00	1.37	1.29	(1.06)		0.25	1.28	1.42	0.52	1.65

Distributions from:
Net investment income	–		(0.24)	(0.19)	(0.16)	(0.11)	(0.14)	–		–	(0.01)	(0.01)	–	–
Net realized gain on securities	–		–	–	–	–	–	–		(1.57)	(0.90)	(0.10)	–	–

Total distributions	–		(0.24)	(0.19)	(0.16)	(0.11)	(0.14)	–		(1.57)	(0.91)	(0.11)	–	–

Net asset value at end of period	$16.18		$17.08	$17.58	$14.51	$11.67	$10.41	$7.75		$8.81	$10.13	$9.76	$8.45	$7.93

TOTAL RETURN(a)	(5.27)%		(1.56)%	22.55%	26.02%	13.30%	13.84%	(12.03)%		1.66%	13.86%	17.06%	6.56%	26.27%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.81	%(f)	0.81%	0.81%	0.81%	0.81%	0.81%	0.85	%(f)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.88	%(f)	0.88%	0.88%	0.91%	0.93%	0.93%	1.15	%(f)	1.14%	1.17%	1.18%	1.18%	1.19%
Ratio of expense reductions to average net assets	0.01	%(f)	0.01%	0.01%	0.01%	0.02%	0.01%	0.01	%(f)	0.01%	0.01%	0.01%	0.03%	0.02%
Ratio of net investment income (loss) to average net assets(b)	1.62	%(f)	1.11%	1.31%	1.40%	1.33%	0.98%	(0.35	)%(f)	(0.26)%	(0.47)%	0.02%	0.02%	(0.32)%
Ratio of net investment income (loss) to average net assets(c)	1.54	%(f)	1.04%	1.24%	1.30%	1.21%	0.86%	(0.65	)%(f)	(0.54)%	(0.79)%	(0.30)%	(0.31)%	(0.66)%
Portfolio turnover rate	36%		72%	54%	53%	62%	65%	53%		102%	175%	112%	131%	206%
Number of shares outstanding at end of period (000’s)	11,374		11,333	12,597	12,995	12,913	14,543	16,649		17,507	16,118	13,586	16,888	20,333
Net assets at the end of period (000’s)	$184,022		$193,602	$221,453	$188,508	$150,682	$151,360	$129,055		$154,291	$163,273	$132,584	$142,785	$161,271

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited.
(f)	Annualized.

See Notes to Financial Statements

147

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Mid Cap Value Fund							Moderate Growth Lifestyle Fund
	Six Months Ended February 29, 2016(f)		Year Ended August 31,					Six Months Ended February 29, 2016(f)		Year Ended August 31,
			2015	2014	2013	2012	2011			2015		2014		2013		2012		2011

PER SHARE DATA
Net asset value at beginning of period	$21.82		$25.15	$21.66	$17.31	$15.28	$13.61	$14.09		$15.61		$13.93		$13.10		$12.04		$10.81

Income (loss) from investment operations:
Net investment income (loss)(d)	0.07		0.07	0.05	0.07	0.06	0.04	0.13		0.29		0.28		0.21		0.24		0.30
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.56)		(0.82)	5.06	4.35	2.05	1.74	(0.69)		(0.65)		1.99		1.04		1.06		1.23
Net increase from payments by affiliates	–		–	–	–	–	–	–		–		–		–		–		–

Total income (loss) from investment operations	(1.49)		(0.75)	5.11	4.42	2.11	1.78	(0.56)		(0.36)		2.27		1.25		1.30		1.53

Distributions from:
Net investment income	–		(0.05)	(0.08)	(0.07)	(0.08)	(0.11)	–		(0.28)		(0.20)		(0.21)		(0.24)		(0.30)
Net realized gain on securities	–		(2.53)	(1.54)	–	–	–	–		(0.88)		(0.39)		(0.21)		–		–

Total distributions	–		(2.58)	(1.62)	(0.07)	(0.08)	(0.11)	–		(1.16)		(0.59)		(0.42)		(0.24)		(0.30)

Net asset value at end of period	$20.33		$21.82	$25.15	$21.66	$17.31	$15.28	$13.53		$14.09		$15.61		$13.93		$13.10		$12.04

TOTAL RETURN(a)	(6.83)%		(3.61)%	23.97%	25.64%	13.85%	12.98%	(3.97)%		(2.68)%		16.46%		9.76%		11.00%		14.20%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.05	%(g)	1.05%	1.05%	1.05%	1.05%	1.05%	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)
Ratio of expenses to average net assets(c)	1.06	%(g)	1.06%	1.05%	1.08%	1.11%	1.15%	0.14	%(e)(g)	0.13	%(e)	0.13	%(e)	0.14	%(e)	0.16	%(e)	0.17	%(e)
Ratio of expense reductions to average net assets	0.00	%(g)	0.00%	0.00%	0.00%	0.01%	0.02%	–		–		–		–		–		–
Ratio of net investment income (loss) to average net assets(b)	0.67	%(g)	0.28%	0.22%	0.37%	0.39%	0.23%	1.95	%(e)(g)	1.92	%(e)	1.84	%(e)	1.55	%(e)	1.99	%(e)	2.47	%(e)
Ratio of net investment income (loss) to average net assets(c)	0.67	%(g)	0.27%	0.22%	0.34%	0.33%	0.13%	1.91	%(e)(g)	1.89	%(e)	1.81	%(e)	1.50	%(e)	1.93	%(e)	2.41	%(e)
Portfolio turnover rate	21%		56%	29%	46%	70%	108%	17%		30%		27%		36%		36%		58%
Number of shares outstanding at end of period (000’s)	41,530		42,460	38,551	39,686	40,101	40,315	56,762		56,655		51,152		43,504		34,532		23,286
Net assets at the end of period (000’s)	$844,471		$926,580	$969,591	$859,611	$694,095	$615,965	$768,153		$798,444		$798,521		$606,185		$452,347		$280,436

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited.
(g)	Annualized.

See Notes to Financial Statements

148

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Money Market II Fund									Small Cap Growth Fund
	Six Months Ended February 29, 2016(f)		Year Ended August 31,							Six Months Ended February 29, 2016(f)		Year Ended August 31,
			2015		2014	2013	2012	2011				2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$15.31		$16.27	$16.11	$13.47	$12.87	$10.20

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.00		0.00	0.00	0.00	0.00		(0.00)		(0.04)	(0.14)	(0.09)	(0.07)	(0.10)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.00		0.00		0.00	0.00	0.00	(0.00)		(2.73)		0.97	1.68	3.92	1.66	2.77
Net increase from payments by affiliates	–		0.00		–	–	–	0.00		–		–	–	–	–	–

Total income (loss) from investment operations	0.00		0.00		0.00	0.00	0.00	0.00		(2.73)		0.93	1.54	3.83	1.59	2.67

Distributions from:
Net investment income	(0.00)		(0.00)		(0.00)	(0.00)	(0.00)	(0.00)		–		–	–	–	–	–
Net realized gain on securities	–		–		–	–	–	–		–		(1.89)	(1.38)	(1.19)	(0.99)	–

Total distributions	(0.00)		(0.00)		(0.00)	(0.00)	(0.00)	(0.00)		–		(1.89)	(1.38)	(1.19)	(0.99)	–

Net asset value at end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$12.58		$15.31	$16.27	$16.11	$13.47	$12.87

TOTAL RETURN(a)	0.00%		0.01	%(e)	0.01%	0.01%	0.01%	0.01	%(e)	(17.83)%		5.26%	10.33%	31.19%	13.13%	26.18%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.24	%(g)	0.15%		0.15%	0.20%	0.19%	0.20%		1.16	%(g)	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.64	%(g)	0.64%		0.63%	0.65%	0.65%	0.65%		1.27	%(g)	1.25%	1.26%	1.31%	1.33%	1.32%
Ratio of expense reduction to average net assets	–		–		–	–	–	–		0.02	%(g)	0.01%	0.00%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.01	%(g)	0.01%		0.01%	0.01%	0.01%	0.01%		(0.05	)%(g)	(0.25)%	(0.83)%	(0.65)%	(0.52)%	(0.76)%
Ratio of net investment income (loss) to average net assets(c)	(0.39	)%(g)	(0.48)%		(0.47)%	(0.44)%	(0.45)%	(0.44)%		(0.17	)%(g)	(0.34)%	(0.93)%	(0.80)%	(0.69)%	(0.92)%
Portfolio turnover rate	N/A		N/A		N/A	N/A	N/A	N/A		21%		49%	63%	68%	63%	79%
Number of shares outstanding at end of period (000’s)	174,435		159,882		170,830	186,069	187,696	214,677		7,027		7,185	7,001	6,333	6,026	6,124
Net assets at the end of period (000’s)	$174,461		$159,905		$170,575	$185,810	$187,430	$214,407		$88,401		$110,029	$113,907	$102,025	$81,161	$78,839

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(f)	Unaudited.
(g)	Annualized.

See Notes to Financial Statements

149

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Small Cap Value Fund								Socially Responsible Fund
	Six Months Ended February 29, 2016(g)		Year Ended August 31,						Six Months Ended February 29, 2016(g)		Year Ended August 31,
			2015	2014	2013	2012		2011			2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$14.01		$16.65	$15.83	$12.68	$12.41		$10.27	$18.55		$18.56	$14.84	$12.53	$10.92	$9.34

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11		0.17	0.09	0.13	0.07		0.04	0.14		0.26	0.22	0.21	0.16	0.13
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.18)		(0.56)	2.70	3.33	0.71		2.23	(0.34)		(0.05)	3.74	2.31	1.60	1.57
Net increase from payments by affiliates	–		–	–	–	0.00		–	–		–	–	–	–	–

Total income (loss) from investment operations	(1.07)		(0.39)	2.79	3.46	0.78		2.27	(0.20)		0.21	3.96	2.52	1.76	1.70

Distributions from:
Net investment income	–		(0.10)	(0.17)	(0.07)	(0.12)		(0.13)	–		(0.22)	(0.24)	(0.21)	(0.15)	(0.12)
Net realized gain on securities	–		(2.15)	(1.80)	(0.24)	(0.39)		–	–		–	–	–	–	–

Total distributions	–		(2.25)	(1.97)	(0.31)	(0.51)		(0.13)	–		(0.22)	(0.24)	(0.21)	(0.15)	(0.12)

Net asset value at end of period	$12.94		$14.01	$16.65	$15.83	$12.68		$12.41	$18.35		$18.55	$18.56	$14.84	$12.53	$10.92

TOTAL RETURN(a)	(7.64)%		(3.38)%	18.39%	27.78%	6.58	%(f)	22.06%	(1.08)%		1.06%	26.82%	20.40%	16.34%	18.19	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.95	%(h)	0.95%	0.95%	0.95%	0.95%		0.95%	0.56	%(h)	0.56%	0.56%	0.56%	0.56%	0.56%
Ratio of expenses to average net assets(c)	1.04	%(h)	1.03%	1.03%	1.05%	1.08%		1.07%	0.61	%(h)	0.61%	0.61%	0.62%	0.63%	0.63%
Ratio of expense reductions to average net assets	0.01	%(h)	0.00%	0.01%	0.01%	0.01%		0.01%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.59	%(h)	1.02%	0.54%	0.91%	0.58%		0.33%	1.54	%(h)	1.35%	1.29%	1.56%	1.39%	1.19%
Ratio of net investment income (loss) to average net assets(c)	1.50	%(h)	0.95%	0.46%	0.81%	0.46%		0.21%	1.49	%(h)	1.31%	1.25%	1.49%	1.33%	1.12%
Portfolio turnover rate	26%		50%	47%	81%	96%		116%	0%		31%	26%	39%	44%	81%
Number of shares outstanding at end of period (000’s)	34,175		34,784	33,516	32,045	32,052		32,626	37,953		39,153	36,604	39,040	47,833	60,129
Net assets at the end of period (000’s)	$442,260		$487,157	$558,170	$507,366	$406,471		$404,748	$696,618		$726,460	$679,235	$579,372	$599,500	$656,395

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was decreased by less than 0.01% from losses realized on the disposal of investments in violation of investment restrictions.
(g)	Unaudited.
(h)	Annualized.

See Notes to Financial Statements

150

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Strategic Bond Fund
	Six Months Ended February 29, 2016(e)		Year Ended August 31,
			2015	2014	2013	2012	2011

PER SHARE DATA
Net asset value at beginning of period	$11.00		$11.77	$11.23	$11.78	$11.31	$11.22

Income (loss) from investment operations:
Net investment income (loss)(d)	0.20		0.42	0.48	0.46	0.49	0.60
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.41)		(0.68)	0.62	(0.44)	0.58	0.09
Net increase from payments by affiliates	–		–	–	–	–	–

Total income (loss) from investment operations	(0.21)		(0.26)	1.10	0.02	1.07	0.69

Distributions from:
Net investment income	–		(0.41)	(0.44)	(0.46)	(0.60)	(0.60)
Net realized gain on securities	–		(0.10)	(0.12)	(0.11)	–	–

Total distributions	–		(0.51)	(0.56)	(0.57)	(0.60)	(0.60)

Net asset value at end of period	$10.79		$11.00	$11.77	$11.23	$11.78	$11.31

TOTAL RETURN(a)	(1.91)%		(2.32)%	9.89%	0.03%	9.97%	6.36%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.88	%(f)	0.87%	0.88%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets(c)	0.88	%(f)	0.87%	0.88%	0.91%	0.93%	0.95%
Ratio of expense reductions to average net assets	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	3.71	%(f)	3.67%	4.11%	4.00%	4.39%	5.33%
Ratio of net investment income (loss) to average net assets(c)	3.71	%(f)	3.67%	4.11%	3.98%	4.35%	5.27%
Portfolio turnover rate	54%		132%	150%	164%	191%	144%
Number of shares outstanding at end of period (000’s)	69,111		71,428	64,149	61,398	53,061	44,277
Net assets at the end of period (000’s)	$745,904		$785,635	$755,092	$689,403	$624,863	$500,792

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited.
(f)	Annualized.

See Notes to Financial Statements

151

VALIC Company II

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited)

At an in-person meeting held on February 25, 2016 (the “Meeting”), the Board of VALIC Company II, including the Trustees who are not “interested persons,” as defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and Delaware Investments Fund Advisers (“Delaware Investments”) with respect to the International Opportunities Fund (the “Fund”). In connection with the approval of the Sub-Advisory Agreement with Delaware Investments, the Board approved the termination of the existing Investment Sub-Advisory Agreement between VALIC and UBS Asset Management (Americas) Inc. (“UBS”) with respect to the Fund.

In connection with the approval of the Sub-Advisory Agreement, the Board, including the Independent Trustees, received materials relating to certain factors the Board considered in determining whether to approve the Sub-Advisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by Delaware Investments; (2) the sub-advisory fees proposed to be charged in connection with Delaware Investments’ management of the Fund, compared to sub-advisory fee rates of a group of funds with similar investment objectives, as selected by an independent third-party provider of investment company data (“Subadvisory Expense Group”); (3) the investment performance of the Fund compared to the Fund’s benchmark (“Benchmark”), as well as information regarding the performance of the portion of the Fund managed by UBS over various time periods; (4) the costs of services and the benefits potentially to be derived by Delaware Investments; (5) whether the Fund will benefit from possible economies of scale from engaging Delaware Investments; (6) information regarding Delaware Investments’ brokerage and trading practices and compliance and regulatory history; and (7) the terms of the proposed Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board also took into account a presentation made at the Meeting by members of management as well as a presentation made by representatives from Delaware Investments who responded to questions posed by the Board and management. The Independent Trustees were separately represented by counsel that is independent of VALIC and Delaware Investments in connection with their consideration of approval of the Sub-Advisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by Delaware Investments. The Board reviewed information provided by Delaware Investments relating to its operations and personnel. The Board also took into account their knowledge of the portfolio management team at Delaware Investments who would be responsible for managing a portion of the Fund through the team’s management of a portion of the Fund at UBS. The Board noted that the portfolio manager responsible for managing UBS’s portion of the Fund would also be the portfolio manager responsible for managing Delaware Investments’ portion of the Fund. The Board also noted that Delaware Investments’ management of the Fund will be subject to the oversight of the VALIC and the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.

The Board considered information provided to them regarding the services to be provided by Delaware Investments. The Board noted that Delaware Investments will (i) determine the securities to be purchased or sold on behalf of the portion of the Fund’s assets assigned to Delaware Investments; (ii) provide VALIC with records concerning its activities, which VALIC or the Fund is required to maintain; and (iii) render regular reports to VALIC and to officers and Trustees of the Fund concerning its discharge of the foregoing responsibilities. The Board reviewed Delaware Investments’ history and investment experience as well as information regarding the qualifications, background and responsibilities of Delaware Investments’ investment and compliance personnel who would provide services to the Fund. The Board also took into account the financial condition of Delaware Investments. The Board also reviewed Delaware Investments’ brokerage practices. The Board also considered Delaware Investments’ risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.

The Board concluded that the scope and quality of the advisory services to be provided by Delaware Investments were expected to be satisfactory and that there was a reasonable basis to conclude that Delaware Investments would provide a high quality of investment services to the Fund.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the fees proposed to be charged by Delaware Investments for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Subadvisory Expense Group. The Board noted that VALIC negotiated the sub-advisory fee with Delaware Investments at arm’s length. The Board also considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, and that the sub-advisory fees are not paid by the Fund, The Board also noted that the sub-advisory fee schedule payable to Delaware Investments is identical to the sub-advisory fee schedule payable to UBS. Therefore, the Board considered that the appointment of Delaware Investments will not result in any change to the management fee paid by the Fund to VALIC or in the amount of the management fee retained by VALIC. The Board noted that Delaware Investments indicated that it does not manage mutual funds or other accounts that have a similar investment strategy as the Fund, and therefore, comparable expense information of such funds or accounts was not applicable to the Board’s consideration of the Sub-Advisory Agreement. The Board also considered that the sub-advisory fee rate payable to Delaware Investments contains breakpoints.

The Board considered that the proposed sub-advisory fees payable to Delaware Investments are below the median of the Fund’s Subadvisory Expense Group. The Board also took account of management’s discussion of the Fund’s proposed sub-advisory fees and concluded in light of all factors considered that such fees were reasonable.

The Board received and reviewed information prepared by management regarding the investment performance of the portion of the Fund managed by UBS over various time periods. The Board noted that the portion of the Fund managed by UBS outperformed the Benchmark for the one-year period ended December 31, 2015, and underperformed the Benchmark for the three-year period ended December 31, 2015. The Board also noted that it considers the performance of the Fund relative to its Performance Group and Benchmark at its regular meetings. The Board also noted that management was satisfied with UBS’s management of the Fund.

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the Sub-Advisory Agreement. The Board was apprised that VALIC reviewed a number of factors in determining appropriate sub-advisory fee levels for the Fund. Such factors included a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) clone fund analysis; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

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VALIC Company II

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

The Board considered that the sub-advisory fees were negotiated with Delaware Investments at arm’s length. In considering the anticipated profitability to Delaware Investments in connection with its relationship to the Fund, the Trustees noted that the fees under the Sub-Advisory Agreement will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund. The Board noted that the sub-advisory fee currently paid to UBS is identical to the fee proposed to be paid to Delaware Investments, and as a result, the appointment of Delaware Investments is not expected to have any impact on VALIC’s profitability. In addition, the Board acknowledges that, pursuant to an agreement between Delaware Investments and UBS, Delaware Investments agreed to pay UBS a referral fee of 20% of the fees it earned under the Sub-Advisory Agreement for a period of two years. The Board noted that this agreement was between UBS and Delaware Investments and that this fee was payable by Delaware Investments and not VALIC or the Fund.

In light of all the factors considered, the Trustees determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of Delaware Investments from its relationship with the Fund was not material to their deliberations with respect to consideration of approval of the Sub-Advisory Agreement.

Economies of Scale. For similar reasons as stated above with respect to Delaware Investments’ anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in Delaware Investments’ management of the Fund are not a material factor to the approval of the Sub-Advisory Agreement, although the Board noted that the Fund has breakpoints at the sub-advisory fee level.

Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the Sub-Advisory Agreement including the duties and responsibilities to be undertaken. The Board also reviewed the terms of payment for services rendered by Delaware Investments and noted that VALIC would compensate Delaware Investments out of the advisory fees it receives from the Fund. The Board noted that the Sub-Advisory Agreement provides that Delaware Investments will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Sub-Advisory Agreement and other terms contained therein. The Board concluded that the terms of the Sub-Advisory Agreement were reasonable.

Conclusions. In reaching its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that Delaware Investments possesses the capability and resources to perform the duties required of it under the Sub-Advisory Agreement.

153

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (unaudited)

Filed under Rule 497(e)

Registration No. 333-53589

VALIC Company II

Socially Responsible Fund

(the “Fund”)

Supplement dated January 1, 2016, to the Fund’s

Prospectus dated January 1, 2016, as amended

The following changes are effective immediately:

In the section entitled “Fund Summary: Socially Responsible Fund – Investment Adviser,” the portfolio manager disclosure with respect to SunAmerica Asset Management, LLC (“SAAMCo”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Jane Bayar	2015	Co-Portfolio Manager

In the section entitled “Management – Investment Subadvisers,” the third paragraph under the heading “SunAmerica Asset Management, LLC” is hereby deleted in its entirety and replaced with the following:

The Socially Responsible Fund is managed by a team consisting of Timothy Campion, Kara Murphy and Jane Bayar, with Mr. Campion serving as team leader. Mr. Campion is a Vice President and Portfolio Manager at SAAMCo. He is responsible for the management and trading of a wide variety of domestic equity index funds. Mr. Campion joined SAAMCo in 2012. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge since 1999. Ms. Murphy is the Chief Investment Officer of SAAMCo. Previously, Ms. Murphy was the Director of Research and a senior research analyst covering the financial sector. Before joining SAAMCo, Ms. Murphy held research positions at Chilton Investment Company and Morgan Stanley Investment Management. Her investment experience dates from 2000. Ms. Bayar joined SAAMCo in 2004. She is a Portfolio Manager on index and social funds. Previously at SAAMCo, Ms. Bayar was an equity analyst and assistant portfolio manager on fixed income funds. Ms. Bayar received her B.A. from Baruch College and her M.B.A. from Rutgers School of Business.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

* Not Part of Financial Statements *

154

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (unaudited) — (continued)

Filed Pursuant to Rule 497(e)

Registration No.: 333-53589

VALIC COMPANY II

Small Cap Value Fund

Supplement dated April 27, 2016 to the Fund’s

Prospectus dated January 1, 2016, as supplemented and amended to date

At a meeting held on April 25-26, 2016, the Board of Trustees (the “Board”) of VALIC Company II (“VC II”) approved an amendment to the investment sub-advisory agreement (“Sub-Advisory Agreement”) between The Variable Life Insurance Company and Metropolitan West Capital Management, LLC (“MetWest”), with respect to the VC II Small Cap Value Fund (the “Fund”) in connection with the merger of the Fund’s current sub-adviser, MetWest, into Wells Capital Management Incorporated (“Wells Capital Management”) (the “Merger”). The Merger is expected to take place on or about July 1, 2016 (the “Effective Date”). With the completion of the Merger, MetWest personnel will become exclusively personnel of Wells Capital Management. The Merger is not expected to result in any change to the portfolio manager of the Fund, its investment strategies, the nature and level of services provided to the Fund, or its fees and expenses. The Merger will not constitute an “assignment” for purposes of the Investment Company Act of 1940, as amended, and the Sub-Advisory Agreement will continue in force with WellsCap.

On the Effective Date, the following changes will become effective:

In the section entitled “Fund Summary: Small Cap Value Fund – Performance Information,” the second and third paragraphs are deleted in their entirety and replaced with the following:

SunAmerica Asset Management, LLC (“SAAMCo”) was a co-subadviser of the Fund from February 28, 2010 to December 14, 2012. Effective February 8, 2010, Wells Capital Management Incorporated (f/k/a Metropolitan West Capital Management, LLC) (“WellsCap”) assumed co-subadvisory duties. As of January 1, 2002, J.P. Morgan Investment Management Inc. (“JPMIM”) (and its predecessors) assumed management of the Fund.

JPMIM manages approximately 58% of the Fund’s assets and WellsCap manages approximately 42% of the Fund’s assets. The percentage of the Fund’s assets each subadviser manages may change from time-to-time at the discretion of Fund’s investment adviser, The Variable Annuity Life Insurance Company (“VALIC”).

In the section entitled “Fund Summary: Small Cap Value Fund – Investment Adviser,” all reference to Metropolitan West Capital Management, LLC and MetWest are hereby deleted and replaced with a reference to Wells Capital Management Incorporated or WellsCap, respectively.

In the section entitled “Additional Information about the Funds’ Strategies and Risks – Small Cap Value Fund,” all reference to MetWest Capital is replaced with a reference to WellsCap.

In addition, the prospectus is amended to include the following portfolio management description under Wells Capital Management in the section “Management – Investment Sub-Advisers”:

Samir Sikka is responsible for managing Wells Capital Management’s portion of the Small Cap Value Fund. Mr. Sikka joined Wells Capital Management or one of its predecessor firms in July 2006 as a Senior Analyst. In 2007, he was promoted to co-lead portfolio manager for Wells Capital Management’s Pelican Small Cap Value strategy (formerly Small Cap Intrinsic Value strategy). Mr. Sikka became sole lead portfolio manager on the Pelican Small Cap Value strategy in the first quarter of 2009. From April 1999 to February 2006, Mr. Sikka was a Senior Analyst with Trust Company of the West.

In addition, all reference to MetWest under this section is deleted and, with respect to references to the Fund, is replaced with a corresponding reference to WellsCap.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

* Not Part of Financial Statements *

155

VALIC Company II

BOARD OF TRUSTEES

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUBADVISERS

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

Janus Capital Management LLC

151 Detroit Street

Denver, Colorado 80206

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, MA 02199

Metropolitan West Capital Management, LLC

610 Newport Center Drive, Suite 100

Newport Beach, CA 92660

PineBridge Investments LLC

399 Park Avenue

New York, New York 10022

Robeco Investment Management, Inc. d/b/a Boston Partners

909 Third Avenue, 32nd Floor

New York, New York 10022

SunAmerica Asset Management, LLC

Haborside Financial Center

3200 Plaza 5

Jersey City, New Jersey 07311

The Boston Company Asset Management, LLC

BNY Mellon Center

201 Washington St.

Boston, Massachusetts 02108

UBS Global Asset Management (Americas), Inc.

1285 Avenue of the Americas

New York, NY 10019

Wellington Management Company LLP

280 Congress Street

Boston, Massachusetts 02210

Wells Capital Management, Inc.

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, Texas 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Kathleen Fuentes,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Katherine Stoner,

Vice President and Chief Compliance Officer

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Daniel Subea

Assistant Treasurer

Louis O. Ducote II,

Assistant Secretary

Shana L. Walker,

Assistant Secretary

Matthew J. Hackethal,

Anti-Money Laundering Compliance Officer

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

VC II is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC II’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

A description of the policies and procedures that VC II uses to determine how to vote proxies related to securities held in the Fund’s portfolios, which is available in VC II’s Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

Information regarding how VC II voted proxies relating to securities held in the VC II Funds portfolios during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners investing in VC II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

156

VALIC Company II P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 11387 (02/2016) J74498

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 6, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: May 6, 2016